                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                                   ----------

                           SPDR(R) INDEX SHARES FUNDS
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)                    Copy to:
          Ryan M. Louvar, Esq.                       W. John McGuire, Esq.
   State Street Bank and Trust Company            Morgan, Lewis & Bockius LLP
       One Lincoln Street/CPH0326               1111 Pennsylvania Avenue, N.W.
            Boston, MA 02111                         Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT September 30, 2008

(SPDR(R) LOGO)
STATE STREET GLOBAL ADVISORS                PRECISE IN A WORLD THAT ISN'T.(SM)

TABLE OF CONTENTS


PRESIDENT'S LETTER TO SHAREHOLDERS...............................     1
MANAGEMENT DISCUSSIONS OF FUND PERFORMANCE AND PORTFOLIO
  SUMMARIES......................................................     2
  SPDR(R) DJ STOXX 50(R) ETF (FEU)...............................     2
  SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)..........................     6
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................    10
  SPDR(R) S&P(R) CHINA ETF (GXC).................................    15
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................    19
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................    24
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................    29
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................    34
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........    39
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................    44
  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............    49
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX)................    54
  SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF (MDD).................    59
  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF (EWX)............    60
  SPDR(R) DJ WILSHIRE GLOBAL REAL ESTATE ETF (RWO)...............    61
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)........    62
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....    67
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................    71
  SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF (JPP)...............    75
  SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF (JSC)...........    79
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
     (IPD).......................................................    83
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF
     (IPS).......................................................    84
  SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF (IPW)...........    85
  SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF (IPF)........    86
  SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF (IRY)......    87
  SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF (IPN).......    88
  SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF (IRV)........    89
  SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF (IPK).......    90
  SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
     (IST).......................................................    91
  SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF (IPU)........    92
SCHEDULES OF INVESTMENTS
  SPDR(R) DJ STOXX 50(R) ETF (FEU)...............................    93
  SPDR(R) DJ EURO STOXX 50(R) ETF (FEZ)..........................    94
  SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF (GMF).................    95
  SPDR(R) S&P(R) CHINA ETF (GXC).................................    98
  SPDR(R) S&P(R) EMERGING MARKETS ETF (GMM)......................   101
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)...............................   107
  SPDR(R) S&P(R) EMERGING EUROPE ETF (GUR).......................   108
  SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF (GML)................   109
  SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF (GAF).........   111
  SPDR(R) S&P(R) WORLD EX-US ETF (GWL)...........................   113

  SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF (GWX)...............   120
  SPDR(R) S&P(R) INTERNATIONAL DIVIDEND ETF (DWX)................   126
  SPDR(R) S&P(R) INTERNATIONAL MID CAP ETF (MDD).................   128
  SPDR(R) S&P(R) EMERGING MARKETS SMALL CAP ETF (EWX)............   132
  SPDR(R) DJ WILSHIRE GLOBAL REAL ESTATE ETF (RWO)...............   135
  SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (RWX)........   138
  SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (GII).....   140
  SPDR(R) MSCI ACWI EX-US ETF (CWI)..............................   142
  SPDR(R) RUSSELL/NOMURA PRIME JAPAN ETF (JPP)...................   149
  SPDR(R) RUSSELL/NOMURA SMALL CAP JAPAN ETF (JSC)...............   154
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
     (IPD).......................................................   159
  SPDR(R) S&P(R) INTERNATIONAL CONSUMER STAPLES SECTOR ETF
     (IPS).......................................................   161
  SPDR(R) S&P(R) INTERNATIONAL ENERGY SECTOR ETF (IPW)...........   162
  SPDR(R) S&P(R) INTERNATIONAL FINANCIAL SECTOR ETF (IPF)........   163
  SPDR(R) S&P(R) INTERNATIONAL HEALTH CARE SECTOR ETF (IPY)......   165
  SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF (IPN).......   167
  SPDR(R) S&P(R) INTERNATIONAL MATERIALS SECTOR ETF (IPV)........   169
  SPDR(R) S&P(R) INTERNATIONAL TECHNOLOGY SECTOR ETF (IPK).......   171
  SPDR(R) S&P(R) INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
     (IST).......................................................   173
  SPDR(R) S&P(R) INTERNATIONAL UTILITIES SECTOR ETF (IPU)........   174
FINANCIAL STATEMENTS.............................................   176
FINANCIAL HIGHLIGHTS.............................................   206
NOTES TO FINANCIAL STATEMENTS....................................   216
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........   231
OTHER INFORMATION................................................   232

                              (Logo/annual report)
                       PRESIDENT'S LETTER TO SHAREHOLDERS


Dear Shareholders,

Enclosed, please find a copy of the annual report for the period ended September 30, 2008. In the past year, we have continued our efforts to develop new and valuable additions to our family of SPDR exchange-traded funds ("ETFs").

State Street has launched 20 new SPDR ETFs so far in 2008, offering investors exposure to segments of the global stock markets and targeted international sectors, as well as fixed income.

NEW INTERNATIONAL AND EMERGING MARKET SPDRS

The new International SPDRs cover key segments of the developed and emerging international and global markets and include:

     - SPDR S&P International Mid Cap ETF (Ticker Symbol: MDD)
     - SPDR S&P International Dividend ETF (Ticker Symbol: DWX)
     - SPDR DJ Wilshire Global Real Estate ETF (Ticker Symbol: RWO)
     - SPDR S&P Emerging Markets Small Cap ETF (Ticker Symbol: EWX)

The new family of International Sector SPDRs, a suite of ten sector-specific ETFs, includes:

     - SPDR S&P International Consumer Discretionary Sector ETF (Ticker Symbol:
       IPD)
     - SPDR S&P International Consumer Staples Sector ETF (Ticker Symbol: IPS)
     - SPDR S&P International Energy Sector ETF (Ticker Symbol: IPW)
     - SPDR S&P International Financial Sector ETF (Ticker Symbol: IPF)
     - SPDR S&P International Health Care Sector ETF (Ticker Symbol: IRY)
     - SPDR S&P International Industrial Sector ETF (Ticker Symbol: IPN)
     - SPDR S&P International Materials Sector ETF (Ticker Symbol: IRV)
     - SPDR S&P International Technology Sector ETF (Ticker Symbol: IPK)
     - SPDR S&P International Telecommunications Sector ETF (Ticker Symbol: IST)
     - SPDR S&P International Utilities Sector ETF (Ticker Symbol: IPU)

NEW FIXED INCOME SPDRS

State Street also introduced new fixed income SPDRs to provide precise bond and cash exposure at highly competitive expense ratios.

     - SPDR DB International Inflation-Protected Government Bond ETF (Ticker
       Symbol: WIP)
     - SPDR Lehman High Yield Bond ETF (Ticker Symbol: JNK)
     - SPDR Lehman California Municipal Bond ETF (Ticker Symbol: CXA)
     - SPDR Lehman New York Municipal Bond ETF (Ticker Symbol: INY)
     - SPDR Lehman Short Term Municipal Bond ETF (Ticker Symbol: SHM)
     - SPDR Lehman International Treasury Bond ETF (Ticker Symbol: BWX)

Each of these new ETFs was created to meet the demands of our investors. We look forward to launching new ETFs that will provide additional opportunities for those looking to diversify their portfolios. Given State Street's heritage as the industry's pioneer, my colleagues and I take great pride in these new additions to our SPDR family and we look forward to continuing to help you reach your investment goals.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions. On behalf of the SPDR Index Shares Funds, I thank you for your continued support.

Sincerely,

/s/ James Ross
James Ross
President

                              (Logo/Annual Report)
                             SPDR DJ STOXX 50 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) DJ STOXX 50(R) ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones STOXX 50(R) Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy designed to track the price and yield performance of the Index.

For the twelve-month period ended September 30, 2008 the Fund returned -29.27% and the Index returned -29.41%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months ended September 30, 2008.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

All sectors in the Index posted double-digit negative returns as investors fled risky assets in the latter part of the year. Information Technology, Consumer Discretionary and Financials were particularly weak, while defensive sectors like Health Care and Consumer Staples were relatively strong performers. The largest detractor to performance was the Index's heavy weighting in Financials.

All 50 names in the Index were down for the year. Amongst the larger detractors were Nokia, and Unicredito Italiano. Nokia was hurt by weaker than expected results and Unicredito was caught in the credit crisis.

While the news this year has been grim, governments and central banks around the world have acted to stabilize markets with dramatically increased liquidity, cash investments in banks, and programs to increase liquidity in the short-term debt markets. As these programs begin to take hold, there is reason for some optimism from investors.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                   SPDR DJ STOXX 50 ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE             DOW JONES STOXX 50 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.27%               -28.28%                    -29.41%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                      3.15%                 4.80%                      3.33%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                      53.20%                55.01%                     54.30%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           72.80%                75.56%                     74.16%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE             DOW JONES STOXX 50 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.27%               -28.28%                    -29.41%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                      1.04%                 1.58%                      1.10%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                       8.91%                 9.16%                      9.06%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                            9.61%                 9.90%                      9.75%



 (1) For the period October 15, 2002 to September 30, 2008.

                              (Logo/Annual Report)
             SPDR DJ STOXX 50 ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ STOXX 50 ETF (BASED ON NET ASSET VALUE)

LINE GRAPH

                                           DOW JONES
                                            STOXX 50
                               SPDR DJ      INDEX -
                              STOXX 50     US DOLLAR
                                 ETF      DENOMINATED
                              --------    -----------
10/15/02                        10000        10000
12/31/02                        10059         9978
3/31/03                          9129         9132
6/30/03                         11098        11096
9/30/03                         11279        11287
12/31/03                        13631        13660
3/31/04                         13384        13423
6/30/04                         13524        13552
9/30/04                         13776        13815
12/31/04                        15710        15814
3/31/05                         15626        15695
6/30/05                         15612        15682
9/30/05                         16751        16856
12/31/05                        16872        16994
3/31/06                         18242        18401
6/30/06                         18818        18954
9/30/06                         19666        19835
12/31/06                        21383        21577
3/31/07                         21801        22014
6/30/07                         23864        24079
9/30/07                         24429        24672
12/31/07                        24300        24556
3/31/08                         21760        21990
6/30/08                         21237        21420
9/30/08                         17280        17416

                              (Logo/Annual Report)
                    SPDR DJ STOXX 50 ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------

  DESCRIPTION                              HSBC HOLDINGS PLC     NESTLE SA     BP PLC        NOVARTIS AG
 -------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $4,276,019            3,646,951     3,437,692     2,831,653

 -------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.6%                  4.8           4.5           3.7
 -------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------

  DESCRIPTION                              TOTAL SA
 -----------------------------------------------------------------
    MARKET VALUE                           2,796,776

 -----------------------------------------------------------------
    % OF NET ASSETS                        3.7
 -----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Banks                                23.2%
Health Care                          14.3
Oil & Gas                            13.0
Telecommunications                    9.0
Food & Beverage                       7.3
Basic Resources                       5.7
Insurance                             5.7
Utilities                             5.7
Technology                            4.2
Industrial Goods & Services           3.4
Chemicals                             2.9
Personal & Household Goods            2.1
Retail                                1.6
Automobiles & Parts                   1.3
Short Term Investments                2.4
Other Assets & Liabilities           (1.8)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
                          SPDR DJ EURO STOXX 50 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) DJ EURO STOXX 50(R) ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones EURO STOXX 50(R) Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy designed to track the price and yield performance of the Index.

For the twelve month period ended September 30, 2008 the Fund returned -29.00% and the Index returned -29.28%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States cease to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months ended September 30, 2008.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

All of the sectors in the Index fell over the last year. The sectors more sensitive to economic cycles felt the most pain as investors reacted to a looming economic slowdown. Industrial and Technology stocks fell. Consumer Discretionary stocks fell in general, but were aided by a very strong year by Volkswagen. Although still posting a loss, the traditionally defensive sector Health Care was the best performing sector.

At the stock level, the biggest contributors to the negative return were Nokia and Unicredito Italiano. Nokia was hurt by weaker than expected results and Unicredito was caught in the credit crisis.

While much of the news was bleak, there were some bright spots. Central Banks around the world lowered rates and increased liquidity in the cash markets. In addition, many countries set plans in motion to support credit markets and financial institutions. These actions give hope for a recovery in the future.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                SPDR DJ EURO STOXX 50 ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.30%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          DOW JONES EURO STOXX 50 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.00%               -27.73%                    -29.28%

 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                     12.84%                15.17%                     12.10%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                      74.95%                77.92%                     74.02%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          105.50%               109.32%                    104.15%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          DOW JONES EURO STOXX 50 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.00%               -27.73%                    -29.28%
 --------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                      4.11%                 4.82%                      3.88%
 --------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                      11.84%                12.21%                     11.72%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           12.84%                13.19%                     12.72%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period October 15, 2002 to September 30, 2008.

                              (Logo/Annual Report)
          SPDR DJ EURO STOXX 50 ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ EURO STOXX 50 ETF (BASED ON NET ASSET VALUE)

LINE GRAPH

                                                 DOW
                                             JONES EURO
                                              STOXX 50
                                SPDR DJ       INDEX -
                              EURO STOXX     US DOLLAR
                                50 ETF      DENOMINATED
                              ----------    -----------
10/15/02                         10000         10000
12/31/02                         10343         10283
3/31/03                           9148          9156
6/30/03                          11657         11641
9/30/03                          11746         11732
12/31/03                         14658         14657
3/31/04                          14443         14452
6/30/04                          14685         14664
9/30/04                          14590         14562
12/31/04                         17299         17325
3/31/05                          17161         17147
6/30/05                          16958         16927
9/30/05                          18211         18212
12/31/05                         18626         18636
3/31/06                          20603         20633
6/30/06                          21028         21004
9/30/06                          22306         22297
12/31/06                         24591         24595
3/31/07                          25448         25238
6/30/07                          28094         28022
9/30/07                          28944         28868
12/31/07                         29961         29884
3/31/08                          26801         26755
6/30/08                          25335         25184
9/30/08                          20550         20415

                              (Logo/Annual Report)
                 SPDR DJ EURO STOXX 50 ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOTAL SA        TELEFONICA SA     E. ON AG      BANCO SANTANDER SA
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $12,683,848     9,745,884         9,362,177     9,267,721

 ------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.7%            4.3               4.2           4.1
 ------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------

  DESCRIPTION                              BNP PARIBAS SA
 ---------------------------------------------------------------
    MARKET VALUE                           8,003,065

 ---------------------------------------------------------------
    % OF NET ASSETS                        3.6
 ---------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Banks                                20.0%
Utilities                            12.1
Insurance                            10.8
Oil & Gas                             9.5
Telecommunications                    9.4
Chemicals                             5.8
Technology                            5.2
Automobiles & Parts                   5.1
Industrial Goods & Services           5.0
Food & Beverage                       3.4
Personal & Household Goods            3.3
Health Care                           3.0%
Basic Resources                       1.7
Construction & Materials              1.7
Media                                 1.6
Retail                                1.3
Financial Services                    0.8
Short Term Investments                2.8
Other Assets & Liabilities           (2.5)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) Emerging Asia Pacific ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/Citigroup(R) BMI Asia Pacific Emerging Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -36.95% and the Index returned -39.59%. Index returns do not reflect deductions for fees and expenses associated with investing in the fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States cease to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full year.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

China is the largest market in the Index for the period. China is still expected to grow next year, but posted negative performance for the period. With $1.8 trillion in reserves, the government has substantial policy flexibility. In September 2008, the Chinese authorities cut reserve requirements for most banks by 50 basis points, but stocks fell 20.4% in that month alone. In fact, Chinese stocks have fallen almost 50% over the fiscal year. There is great apprehension among investors that property market busts in the US and Europe will be accompanied by a similar bust in China. In the last quarter of the period, the Olympic Games took place in Beijing without a major hitch. While economic indicators appear to remain favorable for China, its economic performance in the next eighteen months will be key to the evolution of the global economy.

Stocks also plunged in Taiwan, particularly in the financial sector as investor fears regarding sub-prime mortgages spread to Taiwan banks. Despite optimism in the recent developments in its relationship with China, Taiwan stock performance was also down for the period. Some examples of these developments include Taiwanese approval of a bill that will allow the Chinese Yuan to be exchanged at the island's banks. In addition, Taiwan and China also reached deals to expand tourism and to partly roll back a decade-old ban on direct air traffic.

                              (Logo/Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


Inflation in Asia in general appears to be slowing, but India's inflation rate is expected to run about 12% through the end of 2008. Investors are concerned that a global slowdown will negatively impact India's information technology industry. Given the sharp rise of property prices in recent months, there is also a pervasive fear of a decline in property value. One of the best performing countries last year, India experienced a downward spiral during the period.

Among the smaller markets, Malaysia, Indonesia and Pakistan (which encountered substantial political violence including the assassination of Mrs. Bhutto) all fell significantly as well.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
            SPDR S&P EMERGING ASIA PACIFIC ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING ASIA PACIFIC ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE           ASIA PACIFIC EMERGING INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -36.95%               -36.57%                    -39.59%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -8.56%                -7.96%                    -11.18%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE           ASIA PACIFIC EMERGING INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -36.95%               -36.57%                    -39.59%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -5.67%                -5.27%                     -7.44%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
      SPDR S&P EMERGING ASIA PACIFIC ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING ASIA PACIFIC ETF (BASED ON NET ASSET VALUE)

(Line Graph

                                              S&P/CITIGROUP BMI
                                SPDR S&P         ASIA PACIFIC
                             EMERGING ASIA      EMERGING INDEX
                              PACIFIC ETF
                             -------------    -----------------
                                 10000              10000
3/20/07                          10191              10276
4/30/07                          10650              10718
5/31/07                          11262              11400
6/30/07                          12073              12233
7/31/07                          12791              13117
8/31/07                          12854              13016
9/30/07                          14503              14702
10/31/07                         16435              16401
11/30/07                         14890              14924
12/31/07                         14764              14986
1/31/08                          12701              12746
2/29/08                          13580              13726
3/31/08                          12734              12793
4/30/08                          13878              13876
5/31/08                          13335              13255
6/30/08                          11729              11504
7/31/08                          11657              11460
8/31/08                          11116              10950
9/30/08                           9144               8882

                              (Logo/Annual Report)
             SPDR S&P EMERGING ASIA PACIFIC ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA MOBILE,     TAIWAN SEMICONDUCTOR            RELIANCE
                                           LTD.              MANUFACTURING CO., LTD. ADR     INDUSTRIES, LTD. GDR
 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $7,543,427        6,041,542                       4,731,904

 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.6%              3.7                             2.9
 ----------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA LIFE              PETROCHINA
                                           INSURANCE CO., LTD.     CO., LTD.
 ------------------------------------------------------------------------------------------
    MARKET VALUE                           4,385,662               3,615,889

 ------------------------------------------------------------------------------------------
    % OF NET ASSETS                        2.7                     2.2
 ------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          12.9%
Commercial Banks                     12.6
Wireless Telecommunication
  Services                            9.0
Semiconductors & Semiconductor
  Equipment                           7.8
Computers & Peripherals               5.2
Electronic Equipment &
  Instruments                         4.7
Insurance                             4.4
Chemicals                             3.0
Automobiles                           2.8
Metals & Mining                       2.6
Diversified Telecommunication
  Services                            2.6
IT Services                           2.5
Transportation Infrastructure         2.3
Internet Software & Services          2.3
Electrical Equipment                  2.2
Real Estate Management &
  Development                         1.9
Food Products                         1.5
Hotels, Restaurants & Leisure         1.4
Media                                 1.4
Diversified Financial Services        1.3
Construction & Engineering            1.2
Thrifts & Mortgage Finance            1.2
Electric Utilities                    1.1
Marine                                1.1
Construction Materials                1.1
Beverages                             1.0
Capital Markets                       0.9
Household Products                    0.8
Independent Power Producers &
  Energy Traders                      0.8
Industrial Conglomerates              0.7
Energy Equipment & Services           0.6
Airlines                              0.6
Tobacco                               0.6
Textiles, Apparel & Luxury
  Goods                               0.5
Distributors                          0.4
Pharmaceuticals                       0.4
Gas Utilities                         0.3
Health Care Providers &
  Services                            0.3
Machinery                             0.3
Leisure Equipment & Products          0.2
Paper & Forest Products               0.0**
Short Term Investments                4.7
Other Assets & Liabilities          (3.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                              SPDR S&P CHINA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) China ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/Citigroup(R) BMI China Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -45.26% and the Index returned -46.69%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929 and the Great Depression. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months ended September 30, 2008.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The favorable run that Chinese stocks had been enjoying came to a halt over the past twelve months. The People's Bank of China made several increases over the course of the year to the required reserve ratio in an attempt to absorb excess liquidity from the banking sector. Additionally, the government introduced several pricing policies to the market aimed at balancing supply and demand: a) increasing oil refinery product prices by 16-25%, b) increasing electricity prices by 4.7%, and c) putting a nationwide cap on coal prices. Despite these changes, domestic inflation concerns continued to impact the market.

While China remains the largest market in Emerging Asia, there is great apprehension among investors that property market busts in the US and Europe will be accompanied by a similar bust in China. Economic indicators appear to remain favorable, including a 9.5% growth target for next year and $1.8 trillion in reserves, however, China's economic performance over the next 18 months will be key to the evolution of the global economy.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                    SPDR S&P CHINA ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P CHINA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          S&P/CITIGROUP BMI CHINA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -45.26%               -44.43%                    -46.69%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -1.11%                -0.17%                     -2.52%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          S&P/CITIGROUP BMI CHINA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -45.26%               -44.43%                    -46.69%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -0.73%                -0.11%                     -1.63%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
              SPDR S&P CHINA ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P CHINA ETF (BASED ON NET ASSET VALUE)

(Line Graph

                                           S&P/CITIGROUP BMI
                               SPDR S&P       CHINA INDEX
                              CHINA ETF
                              ---------    -----------------
                                10000            10000
3/20/07                         10355            10373
4/30/07                         10719            10820
5/31/07                         11550            11742
6/30/07                         12839            12985
7/31/07                         14141            14345
8/31/07                         15073            15260
9/30/07                         18064            18286
10/31/07                        21101            21239
11/30/07                        18485            18546
12/31/07                        17666            17837
1/31/08                         13858            14018
2/29/08                         15216            15335
3/31/08                         13299            13440
4/30/08                         15518            15470
5/31/08                         14890            14882
6/30/08                         13089            13029
7/31/08                         13346            13278
8/31/08                         12441            12240
9/30/08                          9889             9748

                              (Logo/Annual Report)
                     SPDR S&P CHINA ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              CHINA MOBILE,     CHINA LIFE INSURANCE     CHINA CONSTRUCTION     PETROCHINA
                                           LTD.              CO., LTD.                BANK CORP.             CO., LTD.
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $16,594,557       9,501,530                7,760,237              7,329,912

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        13.5%             7.7                      6.3                    6.0
 ----------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------

  DESCRIPTION                              INDUSTRIAL & COMMERCIAL
                                           BANK OF CHINA
 -----------------------------------------------------------------
    MARKET VALUE                           7,098,562

 -----------------------------------------------------------------
    % OF NET ASSETS                        5.8
 -----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          18.8%
Commercial Banks                     18.0
Wireless Telecommunication
  Services                           14.7
Insurance                            10.7
Internet Software & Services          4.5
Transportation Infrastructure         3.3
Diversified Telecommunication
  Services                            2.9
Real Estate Management &
  Development                         2.7
Food Products                         2.4
Independent Power Producers &
  Energy Traders                      2.3
Electrical Equipment                  2.3
Metals & Mining                       2.2
Marine                                1.6
Construction & Engineering            1.2
Distributors                          1.0
Hotels, Restaurants & Leisure         1.0
Automobiles                           0.9
Construction Materials                0.8
Media                                 0.8
Chemicals                             0.7
Computers & Peripherals               0.6
Energy Equipment & Services           0.6
Multiline Retail                      0.5
Communications Equipment              0.5
Leisure Equipment & Products          0.4
Industrial Conglomerates              0.4
Airlines                              0.3
Textiles, Apparel & Luxury
  Goods                               0.3
Paper & Forest Products               0.3
Road & Rail                           0.3
Machinery                             0.3
Health Care Equipment &
  Supplies                            0.2
Beverages                             0.2
Semiconductors & Semiconductor
  Equipment                           0.2
Software                              0.2
Water Utilities                       0.2
Air Freight & Logistics               0.1
IT Services                           0.1
Biotechnology                         0.1
Commercial Services & Supplies        0.1
Short Term Investments                3.5
Other Assets & Liabilities           (2.2)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) Emerging Markets ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/Citigroup(R) BMI Emerging Markets Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -29.77% and the Index returned -31.95%. Index returns do not reflect deductions for fees and expenses associated with investing in the fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

During the twelve month period, the Fund has been negatively impacted by many of the same factors impacting stock markets around the globe. One of these has been a slowing in global demand. While many of the emerging markets are still expected to post better growth than the developed markets, these numbers have nevertheless been dramatically reduced in many cases. Another factor that negatively impacted the Fund's return during this period was the ongoing credit crunch which took on historical proportions during September 2008 as corporate financing and inter-bank lending essentially seized up. A third factor behind this decline was a significant decrease in general risk appetite which when coupled with market closings and the institution of price floors in some of the emerging markets led to a difficult environment for the Fund. Another factor that impacted the Funds' return was the significant decline during the last quarter of the period in commodity prices. This has a particularly negative influence on the emerging markets which are typically more commodity rich than their developed market counterparts. Finally, the emerging markets were hurt by an increasing acceptance that the world was either in or will move into a recessionary state and that the interconnectedness of the global markets will not prevent problems in one arena from dramatically spilling over into the emerging markets.

                              (Logo/Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


For the period, the two currencies with the greatest depreciation relative to the US dollar were the South Korean won and the Pakistan rupee. Conversely, the Israeli Sheckel and the Czech Koruna were the best performing currencies relative to the US dollar. In general, currencies were more volatile during this period.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
              SPDR S&P EMERGING MARKETS ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE              EMERGING MARKETS INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.77%               -29.33%                    -31.95%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -5.05%                -4.27%                     -7.62%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE              EMERGING MARKETS INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.77%               -29.33%                    -31.95%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -3.33%                -2.80%                     -5.04%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
        SPDR S&P EMERGING MARKETS ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MARKETS ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                 SPDR S&P        S&P/CITIGROUP BMI
                             EMERGING MARKETS     EMERGING MARKETS
                                    ETF                INDEX
                             ----------------    -----------------
                                   10000               10000
3/20/07                            10338               10389
4/30/07                            10818               10863
5/31/07                            11294               11357
6/30/07                            11823               11927
7/31/07                            12305               12467
8/31/07                            12156               12226
9/30/07                            13520               13575
10/31/07                           15145               15078
11/30/07                           14085               14146
12/31/07                           14134               14295
1/31/08                            12448               12516
2/29/08                            13329               13474
3/31/08                            12706               12786
4/30/08                            13774               13744
5/31/08                            14123               14066
6/30/08                            12780               12676
7/31/08                            12302               12203
8/31/08                            11498               11338
9/30/08                             9495                9238

                              (Logo/Annual Report)
               SPDR S&P EMERGING MARKETS ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              PETROLEO              GAZPROM       COMPANHIA VALE      CHINA MOBILE, LTD.
                                           BRASILEIRO SA ADR     OAO ADR       DO RIO DOCE ADR
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $1,654,256            1,521,378     992,369             772,531

 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.6%                  4.2           2.7                 2.1
 --------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------

  DESCRIPTION                              AMERICA
                                           MOVIL SAB DE CV
 -----------------------------------------------------------
    MARKET VALUE                           751,344

 -----------------------------------------------------------
    % OF NET ASSETS                        2.1
 -----------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          18.7%
Commercial Banks                     14.3
Metals & Mining                       8.4
Wireless Telecommunication
  Services                            8.0
Diversified Telecommunication
  Services                            3.1
Semiconductors & Semiconductor
  Equipment                           3.0
Pharmaceuticals                       2.3
Insurance                             2.1
Chemicals                             2.0
Computers & Peripherals               2.0
Industrial Conglomerates              2.0
Electric Utilities                    1.8
Diversified Financial Services        1.8
Beverages                             1.7
Construction & Engineering            1.7
Electronic Equipment &
  Instruments                         1.5
Construction Materials                1.5
Food Products                         1.3
IT Services                           1.2
Real Estate Management &
  Development                         1.1
Food & Staples Retailing              1.1
Media                                 1.0
Transportation Infrastructure         0.9
Independent Power Producers &
  Energy Traders                      0.8
Hotels, Restaurants & Leisure         0.8
Internet Software & Services          0.8
Multiline Retail                      0.7
Specialty Retail                      0.7
Energy Equipment & Services           0.7
Automobiles                           0.7
Electrical Equipment                  0.6
Household Durables                    0.5
Thrifts & Mortgage Finance            0.5
Capital Markets                       0.5
Household Products                    0.5
Software                              0.4
Paper & Forest Products               0.4
Marine                                0.4
Leisure Equipment & Products          0.3
Airlines                              0.3
Machinery                             0.3
Gas Utilities                         0.3
Communications Equipment              0.2
Distributors                          0.2
Aerospace & Defense                   0.2
Biotechnology                         0.2
Water Utilities                       0.1
Tobacco                               0.1
Textiles, Apparel & Luxury
  Goods                               0.1
Building Products                     0.1
Trading Companies &
  Distributors                        0.1
Health Care Providers &
  Services                            0.1
Road & Rail                           0.1
Consumer Finance                      0.1
Commercial Services & Supplies        0.1
Air Freight & Logistics               0.0**
Short Term Investments               10.2
Other Assets & Liabilities           (4.6)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                            SPDR S&P BRIC 40 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The SPDR(R) S&P(R) BRIC 40 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R) BRIC 40 Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy designed to track the total return performance of the Index.

For the twelve month period ended September 30, 2008 the Fund returned -32.50% and the Index returned -32.21%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and sold to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929 and the Great Depression. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months ended September 30, 2008.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

China is the largest market in the Index for the period. With $1.8 trillion in reserves, the government has substantial policy flexibility. In September, the Chinese authorities cut reserve requirements for most banks by 50 basis points. There is great apprehension among investors that property market busts in the US and Europe will be accompanied by a similar bust in China. While economic indicators appear to remain favorable for China, its economic performance in the next eighteen months will be key to the evolution of the global economy.

Brazil is the second largest country in the Index. In the last quarter alone, Brazil's currency fell 21.3%. The prospect of sharply lower demand in Asia for Brazilian materials pre-occupied investors. Growth is expected to decelerate in Brazil in 2009 substantially.

Russia is the third largest market in the Index. More than $30 Billion in capital fled the Russian market in the quarter in response to three shocks: the Russian invasion of Georgia; government interference in a steel company, Mechel; and the global credit crisis. As global risk appetite fell, hedge funds and other investors sold Russian stocks. This development led to margin calls on local investors who had borrowed heavily to invest in the stock market. The resulting downward spiral led to a crash and financial problems at Russian brokerage firms. The market was closed for a couple of days by the authorities, who also agreed to study the possibility of using some of Russia's sovereign wealth fund assets to support the market. Russian energy

                              (Logo/Annual Report)
                            SPDR S&P BRIC 40 ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



stocks Lukoil and Surgutneftegaz declined significantly and Gazprom's loss erased nearly $100 Billion in market capitalization. As the global credit crisis intensified, Russian corporations and banks found it increasingly difficult to access external credit and investors were concerned about a possible banking crisis. A severe liquidity squeeze and crisis of confidence erupted in September.

India is the smallest market in the Index. Inflation in Asia in general is slowing, but India's inflation rate is expected to run about 12% through this year. Investors are concerned that a global slowdown will negatively impact India's IT industry. Given the sharp rise of property prices in recent months, there is also a pervasive fear of a property decline.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                   SPDR S&P BRIC 40 ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BRIC 40 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.50%.*

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE                S&P BRIC 40 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -32.50%               -32.14%                    -32.21%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -15.36%               -15.10%                    -14.90%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE                S&P BRIC 40 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -32.50%               -32.14%                    -32.21%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -12.18%               -11.96%                    -11.87%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period June 19, 2007 to September 30, 2008.
 * SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until January 31, 2009.

                              (Logo/Annual Report)
             SPDR S&P BRIC 40 ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P BRIC 40 ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                               SPDR S&P
                                BRIC 40    S&P BRIC
                                  ETF      40 INDEX
                               --------    --------
6/19/07                          10000       10000
6/30/07                           9954        9955
7/31/07                          10544       10542
8/31/07                          10727       10732
9/30/07                          12538       12554
10/31/07                         14703       14711
11/30/07                         13469       13499
12/31/07                         13469       13504
1/31/08                          11350       11379
2/29/08                          12339       12375
3/31/08                          11530       11565
4/30/08                          13089       13139
5/31/08                          13661       13731
6/30/08                          12418       12473
7/31/08                          11672       11722
8/31/08                          10591       10639
9/30/08                           8464        8510

                              (Logo/Annual Report)
                    SPDR S&P BRIC 40 ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              GAZPROM         CHINA            PETROLEO BRASILEIRO     COMPANHIA VALE DO
                                           OAO ADR         MOBILE, LTD.     SA ADR                  RIO DOCE ADR
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $16,035,350     15,440,713       14,717,976              9,355,790

 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.5%            8.2              7.8                     5.0
 --------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------

  DESCRIPTION                              CHINA LIFE INSURANCE
                                           CO., LTD.
 --------------------------------------------------------------
    MARKET VALUE                           9,343,416

 --------------------------------------------------------------
    % OF NET ASSETS                        5.0
 --------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          39.7%
Commercial Banks                     26.4
Metals & Mining                       9.9
Wireless Telecommunication
  Services                            9.8
Insurance                             6.4
IT Services                           2.5
Diversified Telecommunication
  Services                            1.7
Beverages                             1.6
Real Estate Management &
  Development                         0.8
Construction & Engineering            0.6
Transportation Infrastructure         0.0**
Short Term Investments                8.1
Other Assets & Liabilities           (7.5)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) Emerging Europe ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/Citigroup(R) BMI European Emerging Capped Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -33.45% and the Index returned -34.45%. Index returns do not reflect deductions for fees and expenses associated with investing in the fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States cease to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

Russia is the largest market in the EMEA region. This market experienced three shocks and has had a significant negative impact on performance: the Russian invasion of Georgia; government interference in a steel company, Mechel; and the global credit crisis. The Mechel incident reminded investors of the Yukos affair. Despite a surge at the end of 2007 resulting from a spike in oil prices and greater clarity about President Putins's succession plans, in 2008, investors fled the Russian market to other countries.

As global risk appetite fell, hedge funds and other investors sold Russian stocks. This development led to margin calls on local investors who had borrowed heavily to invest in the stock market. The resulting downward spiral led to a crash and financial problems at Russian brokerage firms. Russian energy stocks Lukoil and Surgutneftegaz declined significantly and Gazprom's decline erased nearly $100 Billion in market capitalization. As the global credit crisis intensified, Russian corporations and banks found it increasingly difficult to access external credit and investors were concerned about a possible banking crisis in Russia. A severe liquidity squeeze and crisis of confidence erupted in September. On the political front, Dmitry Medvedev, President Putin's handpicked successor, won the Russian presidential election. This was also a downward force on most of the Russian stocks.

                              (Logo/Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


Investors still have concerns regarding Turkey and, consequently, this market was down for the period. These concerns relate to a large current account deficit as a percent of GDP, inflation risks, political issues with the AKP ruling party and attempts to change the constitution. However, the outlook for Turkey is not as bleak. While Turkey historically has been subject to global volatility, the Turkish market sells at roughly 6.6 times forward earnings. Reportedly, Turkish banks, which have long experience with dollarized deposits, actually lent dollars to their European counterparts during the latter part of the fiscal year. Turkey is a nation where US dollar deposits to total deposits have historically been significantly higher than average which enables the country to be able to lend out to other countries especially ones who desperately need help in liquidity.

In the small Eastern Europe markets (Czech Republic, Hungary, and Poland), the Czech Republic rallied and was a standout returning only mildly negative performance, helped by Cez, the utility. Eastern Europe continues to integrate rapidly with its Western neighbors.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
               SPDR S&P EMERGING EUROPE ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING EUROPE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            S&P/CITIGROUP BMI EUROPEAN
                                                  VALUE                 VALUE              EMERGING CAPPED INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -33.45%               -31.92%                    -34.45%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -20.98%               -18.96%                    -20.98%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            S&P/CITIGROUP BMI EUROPEAN
                                                  VALUE                 VALUE              EMERGING CAPPED INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -33.45%               -31.92%                    -34.45%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -14.24%               -12.82%                    -14.24%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
         SPDR S&P EMERGING EUROPE ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING EUROPE ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                 SPDR S&P       S&P/CITIGROUP BMI
                             EMERGING EUROPE    EUROPEAN EMERGING
                                   ETF             CAPPED INDEX
                             ---------------    -----------------
                                  10000               10000
3/20/07                           10597               10577
4/30/07                           10796               10655
5/31/07                           10316               10385
6/30/07                           11059               11109
7/31/07                           11386               11588
8/31/07                           10877               11120
9/30/07                           11873               12055
10/31/07                          12861               13155
11/30/07                          12585               13063
12/31/07                          13045               13553
1/31/08                           10898               11377
2/29/08                           11418               12109
3/31/08                           11351               11803
4/30/08                           11695               12140
5/31/08                           13053               13562
6/30/08                           12152               12547
7/31/08                           11429               11601
8/31/08                            9822               10020
9/30/08                            7902                7902

                              (Logo/Annual Report)
                SPDR S&P EMERGING EUROPE ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              GAZPROM         LUKOIL ADR     CEZ AS        SBERBANK GDR     OTP BANK
                                           OAO ADR                                                       NYRT
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $16,350,266     8,000,387      3,903,707     3,836,204        3,265,976

 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        20.1%           9.9            4.8           4.7              4.0
 ---------------------------------------------------------------------------------------------------------------------------




 (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          43.3%
Commercial Banks                     22.4
Metals & Mining                       8.2
Diversified Telecommunication
  Services                            8.1
Electric Utilities                    4.8
Pharmaceuticals                       1.9
Media                                 1.4
Industrial Conglomerates              1.4
Wireless Telecommunication
  Services                            1.2
Beverages                             0.8
Food & Staples Retailing              0.8
Diversified Financial Services        0.7
Household Durables                    0.6
Construction & Engineering            0.6
Real Estate Management &
  Development                         0.6
Airlines                              0.4
Chemicals                             0.4
Software                              0.4
Hotels, Restaurants & Leisure         0.4
Auto Components                       0.3
Building Products                     0.2
Electronical Equipment                0.2
Biotechnology                         0.1
Short Term Investments                4.9
Other Assets & Liabilities           (4.1)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) Emerging Latin America ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/Citigroup(R) BMI Latin America Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -20.21% and the Index returned -21.44%. Index returns do not reflect deductions for fees and expenses associated with investing in the fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States cease to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

In the third quarter of 2008, particularly the month of September, there was a convulsion in global financial markets and massive US government intervention to infuse the US banking system with liquidity and avert systemic collapse. As US companies found it increasingly difficult to finance themselves (the commercial paper market continued to contract sharply), investors increasingly moved to the view that the US was in recession, and that the chances of a global recession (defined as global growth below 2.5% on a purchasing power basis), were rising. Understandably, commodity prices fell, with crude oil down to 100.64 vs. 141.24 on June 30. In reaction to these events, investors sold emerging market stocks, as deleveraging intensified and risk appetite fell dramatically.

The emerging Latin America markets were particularly affected by events in Brazil and Mexico. Brazil is the largest country in the Index, comprising nearly two-thirds of the benchmark. In the last quarter alone, the Real fell and Brazil stocks plunged for the twelve month period. Materials stocks, led by CVRD, fell and financial stocks fell as well. The prospect of sharply lower demand in Asia for Brazilian materials pre-occupied investors. Energy stocks, led by Petrobras, were up for the entire period, but declined over the last quarter. Growth is expected to decelerate in Brazil in 2009 substantially. Brazil is traditionally a high beta market, and this quarter was no exception. Mexico, the second largest market in the region, has held up

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



fairly well during the period. In the last quarter, Mexico fell less than Brazil, Peru and Argentina. Mexican stocks have proved to be remarkably resilient. As the recession in the United States deepens, and as remittances by Mexican workers in the United States slow, the risks to the downside for the Mexican economy are intensifying. But in the quarter, Telmex actually managed to rally.

Among the smaller markets, Peru fell during the twelve month period. Peru is a major copper producer and investors feared a global slowdown would depress commodity prices. Southern Peru Copper fell in the last quarter alone. Colombia fell for the period. Argentina fell for the twelve month period, led by Tenaris which fell in the last quarter. As in the past, Argentina's inflation is accelerating. As well, the country is endeavoring to undertake a complex debt restructuring.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING LATIN AMERICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE               LATIN AMERICA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -20.21%               -20.20%                    -21.44%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                            8.90%                 8.79%                      8.80%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                S&P/CITIGROUP BMI
                                                  VALUE                 VALUE               LATIN AMERICA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -20.21%               -20.20%                    -21.44%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                            5.72%                 5.65%                      5.65%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING LATIN AMERICA ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                SPDR S&P       S&P/CITIGROUP BMI
                             EMERGING LATIN      LATIN AMERICA
                               AMERICA ETF           INDEX
                             --------------    -----------------
                                  10000              10000
3/20/07                           10333              10407
4/30/07                           10966              11050
5/31/07                           12152              12210
6/30/07                           12423              12580
7/31/07                           12578              12803
8/31/07                           12197              12391
9/30/07                           13649              13850
10/31/07                          15186              15452
11/30/07                          14298              14592
12/31/07                          14333              14711
1/31/08                           13706              13749
2/29/08                           14803              14980
3/31/08                           14321              14445
4/30/08                           15689              15781
5/31/08                           16913              17184
6/30/08                           15541              15886
7/31/08                           14349              14704
8/31/08                           13240              13504
9/30/08                           10890              10880

                              (Logo/Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              PETROLEO        COMPANHIA VALE     AMERICA       BANCO ITAU
                                           BRASILEIRO      DO RIO DOCE        MOVIL         HOLDING FINANCEIRA
                                           SA ADR          ADR                SAB DE CV     SA ADR
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $12,247,222     7,165,808          5,298,773     3,066,945

 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        16.5%           9.7                7.1           4.1
 -------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------

  DESCRIPTION                              BANCO BRADESCO
                                           SA PREFERENCE
                                           SHARES ADR
 ------------------------------------------------------------
    MARKET VALUE                           2,825,775

 ------------------------------------------------------------
    % OF NET ASSETS                        3.8
 ------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Metals & Mining                      18.3%
Commercial Banks                     17.7
Oil, Gas & Consumable Fuels          17.0
Wireless Telecommunication
  Services                            8.0
Diversified Telecommunication
  Services                            4.6
Beverages                             4.2
Electric Utilities                    3.8
Industrial Conglomerates              2.4
Food & Staples Retailing              2.3
Multiline Retail                      2.2
Construction Materials                2.2
Paper & Forest Products               1.9
Food Products                         1.8
Media                                 1.8
Household Durables                    1.7
Independent Power Producers &
  Energy Traders                      1.4
Energy Equipment & Services           1.4
Transportation Infrastructure         1.0
Household Products                    0.8
Diversified Financial Services        0.8
Airlines                              0.7
Construction & Engineering            0.6
Aerospace & Defense                   0.6
Tobacco                               0.5
Biotechnology                         0.3
Water Utilities                       0.3
Chemicals                             0.2
Internet & Catalog Retail             0.2
Building Products                     0.2
Real Estate Management &
  Development                         0.0**
Short Term Investments               12.8
Other Assets & Liabilities          (11.7)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount shown represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                 SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) Emerging Middle East & Africa ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/ Citigroup(R) BMI Middle East & Africa Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -19.37% and the Index returned -17.08%. Index returns do not reflect deductions for fees and expenses associated with investing in the fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The South African stocks declined the most in the Fund over the twelve months ended September 30, 2008. This was fueled by several events. President Mbeki resigned in a scandal and the former trade union leader and ANC Deputy President Kgalema Motlanthe was elected interim President by Parliament. He promptly initiated a major Cabinet reshuffle. Furthermore, as in many other parts of the emerging world, inflation is a problem in South Africa. Headline inflation is running at 13.6%, while core inflation is at 14.3%. The country also had problems related to violence that occurred in May, local gasoline prices being raised 7.4%, taking it to a record R10.70 per liter, and Eskom announcing it was likely that power shortages would continue.

The next largest underperformers in the region were Egypt and Israel, two countries causing a drag on the region's overall performance. Israel's declines were minimized by Teva Pharmaceutical, a large stock in the benchmark, which delivered positive performance. These two countries suffered sharp declines as investors fear that the financial crisis in the United States and Europe may be spreading to the Middle East. Surprisingly, Jordan was one of the few countries in the world that was able to overcome the economic problems by delivering positive returns in the third quarter.

Among the smaller EMEA markets, Jordan was the best performing market.

                              (Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)


As credit problems in Europe intensified, the dollar rallied in September and many emerging market currencies weakened, contributing to the overall negative performance.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             S&P/CITIGROUP BMI MIDDLE
                                                  VALUE                 VALUE               EAST & AFRICA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -19.37%               -19.01%                    -17.08%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -6.60%                -5.86%                     -3.38%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             S&P/CITIGROUP BMI MIDDLE
                                                  VALUE                 VALUE               EAST & AFRICA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -19.37%               -19.01%                    -17.08%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -4.36%                -3.86%                     -2.21%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period March 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
                 SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                 SPDR S&P       S&P/CITIGROUP BMI
                             EMERGING MIDDLE       MIDDLE EAST
                                  EAST &             & AFRICA
                                AFRICA ETF            INDEX
                             ---------------    -----------------
                                  10000               10000
3/20/07                           10453               10469
4/30/07                           11246               11263
5/31/07                           11081               11158
6/30/07                           10892               11037
7/31/07                           10944               11092
8/31/07                           10878               10957
9/30/07                           11584               11652
10/31/07                          12811               12920
11/30/07                          12178               12473
12/31/07                          12042               12466
1/31/08                           10889               11423
2/29/08                           11521               12177
3/31/08                           10818               11522
4/30/08                           11773               12304
5/31/08                           12015               12507
6/30/08                           11245               11639
7/31/08                           11261               11554
8/31/08                           10780               11028
9/30/08                            9340                9662

                              (Logo/Annual Report)
                 SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TEVA PHARMACEUTICAL     MTN GROUP,     SASOL, LTD.     ARAB BANK
                                           INDUSTRIES, LTD.        LTD.                           PLC
 ----------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $16,541,429             9,608,704      7,532,189       5,449,859

 ----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        10.8%                   6.3            4.9             3.6
 ----------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------

  DESCRIPTION                              IMPALA PLATINUM
                                           HOLDINGS, LTD.
 ---------------------------------------------------------------
    MARKET VALUE                           4,971,530

 ---------------------------------------------------------------
    % OF NET ASSETS                        3.3
 ---------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     20.6%
Pharmaceuticals                      11.9
Metals & Mining                      10.8
Diversified Financial Services        7.8
Wireless Telecommunication
  Services                            7.3
Oil, Gas & Consumable Fuels           4.9
Industrial Conglomerates              4.7
Chemicals                             4.4
Media                                 2.2
Food & Staples Retailing              2.2
Diversified Telecommunication
  Services                            1.9
Real Estate Management &
  Development                         1.9
Construction & Engineering            1.9
Specialty Retail                      1.9
Capital Markets                       1.3
Insurance                             1.3
Aerospace & Defense                   1.2
Electric Utilities                    1.2
Software                              1.1
Food Products                         1.0
Construction Materials                0.8
Communications Equipment              0.7
Paper & Forest Products               0.7
Tobacco                               0.7
Household Durables                    0.7
Health Care Providers &
  Services                            0.5
Real Estate Investment Trust          0.5
Multiline Retail                      0.4
Marine                                0.4
Hotels, Restaurants & Leisure         0.4
Distributors                          0.3
Semiconductors & Semiconductor
  Equipment                           0.3
Health Care Equipment &
  Supplies                            0.1
Internet Software & Services          0.1
Trading Companies &
  Distributors                        0.1
Electrical Equipment                  0.0**
Short Term Investments                1.1
Other Assets & Liabilities            0.7
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The SPDR(R) S&P(R) World ex-US ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R)/Citigroup BMI World Ex US Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -30.13% and the Index returned -30.32%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929 and the Great Depression. In a matter of weeks, the traditional structure of investment banks in the United States became ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

Contributing most significantly to the negative returns of the Fund and the Index over the period was the Fund's overweight to the financial sector. At the country level, the Fund was hurt most by its overweight to Japan relative to the holdings in the Index, followed closely by the UK, Germany and France.

Toward the end of the period LIBOR rates for Dollars, Pounds, and Euros climbed sharply from already elevated levels, reflecting heightened concerns in unsecured lending. A host of European financial firms felt the effects of tightening credit in the market place, similar to their American counterparts. British lenders HBOS and Bradford & Bingley, Belgian financial conglomerate Fortis, and Germany's Hypo Real Estate all saw their share prices negatively impacted as financial conditions seized up. The combination of faltering global growth prospects and unnerving liquidity strains led to broad share price declines across Europe and Asia.

Japanese stocks languished throughout the course of the period, but the yen was one of the few currencies that managed to hold its own against the US dollar. The economic picture in Japan shows no exception to the less optimistic global trend, as the job market remains tepid and confidence indicators have been eroding. However, Japanese financial institutions have relatively little exposure to the credit issues that are

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



burdening many western firms. While the United States and Europe are worried about rising inflation, Japan is benefitting from the fiscal uncertainty. Since Japanese stocks have been steadily losing investors since early 2006, they were relatively less affected by the persistent selling that characterized global equity markets through the second half of the year ended September 30, 2008.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P WORLD EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.35%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET          S&P/CITIGROUP BMI WORLD EX US
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -30.13%               -28.41%                    -30.32%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -26.95%               -25.13%                    -26.84%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET          S&P/CITIGROUP BMI WORLD EX US
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -30.13%               -28.41%                    -30.32%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -19.49%               -18.11%                    -19.42%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period April 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P WORLD ex-US ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                SPDR S&P     S&P/CITIGROUP BMI
                              WORLD EX-US         WORLD EX
                                  ETF             US INDEX
                              -----------    -----------------
                                 10000             10000
4/20/07                           9983              9986
5/31/07                          10192             10231
6/30/07                          10235             10245
7/31/07                          10134             10161
8/31/07                           9937              9960
9/30/07                          10456             10494
10/31/07                         10901             10978
11/30/07                         10474             10498
12/31/07                         10239             10286
1/31/08                           9333              9330
2/29/08                           9496              9540
3/31/08                           9371              9404
4/30/08                           9866              9899
5/31/08                          10032             10067
6/30/08                           9230              9269
7/31/08                           8901              8933
8/31/08                           8522              8557
9/30/08                           7305              7316

                              (Logo/Annual Report)
                           SPDR S&P WORLD ex-US ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              HSBC HOLDINGS PLC     NESTLE SA     BP PLC      TOTAL SA     NOVARTIS AG
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $355,485              344,031       338,721     296,239      288,873

 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.3%                  1.2           1.2         1.1          1.0
 ------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     14.4%
Oil, Gas & Consumable Fuels           8.7
Pharmaceuticals                       5.8
Metals & Mining                       5.2
Insurance                             4.8
Diversified Telecommunication
  Services                            3.3
Automobiles                           3.0
Electric Utilities                    3.0
Chemicals                             2.9
Food Products                         2.7
Real Estate Management &
  Development                         2.4
Capital Markets                       2.3
Food & Staples Retailing              2.0
Machinery                             2.0
Wireless Telecommunication
  Services                            1.9
Industrial Conglomerates              1.7
Media                                 1.7
Multi-Utilities                       1.6
Diversified Financial Services        1.4
Electrical Equipment                  1.4
Road & Rail                           1.3
Construction & Engineering            1.2
Electronic Equipment &
  Instruments                         1.2
Hotels, Restaurants & Leisure         1.2
Beverages                             1.1
Semiconductors & Semiconductor
  Equipment                           1.1
Trading Companies &
  Distributors                        1.1
Communications Equipment              0.9
Health Care Equipment &
  Supplies                            0.9
Household Durables                    0.9
Textiles, Apparel & Luxury
  Goods                               0.9
Auto Components                       0.8
Energy Equipment & Services           0.8
Software                              0.8
Specialty Retail                      0.8
Tobacco                               0.8
Building Products                     0.7
Commercial Services & Supplies        0.7
Marine                                0.7
Aerospace & Defense                   0.6
Gas Utilities                         0.6
IT Services                           0.6
Professional Services                 0.6
Real Estate Investment Trust          0.6
Biotechnology                         0.5
Computers & Peripherals               0.5
Airlines                              0.4
Construction Materials                0.4
Health Care Providers &
  Services                            0.4
Multiline Retail                      0.4
Office Electronics                    0.4
Transportation Infrastructure         0.4
Air Freight & Logistics               0.3
Household Products                    0.3
Paper & Forest Products               0.3
Consumer Finance                      0.2
Independent Power Producers &
  Energy Traders                      0.2
Distributors                          0.1
Leisure Equipment & Products          0.1
Life Sciences, Tools & Services       0.1
Internet & Catalog Retail             0.0**
Short Term Investments                9.0
Other Assets & Liabilities           (7.1)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The SPDR(R) S&P(R) International Small Cap ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the S&P(R) /Citigroup World Ex-U.S. Cap Range 2 Billion USD Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -33.83% and the Index returned -35.58%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929 and the Great Depression. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

With currency fallout steady and equity weakness broad, every one of the markets in the Fund suffered double-digit depreciation during this period. Korean stocks in the Index were down sharply and the country remains vulnerable to a global slowdown, and there is concern about the asset quality of Korea's mutual and savings banks. News flow from the country continues to be fairly grim. Additionally, Korea is a major oil importer, and has experienced inflationary pressures in recent months. Inflation is rising as energy costs increase and the currency remains weak. Economic growth forecasts have been declining. Consumer confidence has fallen to the lowest level in three years. The government unveiled a $10 Billion tax rebate and subsidy package for low income people to help manage the burden of higher oil prices. There were several protests and strikes in June, the biggest event being the protest over US beef imports.

Ireland was one of the worst performing countries in the Fund. Shares tumbled on continued selling of its troubled banks. Other than Ireland, the other sharp declines came in resource-focused countries, such as Austria. Norway also saw major declines, specifically over the latest three months, as oil-related stocks sank.

Already tentative liquidity conditions deteriorated sharply during the period, and at the same time the global growth outlook continued to dim rapidly. Apparently cheap equity valuations could do little to stem

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



the downward share-price momentum; ample dividend yields and single-digit price earnings ratios provided scant protection when money was tight and economic prospects seemed uncertain. The severity of the dislocations at many financial firms, however, may at long last elicit a more meaningful policy response. These remarkable dislocations may bring yet more explicit measures to shore up interbank confidence and restore some semblance of normality to global financial conditions.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                            S&P/CITIGROUP WORLD
                                                NET ASSET              MARKET          EX US CAP RANGE  2 BILLION USD
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -33.83%               -32.35%                    -35.58%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -31.75%               -29.85%                    -33.80%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                                                            S&P/CITIGROUP WORLD
                                                NET ASSET              MARKET          EX US CAP RANGE  2 BILLION USD
                                                  VALUE                 VALUE                      INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -33.83%               -32.35%                    -35.58%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -23.19%               -21.72%                    -24.76%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period April 20, 2007 to September 30, 2008.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL SMALL CAP ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                                     S&P CITIGROUP
                                                        WORLD EX
                                   SPDR S&P              US CAP
                             INTERNATIONAL SMALL    RANGE 2 BILLION
                                   CAP ETF             USD INDEX
                             -------------------    ---------------
                                    10000                10000
4/20/07                             10053                10043
5/31/07                             10261                10278
6/30/07                             10250                10298
7/31/07                             10368                10393
8/31/07                              9927                 9903
9/30/07                             10315                10276
10/31/07                            10886                10811
11/30/07                            10054                 9958
12/31/07                             9776                 9692
1/31/08                              8878                 8764
2/29/08                              9238                 9169
3/31/08                              9154                 8958
4/30/08                              9356                 9164
5/31/08                              9522                 9406
6/30/08                              8849                 8743
7/31/08                              8484                 8316
8/31/08                              8104                 7885
9/30/08                              6825                 6620

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -----------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              HONG LEONG FINANCE, LTD.     HAW PAR CORP., LTD.     DUNDEE REAL ESTATE
                                                                                                INVESTMENT TRUST
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $1,982,189                   1,651,688               1,601,955

 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.6%                         0.5                     0.5
 -----------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------

  DESCRIPTION                              CAFE DE CORAL      NANKAI ELECTRIC
                                           HOLDINGS, LTD.     RAILWAY CO., LTD.
 ------------------------------------------------------------------------------
    MARKET VALUE                           1,578,523          1,502,473

 ------------------------------------------------------------------------------
    % OF NET ASSETS                        0.5                0.5
 ------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Services & Supplies        5.7%
Machinery                             5.3
Metals & Mining                       5.1
Commercial Banks                      4.5
Real Estate Management &
  Development                         4.1
Oil, Gas & Consumable Fuels           4.1
Electronic Equipment &
  Instruments                         4.0
Specialty Retail                      3.7
Chemicals                             3.7
Capital Markets                       3.1
Construction & Engineering            3.1
Food Products                         3.1
Media                                 2.8
Hotels, Restaurants & Leisure         2.8
Pharmaceuticals                       2.2
Health Care Equipment &
  Supplies                            2.2
Household Durables                    2.0
Textiles, Apparel & Luxury
  Goods                               1.8
Road & Rail                           1.8
Electrical Equipment                  1.7
Industrial Conglomerates              1.7
Auto Components                       1.6
Trading Companies &
  Distributors                        1.6
Building Products                     1.4
Health Care Providers &
  Services                            1.4
Paper & Forest Products               1.3
Multiline Retail                      1.2
IT Services                           1.2
Insurance                             1.1
Software                              1.1
Real Estate Investment Trust          1.1
Communications Equipment              1.0
Semiconductors & Semiconductor
  Equipment                           1.0
Consumer Finance                      1.0
Retail                                0.9
Marine                                0.9
Energy Equipment & Services           0.9
Diversified Financial Services        0.9
Beverages                             0.8
Distributors                          0.8
Construction Materials                0.8
Internet Software & Services          0.7
Biotechnology                         0.7
Transportation Infrastructure         0.7
Containers & Packaging                0.6
Gas Utilities                         0.6
Aerospace & Defense                   0.6
Automobiles                           0.5
Food & Staples Retailing              0.5
Diversified Consumer Services         0.5
Airlines                              0.4
Independent Power Producers &
  Energy Traders                      0.3
Thrifts & Mortgage Finance            0.3
Computers & Peripherals               0.3
Electric Utilities                    0.2
Leisure Equipment & Products          0.2
Internet & Catalog Retail             0.2
Air Freight & Logistics               0.1
Short Term Investments               15.0
Other Assets & Liabilities          (12.9)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) S&P(R) International Dividend ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S&P International Dividend Opportunities Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" management strategy and "sampling" methodology to invest in a portfolio of stocks to replicate the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

The Fund commenced operations on February 12, 2008. For the period ended September 30, 2008 the Fund returned -26.93% and the Index returned -27.12%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. We started the year in October 2007 with news of falling housing prices and massive sub-prime losses. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months.

The emerging markets were negatively impacted by many of the same factors impacting stock markets around the globe. One of these has been slow growth in global demand. While many of the emerging markets are still expected to post better growth than the developed markets, these numbers have nevertheless been dramatically reduced in many cases. One cause behind this decline has been a significant decrease in the general risk appetite, which when coupled with market closings and the institution of price floors in some of the emerging markets, led to a difficult environment. Also, the emerging markets were hurt by an increasing acceptance that the world was either in or will move into a recessionary state and that the interconnectedness of the global markets will not prevent problems in one arena from dramatically spilling over into the emerging markets.

The main sectors that contributed to the bulk of negative performance in the Fund were the Financials, non-energy minerals followed by Consumer Durables and services. Not surprisingly, the frozen credit markets, collapses of leading U.S. investment banks, uncertainties surrounding the acquisition of HBOS by Lloyds and the massive write-downs on the exposure to subprime mortgages led to an erosion of banks' market values. As corporate financing and inter-bank lending essentially seized up, Lloyds TSB, Royal Bank of Scotland, Kungsleden and Bradford & Bringley became amongst the major detractors in this sector for the Fund. As a result, financials contributed to a negative return. Another factor that impacted the Funds' return was the significant decline during the last quarter in commodity prices. This has a negative influence on the emerging markets particularly which are typically more commodity rich than their developed market counterparts. International Nickel Indonesia was one of the largest performance detractors for the Fund.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



Finally, the Consumer Durables sector was negatively impacted by sluggish demand and highly volatile and spiraling input costs that are being passed onto the consumers. Economic sentiment remains bearish and apprehension looms in the struggling equity markets as investors fear a rocky future, which appears to be on the brink of a recession.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                               PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED FEBRUARY 12, 2008 IS 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            S&P INTERNATIONAL DIVIDEND
                                                  VALUE                 VALUE               OPPORTUNITIES INDEX
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -26.93%               -25.55%                    -27.12%

 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period February 12, 2008 to September 30, 2008.

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR S&P INTERNATIONAL DIVIDEND ETF (BASED ON NET ASSET VALUE)

(Line Graph

                                   SPDR S&P              S&P INTERNATIONAL
                            INTERNATIONAL DIVIDEND    DIVIDEND OPPORTUNITIES
                                      ETF                      INDEX
                            ----------------------    ----------------------
                                     10000                     10000
2/12/2008                            10577                     10510
3/31/2008                            10432                     10373
4/30/2008                            10433                     10393
5/31/2008                            10267                     10264
6/30/2008                             9266                      9239
7/31/2008                             8833                      8827
8/31/2008                             8777                      8777
9/30/2008                             7307                      7288

                              (Logo/Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              WOLSELEY PLC     GESTEVISION TELECINCO SA     BIOVAIL CORP.     PAGESJAUNES GROUPE
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $1,260,072       1,168,422                    1,132,593         1,104,450

 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        2.9%             2.7                          2.6               2.5
 ----------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------

  DESCRIPTION                              MEDIASET SpA
 ---------------------------------------------------------------------
    MARKET VALUE                           1,001,197

 ---------------------------------------------------------------------
    % OF NET ASSETS                        2.3
 ---------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Media                                14.4%
Commercial Banks                     12.8
Oil, Gas & Consumable Fuels          12.3
Diversified Telecommunication
  Services                            6.9
Insurance                             6.3
Trading Companies &
  Distributors                        4.3
Airlines                              3.8
Construction & Engineering            3.7
Metals & Mining                       3.5
Marine                                3.3
Hotels, Restaurants & Leisure         3.1
Capital Markets                       2.9
Food & Staples Retailing              2.6
Pharmaceuticals                       2.6
Construction Materials                2.6
Diversified Financial Services        2.1
Electric Utilities                    1.9
Multiline Retail                      1.7
Automobiles                           1.5
Machinery                             1.4
Real Estate Management &
  Development                         1.4
Industrial Conglomerates              1.3
Food Products                         0.8
Multi-Utilities                       0.7
Energy Equipment & Services           0.7
Semiconductors & Semiconductor
  Equipment                           0.6
Short Term Investments               12.6
Other Assets & Liabilities          (11.8)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
             SPDR S&P INTERNATIONAL MID CAP ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SINGAPORE PRESS     PSP SWISS       TOBU RAILWAY     CFS RETAIL
                                           HOLDINGS, LTD.      PROPERTY AG     CO., LTD.        PROPERTY TRUST
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $55,676             51,128          48,133           42,845

 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.1%                1.0             0.9              0.8
 -------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------

  DESCRIPTION                              INDRA SISTEMAS, SA

 -----------------------------------------------------------------
    MARKET VALUE                           42,167

 -----------------------------------------------------------------
    % OF NET ASSETS                        0.8
 -----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Real Estate Management &
  Development                         6.2%
Commercial Banks                      5.2
Oil, Gas & Consumable Fuels           4.9
Construction & Engineering            4.4
Chemicals                             4.0
Machinery                             3.8
Media                                 3.6
Insurance                             3.4
Food Products                         3.2
Road & Rail                           2.7
Multiline Retail                      2.6
Electronic Equipment &
  Instruments                         2.4
Energy Equipment & Services           2.3
Metals & Mining                       2.3
Industrial Conglomerates              2.2
Capital Markets                       2.2
Health Care Equipment &
  Supplies                            2.1
Diversified Financial Services        2.0
Commercial Services & Supplies        1.8
Hotels, Restaurants & Leisure         1.8
IT Services                           1.8
Food & Staples Retailing              1.7
Health Care Providers &
  Services                            1.7
Trading Companies &
  Distributors                        1.5
Electrical Equipment                  1.4
Auto Components                       1.4
Software                              1.4
Diversified Telecommunication
  Services                            1.3
Leisure Equipment & Products          1.3
Aerospace & Defense                   1.3
Construction Materials                1.1
Household Durables                    1.1
Building Products                     1.0
Professional Services                 0.9
Automobiles                           0.9
Textiles, Apparel & Luxury
  Goods                               0.8
Pharmaceuticals                       0.8
Biotechnology                         0.7
Beverages                             0.7
Consumer Finance                      0.7
Independent Power Producers &
  Energy Traders                      0.7
Office Electronics                    0.7
Electric Utilities                    0.6
Marine                                0.6
Water Utilities                       0.6
Diversified Consumer Services         0.5
Computers & Peripherals               0.5
Specialty Retail                      0.5
Containers & Packaging                0.5
Air Freight & Logistics               0.3
Distributors                          0.3
Transportation Infrastructure         0.3
Internet Software & Services          0.2
Paper & Forest Products               0.2
Internet & Catalog Retail             0.2
Semiconductors & Semiconductor
  Equipment                           0.2
Household Products                    0.1
Airlines                              0.1
Communications Equipment              0.1
Short Term Investments                9.2
Other Assets & Liabilities           (3.0)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
          SPDR S&P EMERGING MARKETS SMALL CAP ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ASPEN PHARMACARE     CHINA BILLS       OSEM                  ELBIT
                                           HOLDINGS, LTD.       FINANCE CORP.     INVESTMENTS, LTD.     SYSTEMS, LTD.
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $107,381             103,353           98,046                96,311

 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.1%                 1.1               1.0                   1.0
 --------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------

  DESCRIPTION                              NICE
                                           SYSTEMS, LTD.
 -----------------------------------------------------------
    MARKET VALUE                           95,037

 -----------------------------------------------------------
    % OF NET ASSETS                        1.0
 -----------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                      7.1%
Food Products                         5.3
Real Estate Management &
  Development                         5.2
Computers & Peripherals               3.9
Electronic Equipment &
  Instruments                         3.9
Metals & Mining                       3.9
Industrial Conglomerates              3.3
Semiconductors & Semiconductor
  Equipment                           3.2
Capital Markets                       3.1
Construction & Engineering            2.7
Oil, Gas & Consumable Fuels           2.6
Textiles, Apparel & Luxury
  Goods                               2.4
Electric Utilities                    2.2
Specialty Retail                      2.2
Media                                 2.2
Construction Materials                2.1
Marine                                2.1
Hotels, Restaurants & Leisure         2.0
Independent Power Producers &
  Energy Traders                      1.9
Chemicals                             1.8
Electrical Equipment                  1.8
Machinery                             1.8
Pharmaceuticals                       1.6
Transportation Infrastructure         1.3
Communications Equipment              1.3
Software                              1.2%
Paper & Forest Products               1.1
IT Services                           1.1
Diversified Financial Services        1.1
Leisure Equipment & Products          1.0
Aerospace & Defense                   1.0
Internet Software & Services          0.9
Household Durables                    0.9
Auto Components                       0.9
Wireless Telecommunication
  Services                            0.9
Tobacco                               0.8
Beverages                             0.7
Automobiles                           0.7
Airlines                              0.7
Multiline Retail                      0.7
Building Products                     0.6
Energy Equipment & Services           0.6
Consumer Finance                      0.5
Health Care Providers &
  Services                            0.4
Air Freight & Logistics               0.4
Health Care Equipment &
  Supplies                            0.4
Insurance                             0.3
Food & Staples Retailing              0.2
Short Term Investments                0.2
Other Assets & Liabilities           11.8
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
          SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------

  DESCRIPTION                              WESTFIELD     SIMON PROPERTY     UNIBAIL-     MITSUI FUDOSAN
                                           GROUP         GROUP, INC.        RODAMCO      CO., LTD.
 ------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $773,953      696,557            529,416      517,195

 ------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        4.9%          4.4                3.4          3.3
 ------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------

  DESCRIPTION                              BROOKFIELD ASSET
                                           MANAGEMENT, INC. (CLASS A)
 ------------------------------------------------------------------------
    MARKET VALUE                           451,911

 ------------------------------------------------------------------------
    % OF NET ASSETS                        2.9
 ------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Retail REIT's                        31.7%
Real Estate Management &
  Development                        15.8
Office REIT's                        14.7
Specialized REIT's                   12.4
Diversified REIT's                   10.1
Residential REIT's                    9.1
Industrial REIT's                     6.3
Short Term Investments                3.8
Other Assets & Liabilities           (3.9)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
                SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) DJ Wilshire International Real Estate ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Dow Jones Wilshire Ex-US Real Estate Securities Index (the "Index"). To accomplish this objective, the Fund utilizes a "passive" management strategy and "sampling" methodology to invest in a portfolio of stocks to replicate the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -38.38% and the Index returned -38.72%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

During the year, capital availability and re-financing risks remained a significant threat to the listed real estate sector. As the financial crisis intensified and liquidity evaporated in the capital markets, investors renewed their focus on balance sheet strength, near-term debt maturities and available credit facilities. The balance sheets of publicly traded real estate companies continued to exhibit relative strength given the sector's average debt to enterprise value ratio of 36%. Each region, however, had outliers; those companies that lacked capital discipline and overextended their balance sheets earlier in the cycle. Those companies are finding limited alternatives as they look to meet their near-term debt maturities.

Given the severity of the capital crisis, opportunistic and distressed pools of equity capital are being formed by private equity and sovereign wealth funds for strategic investment. In addition, public real estate companies with strong balance sheets are conserving capital to invest in opportunistic acquisitions as they appear on the market. A prolonged period of limited capital availability will ultimately force weaker property owners to sell debt or assets at "discounted" prices in search of liquidity. Until such market clearing commences or adequate financing resumes, transactional activity in the private real estate market will remain limited and there will be little clarity on cap rates and net asset values.

Compounding the crisis in the financial sector, macroeconomic concerns intensified throughout the year. Operating capital has become more difficult to secure, business and consumer spending have been shrinking, unemployment has risen and a recession now appears imminent. As a result, negative operating fundamental trends in the real estate sector have accelerated. Tenants are more reluctant to sign new leases as they evaluate their own future growth and employment needs. As new leasing activity has slowed, vacancies, rental concessions and retention offers have increased. In contrast to the slowing demand for property, the supply picture remains mostly benign. Construction starts have been modest since the beginning of the year and will remain constrained due to limited financing for new development.

From a regional perspective, the US real estate market held up better than its global counterparts. Given that the debt markets were effectively shut down during the fourth quarter of the twelve months ended September 30, 2008 US REITs increasingly sought financing in the public equity market where capital was cheaper and more readily available. By the end of September, publicly traded REITs were priced below the private market valuations of the underlying assets, discounted -5% to -10% versus a historical average of a +3% premium. These valuations would suggest that a further drop in private property values, and correspondingly in REIT net asset values, is very likely in store for the market.

The US liquidity crisis spread beyond North America and has resulted in significantly less lending to commercial real estate in the UK. Led by increasing financing costs, the appraisal process in the UK has adjusted real estate valuations down since the peak of the cycle in 2007. However, shares of listed real estate companies are trading at a discount to net asset value implying further potential downside risk to property valuations. Despite lower valuations, operating fundamentals remain relatively stable. With the exception of the London office market, there have been few examples of rent declines or vacancy increases.

Continental Europe lost its previous economic resilience. German real estate was shaken by the credit crisis and subsequent bailout of Hypo Real Estate, the country's second largest commercial property investor. The

                              (Logo/Annual Report)
                SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
             MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)



implication of a declining German financial sector will likely be a decline in office space demand in the near term. The Brussels office market, while supported by demand from the EU and Belgian governments, also has significant exposure to financial institutions. Paris office space is more immune to the trouble in the financial sector. Having fewer financial tenants, Paris has a lower risk of occupancy declines and more stability in rents. Amidst the unfolding property market crisis, the Spanish government introduced REIT legislation, timed to increase transparency, inject liquidity and improve investor confidence in the sector.

Since the beginning of 2008, the Asia-Pacific region has been posting negative returns. The real estate sector in Hong Kong and mainland China is comprised predominately of property developers whose focus is squarely on solvency rather than growth. Recently, the majority of developers in Hong Kong announced cuts to their 2008 and 2009 completion targets as they continued to suffer from a tightening lending environment. Residential rental rates in Hong Kong are likely to decrease, the result of competition from condominiums returning to the rental market. Office and retail fundamentals are also at risk due to the declining rate of foreign investment.

The residential property market in Singapore suffered a combined blow from declining property pricing and falling sales volumes. Grade A office rental rates fell during the fourth quarter of the twelve months ended September 30, 2008 and net absorption was down over 2007. Travel, one of the main drivers of recent economic growth in Singapore, has declined as well. European and Asian tourists are scaling back on leisure travel and businesses are reducing travel budgets.

In addition to the financial and macroeconomic headwinds, the Australian listed property sector continued to suffer from the fallout surrounding previously financially engineered dividend yields. Australian REITs had historically paid out dividends that included the effects of leverage, currency hedging and fund management income. In today's environment, companies have had to revert to lower and more sustainable payout ratios. During the most recent earnings season, A-REITs improved their financial statement transparency and provided more credible earnings guidance.

Japan has experienced a less severe downturn than its Asian counterparts. Because of their rather conservative financing, Japanese REITs have less exposure to leverage-related financing risks and the rising cost of debt. In contrast to the relative stability of Japanese REITs, small to medium size residential developers are experiencing greater financial stress.

The listed property sector in the emerging region includes a significant proportion of property developers. The illiquidity in the capital markets imposes a greater risk on new property development. Capitalization rates are shifting upwards and squeezing the development profits. In the wake of the deteriorating financing environment, larger risk premiums are returning to the emerging markets.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             DOW JONES WILSHIRE EX-US
                                                  VALUE                 VALUE           REAL ESTATE SECURITIES INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -38.38%               -38.12%                    -38.72%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)                           -33.39%               -32.88%                    -33.20%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET             DOW JONES WILSHIRE EX-US
                                                  VALUE                 VALUE           REAL ESTATE SECURITIES INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -38.38%               -38.12%                    -38.72%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION(1)                           -20.26%               -19.92%                    -20.13%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period December 15, 2006 to September 30, 2008.

                              (Logo/Annual Report)
               SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF (BASED ON NET ASSET VALUE)

(Line Graph

                                     SPDR DJ               DOW JONES
                             WILSHIRE INTERNATIONAL     WILSHIRE EX-US
                                   REAL ESTATE            REAL ESTATE
                                       ETF             SECURITIES INDEX
                             ----------------------    ----------------
                                      10000                  10000
12/15/06                              10401                  10397
1/31/07                               10546                  10576
2/28/07                               10836                  10871
3/31/07                               11149                  11207
4/30/07                               11390                  11448
5/31/07                               11605                  11670
6/30/07                               10857                  10949
7/31/07                               10297                  10383
8/31/07                               10270                  10341
9/30/07                               10809                  10900
10/31/07                              11009                  11112
11/30/07                              10174                  10274
12/31/07                               9682                   9785
1/31/08                                9171                   9257
2/29/08                                9207                   9285
3/31/08                                9032                   9098
4/30/08                                9451                   9510
5/31/08                                9251                   9313
6/30/08                                8218                   8251
7/31/08                                8103                   8145
8/31/08                                7736                   7770
9/30/08                                6661                   6680

                              (Logo/Annual Report)
               SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              WESTFIELD       UNIBAIL-       MITSUI                BROOKFIELD ASSET
                                           GROUP           RODAMCO        FUDOSAN CO., LTD.     MANAGEMENT, INC. (CLASS A)
 -------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $82,381,170     56,357,632     56,004,823            48,285,389

 -------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        10.2%           6.9            6.9                   6.0
 -------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------

  DESCRIPTION                              LAND SECURITIES
                                           GROUP PLC
 --------------------------------------------------------------
    MARKET VALUE                           36,158,373

 --------------------------------------------------------------
    % OF NET ASSETS                        4.5
 --------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Retail REIT's                        37.5%
Real Estate Management &
  Development                        30.7
Office REIT's                        12.9
Diversified REIT's                   12.3
Industrial REIT's                     4.7
Residential REIT's                    1.0
Specialized REIT's                    0.5
Short Term Investments               16.5
Other Assets & Liabilities          (16.1)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) FTSE Macquarie Global Infrastructure 100 ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Macquarie Global Infrastructure 100 Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -16.93% and the Index returned -16.46%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve month period ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States became cease to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months ended September 30, 2008.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The Index fared better than many indices over the last period. The Index is heavily weighted toward Utilities which posted better (although negative) returns than the broader market. The defensive nature of this sector helped the Index weather the storm better than the broad market averages. The Index also had smaller exposures to Energy, Industrials and Telecommunications during the period. Although Energy stocks in the index posted negative returns, they posted strong performance versus the decline in the Industrial and Telecom stocks.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET         MACQUARIE GLOBAL INFRASTRUCTURE
                                                  VALUE                 VALUE                    100 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -16.93%               -16.03%                    -16.46%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -4.94%                -3.74%                     -3.86%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET         MACQUARIE GLOBAL INFRASTRUCTURE
                                                  VALUE                 VALUE                    100 INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -16.93%               -16.03%                    -16.46%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -2.96%                -2.24%                     -2.31%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 25, 2007 to September 30, 2008.

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (BASED ON NET ASSET VALUE)

(LINE GRAPH)

                              SPDR FSTE/MACQUARIE      MACQUARIE GLOBAL
                             GLOBAL INFRASTRUCTURE    INFRASTRUCTURE 100
                                    100 ETF                  INDEX
                             ---------------------    ------------------
                                     10000                   10000
1/25/07                              10090                   10089
2/28/07                              10275                   10277
3/31/07                              10685                   10692
4/30/07                              11114                   11125
5/31/07                              11384                   11425
6/30/07                              11080                   11120
7/31/07                              10715                   10754
8/31/07                              10894                   10949
9/30/07                              11443                   11508
10/31/07                             12134                   12217
11/30/07                             12294                   12386
12/31/07                             12245                   12343
1/31/08                              11364                   11453
2/29/08                              11313                   11411
3/31/08                              11244                   11347
4/30/08                              11653                   11777
5/31/08                              12075                   12218
6/30/08                              11616                   11755
7/31/08                              11176                   11312
8/31/08                              10800                   10932
9/30/08                               9506                    9614

                              (Logo/Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              E. ON AG       GDF SUEZ      IBERDROLA SA     EXELON CORP.     ENEL SPA
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $6,141,429     5,539,592     3,248,689        2,683,330        2,475,531

 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        7.7%           6.9           4.1              3.4              3.1
 ------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Electric Utilities                   51.3%
Multi-Utilities                      27.7
Oil, Gas & Consumable Fuels           5.8
Gas Utilities                         4.7
Independent Power Producers &
  Energy Traders                      4.0
Transportation Infrastructure         2.7
Wireless Telecommunication
  Services                            1.7
Water Utilities                       0.8
Commercial Services and
  Supplies                            0.7
Short Term Investments               19.4
Other Assets & Liabilities          (18.8)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                              (Logo/Annual Report)
                          SPDR MSCI ACWI ex-US ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) MSCI(R) ACWI(sm) ex-US ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the MSCI All Country World Index ex-USA Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve month period ended September 30, 2008 the Fund returned -29.53% and the Index returned -29.97%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full twelve months ended September 30, 2008.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

All ten sectors in the index posted negative returns during the period. As one might expect, the traditionally defensive sectors of Health Care, Consumer Staples, and Utilities did relatively well, while more cyclical sectors such as Consumer Discretionary, Technology, and Industrials suffered more than the benchmark as a whole. Financials also fell as the credit crunch took a heavy toll on the sector. Materials companies were also down. During the first part of the period, these companies were performing well as commodity prices rose. In the last portion of the period, the bottom falling out of commodity prices combined with concerns about falling demand pushing the Materials sector into negative performance.

As detailed earlier, the effect of the negative economic news was widespread across countries in both the developed and emerging world, as almost every market fell over the twelve month period. Only the small markets of Jordan and Morocco managed gains during the period. All other markets were down for the period, and the vast majority (by size and number) were down double digits for the period.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                 SPDR MSCI ACWI ex-US ETF -- PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MSCI ACWI EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.35%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                 MSCI ALL COUNTRY
                                                  VALUE                 VALUE             WORLD INDEX EX USA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.53%               -28.49%                    -29.97%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -15.76%               -14.27%                    -15.19%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET                 MSCI ALL COUNTRY
                                                  VALUE                 VALUE             WORLD INDEX EX USA INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -29.53%               -28.49%                    -29.97%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                           -9.47%                -8.54%                     -9.13%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period January 10, 2007 to September 30, 2008.

                              (Logo/Annual Report)
           SPDR MSCI ACWI ex-US ETF -- PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR MSCI ACWI ex-US ETF (BASED ON NET ASSET VALUE)

(Line Graph)

                                               MSCI ALL
                               SPDR MSCI    COUNTRY WORLD
                              ACWI EX-US       INDEX EX
                                  ETF            USA
                              ----------    -------------
                                 10000          10000
1/10/07                          10306          10315
2/28/07                          10362          10378
3/31/07                          10657          10671
4/30/07                          11140          11166
5/31/07                          11421          11472
6/30/07                          11494          11569
7/31/07                          11402          11537
8/31/07                          11227          11359
9/30/07                          11955          12112
10/31/07                         12607          12788
11/30/07                         12042          12214
12/31/07                         11861          12037
1/31/08                          10763          10871
2/29/08                          11010          11187
3/31/08                          10783          10945
4/30/08                          11457          11618
5/31/08                          11658          11819
6/30/08                          10709          10850
7/31/08                          10296          10462
8/31/08                           9837           9975
9/30/08                           8424           8481

                              (Logo/Annual Report)
                  SPDR MSCI ACWI ex-US ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ROYAL DUTCH      HSBC HOLDINGS     NESTLE SA     BP PLC        TAIWAN SEMICONDUCTOR
                                           SHELL PLC        PLC                                           MANUFACTURING CO., LTD.
                                                                                                          ADR
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $3,700,547       3,645,171         3,406,348     3,278,666     2,601,215

 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        1.4%             1.4               1.3           1.3           1.0
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     14.8%
Oil, Gas & Consumable Fuels          11.4
Metals & Mining                       5.9
Pharmaceuticals                       5.9
Insurance                             4.3
Diversified Telecommunication
  Services                            4.1
Automobiles                           3.1
Wireless Telecommunication
  Services                            2.7
Chemicals                             2.7
Electric Utilities                    2.6
Food Products                         2.5
Semiconductors & Semiconductor
  Equipment                           2.2
Diversified Financial Services        2.2
Capital Markets                       2.0
Food & Staples Retailing              1.9
Machinery                             1.7
Media                                 1.6
Industrial Conglomerates              1.6
Real Estate Management &
  Development                         1.5
Beverages                             1.4
Multi-Utilities                       1.4
Road & Rail                           1.4
Electronic Equipment &
  Instruments                         1.4
Electrical Equipment                  1.2
Communications Equipment              1.1
Household Durables                    0.9
Tobacco                               0.9
Trading Companies &
  Distributors                        0.9
Textiles, Apparel & Luxury
  Goods                               0.8
Construction & Engineering            0.8
Hotels, Restaurants & Leisure         0.8
Commercial Services & Supplies        0.8
IT Services                           0.7
Auto Components                       0.7
Software                              0.7
Marine                                0.6
Building Products                     0.6
Transportation Infrastructure         0.6
Construction Materials                0.6
Independent Power Producers &
  Energy Traders                      0.5
Aerospace & Defense                   0.5
Gas Utilities                         0.5
Health Care Equipment &
  Supplies                            0.4
Office Electronics                    0.4
Biotechnology                         0.4
Specialty Retail                      0.4
Energy Equipment & Services           0.3
Air Freight & Logistics               0.3
Computers & Peripherals               0.3
Multiline Retail                      0.3
Household Products                    0.3
Distributors                          0.2
Health Care Providers &
  Services                            0.2
Consumer Finance                      0.2
Airlines                              0.1
Internet Software & Services          0.1
Paper & Forest Products               0.1
Water Utilities                       0.1
Containers & Packaging                0.1
Leisure Equipment & Products          0.1
Internet & Catalog Retail             0.0**
Short Term Investments               11.1
Other Assets & Liabilities           (9.9)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) Russell/Nomura Prime(TM) Japan ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the Russell/Nomura Prime(TM) Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve-month period ended September 30, 2008 the Fund returned -26.48% and the Index returned -26.18%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news both at home and abroad. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The combination of faltering global growth prospects and unnerving financial strains led to broad share price declines across Europe and parts of Asia as well, with MSCI EAFE down over 30% for the period. The MSCI ACWI ex USA Index also fell 30% (declined 21.8% in the quarter ended September 30, 2008). These returns were very similar to MSCI Pacific and MSCI Japan indices, which were down almost 30% and 27%, respectfully, for the period as well. Aside from a small single digit positive return in the second quarter of 2008 for the Fund, the rest of the year resulted in consistent declines, finishing off with a negative return of over 17% during the last three months of the period.

Although Japanese stocks languished throughout the course of the year, the yen was one of the few currencies that managed to hold its own against the US dollar. The economic picture in Japan shows no exception to the less optimistic global trend, as the job market remains tepid and confidence indicators have been eroding. However, Japanese financial institutions have relatively little exposure to the credit issues that are burdening many western firms. While the United States and Europe are worried about rising inflation, Japan is benefitting from the fiscal uncertainty. Since Japanese stocks have been steadily losing investors since early 2006, they were relatively less affected by the persistent selling that characterized global equity markets through the second half of the year ended September 30, 2008.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA PRIME JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.51%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          RUSSELL/NOMURA PRIME(TM) INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -26.48%               -24.54%                    -26.18%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -21.93%               -20.34%                    -21.11%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET
                                                  VALUE                 VALUE          RUSSELL/NOMURA PRIME(TM) INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -26.48%               -24.54%                    -26.18%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -12.26%               -11.32%                    -11.78%
 --------------------------------------------------------------------------------------------------------------------




 (1) For the period November 9, 2006 to September 30, 2008.

                              (Logo/Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA PRIME JAPAN ETF (BASED ON NET ASSET VALUE)

(LINE GRAPH)

                             SPDR RUSSELL/NOMURA
                                 PRIME JAPAN        RUSSELL/ NOMURA
                                     ETF              PRIME INDEX
                             -------------------    ---------------
                                    10000                10000
11/9/06                             10320                10323
12/31/06                            10514                10520
1/31/07                             10605                10611
2/28/07                             11002                11024
3/31/07                             10858                10898
4/30/07                             10656                10702
5/31/07                             10799                10848
6/30/07                             10765                10829
7/31/07                             10717                10796
8/31/07                             10421                10475
9/30/07                             10619                10688
10/31/07                            10604                10693
11/30/07                            10408                10509
12/31/07                             9988                 9946
1/31/08                              9546                 9616
2/29/08                              9600                 9675
3/31/08                              9284                 9259
4/30/08                              9897                 9871
5/31/08                             10161                10128
6/30/08                              9462                 9450
7/31/08                              9152                 9138
8/31/08                              8782                 8779
9/30/08                              7807                 7889

                              (Logo/Annual Report)
            SPDR RUSSELL/NOMURA PRIME JAPAN ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOYOTA          MITSUBISHI UFJ            MIZUHO FINANCIAL     SUMITOMO MITSUI
                                           MOTOR CORP.     FINANCIAL GROUP, INC.     GROUP, INC.          FINANCIAL GROUP, INC.
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $848,936        775,904                   474,620              445,062

 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.6%            3.3                       2.0                  1.9
 ------------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------

  DESCRIPTION                              NIPPON TELEGRAPH &
                                           TELEPHONE CORP.
 ------------------------------------------------------------
    MARKET VALUE                           432,930

 ------------------------------------------------------------
    % OF NET ASSETS                        1.8
 ------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     11.6%
Automobiles                           7.4
Electronic Equipment &
  Instruments                         5.1
Pharmaceuticals                       4.7
Electric Utilities                    4.5
Road & Rail                           4.2
Chemicals                             4.0
Machinery                             3.9
Household Durables                    3.5
Trading Companies &
  Distributors                        3.4
Metals & Mining                       3.0
Office Electronics                    2.4
Insurance                             2.4
Real Estate Management &
  Development                         2.3
Wireless Telecommunication
  Services                            2.3
Software                              2.2
Specialty Retail                      2.0
Capital Markets                       2.0
Auto Components                       1.9
Oil, Gas & Consumable Fuels           1.9
Food & Staples Retailing              1.9
Diversified Telecommunication
  Services                            1.8
Leisure Equipment & Products          1.6
Computers & Peripherals               1.5
Electrical Equipment                  1.3
Commercial Services & Supplies        1.2
Semiconductors & Semiconductor
  Equipment                           1.2
Consumer Finance                      1.1
Food Products                         1.0
Construction & Engineering            0.9
Building Products                     0.9
Marine                                0.9
Gas Utilities                         0.9
Tobacco                               0.8
IT Services                           0.7
Beverages                             0.7
Personal Products                     0.6
Multiline Retail                      0.5
Media                                 0.5
Airlines                              0.5
Paper & Forest Products               0.4
Textiles, Apparel & Luxury
  Goods                               0.4
Household Products                    0.4
Industrial Conglomerates              0.3
Health Care Equipment &
  Supplies                            0.3
Health Care Providers &
  Services                            0.3
Internet Software & Services          0.3
Hotels, Restaurants & Leisure         0.2
Air Freight & Logistics               0.2
Internet & Catalog Retail             0.2
Independent Power Producers &
  Energy Traders                      0.2
Diversified Consumer Services         0.2
Containers & Packaging                0.1
Distributors                          0.1
Transportation Infrastructure         0.1
Construction Materials                0.1
Communications Equipment              0.0**
Diversified Financial Services        0.0**
Short Term Investments               23.4
Other Assets & Liabilities          (22.4)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The SPDR(R) Russell/Nomura Small Cap(TM) Japan ETF (the "Fund") seeks to replicate as closely as possible, before fees and expenses, the total return performance of the float-adjusted Russell/Nomura Japan Small Cap(TM) Index (the "Index"). To accomplish this objective, the Fund uses a passive management strategy and "sampling" methodology designed to track the total return performance of the Index. As such the Fund's return may not match or achieve a high degree of correlation with the return of the Index, as would be the case if the Fund purchased all of the stocks in the Index.

For the twelve-month period ended September 30, 2008 the Fund returned -24.85% and the Index returned -24.09%. Index returns do not reflect deductions for fees and expenses associated with investing in the Fund, which would reduce Index returns, if applied. It is not possible to invest directly in an Index.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices.) In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve months ended September 30, 2008 drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, the traditional structure of investment banks in the United States ceased to exist. Lehman Brothers filed for bankruptcy and Merrill Lynch entered into a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual, and reached a deal to sell most of its assets to JP Morgan Chase; AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the period, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declined 21.8% in the quarter ended September 30, 2008) and the S&P Emerging markets fell over 27% in the final quarter, and 32% for the full period.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

Japanese stocks languished throughout the course of the year, but the yen was one of the few currencies that managed to hold its own against the US dollar. The economic picture in Japan shows no exception to the less optimistic global trend, as the job market remains tepid and confidence indicators have been eroding. However, Japanese financial institutions have relatively little exposure to the credit issues that are burdening many western firms. While the United States and Europe are worried about rising inflation, Japan is benefitting from the fiscal uncertainty. Since Japanese stocks have been steadily losing investors since early 2006, they were relatively less affected by the persistent selling that characterized global equity markets through the second half of the year ended September 30, 2008.

As a whole, the Japanese market has lagged over the period. While small cap stocks had been underperforming in the prior period, later in the twelve months ended September 30, 2008 small cap stocks began gaining ground versus large cap stocks as investors found overseas opportunities less attractive. Contributing most significantly to the negative returns over the period was the Fund's overweight to the Financials and Producer Manufacturing sectors.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment advice or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.56%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

                                                                    CUMULATIVE TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            RUSSELL/NOMURA JAPAN SMALL
                                                  VALUE                 VALUE                  CAP(TM) INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -24.85%               -22.75%                    -24.09%

 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -25.29%               -23.99%                    -24.49%
 --------------------------------------------------------------------------------------------------------------------





 --------------------------------------------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURN

                                          ---------------------------------------------------------------------------
                                                NET ASSET              MARKET            RUSSELL/NOMURA JAPAN SMALL
                                                  VALUE                 VALUE                  CAP(TM) INDEX
 --------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                       -24.85%               -22.75%                    -24.09%
 --------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                          -14.27%               -13.49%                    -13.79%
 --------------------------------------------------------------------------------------------------------------------



 (1) For the period November 9, 2006 to September 30, 2008.

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF (BASED ON NET ASSET VALUE)

LINE GRAPH

                              SPDR RUSSELL/
                               NOMURA SMALL    RUSSELL/ NOMURA
                                CAP JAPAN        JAPAN SMALL
                                   ETF            CAP INDEX
                              -------------    ---------------
                                  10000             10000
11/9/06                           10421             10352
12/31/06                          10437             10359
1/31/07                           10616             10517
2/28/07                           11009             10853
3/31/07                           10935             10749
4/30/07                           10679             10523
5/31/07                           10437             10327
6/30/07                           10449             10402
7/31/07                           10447             10403
8/31/07                            9969              9916
9/30/07                            9943              9948
10/31/07                          10045             10114
11/30/07                           9759              9831
12/31/07                           9229              9187
1/31/08                            8783              8926
2/29/08                            8868              9018
3/31/08                            8927              8979
4/30/08                            9077              9118
5/31/08                            9383              9380
6/30/08                            8851              8850
7/31/08                            8560              8603
8/31/08                            8245              8261
9/30/08                            7471              7551

                              (Logo/Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              HISAMITSU          HOKUTO CORP.     NANKAI ELECTRIC RAILWAY     SAGAMI RAILWAY
                                           PHARMACEUTICAL                      CO., LTD.                   CO., LTD.
                                           CO., INC.
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $690,425           608,265          597,136                     583,901

 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        0.9%               0.8              0.8                         0.8
 ------------------------------------------------------------------------------------------------------------------------

 -----------------------------------------------------------------

  DESCRIPTION                              TAKARA HOLDINGS, INC.


 -----------------------------------------------------------------
    MARKET VALUE                           564,950

 -----------------------------------------------------------------
    % OF NET ASSETS                        0.7
 -----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                      8.9%
Machinery                             5.6
Food Products                         5.6
Chemicals                             5.2
Specialty Retail                      4.9
Pharmaceuticals                       4.1
Electronic Equipment &
  Instruments                         3.7
Metals & Mining                       3.6
Commercial Services & Supplies        3.3
Auto Components                       3.3
Food & Staples Retailing              3.2
Building Products                     2.7
Textiles, Apparel & Luxury
  Goods                               2.7
Hotels, Restaurants & Leisure         2.4
Construction & Engineering            2.4
Trading Companies &
  Distributors                        2.4
Household Durables                    2.2
Media                                 2.2
Capital Markets                       2.1
Software                              2.0
Road & Rail                           1.9
Health Care Equipment &
  Supplies                            1.9
Electrical Equipment                  1.8
IT Services                           1.8
Multiline Retail                      1.7
Real Estate Management &
  Development                         1.6
Beverages                             1.4
Transportation Infrastructure         1.3
Consumer Finance                      1.3
Personal Products                     1.3
Internet Software & Services          1.2
Diversified Financial Services        1.2
Semiconductors & Semiconductor
  Equipment                           1.2
Communications Equipment              1.2
Containers & Packaging                0.9
Oil, Gas & Consumable Fuels           0.8
Distributors                          0.7
Automobiles                           0.5
Marine                                0.4
Health Care Providers &
  Services                            0.4
Leisure Equipment & Products          0.3
Industrial Conglomerates              0.3
Insurance                             0.3
Gas Utilities                         0.3
Computers & Peripherals               0.3
Internet & Catalog Retail             0.3
Office Electronics                    0.2
Biotechnology                         0.1
Life Sciences, Tools & Services       0.0**
Short Term Investments               27.2
Other Assets & Liabilities          (26.3)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

                              (Logo/Annual Report)
          SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                                PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              TOYOTA MOTOR     VOLKSWAGEN AG     DAIMLER AG     HONDA MOTOR     VIVENDI
                                           CORP.                                             CO., LTD.
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $354,806         268,669           168,467        157,170         125,237

 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        7.9%             6.0               3.8            3.5             2.8
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Automobiles                          31.4%
Media                                16.4
Household Durables                   11.5
Hotels, Restaurants & Leisure        10.2
Textiles, Apparel & Luxury
  Goods                               7.5
Auto Components                       7.5
Specialty Retail                      6.7
Multiline Retail                      3.3
Leisure Equipment & Products          1.8
Distributors                          1.6
Internet & Catalog Retail             0.9
Diversified Consumer Services         0.5
Short Term Investments                0.4
Other Assets & Liabilities            0.3
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
     SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              NESTLE SA     UNILEVER NV     TESCO PLC     BRITISH AMERICAN     DIAGEO PLC
                                                                                       TOBACCO PLC
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $514,649      282,841         258,119       234,287              232,702

 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        10.0%         5.5             5.0           4.5                  4.5
 ----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Food Products                        33.1%
Food & Staples Retailing             26.1
Beverages                            17.3
Tobacco                              11.0
Household Products                    7.0
Personal Products                     4.8
Short Term Investments                0.5
Other Assets & Liabilities            0.2
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
          SPDR S&P INTERNATIONAL ENERGY SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ROYAL DUTCH     BP PLC      TOTAL SA     BG GROUP PLC       ENI SPA
                                           SHELL PLC
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $736,857        639,579     554,738      249,608          243,420

 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        14.7%           12.8        11.1         5.0              4.9
 ---------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Oil, Gas & Consumable Fuels          92.7%
Energy Equipment & Services           5.7
Short Term Investments                0.7
Other Assets & Liabilities            0.9
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
        SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BANCO            MITSUBISHI UFJ            BNP PARIBAS SA     ROYAL BANK     ALLIANZ SE
                                           SANTANDER SA     FINANCIAL GROUP, INC.                        OF CANADA
 ---------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $130,173         120,283                   116,210            101,076        92,234

 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        3.0%             2.8                       2.7                2.4            2.1
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Commercial Banks                     52.4%
Insurance                            17.7
Real Estate Management &
  Development                        13.5
Capital Markets                       8.5
Diversified Financial Services        6.9
Consumer Finance                      0.6
Short Term Investments                0.4
Other Assets & Liabilities            0.0**
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
       SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -----------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              ROCHE           GLAXOSMITHKLINE PLC     NOVARTIS AG     ASTRAZENECA PLC
                                           HOLDINGS AG
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $484,131        468,814                 454,771         307,595

 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        8.5%            8.3                     8.0             5.4
 -----------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------

  DESCRIPTION                              SANOFI-AVENTIS

 -------------------------------------------------------------
    MARKET VALUE                           305,616

 -------------------------------------------------------------
    % OF NET ASSETS                        5.4
 -------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Pharmaceuticals                      67.7%
Health Care Equipment &
  Supplies                           16.9
Health Care Providers &
  Services                            7.1
Biotechnology                         5.4
Life Sciences, Tools & Services       1.4
Short Term Investments                0.3
Other Assets & Liabilities            1.2
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
        SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -----------------------------------------------------------------------------------------------------------

  DESCRIPTION                              SIEMENS AG     ABB, LTD.     MITSUBISHI CORP.     BAE SYSTEMS PLC

 -----------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $230,705       122,397       83,224               79,246

 -----------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        5.2%           2.8           1.9                  1.8
 -----------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------

  DESCRIPTION                              KONINKLIJKE (ROYAL)
                                           PHILIPS ELECTRONICS NV
 --------------------------------------------------------------------
    MARKET VALUE                           75,839

 --------------------------------------------------------------------
    % OF NET ASSETS                        1.7
 --------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Machinery                            16.2%
Industrial Conglomerates             13.5
Electrical Equipment                 11.6
Commercial Services & Supplies       10.6
Trading Companies &
  Distributors                        8.3
Construction & Engineering            7.5
Road & Rail                           6.8
Transportation Infrastructure         5.4
Aerospace & Defense                   5.2%
Building Products                     5.0
Marine                                3.5
Air Freight & Logistics               3.4
Airlines                              1.8
Short Term Investments                0.2
Other Assets & Liabilities            1.0
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
        SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 --------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              BHP BILLITON, LTD.     RIO TINTO PLC     BHP BILLITON PLC     ANGLO
                                                                                                         AMERICAN PLC
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $296,833               196,990           177,239              158,445

 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        6.9%                   4.6               4.1                  3.7
 --------------------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------

  DESCRIPTION                              POTASH CORP OF
                                           SASKATCHEWAN, INC.
 ----------------------------------------------------------------
    MARKET VALUE                           146,120

 ----------------------------------------------------------------
    % OF NET ASSETS                        3.4
 ----------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Metals & Mining                      58.0%
Chemicals                            31.0
Construction Materials                7.0
Paper & Forest Products               2.9
Containers & Packaging                0.8
Short Term Investments                0.0**
Other Assets & Liabilities            0.3
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
        SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------------------

                                           SAMSUNG               NOKIA OYJ     SAP AG      NINTENDO CO., LTD.     CANON, INC.
  DESCRIPTION                              ELECTRONICS CO.,
                                           LTD. GDR
 ---------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $466,144              390,812       257,264     245,279                237,479

 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        10.5%                 8.8           5.8         5.5                    5.3
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Electronic Equipment &
  Instruments                        21.3%
Communications Equipment             19.0
Semiconductors & Semiconductor
  Equipment                          17.8
Software                             16.6
IT Services                           8.4
Office Electronics                    8.2
Computers & Peripherals               7.5
Internet Software & Services          1.0
Other Assets & Liabilities            0.2
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
    SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              VODAFONE      TELEFONICA SA     DEUTSCHE       FRANCE         KONINKLIJKE
                                           GROUP PLC                       TELEKOM AG     TELECOM SA     ROYAL KPN NV
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $775,307      761,388           311,185        287,744        202,374

 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        17.1%         16.8              6.9            6.3            4.5
 ------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Diversified Telecommunication
  Services                           67.6%
Wireless Telecommunication
  Services                           32.3
Short Term Investments                0.6
Other Assets & Liabilities           (0.5)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

                              (Logo/Annual Report)
        SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF -- PORTFOLIO SUMMARY


 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------

  DESCRIPTION                              E.ON AG      GDF SUEZ     IBERDROLA SA     RWE AG      ENEL SPA
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $667,849     490,395      336,951          316,773     233,070

 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        13.4%        9.8          6.8              6.3         4.7
 -------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*



 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS
 ------------------------------------------------
Electric Utilities                   56.6%
Multi-Utilities                      29.0
Gas Utilities                         9.1
Independent Power Producers &
  Energy Traders                      5.2
Water Utilities                       1.5
Short Term Investments                0.1
Other Assets & Liabilities           (1.5)
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

  A Management Discussion of Fund Performance will be presented after the fund has been in existence greater than six months.

SPDR DJ STOXX 50 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.4%
FINLAND -- 2.0%
Nokia Oyj......................     84,258   $ 1,526,754
                                             -----------
FRANCE -- 14.3%
AXA (a)........................     36,472     1,172,920
BNP Paribas SA (a).............     19,021     1,765,516
France Telecom SA..............     42,125     1,171,584
GDF Suez.......................     28,664     1,469,595
Sanofi-Aventis.................     22,709     1,484,861
Societe Generale...............     12,431     1,082,595
Total SA.......................     46,761     2,796,776
                                             -----------
TOTAL FRANCE...................               10,943,847
                                             -----------
GERMANY -- 14.6%
Allianz SE.....................     10,028     1,356,184
BASF SE........................     20,789       985,543
Bayer AG.......................     16,950     1,233,297
Daimler AG.....................     19,769       983,006
Deutsche Bank AG...............     11,663       811,504
Deutsche Telekom AG............     65,483       990,632
E.ON AG........................     41,318     2,064,968
SAP AG.........................     19,720     1,043,448
Siemens AG.....................     17,962     1,658,894
                                             -----------
TOTAL GERMANY..................               11,127,476
                                             -----------
ITALY -- 5.8%
Assicurazioni Generali SpA
  (a)..........................     26,131       858,161
Eni SpA........................     54,021     1,411,379
Intesa Sanpaolo SpA............    196,617     1,061,905
UniCredit SpA..................    295,844     1,079,410
                                             -----------
TOTAL ITALY....................                4,410,855
                                             -----------
LUXEMBOURG -- 1.1%
ArcelorMittal..................     16,517       815,501
                                             -----------
NETHERLANDS -- 3.3%
Fortis VVPR Strip (b)..........     33,296           468
ING Groep NV...................     46,112       967,034
Koninklijke (Royal) Philips
  Electronics NV...............     22,991       616,337
Unilever NV....................     34,124       951,935
                                             -----------
TOTAL NETHERLANDS..............                2,535,774
                                             -----------
SPAIN -- 8.2%
Banco Bilbao Vizcaya Argentaria
  SA...........................     78,948     1,270,849
Banco Santander SA.............    138,594     2,044,099
Iberdrola SA...................     80,294       805,285
Telefonica SA..................     91,139     2,149,429
                                             -----------
TOTAL SPAIN....................                6,269,662
                                             -----------
SWEDEN -- 0.8%
Telefonaktiebolaget LM Ericsson
  (Class B)....................     66,072       606,448
                                             -----------
SWITZERLAND -- 15.7%
ABB, Ltd. (b)..................     51,043       961,452
Credit Suisse Group AG.........     22,957     1,021,676
Nestle SA......................     84,837     3,646,951
Novartis AG....................     54,227     2,831,653
Roche Holding AG...............     15,566     2,422,535
UBS AG (b).....................     65,035     1,070,721
                                             -----------
TOTAL SWITZERLAND..............               11,954,988
                                             -----------
UNITED KINGDOM -- 33.6%
Anglo American PLC.............     29,761       984,030
AstraZeneca PLC................     32,222     1,412,878
Barclays PLC...................    180,641     1,051,276
BHP Billiton PLC...............     49,471     1,110,180
BP PLC.........................    415,654     3,437,692
British American Tobacco PLC...     31,150     1,018,852
Diageo PLC.....................     55,464       934,243
GlaxoSmithKline PLC............    126,608     2,732,891
HSBC Holdings PLC..............    266,255     4,276,019
Rio Tinto PLC..................     23,562     1,457,753
Royal Bank of Scotland Group
  PLC..........................    366,849     1,170,462
Royal Dutch Shell PLC  (Class
  A)...........................     78,591     2,271,333
Tesco PLC......................    174,228     1,203,701
Vodafone Group PLC.............  1,173,173     2,565,805
                                             -----------
TOTAL UNITED KINGDOM...........               25,627,115
                                             -----------
TOTAL COMMON STOCKS --
   (Cost $102,575,548).........               75,818,420
                                             -----------
SHORT TERM INVESTMENTS -- 2.4%
UNITED STATES -- 2.4%
MONEY MARKET FUNDS -- 2.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............  1,426,057     1,426,057
STIC Prime Portfolio...........    437,873       437,873
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,863,930)............                1,863,930
                                             -----------
TOTAL INVESTMENTS -- 101.8%
  (Cost $104,439,478)..........               77,682,350
OTHER ASSETS AND
  LIABILITIES -- (1.8)%........               (1,371,661)
                                             -----------
NET ASSETS -- 100.0%...........              $76,310,689
                                             ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR DJ EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------            ---------   ------------
COMMON STOCKS -- 99.7%
FINLAND -- 3.1%
Nokia Oyj.....................    381,853   $  6,919,172
                                            ------------
FRANCE -- 34.6%
Air Liquide SA (a)............     26,195      2,848,470
Alstom SA.....................     20,001      1,482,401
AXA (a).......................    165,235      5,313,870
BNP Paribas SA................     86,222      8,003,065
Carrefour SA..................     61,226      2,846,637
Cie de Saint-Gobain...........     30,352      1,541,004
Credit Agricole SA............    102,692      1,933,622
France Telecom SA.............    190,850      5,307,934
GDF Suez......................    129,910      6,660,451
Groupe Danone (a).............     47,863      3,361,539
L'Oreal SA (a)................     23,947      2,329,373
LVMH Moet Hennessy Louis
  Vuitton SA..................     25,881      2,244,844
Renault SA....................     20,036      1,253,937
Sanofi-Aventis................    102,919      6,729,510
Schneider Electric SA.........     24,857      2,103,478
Societe Generale..............     56,323      4,905,075
Total SA (a)..................    212,069     12,683,848
Vinci SA......................     49,596      2,297,553
Vivendi.......................    117,529      3,635,219
                                            ------------
TOTAL FRANCE..................                77,481,830
                                            ------------
GERMANY -- 29.0%
Allianz SE....................     45,449      6,146,510
BASF SE.......................     95,050      4,506,030
Bayer AG......................     76,806      5,588,472
Daimler AG....................     89,555      4,453,088
Deutsche Bank AG..............     53,322      3,710,110
Deutsche Boerse AG............     19,590      1,757,517
Deutsche Telekom AG...........    299,332      4,528,319
E.ON AG.......................    187,328      9,362,177
Muenchener Rueckversicherungs-
  Gesellschaft AG.............     20,742      3,094,456
RWE AG........................     41,486      3,933,449
SAP AG........................     89,330      4,726,734
Siemens AG....................     81,423      7,519,883
Volkswagen AG (a).............     14,662      5,725,611
                                            ------------
TOTAL GERMANY.................                65,052,356
                                            ------------
ITALY -- 11.2%
Assicurazioni Generali SpA
  (a).........................    119,470      3,923,481
Enel SpA......................    421,235      3,485,041
Eni SpA.......................    244,831      6,396,576
Intesa Sanpaolo SpA...........    898,946      4,855,100
Telecom Italia SpA............  1,027,094      1,517,729
UniCredit SpA.................  1,340,767      4,891,894
                                            ------------
TOTAL ITALY...................                25,069,821
                                            ------------
LUXEMBOURG -- 1.7%
ArcelorMittal.................     75,520      3,728,683
                                            ------------
NETHERLANDS -- 6.4%
Aegon NV......................    145,519      1,267,300
Fortis (a)....................    236,263      1,460,214
Fortis VVPR Strip (a)(b)......    129,370          1,817
ING Groep NV..................    208,927      4,381,498
Koninklijke (Royal) Philips
  Electronics NV..............    105,117      2,817,950
Unilever NV...................    156,016      4,352,278
                                            ------------
TOTAL NETHERLANDS.............                14,281,057
                                            ------------
SPAIN -- 13.7%
Banco Bilbao Vizcaya
  Argentaria SA...............    357,729      5,758,468
Banco Santander SA............    628,370      9,267,721
Iberdrola SA..................    367,108      3,681,801
Repsol YPF SA.................     79,488      2,333,544
Telefonica SA.................    413,240      9,745,884
                                            ------------
TOTAL SPAIN...................                30,787,418
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $323,607,819).........               223,320,337
                                            ------------
SHORT TERM INVESTMENTS -- 2.8%
UNITED STATES -- 2.8%
MONEY MARKET FUNDS -- 2.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  5,351,935      5,351,935
STIC Prime Portfolio..........  1,033,588      1,033,588
                                            ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,385,523)...........                 6,385,523
                                            ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $329,993,342).........               229,705,860
OTHER ASSETS AND
  LIABILITIES -- (2.5)%.......                (5,626,302)
                                            ------------
NET ASSETS -- 100.0%..........              $224,079,558
                                            ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
COMMON STOCKS -- 98.5%
CHINA -- 33.9%
Agile Property Holdings,
  Ltd. .......................  894,188     $    398,474
Air China, Ltd. ..............  767,414          337,038
Aluminum Corp. of China,
  Ltd. .......................  796,304          472,797
Angang Steel Co., Ltd. .......  317,244          286,831
Anhui Conch Cement Co., Ltd.
  (a).........................  177,750          663,900
Baidu.com ADR (a)(b)..........  6,443          1,599,346
Bank of China, Ltd. ..........  3,439,382      1,306,764
Bank of Communications Co.,
  Ltd. .......................  1,063,723        949,416
China CITIC Bank..............  954,385          421,612
China Construction Bank
  Corp. ......................  5,197,768      3,373,979
China COSCO Holdings Co.,
  Ltd. .......................  722,632          639,394
China Life Insurance Co.,
  Ltd. .......................  1,192,708      4,385,662
China Mengniu Dairy Co.,
  Ltd. .......................  240,390          245,209
China Merchants Bank Co.,
  Ltd. .......................  462,669        1,085,710
China Merchants Holdings
  International Co., Ltd. ....  242,543          762,208
China Mobile, Ltd. ...........  761,636        7,543,427
China Oilfield Services,
  Ltd. .......................  1,138,557      1,036,738
China Overseas Land &
  Investment, Ltd. ...........  719,043          851,996
China Petroleum & Chemical
  Corp. ......................  2,937,462      2,281,311
China Resources Enterprise....  298,746          714,896
China Shenhua Energy Co.,
  Ltd. .......................  602,556        1,435,701
China Shipping Container Lines
  Co., Ltd. ..................  3,146,339        526,798
China Shipping Development
  Co., Ltd. ..................  481,215          615,437
China Telecom Corp., Ltd. ....  2,877,930      1,160,164
China Unicom, Ltd. ...........  616,172          918,979
CNOOC, Ltd. ..................  2,868,470      3,269,554
COSCO Pacific, Ltd. ..........  359,331          405,409
Ctrip.com International, Ltd.
  ADR.........................  18,934           731,042
Denway Motors, Ltd. ..........  1,408,205        438,911
Dongfeng Motor Group Co.,
  Ltd. .......................  1,040,763        372,642
Focus Media Holding, Ltd. ADR
  (a)(b)......................  17,305           493,366
Guangzhou R&F Properties Co.,
  Ltd. .......................  442,576          396,157
Huaneng Power International,
  Inc. .......................  988,472          648,003
Industrial & Commercial Bank
  of China....................  4,611,180      2,720,022
Jiangsu Expressway Co. .......  922,060          681,657
Jiangxi Copper Co., Ltd. .....  429,578          419,378
Lenovo Group, Ltd. ...........  1,463,703        631,528
Maanshan Iron & Steel.........  718,971          220,386
NetEase.com ADR (a)(b)........  26,598           606,434
PetroChina Co., Ltd. .........  3,509,379      3,615,889
Ping An Insurance Group Co. of
  China, Ltd. ................  221,864        1,255,858
Samling Global, Ltd. .........  1,524,707         79,531
Semiconductor Manufacturing
  International Corp. (a).....  5,367,837        161,774
Shanghai Electric Group Co.,
  Ltd. (a)....................  1,283,179        381,763
SINA Corp. (a)(b).............  10,700           376,640
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................  933,252          206,739
Suntech Power Holdings Co.,
  Ltd. ADR (b)................  20,408           732,035
Tencent Holdings, Ltd. .......  156,594        1,119,342
Tingyi Cayman Islands Holding
  Corp. ......................  478,383          553,899
Yanzhou Coal Mining Co.,
  Ltd. .......................  540,882          557,298
Zijin Mining Group Co.,
  Ltd. .......................  797,790          398,671
                                            ------------
TOTAL CHINA...................                55,487,715
                                            ------------
INDIA -- 19.1%
Apollo Hospitals Enterprise,
  Ltd. .......................  50,877           487,483
Bharat Heavy Electricals,
  Ltd. .......................  34,132         1,163,497
Bharti Airtel, Ltd. (a).......  162,065        2,708,848
Cipla, Ltd. ..................  135,435          666,000
HDFC Bank, Ltd. ..............  43,774         1,155,749
Hero Honda Motors, Ltd. ......  49,152           913,653
Hindustan Lever, Ltd. ........  250,815        1,361,285
Hindustan Zinc, Ltd. .........  29,063           267,331
Housing Development Finance
  Corp., Ltd. ................  42,464         1,905,884
ICICI Bank, Ltd. .............  100                1,150
ICICI Bank, Ltd. ADR (b)......  41,601           978,455
Idea Cellular, Ltd. (a).......  374,655          614,254
Indiabulls Financial Services,
  Ltd. .......................  68,687           226,543
Indiabulls Securities, Ltd....  72,293            58,493
Indian Hotels Co., Ltd. ......  442,540          631,325
Infosys Technologies, Ltd. ADR
  (b).........................  67,743         2,256,519
ITC, Ltd. GDR.................  225,345          901,380
Larsen & Toubro, Ltd. GDR
  (a).........................  25,366         1,319,032
Mahindra & Mahindra, Ltd.
  GDR.........................  41,596           450,856
Oil & Natural Gas Corp.,
  Ltd. .......................  64,888         1,429,705
Reliance Capital, Ltd. .......  25,817           623,973
Reliance Communications,
  Ltd. .......................  152,502        1,081,623
Reliance Industries, Ltd. GDR
  (c).........................  58,203         4,731,904
Reliance Infrastructure,
  Ltd. .......................  55,309           929,295
Satyam Computer Services, Ltd.
  ADR (b).....................  48,734           787,054
Siemens India, Ltd. ..........  57,067           481,178
Steel Authority of India,
  Ltd. .......................  174,318          468,597
Sterlite Industries India,
  Ltd. .......................  33,393           304,352
Suzlon Energy, Ltd. ..........  103,278          338,103
Tata Consultancy Services,
  Ltd. .......................  34,626           484,388
Tata Motors, Ltd. ............  65,037           476,370
Unitech, Ltd. ................  89,664           227,191
Wipro, Ltd. ADR (b)...........  52,745           512,681
Zee Entertainment Enterprises,
  Ltd. .......................  94,511           404,487
                                            ------------
TOTAL INDIA...................                31,348,638
                                            ------------
INDONESIA -- 3.7%
Astra International Tbk PT....  538,220          975,987
Bank Central Asia Tbk PT......  3,316,796      1,107,944
Bank Rakyat Indonesia PT......  1,578,648        903,998
Bumi Resources Tbk PT.........  2,742,964        930,804
Indosat Tbk PT................  1,176,248        760,882
Perusahaan Gas Negara PT......  2,339,140        539,515
Telekomunikasi Indonesia Tbk
  PT..........................  1,222,594        926,993
                                            ------------
TOTAL INDONESIA...............                 6,146,123
                                            ------------
MALAYSIA -- 7.3%
Alliance Financial Group Bhd..  1,064,900        767,161
Bintulu Port Holdings Bhd.....  367,706          576,794
Bursa Malaysia Bhd............  289,607          534,206
Carlsberg Brewery Bhd.........  1,393,003      1,561,944
Genting Bhd...................  597,900          911,830
IJM Corp. Bhd (a).............  466,600          637,043
IOI Corp. Bhd.................  766,040          934,602
Lingkaran Trans Kota Holdings
  Bhd.........................  1,340,300        677,450


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES        VALUE
--------------------              ------        -----
Malaysian Airline System Bhd..  595,333     $    594,901
Naim Cendera Holding Bhd......  800,713          655,922
Sarawake Energy Bhd...........  1,263,966        870,181
Star Publications Malaysia
  Bhd.........................  1,415,500      1,332,235
Tan Chong Motor Holdings Bhd..  3,155,000      1,512,201
Uchi Technologies Bhd.........  1,016,600        318,933
                                            ------------
TOTAL MALAYSIA................                11,885,403
                                            ------------
PHILIPPINES -- 1.0%
Ayala Land, Inc. .............  3,370,758        659,107
Philippine Long Distance
  Telephone Co. ..............  17,324           988,628
                                            ------------
TOTAL PHILIPPINES.............                 1,647,735
                                            ------------
TAIWAN -- 29.9%
Acer, Inc. ...................  514,516          850,823
Advanced Semiconductor
  Engineering, Inc. ..........  1,086,758        542,171
Asia Cement Corp. ............  687,282          598,166
Asustek Computer, Inc. .......  597,969        1,154,248
AU Optronics Corp. ADR (b)....  127,450        1,447,832
Catcher Technology Co., Ltd.
  (a).........................  155,900          484,590
Cathay Financial Holding Co.,
  Ltd. .......................  842,900        1,130,539
Chang Hwa Commercial Bank.....  1,670,000        825,358
Chi Mei Optoelectronics Corp.
  GDR.........................  70,037           443,334
China Development Financial
  Holding Corp. ..............  2,465,553        728,059
China Steel Chemical Corp. ...  678,877        1,295,651
China Steel Corp. ............  1,435,935      1,401,500
Chinatrust Financial Holding
  Co., Ltd. (a)...............  1,618,150        860,089
Chunghwa Picture Tubes,
  Ltd. .......................  2,435,000        374,656
Chunghwa Telecom Co., Ltd. ...  577,181        1,340,174
Compal Electronics, Inc. .....  1,072,668        766,870
Delta Electronics, Inc. ......  333,503          850,046
Epistar Corp. ................  156,170          204,366
Everlight Electronics Co.,
  Ltd. .......................  107,527          217,250
Far Eastern Textile Co.,
  Ltd. .......................  994,764          686,439
First Financial Holding Co.,
  Ltd. .......................  1,179,948        713,364
Formosa Chemicals & Fibre
  Corp. ......................  546,000          930,041
Formosa Plastics Corp. .......  789,000        1,253,218
Foxconn Technology Co.,
  Ltd. .......................  184,345          581,602
Fubon Financial Holding Co.,
  Ltd. .......................  1,103,000        773,127
High Tech Computer Corp. .....  134,190        2,022,975
Hon Hai Precision Industry
  Co., Ltd. ..................  856,600        2,982,118
Hua Nan Financial Holdings
  Co., Ltd. ..................  1,048,140        628,789
King Yuan Electronics Co.,
  Ltd. .......................  1,517,859        502,470
Largan Precision Co., Ltd. ...  31,461           320,756
Lite-On Technology Corp. .....  466,523          395,156
Macronix International........  1,030,741        292,195
MediaTek, Inc. ...............  169,638        1,713,702
Mega Financial Holding Co.,
  Ltd. .......................  1,392,000        620,897
Motech Industries, Inc. ......  57,610           253,386
Nan Ya Plastics Corp. ........  842,000        1,223,552
Novatek Microelectronics
  Corp., Ltd. ................  114,868          167,456
Polaris Securities Co.,
  Ltd. .......................  3,491,150      1,340,183
Powerchip Semiconductor Corp.
  (a).........................  1,759,638        264,180
Powertech Technology, Inc. ...  246,995          529,744
ProMOS Technologies, Inc.
  (a).........................  1,760,000        177,797
Quanta Computer, Inc. ........  729,430          886,521
Realtek Semiconductor Corp. ..  228,697          376,049
Shin Kong Financial Holding
  Co., Ltd. ..................  1,505,505        510,079
Siliconware Precision
  Industries Co. .............  570,745          647,536
SinoPac Financial Holdings
  Co., Ltd. ..................  1,779,000        481,640
Tainan Enterprises............  1,388,826        854,755
Taishin Financial Holdings
  Co., Ltd. ..................  1,442,000        277,450
Taiwan Cement Corp. ..........  842,322          488,299
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (b).........................  644,775        6,041,542
Tatung Co., Ltd. (a)..........  1,277,000        271,901
Tripod Technology Corp. ......  275,742          515,974
Uni-President Enterprises
  Corp. ......................  863,145          759,275
United Microelectronics Corp.
  ADR (b).....................  447,960          873,523
Via Technologies, Inc. (a)....  583,000          246,454
Walsin Lihwa Corp. ...........  3,003,000        796,220
Wistron Corp. ................  421,022          506,459
Yageo Corp. ..................  2,429,000        483,210
                                            ------------
TOTAL TAIWAN..................                48,905,756
                                            ------------
THAILAND -- 3.6%
Advanced Info Service PCL.....  339,523          807,672
Bangkok Expressway PCL........  1,290,265        602,429
Electricity Generating PCL....  327,296          609,328
IRPC PCL......................  2,178,139        261,325
Kasikornbank PCL..............  477,998          875,765
PTT Exploration & Production
  PCL.........................  291,205        1,092,879
PTT PCL.......................  182,236        1,227,831
Thai Oil PCL..................  340,491          417,563
                                            ------------
TOTAL THAILAND................                 5,894,792
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $211,964,872).........               161,316,162
                                            ------------
PREFERRED STOCKS -- 0.0% (D)
MALAYSIA -- 0.0% (D)
Malaysian Airline System Bhd
  (a)
  (Cost $11,093)..............  37,333             8,947
                                            ------------
RIGHTS -- 0.0% (D)
INDIA -- 0.0% (D)
Tata Motors, Ltd.
  (expiring 11/27/08) (a).....  7,542              2,545
Tata Motors, Ltd.
  (expiring 11/27/08) (a).....  7,542              8,166
                                            ------------
TOTAL RIGHTS --
  (Cost  $0)..................                    10,711
                                            ------------
WARRANTS -- 0.0% (D)
MALAYSIA -- 0.0% (D)
IJM Land Bhd (expiring
  9/11/2013) (a) (Cost  $0)...  27,580             1,803
                                            ------------
SHORT TERM INVESTMENTS -- 4.7%
UNITED STATES -- 4.7%
MONEY MARKET FUNDS -- 4.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  6,821,576      6,821,576
STIC Prime Portfolio..........  829,580          829,580
                                            ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,651,156)...........                 7,651,156
                                            ------------
TOTAL INVESTMENTS -- 103.2%
  (Cost $219,627,121).........               168,988,779
OTHER ASSETS AND
  LIABILITIES -- (3.2)%.......                (5,208,941)
                                            ------------
NET ASSETS -- 100.0%..........              $163,779,838
                                            ============





See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 2.9% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Amount shown represents less than 0.05% of net assets.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investment of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR =  Global Depositary Receipt


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 98.7%
CHINA -- 98.7%
AIR FREIGHT & LOGISTICS -- 0.1%
Sinotrans, Ltd. ..............  934,000      $    179,237
                                             ------------
AIRLINES -- 0.3%
Air China, Ltd. ..............  898,000           394,390
                                             ------------
AUTOMOBILES -- 0.9%
Brilliance China Automotive
  Holdings, Ltd. (a)..........  1,098,000          79,192
Denway Motors, Ltd. ..........  2,044,000         637,076
Dongfeng Motor Group Co.,
  Ltd. .......................  1,236,000         442,546
                                             ------------
                                                1,158,814
                                             ------------
BEVERAGES -- 0.2%
Tsingtao Brewery Co., Ltd. ...  150,000           266,603
                                             ------------
BIOTECHNOLOGY -- 0.1%
American Oriental
  Bioengineering, Inc.
  (a)(b)......................  19,756            128,216
                                             ------------
CHEMICALS -- 0.7%
China Bluechemical, Ltd. .....  770,000           422,470
Sinofert Holdings, Ltd. ......  384,000           189,914
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................  996,000           220,639
                                             ------------
                                                  833,023
                                             ------------
COMMERCIAL BANKS -- 18.0%
Bank of China, Ltd. ..........  8,286,000       3,148,197
Bank of Communications Co.,
  Ltd. .......................  1,959,000       1,748,488
China CITIC Bank..............  570,393           251,978
China Construction Bank
  Corp. ......................  11,955,000      7,760,237
China Merchants Bank Co.,
  Ltd. .......................  909,000         2,133,080
Industrial & Commercial Bank
  of China....................  12,034,000      7,098,562
                                             ------------
                                               22,140,542
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Bio-Treat Technology, Ltd. ...  1,535,015         123,471
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.5%
AAC Acoustic Technology
  Holdings, Inc. (a)..........  298,000           226,445
ZTE Corp. ....................  97,680            363,579
                                             ------------
                                                  590,024
                                             ------------
COMPUTERS & PERIPHERALS -- 0.6%
Lenovo Group, Ltd. ...........  1,384,000         597,140
TPV Technology, Ltd. .........  588,000           177,967
                                             ------------
                                                  775,107
                                             ------------
CONSTRUCTION & ENGINEERING -- 1.2%
China Communications
  Construction Co., Ltd. .....  1,320,394       1,129,189
China Railway Construction
  Corp. (a)...................  273,500           355,069
                                             ------------
                                                1,484,258
                                             ------------
CONSTRUCTION MATERIALS -- 0.8%
Anhui Conch Cement Co., Ltd.
  (a).........................  150,000           560,253
China National Building
  Material Co., Ltd. .........  346,000           388,586
                                             ------------
                                                  948,839
                                             ------------
DISTRIBUTORS -- 1.0%
China Resources Enterprise....  448,000         1,072,059
Xinyu Hengdeli Holdings,
  Ltd. .......................  728,907           150,206
                                             ------------
                                                1,222,265
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
China Communications Services
  Corp., Ltd. ................  489,369           334,047
China Netcom Group
  Corp. -- Hong Kong, Ltd. ...  499,000         1,104,126
China Telecom Corp., Ltd. ....  5,184,000       2,089,797
                                             ------------
                                                3,527,970
                                             ------------
ELECTRICAL EQUIPMENT -- 2.3%
Byd Co., Ltd. ................  274,900           454,605
Dongfang Electrical Machinery
  Co., Ltd. ..................  51,000            133,997
Harbin Power Equipment........  248,000           173,439
Shanghai Electric Group Co.,
  Ltd. (a)....................  1,346,000         400,453
Suntech Power Holdings Co.,
  Ltd. ADR (a)(b).............  45,303          1,625,019
                                             ------------
                                                2,787,513
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
China Oilfield Services,
  Ltd. .......................  798,000           726,637
                                             ------------
FOOD PRODUCTS -- 2.4%
Chaoda Modern Agriculture
  Holdings, Ltd. .............  657,475           548,718
China Foods, Ltd. ............  1,339                 421
China Huiyuan Juice Group,
  Ltd. .......................  264,448           323,563
China Mengniu Dairy Co.,
  Ltd. .......................  361,000           368,237
China Milk Products Group,
  Ltd. (b)....................  811,000           334,679
China Yurun Food Group,
  Ltd. .......................  286,000           368,350
People's Food Holdings,
  Ltd. .......................  590,000           196,020
Tingyi Cayman Islands Holding
  Corp. ......................  700,000           810,499
                                             ------------
                                                2,950,487
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR (b)................  8,872             289,050
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
China Travel International
  Investment Hong Kong,
  Ltd. .......................  996,000           221,922
Ctrip.com International, Ltd.
  ADR (b).....................  21,663            836,409
Shanghai Jin Jiang
  International Hotels Group
  Co., Ltd. ..................  1,332,000         161,260
                                             ------------
                                                1,219,591
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.3%
China Power International
  Development, Ltd. ..........  873,000           177,650
China Resources Power Holdings
  Co. ........................  398,000           849,890
Datang International Power
  Generation Co., Ltd. .......  1,334,000         728,478
Huadian Power International
  Co. ........................  798,000           197,333
Huaneng Power International,
  Inc. .......................  1,336,000         875,829
                                             ------------
                                                2,829,180
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Shanghai Industrial Holdings,
  Ltd. .......................  218,000           491,348
                                             ------------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
INSURANCE -- 10.7%
China Insurance International
  Holdings Co., Ltd. .........  250,000      $    475,249
China Life Insurance Co.,
  Ltd. .......................  2,584,000       9,501,530
PICC Property & Casualty Co.,
  Ltd. (a)....................  938,000           369,674
Ping An Insurance Group Co. of
  China, Ltd. ................  497,500         2,816,092
                                             ------------
                                               13,162,545
                                             ------------
INTERNET SOFTWARE & SERVICES -- 4.5%
Baidu.com ADR (a)(b)..........  6,867           1,704,595
NetEase.com ADR (a)(b)........  49,162          1,120,894
SINA Corp. (a)(b).............  15,870            558,624
Sohu.com, Inc. (a)(b).........  10,626            592,399
Tencent Holdings, Ltd. .......  225,800         1,614,031
                                             ------------
                                                5,590,543
                                             ------------
IT SERVICES -- 0.1%
Travelsky Technology, Ltd. ...  350,000           172,648
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. ............  284,500           492,466
                                             ------------
MACHINERY -- 0.3%
China Infrastructure Machinery
  Holdings, Ltd. .............  574                   419
Guangzhou Shipyard
  International Co., Ltd. ....  50,000             57,313
Weichai Power Co., Ltd. ......  71,000            265,186
                                             ------------
                                                  322,918
                                             ------------
MARINE -- 1.6%
China COSCO Holdings Co.,
  Ltd. .......................  961,875           851,080
China Shipping Container Lines
  Co., Ltd. ..................  1,667,500         279,193
China Shipping Development
  Co., Ltd. ..................  550,000           703,407
Yangzijiang Shipbuilding
  Holdings, Ltd. (b)..........  485,000           167,920
                                             ------------
                                                2,001,600
                                             ------------
MEDIA -- 0.8%
Focus Media Holding, Ltd. ADR
  (a)(b)......................  32,287            920,502
                                             ------------
METALS & MINING -- 2.2%
Aluminum Corp. of China,
  Ltd. .......................  1,290,000         765,924
Angang Steel Co., Ltd. .......  471,720           426,497
Hunan Non-Ferrous Metal Corp.,
  Ltd. .......................  600,000            74,185
Jiangxi Copper Co., Ltd. .....  562,000           548,656
Maanshan Iron & Steel.........  748,000           229,284
Zijin Mining Group Co.,
  Ltd. .......................  1,358,500         678,870
                                             ------------
                                                2,723,416
                                             ------------
MULTILINE RETAIL -- 0.5%
Golden Eagle Retail Group,
  Ltd. .......................  250,000           203,172
Parkson Retail Group, Ltd. ...  373,500           408,888
                                             ------------
                                                  612,060
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 18.8%
China Coal Energy Co. ........  1,249,413       1,284,115
China Petroleum & Chemical
  Corp. ......................  6,138,000       4,766,933
China Shenhua Energy Co.,
  Ltd. .......................  1,149,500       2,738,896
CNOOC, Ltd. ..................  5,039,000       5,743,578
CNPC Hong Kong, Ltd. .........  990,000           414,394
PetroChina Co., Ltd. .........  7,114,000       7,329,912
Yanzhou Coal Mining Co.,
  Ltd. .......................  850,000           875,798
                                             ------------
                                               23,153,626
                                             ------------
PAPER & FOREST PRODUCTS -- 0.3%
Citic Resources Holdings, Ltd.
  (a).........................  679,200           104,972
Lee & Man Paper Manufacturing,
  Ltd. .......................  147,200            79,436
Nine Dragons Paper Holdings,
  Ltd. .......................  449,000           164,811
                                             ------------
                                                  349,219
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
Agile Property Holdings,
  Ltd. .......................  600,000           267,376
China Overseas Land &
  Investment, Ltd. ...........  1,196,000       1,417,144
China Resources Land, Ltd. ...  398,000           413,155
Greentown China Holdings,
  Ltd. .......................  199,500            99,694
Guangzhou Investment Co.,
  Ltd. .......................  1,534,000         146,202
Guangzhou R&F Properties Co.,
  Ltd. .......................  406,800           364,133
Shanghai Forte Land Co. (a)...  500,000            81,140
Shenzhen Investment, Ltd. ....  653,254            95,073
Shimao Property Holdings,
  Ltd. .......................  445,500           251,314
Yanlord Land Group, Ltd. (b)..  369,000           234,867
                                             ------------
                                                3,370,098
                                             ------------
ROAD & RAIL -- 0.3%
Guangshen Railway Co., Ltd. ..  700,000           340,788
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Actions Semiconductor Co.,
  Ltd. ADR (a)................  39,149             96,307
Semiconductor Manufacturing
  International Corp. (a).....  5,541,000         166,993
                                             ------------
                                                  263,300
                                             ------------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a)(b)......................  9,856             251,821
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Ports Design, Ltd. ...........  134,000           241,617
Weiqiao Textile Co. ..........  299,000           145,565
                                             ------------
                                                  387,182
                                             ------------
TRANSPORTATION INFRASTRUCTURE -- 3.3%
Anhui Expressway Co., Ltd. ...  706,000           366,441
Beijing Capital International
  Airport Co., Ltd. ..........  700,000           567,981
China Merchants Holdings
  International Co., Ltd. ....  404,580         1,271,420
COSCO Pacific, Ltd. ..........  448,000           505,449
Dalian Port PDA Co., Ltd. ....  446,000           155,093
Jiangsu Expressway Co. .......  650,000           480,530
Shenzhen Expressway Co.,
  Ltd. .......................  600,000           241,102
Zhejiang Expressway Co.,
  Ltd. .......................  748,000           435,447
                                             ------------
                                                4,023,463
                                             ------------
WATER UTILITIES -- 0.2%
Guangdong Investment, Ltd. ...  968,000           224,410
                                             ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 14.7%
China Mobile, Ltd. ...........  1,675,500    $ 16,594,557
China Unicom, Ltd. ...........  996,000         1,485,466
                                             ------------
                                               18,080,023
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $186,415,682).........                121,509,193
                                             ------------
SHORT TERM INVESTMENTS -- 3.5%
UNITED STATES -- 3.5%
MONEY MARKET FUNDS -- 3.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  3,900,607       3,900,607
STIC Prime Portfolio..........  424,340           424,340
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,324,947)...........                  4,324,947
                                             ------------
TOTAL INVESTMENTS -- 102.2%
  (Cost $190,740,629).........                125,834,140
OTHER ASSETS AND
  LIABILITIES -- (2.2)%.......                 (2,726,556)
                                             ------------
NET ASSETS -- 100.0%..........               $123,107,584
                                             ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 94.4%
ARGENTINA -- 0.5%
Grupo Financiero Galicia SA ADR
  (a)(b).......................  2,103       $     9,821
Telecom Argentina SA ADR (a)...  1,785            21,866
Tenaris SA ADR.................  3,792           141,404
                                             -----------
TOTAL ARGENTINA................                  173,091
                                             -----------
BRAZIL -- 15.6%
Aracruz Celulose SA ADR (b)....  984              36,123
Banco Bradesco SA Preference
  Shares ADR (b)...............  23,564          379,380
Banco do Brasil SA.............  5,407            63,770
Banco Itau Holding Financeira
  SA Preference Shares ADR
  (b)..........................  23,519          411,583
Bradespar SA Preference
  Shares.......................  4,782            66,191
Brasil Telecom Participacoes SA
  ADR..........................  1,340            65,472
Braskem SA Preference Shares
  ADR (b)......................  1,977            21,628
Centrais Eletricas Brasileiras
  SA ADR.......................  6,323            90,537
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (b)...............  1,249            43,665
Companhia de Bebidas das
  Americas Preference Shares
  ADR..........................  3,271           178,629
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......  2,509            34,274
Companhia Energetica de Minas
  Gerais ADR (b)...............  5,617           110,880
Companhia Siderurgica Nacional
  SA ADR (b)...................  8,088           171,951
Companhia Vale do Rio Doce ADR
  (b)..........................  23,657          453,032
Companhia Vale do Rio Doce
  Preference Shares ADR (b)....  30,471          539,337
Cosan SA Industria e Comercio
  (a)..........................  1,893            12,463
Cyrela Brazil Realty SA........  5,326            53,841
Cyrela Commercial Properties SA
  Empreendimentos e
  Participacoes................  498               2,065
Duratex SA Preference Shares...  2,066            24,099
Empresa Brasileira de
  Aeronautica SA...............  8,136            55,254
Gerdau SA ADR (b)..............  12,045          133,700
Investimentos Itau SA..........  7,803            57,644
Investimentos Itau SA
  Preference Shares............  41,661          205,611
Lojas Americanas SA Preference
  Shares.......................  4,684            20,276
Lojas Renner SA................  3,447            41,994
Metalurgica Gerdau SA
  Preference Shares............  5,936            91,396
Natura Cosmeticos SA...........  2,912            27,928
Perdigao SA ADR (b)............  1,349            52,800
Petroleo Brasileiro SA ADR
  Preference Shares............  23,560          881,615
Petroleo Brasileiro SA ADR.....  17,580          772,641
Souza Cruz SA..................  1,923            45,350
Tam SA ADR (b).................  1,505            28,384
Telemig Celular Participacoes
  ADR (b)......................  311              11,510
Tim Participacoes SA ADR (b)...  1,491            31,102
Tractebel Energia SA ADR (b)...  510              27,367
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR (b).......  1,911           192,858
Usinas Siderurgicas de Minas
  Gerais SA ADR (b)............  4,733            98,932
Vivo Participacoes SA
  Preference Shares............  12,241           49,435
Votorantim Celulose e Papel SA
  ADR (b)......................  2,439            37,585
Weg SA.........................  4,726            34,766
                                             -----------
TOTAL BRAZIL...................                5,657,068
                                             -----------
CHILE -- 1.9%
Administradora de Fondos de
  Pensiones Caprum SA..........  2,101            50,314
Antarchile SA..................  3,387            46,086
Cementos Bio-Bio SA............  15,897           28,841
Companhia de Telecomunicaciones
  de Chile SA ADR..............  5,674            38,640
Companhia General de
  Electricidad.................  7,623            40,107
Empresa Nacional de
  Electricidad SA ADR (b)......  1,864            82,967
Empresas COPEC SA..............  7,796            88,398
Enersis SA ADR.................  4,552            74,289
Farmacias Ahumada SA...........  13,320           25,374
Lan Airlines SA ADR (b)........  2,998            34,177
Parque Arauco SA...............  43,591           32,108
SACI Falabella.................  23,432           82,046
Vina Concha y Toro SA ADR (b)..  1,221            42,991
Vina San Pedro SA..............  5,454,257        32,753
                                             -----------
TOTAL CHILE....................                  699,091
                                             -----------
CHINA -- 15.7%
AAC Acoustic Technology
  Holdings, Inc. (a)...........  28,000           21,277
Agile Property Holdings,
  Ltd. ........................  42,000           18,716
Air China, Ltd. ...............  38,000           16,689
Aluminum Corp. of China,
  Ltd. ........................  68,000           40,374
Angang Steel Co., Ltd. ........  16,640           15,045
Anhui Conch Cement Co., Ltd.
  (a)..........................  14,000           52,290
Baidu.com ADR (a)(b)...........  456             113,193
Bank of China, Ltd. ...........  343,000         130,320
Bank of Communications Co.,
  Ltd. ........................  91,000           81,221
Beijing Capital International
  Airport Co., Ltd. ...........  42,000           34,079
Chaoda Modern Agriculture......  36,375           30,358
China CITIC Bank...............  80,000           35,341
China Coal Energy Co. .........  69,000           70,916
China Communications
  Construction Co., Ltd. ......  65,000           55,587
China Construction Bank
  Corp. .......................  472,000         306,385
China COSCO Holdings Co.,
  Ltd. ........................  50,425           44,617
China Life Insurance Co.,
  Ltd. ........................  120,000         441,248
China Mengniu Dairy Co.,
  Ltd. ........................  21,000           21,421
China Merchants Bank Co.,
  Ltd. ........................  42,000           98,558
China Merchants Holdings
  International Co., Ltd. .....  14,304           44,951
China Mobile, Ltd. ............  78,000          772,531
China Netcom Group
  Corp. -- Hong Kong, Ltd. ....  21,000           46,466
China Oilfield Services,
  Ltd. ........................  52,000           47,350
China Overseas Land &
  Investment, Ltd. ............  56,000           66,355
China Petroleum & Chemical
  Corp. .......................  272,000         211,242
China Power International
  Development, Ltd. ...........  70,000           14,245
China Railway Construction
  Corp. (a)....................  35,000           45,438
China Railway Group, Ltd. (a)..  62,000           36,972
China Resources Enterprise.....  14,000           33,502
China Resources Land, Ltd. ....  28,000           29,066
China Resources Power Holdings
  Co. .........................  28,000           59,791
China Shenhua Energy Co.,
  Ltd. ........................  55,000          131,048


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
China Shipping Container Lines
  Co., Ltd. ...................  113,350     $    18,978
China Shipping Development Co.,
  Ltd. ........................  28,000           35,810
China Telecom Corp., Ltd. .....  246,000          99,169
China Travel International
  Investment Hong Kong, Ltd. ..  64,000           14,260
China Unicom, Ltd. ............  42,000           62,640
Citic Pacific, Ltd. ...........  18,000           51,698
CNOOC, Ltd. ...................  265,000         302,054
CNPC Hong Kong, Ltd. ..........  70,000           29,301
COSCO Pacific, Ltd. ...........  28,000           31,591
Ctrip.com International, Ltd.
  ADR..........................  1,404            54,208
Datang International Power
  Generation Co., Ltd. ........  84,000           45,871
Denway Motors, Ltd. ...........  94,000           29,298
Dongfang Electric Corp.,
  Ltd. ........................  1,000             2,627
Dongfeng Motor Group Co.,
  Ltd. ........................  70,000           25,063
Focus Media Holding, Ltd. ADR
  (a)(b).......................  1,565            44,618
Guangdong Investment, Ltd. ....  58,000           13,446
Guangshen Railway Co., Ltd. ...  56,000           27,263
Guangzhou Investment Co.,
  Ltd. ........................  96,000            9,150
Guangzhou R&F Properties Co.,
  Ltd. ........................  25,200           22,557
Harbin Power Equipment.........  14,000            9,791
Huadian Power International
  Co. .........................  84,000           20,772
Huaneng Power International,
  Inc. ........................  70,000           45,889
Industrial & Commercial Bank of
  China........................  623,000         367,493
Jiangsu Expressway Co., Ltd. ..  44,000           32,528
Jiangxi Copper Co., Ltd. ......  16,000           15,620
Kingboard Chemical Holdings,
  Ltd. ........................  9,500            31,996
Lenovo Group, Ltd. ............  92,000           39,694
Li Ning Co., Ltd. .............  14,000           24,234
Maanshan Iron & Steel..........  42,000           12,874
NetEase.com ADR (a)(b).........  1,659            37,825
Nine Dragons Paper Holdings,
  Ltd. ........................  21,000            7,708
Parkson Retail Group, Ltd. ....  16,134           17,663
PetroChina Co., Ltd. ..........  300,000         309,105
PICC Property & Casualty Co.,
  Ltd. (a).....................  56,000           22,070
Pine Agritech, Ltd. ...........  57,000            3,588
Ping An Insurance Group Co. of
  China, Ltd. .................  21,000          118,870
Semiconductor Manufacturing
  International Corp. (a)......  338,000          10,187
Shanghai Electric Group Co.,
  Ltd. (a).....................  70,000           20,826
Shenzhen Expressway Co.,
  Ltd. ........................  56,000           22,503
Shimao Property Holdings,
  Ltd. ........................  21,000           11,846
SINA Corp. (a)(b)..............  740              26,048
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................  56,000           12,405
Sinotrans, Ltd. ...............  70,000           13,433
Suntech Power Holdings Co.,
  Ltd. ADR (b).................  1,349            48,389
Tencent Holdings, Ltd. ........  14,000          100,073
Tingyi Cayman Islands Holding
  Corp. .......................  42,000           48,630
TPV Technology, Ltd. ..........  56,000           16,949
Travelsky Technology, Ltd. ....  32,000           15,785
Weiqiao Textile Co. ...........  18,000            8,763
Xinyu Hengdeli Holdings,
  Ltd. ........................  104,000          21,431
Yanzhou Coal Mining Co.,
  Ltd. ........................  42,000           43,275
Zhejiang Expressway Co.,
  Ltd. ........................  50,000           29,107
Zijin Mining Group Co., Ltd. ..  58,000           28,984
ZTE Corp. .....................  7,840            29,182
                                             -----------
TOTAL CHINA....................                5,711,730
                                             -----------
CZECH REPUBLIC -- 1.0%
CEZ AS.........................  2,898           176,726
Komercni Banka AS..............  317              69,567
Telefonica O2 Czech Republic
  AS...........................  2,039            47,505
Unipetrol......................  2,067            21,834
Zentiva NV.....................  794              51,241
                                             -----------
TOTAL CZECH REPUBLIC...........                  366,873
                                             -----------
EGYPT -- 0.8%
Commercial International Bank..  7,990            58,171
Egyptian Co. for Mobile
  Services.....................  1,275            24,975
Egyptian Financial Group-Hermes
  Holding......................  4,989            31,053
Egyptian Kuwait Holding Co. ...  6,406            14,926
Orascom Construction
  Industries...................  2,012           116,569
Orascom Telecom Holding SAE....  2,073            15,222
Orascom Telecom Holding SAE
  GDR..........................  1,152            40,677
                                             -----------
TOTAL EGYPT....................                  301,593
                                             -----------
HUNGARY -- 1.0%
FHB Mortgage Bank NyRt (a).....  4,719            26,863
MOL Hungarian Oil and Gas
  NyRt.........................  1,159           104,621
OTP Bank NyRt (a)..............  4,192           148,781
Richter Gedeon NyRt............  345              62,395
Tiszai Vegyi Kominat NyRt......  914              22,485
                                             -----------
TOTAL HUNGARY..................                  365,145
                                             -----------
INDIA -- 7.2%
Ambuja Cements, Ltd. ..........  15,013           23,871
Bajaj Holdings & Investment,
  Ltd. (c)(d)..................  28                  848
Bajaj Holdings & Investment,
  Ltd. (c).....................  625              18,925
Bharat Heavy Electricals,
  Ltd. ........................  2,436            83,039
Bharti Airtel, Ltd. (a)........  15,898          265,728
Cipla, Ltd. ...................  8,318            40,904
Dr. Reddy's Laboratories, Ltd.
  ADR..........................  2,580            28,767
Gail India, Ltd. ..............  6,100            53,123
Grasim Industries, Ltd.
  (c)(d).......................  731              26,272
HCL Technologies, Ltd. ........  2,342             9,799
HDFC Bank, Ltd. ...............  3,369            88,950
Hero Honda Motors, Ltd. .......  2,664            49,519
Hindustan Lever, Ltd. .........  21,129          114,676
Housing Development Finance
  Corp., Ltd. .................  3,619           162,429
ICICI Bank, Ltd. ADR (b).......  4,005            94,198
Indian Hotels Co., Ltd. .......  11,440           16,320
Infosys Technologies, Ltd. ADR
  (b)..........................  6,971           232,204
ITC, Ltd. GDR..................  2,611            10,444
ITC, Ltd. GDR (d)..............  15,410           61,640
Larsen & Toubro, Ltd. GDR (a)..  1,428            74,256
Mahindra & Mahindra, Ltd. GDR..  2,445            27,139
Maruti Udyog, Ltd. ............  2,009            29,730
Oil & Natural Gas Corp.,
  Ltd. ........................  5,954           131,187
Reliance Capital, Ltd. ........  1,057            25,547
Reliance Communications,
  Ltd. ........................  12,956           91,891
Reliance Industries, Ltd. GDR
  (d)..........................  5,527           449,345
Reliance Infrastructure,
  Ltd. ........................  3,096            52,019
Satyam Computer Services, Ltd.
  ADR..........................  3,983            64,325
Siemens India, Ltd. ...........  2,825            23,820
State Bank of India GDR........  643              38,901
Suzlon Energy, Ltd. ...........  7,903            25,872
Tata Consultancy Services,
  Ltd. ........................  2,870            40,149
Tata Motors, Ltd. ADR (b)......  3,341            25,592


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Tata Power Co., Ltd. ..........  2,557       $    49,327
Tata Steel, Ltd. ..............  4,488            40,709
Wipro, Ltd. ADR (b)............  4,199            40,814
                                             -----------
TOTAL INDIA....................                2,612,279
                                             -----------
INDONESIA -- 1.8%
Astra International Tbk PT.....  42,000           76,161
Bank Central Asia Tbk PT.......  246,000          82,174
Bank Danamon Indonesia Tbk PT..  33,500           17,407
Bank Mandiri Persero Tbk PT....  130,500          36,673
Bank Rakyat Indonesia PT.......  113,000          64,708
Barito Pacific Tbk PT (a)......  117,000          12,283
Bumi Resources Tbk PT..........  211,500          71,771
Indofood Sukses Makmur Tbk PT..  155,000          32,216
Indosat Tbk PT.................  70,000           45,281
Kalbe Farma Tbk PT.............  170,500          11,752
Medco Energi Internasional Tbk
  PT (a).......................  81,500           31,330
Perusahaan Gas Negara PT.......  177,500          40,940
Telekomunikasi Indonesia Tbk
  PT...........................  89,000           67,482
United Tractors Tbk PT.........  49,000           49,104
                                             -----------
TOTAL INDONESIA................                  639,282
                                             -----------
ISRAEL -- 3.5%
Avner Oil & Gas, Ltd. LP.......  410,100          36,191
Bank Hapoalim BM...............  18,764           57,902
Bank Leumi Le-Israel BM........  19,123           67,889
Check Point Software
  Technologies (a)(b)..........  3,160            71,858
Formula Systems (1985), Ltd. ..  2,487            27,126
Israel Chemicals, Ltd. ........  8,634           128,184
Israel Discount Bank, Ltd.
  (a)..........................  16,491           24,831
Koor Industries, Ltd. .........  428              17,737
Makhteshim-Agan Industries,
  Ltd. ........................  7,450            48,449
Mizrahi Tefahot Bank, Ltd. ....  6,374            40,643
NICE Systems, Ltd. (a).........  1,322            38,316
Ormat Industries, Ltd. ........  3,751            41,085
Partner Communications Company,
  Ltd. ........................  2,522            47,858
Retalix, Ltd. (a)..............  1,712            20,045
Teva Pharmaceutical Industries,
  Ltd. ........................  12,457          565,819
The Israel Corp., Ltd. ........  63               47,602
                                             -----------
TOTAL ISRAEL...................                1,281,535
                                             -----------
JORDAN -- 0.5%
Arab Bank PLC..................  6,975           193,449
                                             -----------
MALAYSIA -- 2.7%
Aeon Co. Bhd...................  49,600           60,226
Alliance Financial Group Bhd...  53,600           38,614
Berjaya Sports Toto Bhd........  24,200           31,494
Bintulu Port Holdings Bhd......  42,494           66,657
Bursa Malaysia Bhd.............  10,893           20,093
Carlsberg Brewery Bhd..........  79,597           89,250
Dialog Group Bhd...............  81,000           24,000
Digi.Com Bhd...................  7,000            45,548
Genting Bhd....................  42,000           64,052
IGB Corp. Bhd..................  56,500           22,649
IOI Corp. Bhd..................  63,200           77,107
KFC Holdings Bhd...............  27,400           52,532
KNM Group Bhd..................  134,250          49,137
Malaysian Airline System Bhd...  36,700           36,673
Malaysian Resources Corp. Bhd..  56,400           12,206
Multi Purpose Holdings Bhd.....  36,300           13,497
Naim Cendera Holding Bhd.......  33,887           27,759
Osk Holdings Bhd...............  51,500           21,243
OSK Property Holdings Bhd......  9,363             1,578
Padiberas Nasional Bhd.........  72,300           27,303
Resorts World Bhd..............  5,400             3,984
Sarawake Energy Bhd............  61,234           42,157
SP Setia Bhd...................  33,900           30,527
Sunrise Bhd....................  56,176           23,499
Ta Enterprise Bhd..............  67,900           15,582
Tebrau Teguh Bhd (a)...........  4,700               614
UEM World Bhd (a)..............  19,600           13,551
WCT Engineering Bhd............  62,800           47,431
                                             -----------
TOTAL MALAYSIA.................                  958,963
                                             -----------
MEXICO -- 6.4%
Alfa SAB de CV (b).............  7,386            33,073
America Movil SAB de CV (b)....  325,525         751,344
Axtel SAB de CV (a)............  22,624           20,591
Cemex SAB de CV................  123,600         212,611
Coca-Cola Femsa SAB de CV......  11,395           57,663
Consorcio ARA SAB de CV (b)....  22,479           12,480
Corporation GEO SAB de CV (a)..  9,545            21,683
Desarrolladora Homex SAB de CV
  (a)..........................  4,198            31,028
Empresas ICA SAB de CV (a)(b)..  9,217            26,676
Fomento Economico Mexicano SAB
  de CV........................  34,188          130,157
Grupo Aeroportuario del Sureste
  SAB de CV....................  8,907            43,565
Grupo Bimbo SAB de CV (b)......  11,040           69,129
Grupo Elektra SA de CV (b).....  1,630            56,374
Grupo Financiero Banorte SAB de
  CV...........................  23,165           73,580
Grupo Iusacell SA de CV (a)....  270               1,930
Grupo Mexico SAB de CV.........  71,856           75,208
Grupo Modelo SAB de CV.........  12,944           54,781
Grupo Televisa SA de CV........  26,261          115,036
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)(b).................  23,401           23,854
Industrias CH SAB, Series B
  (a)(b).......................  6,014            22,113
Industrias Penoles SA de CV
  (b)..........................  2,084            25,302
Kimberly-Clark de Mexico SAB de
  CV...........................  12,121           52,401
Sare Holding SAB de CV  (Class
  B)(a)(b).....................  26,727           10,679
Telefonos de Mexico SA de CV...  93,790          119,506
Telmex Internacional SAB de CV
  (b)..........................  126,203          82,700
TV Azteca SA de CV.............  51,713           32,334
Urbi Desarrollos Urbanos SA de
  CV (a)(b)....................  10,073           23,405
Wal-Mart de Mexico SAB de CV
  (b)..........................  42,600          148,496
                                             -----------
TOTAL MEXICO...................                2,327,699
                                             -----------
MOROCCO -- 0.9%
Banque Marocaine Du Commerce
  et l'Industrie SA............  320              36,422
Banque Marocaine du Commerce
  Exterieur....................  3,670           132,367
Douja Promotion Groupe Addoha
  SA...........................  2,070            40,804
Holcim Maroc SA................  197              53,720
ONA SA.........................  355              65,127
                                             -----------
TOTAL MOROCCO..................                  328,440
                                             -----------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
PERU -- 0.7%
Companhia de Minas Buenaventura
  SA...........................  3,728       $    88,323
Credicorp, Ltd. ...............  1,348            83,913
Southern Copper Corp. (b)......  3,502            66,818
Volcan Cia Minera SA...........  21,269           16,463
                                             -----------
TOTAL PERU.....................                  255,517
                                             -----------
PHILIPPINES -- 0.6%
Ayala Land, Inc. ..............  178,780          34,958
Banco de Oro Universal Bank....  31,000           25,037
Bank of the Philippine
  Islands......................  53,680           51,341
Filinvest Land, Inc. ..........  807,000          10,806
Philippine Long Distance
  Telephone Co. ...............  1,400            79,894
                                             -----------
TOTAL PHILIPPINES..............                  202,036
                                             -----------
POLAND -- 2.0%
Asseco Poland SA...............  976              25,041
Bank BPH SA (a)................  232               6,630
Bank Pekao SA..................  1,986           140,678
Bioton SA (a)..................  45,668            8,707
BRE Bank SA (a)................  247              31,839
Cersanit Krasnystaw SA (a).....  2,276            15,603
Getin Holding SA (a)...........  3,887            14,500
Globe Trade Centre SA (a)......  2,439            22,089
Grupa Lotos SA (a).............  1,610            17,937
KGHM Polska Miedz SA...........  2,131            44,119
Orbis SA.......................  1,019            22,469
PBG SA (a).....................  275              26,205
Polimex Mostostal SA...........  9,525            17,726
Polski Koncern Naftowy Orlen
  GDR..........................  2,977            84,893
Powszechna Kasa Oszczednosci
  Bank Polski SA...............  6,353           114,281
Telekomunikacja Polska SA......  13,031          123,308
                                             -----------
TOTAL POLAND...................                  716,025
                                             -----------
RUSSIA -- 8.9%
Comstar United Telesystems
  GDR..........................  6,157            30,785
Gazprom OAO ADR................  49,156        1,521,378
JSC MMC Norilsk Nickel ADR.....  13,010          177,847
LUKOIL ADR.....................  7,910           465,108
Mechel ADR (b).................  2,327            41,793
Mobile Telesystems OJSC ADR
  (a)..........................  3,111           174,247
NovaTek OAO GDR................  1,605            71,422
Polyus Gold Co. ADR............  2,645            41,870
Rosneft OJSC GDR...............  20,315          136,517
Rostelecom ADR (b).............  1,376            59,911
Severstal GDR..................  4,587            47,705
Surgutneftegaz ADR.............  34,559          177,979
Tatneft GDR....................  1,211            85,739
Vimpel-Communications ADR (b)..  6,983           141,755
VTB Bank OJSC GDR..............  10,525           42,100
Wimm-Bill-Dann Foods OJSC ADR
  (a)(b).......................  401              28,471
                                             -----------
TOTAL RUSSIA...................                3,244,627
                                             -----------
SOUTH AFRICA -- 9.1%
ABSA Group, Ltd. ..............  4,773            62,252
Adcock Ingram Holdings, Ltd.
  (a)..........................  2,752            11,200
Adcorp Holdings, Ltd. .........  6,339            21,588
Afgri, Ltd. ...................  34,932           20,839
African Bank Investments,
  Ltd. ........................  20,036           60,974
African Rainbow Minerals,
  Ltd. ........................  2,314            43,817
Allied Electronics Corp.,
  Ltd. ........................  8,091            29,499
Anglo Platinum, Ltd. ..........  901              80,953
AngloGold Ashanti, Ltd. .......  3,494            81,014
Aquarius Platinum, Ltd. .......  5,359            26,292
ArcelorMittal South Africa,
  Ltd. ........................  3,287            65,100
Aspen Pharmacare Holdings, Ltd.
  (a)..........................  8,751            44,914
Aveng, Ltd. ...................  7,831            59,106
Avusa, Ltd. (a)................  2,544             7,297
Barloworld, Ltd. ..............  3,352            26,110
Bidvest Group, Ltd. ...........  4,863            61,311
Business Connexion Group,
  Ltd. ........................  28,831           15,320
Cadiz Holdings.................  35,377            8,544
Coronation Fund Managers,
  Ltd. ........................  26,948           18,712
Discovery Holdings, Ltd. ......  4,414            11,461
ElementOne, Ltd. (a)...........  2,889             4,117
Eqstra Holdings, Ltd. (a)......  3,040             4,519
FirstRand, Ltd. ...............  74,573          150,485
Foschini, Ltd. ................  4,417            21,070
Freeworld Coatings, Ltd. ......  3,933             3,747
Gold Fields, Ltd. .............  10,534          102,406
Grindrod, Ltd. ................  13,182           28,336
Group Five, Ltd. ..............  3,743            25,539
Harmony Gold Mining Co., Ltd.
  (a)..........................  3,153            31,508
Impala Platinum Holdings,
  Ltd. ........................  9,146           183,347
Imperial Holdings, Ltd. .......  2,587            18,461
Investec, Ltd. ................  2,860            16,406
Invicta Holdings, Ltd. ........  7,997            25,109
JD Group, Ltd. ................  2,814            10,110
Kagiso Media, Ltd. ............  15,641           20,796
Kumba Iron Ore, Ltd. ..........  819              18,693
Lewis Group, Ltd. .............  3,387            16,357
Massmart Holdings, Ltd. .......  4,501            40,767
Metorex, Ltd. (a)..............  9,764            15,329
MTN Group, Ltd. ...............  25,767          357,847
Murray & Roberts Holdings,
  Ltd. ........................  6,931            80,269
Mvelaphanda Resources, Ltd.
  (a)..........................  3,617            17,909
Naspers, Ltd. .................  6,220           120,935
Nedbank Group, Ltd. ...........  7,250            90,618
Netcare, Ltd. .................  29,476           29,367
Pretoria Portland Cement Co.,
  Ltd. ........................  3,097            11,688
PSG Group, Ltd. ...............  5,840            11,143
Remgro, Ltd. ..................  6,049           138,795
RMB Holdings, Ltd. ............  13,410           42,105
Sanlam, Ltd. ..................  29,211           62,086
Sappi, Ltd. ...................  3,981            38,461
Sasol, Ltd. ...................  7,123           300,983
Shoprite Holdings, Ltd. .......  11,167           62,708
Standard Bank Group, Ltd. (a)..  14,146          159,779
Steinhoff International
  Holdings, Ltd. ..............  21,935           41,721
Sun International, Ltd. .......  2,330            25,529
Super Group, Ltd. (a)..........  18,399            7,443
Telkom SA, Ltd. ...............  3,771            47,872
Tiger Brands, Ltd. ............  2,752            45,664
Truworths International,
  Ltd. ........................  10,184           35,899
Wilson Bayly Holmes-Ovcon,
  Ltd. ........................  3,244            56,805
Woolworths Holdings, Ltd. .....  17,973           25,395
                                             -----------
TOTAL SOUTH AFRICA.............                3,304,426
                                             -----------


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
TAIWAN -- 10.1%
Acer, Inc. ....................  40,812      $    67,488
Advanced Semiconductor
  Engineering, Inc. ...........  80,365           40,093
Asustek Computer, Inc. ........  45,743           88,297
AU Optronics Corp. ADR (b).....  15,060          171,082
Cathay Financial Holding Co.,
  Ltd. ........................  62,550           83,895
Chang Hwa Commercial Bank......  88,000           43,492
Chi Mei Optoelectronics Corp.
  GDR..........................  9,561            60,521
China Development Financial
  Holding Corp. ...............  189,758          56,034
China Steel Chemical Corp. ....  60,345          115,170
China Steel Corp. .............  105,537         103,006
Chinatrust Financial Holding
  Co., Ltd. ...................  117,767          62,596
Chunghwa Telecom Co., Ltd. ....  48,727          113,141
CMC Magnetics Corp. (a)........  50,000            9,714
Compal Electronics, Inc. ......  80,520           57,565
Delta Electronics, Inc. .......  31,099           79,266
Elite Semiconductor Memory
  Technology, Inc. ............  25,750           19,410
Epistar Corp. .................  9,850            12,890
Far Eastern Textile Co.,
  Ltd. ........................  73,062           50,417
Formosa Chemicals & Fibre
  Corp. .......................  40,000           68,135
Formosa Plastics Corp. ........  60,000           95,302
Foxconn Technology Co., Ltd. ..  12,595           39,737
Fubon Financial Holding Co.,
  Ltd. ........................  88,000           61,682
Giant Manufacturing Co.,
  Ltd. ........................  37,800           92,939
Grape King, Inc. ..............  43,000           18,044
High Tech Computer Corp. ......  14,170          213,619
Hon Hai Precision Industry Co.,
  Ltd. ........................  53,360          185,764
Hotai Motor Co., Ltd. .........  20,000           42,771
Hua Nan Financial Holdings Co.,
  Ltd. ........................  79,560           47,729
Innolux Display Corp. .........  29,700           38,312
Lite-On Technology Corp. ......  41,894           35,485
MediaTek, Inc. ................  9,251            93,455
Mosel Vitelic, Inc. (a)........  4,000             1,504
Nan Ya Plastics Corp. .........  60,000           87,189
National Petroleum Co., Ltd. ..  89,000           49,242
Novatek Microelectronics Corp.,
  Ltd. ........................  9,145            13,332
POU Chen Corp. ................  55,626           33,543
Powerchip Semiconductor Corp.
  (a)..........................  95,660           14,362
Powertech Technology, Inc. ....  12,395           26,584
Precision Silicon Corp. .......  6,098             2,985
ProMOS Technologies, Inc. (a)..  98,000            9,900
Quanta Computer, Inc. .........  52,599           63,927
Shin Kong Financial Holding
  Co., Ltd. ...................  56,883           19,272
Siliconware Precision
  Industries Co. ..............  40,578           46,038
SinoPac Financial Holdings Co.,
  Ltd. ........................  129,000          34,925
Solar Applied Materials
  Technology Corp. ............  25,541           56,685
Taishin Financial Holdings Co.,
  Ltd. ........................  109,000          20,972
Taiwan Cement Corp. ...........  59,681           34,597
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (b)..........................  71,988          674,528
Taiwan Tea Corp. (a)...........  34,000           10,885
Tatung Co., Ltd. (a)...........  98,000           20,866
Tripod Technology Corp. .......  11,985           22,427
United Microelectronics Corp.
  ADR (b)......................  52,569          102,509
Visual Photonics Epitaxy Co.,
  Ltd. ........................  20,924           14,471
Wistron Corp. .................  29,941           36,017
                                             -----------
TOTAL TAIWAN...................                3,663,811
                                             -----------
THAILAND -- 1.6%
Advanced Info Service PCL......  25,315           60,220
Bangkok Expressway PCL.........  72,459           33,831
Banpu PCL......................  5,608            49,385
Electricity Generating PCL.....  16,400           30,532
IRPC PCL.......................  184,958          22,191
Kasikornbank PCL...............  12,000           21,986
PTT Exploration & Production
  PCL..........................  22,598           84,809
PTT PCL........................  15,224          102,573
Siam Cement PCL................  8,100            30,638
Siam Commercial Bank PCL.......  24,002           48,586
Thai Oil PCL...................  22,695           27,832
Tisco Bank PCL Preference
  Shares.......................  47,000           22,222
TMB Bank PCL (a)...............  926,117          27,368
                                             -----------
TOTAL THAILAND.................                  562,173
                                             -----------
TURKEY -- 1.9%
Akbank TAS.....................  15,723           81,027
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................  4,509            46,474
Dogan Sirketler Grubu Holdings
  AS (a).......................  18,574           21,921
Dogan Yayin Holding AS (a).....  7,743             9,077
Eregli Demir ve Celik
  Fabrikalari TAS..............  10,179           52,056
Haci Omer Sabanci Holding AS...  10,666           40,449
KOC Holding AS.................  13,321           41,084
Migros Turk TAS................  2,576            44,386
Tupras-Turkiye Petrol
  Rafinerileri AS..............  2,541            47,181
Turkcell Iletisim Hizmet AS....  9,639            62,945
Turkiye Garanti Bankasi AS
  (a)..........................  48,980          117,922
Turkiye Is Bankasi.............  16,256           68,426
Ulker Biskuvi Sanayi AS........  10,649           22,454
Yapi ve Kredi Bankasi AS (a)...  18,458           39,211
                                             -----------
TOTAL TURKEY...................                  694,613
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $46,584,591)...........               34,259,466
                                             -----------
RIGHTS -- 0.0% (E)
BRAZIL -- 0.0% (E)
Cosan SA Industria e Comercio
  (expiring 10/22/08) (a)......  382                  24
                                             -----------
MALAYSIA-- 0.0% (E)
Malaysian Airline System Bhd
  (expiring 10/30/12) (a)......  7,900             1,893
                                             -----------
SOUTH AFRICA-- 0.0% (E)
Super Group, Ltd.
  (expiring 12/31/08) (a)......  9,199                44
                                             -----------
TOTAL RIGHTS --
  (Cost $2,347)................                    1,961
                                             -----------

SHORT TERM INVESTMENTS -- 10.2%
UNITED STATES -- 10.2%
MONEY MARKET FUNDS -- 10.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g).............  2,859,970     2,859,970
STIC Prime Portfolio...........  839,475         839,475
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,699,445)............                3,699,445
                                             -----------


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                VALUE
                                                -----

TOTAL INVESTMENTS -- 104.6%
  (Cost $50,286,383)...........              $37,960,872
OTHER ASSETS AND
  LIABILITIES -- (4.6)%........               (1,661,595)
                                             -----------
NET ASSETS -- 100.0%...........              $36,299,277
                                             ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.48% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Amount shown represents less than 0.05% of net assets.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


At September 30, 2008, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     DEPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Stock Index.......  10/31/2008       77      $1,822,455   $1,680,910     $(141,545)




See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.4%
BRAZIL -- 27.4%
Banco Bradesco SA ADR (a).....     488,501   $  7,864,866
Banco Itau Holding Financeira
  SA ADR (a)..................     436,373      7,636,527
Companhia de Bebidas das
  Americas ADR................      53,868      2,941,731
Companhia Siderurgica Nacional
  SA ADR (a)..................     128,799      2,738,267
Companhia Vale do Rio Doce ADR
  (a).........................     488,553      9,355,790
Gerdau SA ADR (a).............     215,149      2,388,154
Petroleo Brasileiro SA ADR....     334,880     14,717,976
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........      39,831      4,019,745
                                             ------------
TOTAL BRAZIL..................                 51,663,056
                                             ------------
CHINA -- 41.0%
Bank of China, Ltd. ..........   9,523,000      3,618,184
Bank of Communications Co.,
  Ltd. .......................   1,901,000      1,696,720
BOC Hong Kong Holdings,
  Ltd. .......................   1,056,000      1,849,685
China Coal Energy Co. ........   1,225,000      1,259,024
China Communications
  Construction Co., Ltd. .....   1,314,000      1,123,721
China Construction Bank
  Corp. ......................  11,935,000      7,747,255
China Life Insurance Co.,
  Ltd. .......................   2,541,000      9,343,416
China Merchants Bank Co.,
  Ltd. .......................     765,500      1,796,340
China Merchants Holdings
  International Co., Ltd. ....         835          2,624
China Mobile, Ltd. ...........   1,559,000     15,440,713
China Overseas Land &
  Investment, Ltd. ...........   1,282,000      1,519,045
China Petroleum & Chemical
  Corp. ......................   4,958,000      3,850,514
China Shenhua Energy Co.,
  Ltd. .......................     922,500      2,198,027
China Telecom Corp., Ltd. ....   3,954,000      1,593,954
CNOOC, Ltd. ..................   4,576,000      5,215,839
Industrial & Commercial Bank
  of China....................  15,685,000      9,252,198
PetroChina Co., Ltd. .........   7,110,000      7,325,790
Ping An Insurance Group Co. of
  China, Ltd. ................     468,500      2,651,938
                                             ------------
TOTAL CHINA...................                 77,484,987
                                             ------------
INDIA -- 6.5%
HDFC Bank, Ltd. ADR (a).......      17,495      1,486,200
ICICI Bank, Ltd. ADR (a)......      89,354      2,101,606
Infosys Technologies, Ltd. ADR
  (a).........................     139,264      4,638,884
Reliance Industries, Ltd. GDR
  (b).........................      48,872      3,973,294
                                             ------------
TOTAL INDIA...................                 12,199,984
                                             ------------
RUSSIA -- 24.5%
Gazprom OAO ADR...............     518,105     16,035,350
JSC MMC Norilsk Nickel ADR....     308,401      4,215,842
LUKOIL ADR....................     148,939      8,757,613
Mobile Telesystems OJSC ADR...      56,167      3,145,914
NovaTek OAO GDR...............      41,829      1,861,390
OAO Rosneft Oil Co. GDR.......     771,031      5,181,328
Rosneft OJSC GDR..............       5,891         39,588
Surgutneftegaz ADR............     585,341      3,014,506
Tatneft GDR...................      21,286      1,507,049
Vimpel-Communications ADR.....      84,027      1,705,748
VTB Bank OJSC GDR.............     210,689        842,756
                                             ------------
TOTAL RUSSIA..................                 46,307,084
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $286,289,174).........                187,655,111
                                             ------------
SHORT TERM INVESTMENTS -- 8.1%
UNITED STATES -- 8.1%
MONEY MARKET FUNDS -- 8.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  14,901,275     14,901,275
STIC Prime Portfolio..........     358,763        358,763
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $15,260,038)..........                 15,260,038
                                             ------------
TOTAL INVESTMENTS -- 107.5%
  (Cost $301,549,212).........                202,915,149
OTHER ASSETS AND
  LIABILITIES -- (7.5)%.......                (14,181,337)
                                             ------------
NET ASSETS -- 100.0%..........               $188,733,812
                                             ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.11% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.2%
CZECH REPUBLIC -- 8.3%
CEZ AS.........................     64,014   $ 3,903,707
Komercni Banka AS (a)..........      4,848     1,063,919
Telefonica O2 Czech Republic
  AS...........................     33,670       784,448
Unipetrol......................     32,327       341,469
Zentiva NV.....................      9,434       608,828
                                             -----------
TOTAL CZECH REPUBLIC...........                6,702,371
                                             -----------
HUNGARY -- 7.6%
Magyar Telekom NyRt............    191,703       890,848
MOL Hungarian Oil and Gas
  NyRt.........................     12,067     1,089,269
OTP Bank NyRt (a)(b)...........     92,021     3,265,976
Richter Gedeon NyRt............      5,044       912,239
                                             -----------
TOTAL HUNGARY..................                6,158,332
                                             -----------
POLAND -- 13.8%
Agora SA.......................     29,917       339,762
Apator SA......................     29,703       160,048
Asseco Poland SA...............     12,685       325,452
Bank BPH SA (b)................      2,212        63,216
Bank Pekao SA..................     20,761     1,470,605
Bank Zachodni WBK SA...........      6,306       398,593
Bioton SA (b)..................    540,205       102,996
BRE Bank SA (b)................      2,496       321,744
Cersanit Krasnystaw SA (b).....     28,496       195,355
Debica SA......................      8,746       250,129
Echo Investment SA (b).........     88,652       146,979
Getin Holding SA (b)...........     52,843       197,122
Globe Trade Centre SA (b)......     35,923       325,334
Impexmetal SA..................     53,787        47,486
ING Bank Slaski SA.............      1,699       359,849
KGHM Polska Miedz SA...........     25,818       534,520
Netia SA (b)...................    148,298       162,272
Orbis SA.......................     13,108       289,037
PBG SA (b).....................      2,927       278,912
Polimex Mostostal SA...........    118,354       220,260
Polski Koncern Naftowy Orlen...     48,902       697,253
Powszechna Kasa Oszczednosci
  Bank Polski SA...............     93,302     1,678,365
Telekomunikacja Polska SA......    212,391     2,009,776
TVN SA.........................     54,495       404,085
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA...............      1,034       231,430
                                             -----------
TOTAL POLAND...................               11,210,580
                                             -----------
RUSSIA -- 57.5%
Comstar United Telesystems
  GDR..........................    133,294       666,470
CTC Media, Inc. (a)(b).........     20,476       307,140
Gazprom Neft ADR...............     39,863       817,191
Gazprom Neft OAO ADR  (Class
  S)...........................     16,085       329,742
Gazprom OAO ADR................    528,280    16,350,266
JSC MMC Norilsk Nickel ADR
  (a)..........................    221,105     3,022,505
LUKOIL ADR.....................    136,061     8,000,387
NovaTek OAO GDR................     23,676     1,053,582
OAO Rosneft Oil Co. GDR........    409,889     2,754,454
Polyus Gold Co. ADR............     46,332       733,436
Rosneft OJSC GDR...............    103,373       694,667
Rostelecom ADR (a).............     47,919     2,086,393
Sberbank GDR...................     14,699     3,836,204
Severstal GDR..................    119,868     1,246,628
Surgutneftegaz ADR.............    548,975     2,827,221
Tatneft........................     15,000        57,000
VTB Bank OJSC..................    106,937           203
VTB Bank OJSC GDR (d)..........     33,086       132,344
VTB Bank OJSC GDR (a)..........    443,983     1,775,932
                                             -----------
TOTAL RUSSIA...................               46,691,765
                                             -----------
TURKEY -- 12.0%
Akbank TAS.....................    215,721     1,111,702
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................     63,698       656,525
Arcelik........................     55,146       156,196
Dogan Sirketler Grubu Holdings
  AS...........................    202,101       238,514
Dogan Yayin Holding AS (b).....     98,241       115,168
Enka Insaat ve Sanayi AS.......     64,754       445,789
Eregli Demir ve Celik
  Fabrikalari TAS..............    127,797       653,565
Grundig Elektronik AS (b)......    445,879       196,453
Haci Omer Sabanci Holding AS...    140,312       532,104
KOC Holding AS.................    154,095       475,258
Migros Turk TAS................     35,637       614,044
Tupras-Turkiye Petrol
  Rafinerileri AS..............     28,215       523,898
Turk Hava Yollari Anonim
  Ortakligi (b)................     66,493       345,282
Turkcell Iletisim Hizmet AS....    149,204       974,346
Turkiye Garanti Bankasi AS.....    553,752     1,333,187
Turkiye Is Bankasi.............    166,261       699,840
Vestel Elektronik Sanayi (b)...    147,882       167,545
Yapi ve Kredi Bankasi AS (b)...    240,419       510,725
                                             -----------
TOTAL TURKEY...................                9,750,141
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $122,978,614)..........               80,513,189
                                             -----------
SHORT TERM INVESTMENTS -- 4.9%
UNITED STATES -- 4.9%
MONEY MARKET FUNDS -- 4.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f).............  3,774,091     3,774,091
STIC Prime Portfolio...........    200,082       200,082
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,974,173)............                3,974,173
                                             -----------
TOTAL INVESTMENTS -- 104.1%
  (Cost $126,952,787)..........               84,487,362
OTHER ASSETS AND
  LIABILITIES -- (4.1)%........               (3,298,047)
                                             -----------
NET ASSETS -- 100.0%...........              $81,189,315
                                             ===========



(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.16% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.9%
ARGENTINA -- 2.4%
Banco Macro SA ADR (a).........  6,013       $   111,240
Grupo Financiero Galicia SA ADR
  (a)(b).......................  16,398           76,579
Petrobras Energia
  Participaciones SA ADR.......  37,690          370,869
Telecom Argentina SA ADR (b)...  12,172          149,107
Tenaris SA ADR.................  28,244        1,053,219
                                             -----------
TOTAL ARGENTINA................                1,761,014
                                             -----------
BRAZIL -- 59.5%
AES Tiete SA Preference
  Shares.......................  25,504          203,614
Aracruz Celulose SA ADR (a)....  9,447           346,799
B2W Companhia Global Do
  Varejo.......................  7,067           168,308
Banco Bradesco SA Prefrence
  Shares ADR (a)...............  175,514       2,825,775
Banco do Brasil SA.............  38,538          454,516
Banco Itau Holding Financeira
  SA ADR (a)...................  175,254       3,066,945
Bradespar SA Preference
  Shares.......................  40,717          563,594
Brasil Telecom Participacoes SA
  ADR (a)......................  10,040          490,554
Braskem SA Preference Shares
  ADR (a)......................  16,151          176,692
Centrais Eletricas Brasileiras
  SA ADR.......................  40,551          580,638
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR (a)...............  12,034          420,709
Companhia de Bebidas das
  Americas Preference Shares
  ADR..........................  24,836        1,356,294
Companhia de Concessoes
  Rodoviarias..................  22,815          295,692
Companhia de Saneamento Basico
  do Estado de Sao Paulo.......  17,159          234,397
Companhia Energetica de Minas
  Gerais ADR (a)...............  39,468          779,098
Companhia Energetica de Sao
  Paulo Preference Shares......  17,742          151,763
Companhia Paranaense de Energia
  Preference Shares............  17,670          241,835
Companhia Siderurgica Nacional
  SA ADR.......................  62,363        1,325,837
Companhia Vale do Rio Doce ADR
  (a)..........................  166,891       3,195,963
Companhia Vale do Rio Doce
  Preference Shares ADR........  224,285       3,969,845
Cosan SA Industria e Comercio
  (b)..........................  11,048           72,739
Cyrela Brazil Realty SA........  35,467          358,540
Cyrela Commercial Properties SA
  Empreendimentos e
  Participacoes................  1,878             7,789
Duratex SA Preference Shares...  13,225          154,261
Empresa Brasileira de
  Aeronautica SA...............  62,518          424,576
Gafisa SA......................  14,986          187,233
Gerdau SA ADR..................  95,387        1,058,796
Gol Linhas Aereas Inteligentes
  SA Preference Shares.........  8,479            52,528
Investimentos Itau SA..........  51,899          383,401
Investimentos Itau SA
  Preference Shares............  324,440       1,601,218
JBS SA.........................  50,253          123,486
Lojas Americanas SA Preference
  Shares.......................  49,559          214,530
Lojas Renner SA................  30,375          370,052
Metalurgica Gerdau SA
  Preference Shares............  50,400          776,008
Natura Cosmeticos SA...........  25,011          239,873
NET Servicos de Comunicacao SA
  Preference Shares (b)........  21,472          180,663
Perdigao SA ADR (a)............  10,291          402,790
Petroleo Brasileiro SA ADR
  Preference Shares............  180,386       6,750,044
Petroleo Brasileiro SA ADR.....  125,078       5,497,178
Sadia SA Preference Shares.....  34,263          101,246
Souza Cruz SA..................  16,359          385,791
Tam SA ADR (a).................  10,374          195,654
Tele Norte Leste Participacoes
  SA ADR.......................  25,621          447,343
Tim Participacoes SA ADR (a)...  10,590          220,907
Tractebel Energia SA ADR (a)...  3,627           194,625
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR (a).......  14,163        1,429,330
Usinas Siderurgicas de Minas
  Gerais SA ADR (a)............  34,141          713,636
Vivo Participacoes SA
  Preference Shares (b)........  79,622          321,551
Votorantim Celulose e Papel SA
  ADR (a)......................  27,971          431,033
                                             -----------
TOTAL BRAZIL...................               44,145,689
                                             -----------
CHILE -- 8.5%
Almendral SA...................  2,026,885       163,636
Antarchile SA..................  32,282          439,257
Banco de Credito e
  Inversiones..................  22,340          567,416
CAP SA.........................  16,187          408,170
Cencosud SA ADR (c)............  12,323          434,949
Companhia de Telecomunicaciones
  de Chile SA ADR..............  58,939          401,375
Companhia General de
  Electricidad.................  86,833          456,850
Empresa Nacional de
  Electricidad SA ADR (a)......  15,743          700,721
Empresas CMPC SA...............  20,614          617,036
Empresas COPEC SA..............  61,099          692,795
Enersis SA ADR.................  32,662          533,044
Lan Airlines SA ADR (a)........  22,088          251,803
SACI Falabella.................  183,968         644,155
                                             -----------
TOTAL CHILE....................                6,311,207
                                             -----------
COLUMBIA -- 1.6%
BanColombia SA ADR (a).........  42,844        1,218,912
                                             -----------
MEXICO -- 23.6%
Alfa SAB de CV (a).............  59,675          267,216
America Movil SAB de CV (a)....  2,295,731     5,298,773
Cemex SAB de CV................  927,928       1,596,177
Corporation GEO SAB de CV (b)..  79,357          180,275
Desarrolladora Homex SAB de CV
  (b)..........................  39,094          288,951
Empresas ICA SAB de CV (a)(b)..  71,154          205,936
Fomento Economico Mexicano SAB
  de CV........................  294,916       1,122,771
Grupo Aeroportuario del Sureste
  SAB de CV....................  86,201          421,614
Grupo Bimbo SAB de CV (a)......  96,041          601,382
Grupo Carso SA de CV (a).......  94,937          361,174
Grupo Financiero Banorte SAB de
  CV (a).......................  209,094         664,159
Grupo Iusacell SA de CV (b)....  8,766            62,677
Grupo Mexico SAB de CV.........  530,200         554,936


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Grupo Modelo SAB de CV.........  173,271     $   733,304
Grupo Televisa SA ADR (a)......  1,436            31,405
Grupo Televisa SA de CV........  187,802         822,662
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)(b).................  230,915         235,383
Kimberly-Clark de Mexico SAB de
  CV...........................  130,937         566,058
Telefonos de Mexico SA de CV...  902,324       1,149,729
Telmex Internacional SAB de CV
  (a)..........................  902,324         591,289
TV Azteca SA de CV.............  426,858         266,898
Urbi Desarrollos Urbanos SA de
  CV (a)(b)....................  98,837          229,655
Wal-Mart de Mexico SAB de CV
  (a)..........................  371,450       1,294,805
                                             -----------
TOTAL MEXICO...................               17,547,229
                                             -----------
PERU -- 3.3%
Companhia de Minas Buenaventura
  SA...........................  28,604          677,679
Companhia Minera Milpo SA......  88,048          213,342
Credicorp, Ltd. ...............  12,596          784,101
Minsur SA......................  109,968         212,423
Southern Copper Corp. (a)......  24,130          460,400
Volcan Cia Minera SA...........  126,254          97,723
                                             -----------
TOTAL PERU.....................                2,445,668
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $100,211,308)..........               73,429,719
                                             -----------
RIGHTS -- 0.0%(D)
BRAZIL -- 0.0%(D)
Cosan SA Industria e Comercio
  (expiring 10/22/08)(b)  (Cost
  $0)..........................  2,229               139
                                             -----------
SHORT TERM INVESTMENTS -- 12.8%
UNITED STATES -- 12.8%
MONEY MARKET FUNDS -- 12.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f).............  8,828,249     8,828,249
STIC Prime Portfolio...........  654,864         654,864
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $9,483,113)............                9,483,113
                                             -----------
TOTAL INVESTMENTS -- 111.7%
  (Cost $109,694,421)..........               82,912,971
OTHER ASSETS AND
  LIABILITIES -- (11.7)%.......               (8,711,269)
                                             -----------
NET ASSETS -- 100.0%...........              $74,201,702
                                             ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.59% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Amount shown represents less than 0.05% of net assets.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 98.2%
EGYPT -- 5.7%
Commercial International Bank..    217,140  $  1,580,898
Eastern Tobacco................     23,071     1,055,881
Egyptian Financial Group-Hermes
  Holding......................    127,553       793,923
Egyptian Kuwait Holding Co. ...    286,833       668,321
Orascom Construction
  Industries...................     32,517     1,883,932
Orascom Telecom Holding SAE
  GDR..........................     36,287     1,281,294
Sidi Kerir Petrochemicals
  Co. .........................    137,464       390,058
Suez Cement Co. ...............     69,000       391,705
Telecom Egypt..................    224,772       612,697
                                            ------------
TOTAL EGYPT....................                8,658,709
                                            ------------
ISRAEL -- 24.0%
Africa-Israel Investments,
  Ltd. ........................        990        25,978
Alvarion, Ltd. (a)(b)..........     49,481       287,485
Bank Hapoalim BM...............    553,020     1,706,507
Bank Leumi Le-Israel BM........    541,580     1,922,668
Bezeq Israeli Telecommunication
  Corp., Ltd. .................    593,655     1,058,221
Cellcom Israel, Ltd. ..........      2,314        69,559
Check Point Software
  Technologies (a)(b)..........     74,585     1,696,063
Delek Automotive Systems,
  Ltd. ........................    106,346     1,027,424
Delek Group, Ltd. .............      4,372       369,429
Elbit Imaging, Ltd. ...........      1,075        20,771
Elbit Systems, Ltd. ...........     35,567     1,887,333
Gazit Globe, Ltd. .............     61,892       465,863
Harel Insurance Investments &
  Finances, Ltd. ..............      1,031        42,816
Israel Chemicals, Ltd. ........    269,144     3,995,828
Israel Discount Bank, Ltd.
  (a)..........................    390,815       588,449
Makhteshim-Agan Industries,
  Ltd. ........................    182,008     1,183,643
Mellanox Technologies, Ltd.
  (a)(b).......................     36,265       374,617
Mizrahi Tefahot Bank, Ltd. ....    146,118       931,700
NICE Systems, Ltd. (a).........     28,782       834,201
Ormat Industries, Ltd. ........      5,054        55,357
Partner Communications Company,
  Ltd. ........................      6,121       116,153
RADVision, Ltd. (a)............     19,869       119,413
Syneron Medical, Ltd. (a)(b)...     14,737       210,002
Teva Pharmaceutical Industries,
  Ltd. ........................    364,174    16,541,429
The Israel Corp., Ltd. ........      1,387     1,048,000
                                            ------------
TOTAL ISRAEL...................               36,578,909
                                            ------------
JORDAN -- 4.9%
Arab Bank PLC..................    196,500     5,449,859
Jordanian Electric Power Co. ..    254,135     1,761,189
United Arab Investors (a)......     89,804       316,881
                                            ------------
TOTAL JORDAN...................                7,527,929
                                            ------------
MOROCCO -- 7.8%
Attijariwafa Bank..............     82,530     2,874,151
Banque Centrale Populaire......      2,634       814,907
Banque Marocaine Du Commerce et
  l'Industrie SA...............      6,750       768,271
Banque Marocaine du Commerce
  Exterieur....................    105,790     3,815,559
Ciments du Maroc...............      3,978       802,769
Douja Promotion Groupe Addoha
  SA...........................     38,340       755,766
ONA SA.........................     11,042     2,025,726
                                            ------------
TOTAL MOROCCO..................               11,857,149
                                            ------------
NIGERIA -- 1.1%
Guaranty Trust Bank GDR........    231,190     1,676,127
                                            ------------
SOUTH AFRICA -- 54.7%
ABSA Group, Ltd. ..............    144,521     1,884,909
Adcock Ingram Holdings, Ltd.
  (a)..........................     89,042       362,377
African Bank Investments,
  Ltd. ........................    289,457       880,887
African Rainbow Minerals,
  Ltd. ........................     46,923       888,520
Anglo Platinum, Ltd. ..........     25,627     2,302,535
AngloGold Ashanti, Ltd. .......     81,053     1,879,342
Aquarius Platinum, Ltd. .......    135,442       664,504
ArcelorMittal South Africa,
  Ltd. ........................     79,958     1,583,585
Aspen Pharmacare Holdings, Ltd.
  (a)..........................    248,861     1,277,266
Aveng, Ltd. ...................    135,864     1,025,463
Avusa, Ltd. (a)................     57,277       164,278
Barloworld, Ltd. ..............     81,900       637,939
Bidvest Group, Ltd. ...........    132,629     1,672,147
Discovery Holdings, Ltd. ......     31,863        82,730
ElementOne, Ltd. (a)...........     73,194       104,302
Eqstra Holdings, Ltd. (a)......     62,097        92,313
FirstRand, Ltd. ...............  2,265,209     4,571,096
Foschini, Ltd. ................    111,132       530,117
Fountainhead Property Trust....  1,057,770       715,344
Freeworld Coatings, Ltd. ......     20,340        19,380
Gold Fields, Ltd. .............    200,687     1,950,970
Grindrod, Ltd. ................    299,624       644,069
Growthpoint Properties, Ltd. ..    592,344       980,009
Harmony Gold Mining Co., Ltd.
  (a)..........................     71,445       713,963
Hyprop Investments, Ltd. ......    143,240       681,547
Impala Platinum Holdings,
  Ltd. ........................    247,997     4,971,530
Imperial Holdings, Ltd. .......     66,993       478,056
Investec, Ltd. ................     95,910       550,165
JD Group, Ltd. ................     69,905       251,149
Kumba Iron Ore, Ltd. ..........     37,031       845,207
Massmart Holdings, Ltd. .......    111,862     1,013,163
Metorex, Ltd. (a)..............    212,519       333,639
MTN Group, Ltd. ...............    691,881     9,608,704
Murray & Roberts Holdings,
  Ltd. ........................    152,845     1,770,131
Mvelaphanda Resources, Ltd.
  (a)..........................     77,290       382,686
Naspers, Ltd. .................    156,119     3,035,409
Nedbank Group, Ltd. ...........    208,947     2,611,633
Netcare, Ltd. .................    773,722       770,858
Pick'n Pay Stores, Ltd. .......    200,139       713,000
Pretoria Portland Cement Co.,
  Ltd. ........................     21,371        80,651
PSG Group, Ltd. ...............    128,710       245,587
Remgro, Ltd. ..................    204,974     4,703,140
Reunert, Ltd. .................    105,687       733,752
RMB Holdings, Ltd. ............    390,155     1,225,028
Sanlam, Ltd. ..................    887,421     1,886,157
Sappi, Ltd. ...................    110,509     1,067,636
Sasol, Ltd. ...................    178,255     7,532,189
Shoprite Holdings, Ltd. .......    275,558     1,547,396
Standard Bank Group, Ltd. (a)..    418,217     4,723,764
Steinhoff International
  Holdings, Ltd. ..............    541,232     1,029,437
Sun International, Ltd. .......     49,588       543,329
Super Group, Ltd. (a)..........    396,813       160,534
Telkom SA, Ltd. ...............    101,945     1,294,157
Tiger Brands, Ltd. ............     89,042     1,477,465
Truworths International,
  Ltd. ........................    259,332       914,168
Woolworths Holdings, Ltd. .....    461,929       652,675
                                            ------------
TOTAL SOUTH AFRICA.............               83,461,987
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $190,369,270)..........              149,760,810
                                            ------------


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
RIGHTS -- 0.0%(C)
SOUTH AFRICA -- 0.0% (C)
Super Group, Ltd.
  (expiring 12/31/08) (a)
  (Cost $0)....................    198,406  $        958
                                            ------------
SHORT TERM INVESTMENTS -- 1.1%
UNITED STATES -- 1.1%
MONEY MARKET FUNDS -- 1.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).............  1,202,100     1,202,100
STIC Prime Portfolio...........    557,227       557,227
                                            ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,759,327)............                1,759,327
                                            ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $192,128,597)..........              151,521,095
OTHER ASSETS AND
  LIABILITIES -- 0.7%..........                1,016,463
                                            ------------
NET ASSETS -- 100.0%...........             $152,537,558
                                            ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Amount shown represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
GDR = Global Depositary Receipt






See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 97.8%
AUSTRALIA -- 5.9%
Abacus Property Group (a)......  39,392      $    27,965
Alesco Corp, Ltd. .............  4,323            20,187
Alumina, Ltd. (a)..............  5,812            14,075
AMP, Ltd. .....................  5,369            29,561
Ansell, Ltd. ..................  3,724            37,306
APA Group (a)..................  15,854           38,142
Aristocrat Leisure, Ltd. (a)...  2,376            12,107
Asciano Group..................  2,005             4,998
Australia & New Zealand Banking
  Group, Ltd. (a)..............  2,642            39,075
Babcock & Brown, Ltd. (a)......  1,323             2,030
BHP Billiton, Ltd. ............  7,622           186,379
Billabong International, Ltd.
  (a)..........................  2,376            25,676
BlueScope Steel, Ltd. (a)......  3,227            18,633
Brambles, Ltd. ................  5,160            31,341
Bunnings Warehouse Property
  Trust........................  43,879           62,128
Carindale Property Trust.......  29,621           88,787
Commonwealth Bank of Australia
  (a)..........................  2,110            70,935
Computershare, Ltd. ...........  3,187            23,379
ConnectEast Group..............  32,338           20,789
CSL, Ltd. .....................  1,728            50,842
CSR, Ltd. .....................  10,898           21,319
DUET Group.....................  25,301           51,490
Envestra, Ltd. ................  107,859          55,727
GWA International, Ltd. (a)....  11,721           25,888
Harvey Norman Holdings, Ltd. ..  8,776            21,391
Hills Industries, Ltd. (a).....  9,233            31,025
Insurance Australia Group,
  Ltd. ........................  6,597            21,335
Lend Lease Corp., Ltd. ........  2,201            15,941
Macquarie Airports.............  9,068            19,313
Macquarie Group, Ltd. .........  769              22,444
Mirvac Real Estate Investment
  Trust........................  65,138           31,856
National Australia Bank,
  Ltd. ........................  2,679            51,266
Newcrest Mining, Ltd. .........  1,659            36,157
OZ Minerals, Ltd. (a)..........  8,776            11,111
Perpetual, Ltd. (a)............  545              20,119
Rio Tinto, Ltd. ...............  727              48,457
Sonic Healthcare, Ltd. ........  2,781            28,737
Suncorp-Metway, Ltd. ..........  2,980            21,861
Tatts Group, Ltd. (a)..........  7,264            13,637
Thakral Holdings Group.........  76,890           52,766
Toll Holdings, Ltd. (a)........  3,018            16,521
Virgin Blue Holdings, Ltd.
  (a)..........................  2,288               569
Wesfarmers, Ltd. (a)...........  1,173            26,352
Wesfarmers, Ltd. PPS...........  154               3,426
Westpac Banking Corp. (a)......  2,821            47,797
Woodside Petroleum, Ltd. ......  1,617            65,050
Woolworths, Ltd. ..............  2,781            59,667
WorleyParsons, Ltd. ...........  1,029            24,594
                                             -----------
TOTAL AUSTRALIA................                1,650,151
                                             -----------
AUSTRIA -- 0.3%
Erste Bank der
  Oesterreichischen Sparkassen
  AG (a).......................  575              27,824
OMV AG.........................  775              31,929
voestalpine AG.................  507              15,490
                                             -----------
TOTAL AUSTRIA..................                   75,243
                                             -----------
BELGIUM -- 0.8%
Bekaert NV.....................  274              36,161
Delhaize Group.................  499              28,734
Dexia SA (a)...................  1,878            19,784
Gimv NV........................  506              23,519
InBev NV.......................  602              35,376
KBC Groep NV...................  492              41,279
UCB SA.........................  625              21,851
Umicore........................  859              26,044
                                             -----------
TOTAL BELGIUM..................                  232,748
                                             -----------
CANADA -- 7.9%
AGF Management Ltd.............  967              15,598
Agrium, Inc. ..................  679              37,999
Bank of Montreal...............  1,043            45,077
Bank of Nova Scotia (a)........  1,600            72,235
Barrick Gold Corp. ............  2,556            93,686
Bombardier, Inc. ..............  5,105            27,753
Brookfield Asset Management,
  Inc. (Class A)...............  1,308            35,296
Brookfield Infrastructure
  Partners LP..................  16                  252
CAE, Inc. .....................  1,550            12,392
Cameco Corp. ..................  1,083            23,489
Canadian Imperial Bank of
  Commerce (a).................  825              47,396
Canadian National Railway
  Co. .........................  1,348            64,382
Canadian Natural Resources,
  Ltd. ........................  1,364            93,653
Canadian Oil Sands Trust.......  1,247            45,461
Canadian Pacific Railway,
  Ltd. ........................  640              34,354
Canadian Western Bank (a)......  1,536            28,778
CGI Group, Inc.  (Class A)(b)..  3,165            27,715
Crescent Point Energy Trust....  1,957            57,263
EnCana Corp. ..................  1,822           116,463
Fairfax Financial Holdings,
  Ltd. (a).....................  78               25,027
First Quantum Minerals, Ltd.
  (a)..........................  304              11,437
Gildan Activewear, Inc.
  (a)(b).......................  875              19,464
Goldcorp, Inc. ................  2,042            64,283
Husky Energy, Inc. ............  1,075            44,690
Imperial Oil, Ltd. ............  1,083            46,429
International Royalty Corp.....  4,999            14,529
Kinross Gold Corp. (a).........  2,033            32,679
Magna International, Inc.
  (Class A)....................  492              25,303
Manulife Financial Corp. ......  3,025           108,914
MDS, Inc. (b)..................  1,630            19,486
Nexen, Inc. ...................  1,303            30,271
Nortel Networks, Corp. (b).....  1,832             4,032
OPTI Canada, Inc. (b)..........  1,558            17,216
Petro-Canada...................  1,465            48,778
Potash Corp. of Saskatchewan,
  Inc. ........................  817             106,021
Research In Motion, Ltd. (b)...  1,124            75,811
Rogers Communications, Inc.
  (Class B) (a)................  1,356            44,027
Royal Bank of Canada (a).......  2,376           114,095
Russel Metals, Inc. ...........  1,239            26,803
Shaw Communications, Inc. .....  1,467            29,721
Sherritt International Corp. ..  1,690             9,044
Sun Life Financial, Inc. ......  1,231            43,071
Suncor Energy, Inc. ...........  2,308            95,515
Talisman Energy, Inc. .........  3,085            43,582
Teck Cominco, Ltd. (Class B)...  1,306            37,121
TELUS Corp. (Non-Voting).......  599              21,471
TMX Group, Inc. (a)............  740              20,184


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Toronto-Dominion Bank..........  1,708       $   102,943
TransCanada Corp. (a)..........  1,519            54,534
WesternZagros Resources, Ltd.
  (b)..........................  326                 377
                                             -----------
TOTAL CANADA...................                2,216,100
                                             -----------
CHINA -- 1.8%
Bank of East Asia, Ltd. .......  6,140            18,979
Chong Hing Bank, Ltd. .........  12,000           21,637
Dah Sing Banking Group, Ltd. ..  15,670           16,085
Dah Sing Financial Holdings,
  Ltd. ........................  2,417            10,086
Esprit Holdings, Ltd. .........  3,600            21,954
Giordano International, Ltd. ..  72,000           25,037
Hang Lung Group, Ltd. .........  12,000           37,402
Hang Lung Properties, Ltd. ....  12,000           27,634
Hong Kong Exchanges and
  Clearing, Ltd. ..............  3,600            43,167
Hong Kong Land Holdings,
  Ltd. ........................  7,000            20,720
Hopewell Holdings..............  6,000            21,483
Hysan Development Co., Ltd. ...  12,321           31,706
Li & Fung, Ltd. ...............  12,000           28,716
New World Development Co.,
  Ltd. ........................  14,137           15,385
Pacific Basin Shipping, Ltd. ..  24,000           19,474
Sino Land Co., Ltd. ...........  12,079           13,223
Swire Pacific, Ltd. ...........  3,000            26,042
The Link REIT..................  13,868           28,614
Transport International
  Holdings, Ltd. ..............  8,000            22,204
Wheelock & Co., Ltd. ..........  18,000           32,317
Wing Hang Bank, Ltd. ..........  3,000            22,816
                                             -----------
TOTAL CHINA....................                  504,681
                                             -----------
DENMARK -- 0.9%
A P Moller -- Maersk A/S.......  6                51,282
Bang & Olufsen A/S (Class B)...  241               8,938
DSV A/S........................  1,646            25,642
FLSmidth & Co. A/S.............  304              15,052
Forstaedernes Bank A/S.........  779              14,812
GN Store Nord A/S (a)(b).......  2,301             9,833
Novo-Nordisk A/S (Class B).....  1,280            65,304
SimCorp A/S....................  118              13,618
Vestas Wind Systems A/S (b)....  545              46,273
                                             -----------
TOTAL DENMARK..................                  250,754
                                             -----------
FINLAND -- 1.8%
Amer Sports Oyj (Class A) (a)..  1,666            19,891
Elisa Oyj......................  999              19,281
Fortum Oyj.....................  1,332            44,118
Kemira Oyj (a).................  1,364            15,902
Kesko Oyj (Class B)............  616              15,506
Kone Oyj (Class B).............  1,309            34,935
Konecranes Oyj.................  857              19,995
Lassila & Tikanoja Oyj.........  1,332            25,820
Metso Oyj......................  640              15,346
Neste Oil Oyj (a)..............  1,061            21,714
Nokia Oyj......................  4,781            86,632
Pohjola Bank PLC...............  1,948            27,746
Rautaruukki Oyj................  529              10,343
Sampo Oyj (Class A)............  1,278            28,399
SanomaWSOY Oyj (a).............  1,285            23,988
Stockmann Oyj (Class B)........  851              19,903
Stora Enso Oyj.................  2,150            20,627
UPM-Kymmene Oyj................  1,582            24,310
Uponor Oyj.....................  787               9,805
Wartsila Oyj (Class B).........  458              18,952
YIT Oyj........................  943               9,669
                                             -----------
TOTAL FINLAND..................                  512,882
                                             -----------
FRANCE -- 8.7%
Accor SA.......................  586              30,764
Air France-KLM.................  593              13,323
Air Liquide SA.................  515              56,002
Alcatel-Lucent (a)(b)..........  5,500            20,836
Alstom SA......................  530              39,282
AXA (a)........................  3,819           122,817
BNP Paribas SA (a).............  1,566           145,355
Bourbon SA (a).................  438              21,496
Bouygues SA....................  685              30,549
CA Ile de France CCI...........  250              20,192
Cap Gemini SA..................  536              24,996
Carrefour SA...................  1,402            65,184
Casino Guichard-Perrachon SA...  288              25,344
Cie de Saint-Gobain............  840              42,648
Cie Generale de Geophysique-
  Veritas (b)..................  590              18,348
Cie Generale des Etablissements
  Michelin.....................  412              26,303
Credit Agricole SA.............  1,644            30,955
Electricite de France..........  526              37,633
Essilor International SA (a)...  763              37,629
France Telecom SA..............  3,936           109,468
GDF Suez.......................  2,786           142,837
Groupe Danone (a)..............  1,027            72,129
Guyenne et Gascogne SA.........  296              26,231
Hermes International (a).......  282              45,359
L'Oreal SA (a).................  529              51,457
Lafarge SA.....................  388              40,216
Lagardere SCA..................  631              28,092
LVMH Moet Hennessy Louis
  Vuitton SA (a)...............  451              39,118
Nexans SA......................  180              15,671
Pernod-Ricard SA (a)...........  560              48,596
PPR............................  228              20,076
PSA Peugeot Citroen............  523              19,372
Publicis Groupe (a)............  725              22,496
Renault SA.....................  475              29,728
Rhodia SA (a)..................  653               9,906
Sanofi-Aventis.................  2,042           133,519
Schneider Electric SA..........  569              48,151
Societe Generale...............  881              76,725
Sodexho........................  421              24,600
Suez SA (b)....................  717              17,615
Technip SA.....................  475              26,268
Thomson (b)....................  1,970             6,946
Total SA.......................  4,953           296,239
Unibail-Rodamco (a)............  190              37,930
Valeo SA (a)...................  506              15,104
Vallourec SA...................  154              32,677
Veolia Environnement...........  919              37,261
Vinci SA.......................  1,105            51,190
Vivendi SA.....................  2,727            84,347
                                             -----------
TOTAL FRANCE...................                2,418,980
                                             -----------
GERMANY -- 7.4%
Adidas AG......................  703              37,228
Allianz SE.....................  967             130,777
BASF SE........................  1,868            88,556


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Bayer AG.......................  1,738       $   126,458
Bayerische Motoren Werke AG....  796              30,513
Bilfinger Berger AG............  265              13,646
Commerzbank AG.................  1,642            23,987
Continental AG (b).............  272              26,976
Daimler AG.....................  2,205           109,643
Deutsche Bank AG...............  1,122            78,068
Deutsche Boerse AG.............  529              47,459
Deutsche Post AG...............  1,918            39,819
Deutsche Telekom AG............  6,717           101,615
E.ON AG........................  4,400           219,901
Fresenius Medical Care AG & Co.
  KGaA.........................  631              32,502
GEA Group AG...................  951              18,247
Hochtief AG....................  228              10,719
Hypo Real Estate Holding AG
  (a)..........................  521               3,037
Infineon Technologies AG (b)...  2,795            15,370
IVG Immobilien AG..............  529               5,045
Lanxess AG.....................  545              14,821
Linde AG.......................  328              34,776
MAN AG (a).....................  319              21,194
Merck KGaA.....................  241              25,525
Muenchener Rueckversicherungs-
  Gesellschaft AG..............  545              81,307
Puma AG Rudolf Dassler Sport...  48               12,926
Rheinmetall AG.................  337              17,960
RWE AG.........................  1,122           106,381
Salzgitter AG..................  164              16,301
SAP AG.........................  2,150           113,763
Siemens AG.....................  1,965           181,479
ThyssenKrupp AG................  943              27,856
TUI AG (a).....................  1,178            19,285
Volkswagen AG (a)..............  514             200,721
Wincor Nixdorf AG..............  406              23,661
                                             -----------
TOTAL GERMANY..................                2,057,522
                                             -----------
GREECE -- 0.5%
Hellenic Telecommunications
  Organization SA ADR (a)......  4,185            37,665
National Bank of Greece SA ADR
  (a)..........................  11,629           95,939
                                             -----------
TOTAL GREECE...................                  133,604
                                             -----------
IRELAND -- 0.8%
Anglo Irish Bank Corp PLC......  2,231            12,046
Bank of Ireland................  2,203            12,223
C&C Group PLC..................  1,865             4,975
CRH PLC........................  1,356            28,571
DCC PLC........................  967              18,473
Elan Corp. PLC (b).............  1,142            11,788
Grafton Group PLC (b)..........  2,246            10,190
Independent News & Media PLC...  6,764            11,021
Kingspan Group PLC.............  957               8,603
Ryanair Holdings PLC ADR
  (a)(b).......................  2,684            60,202
United Drug PLC................  7,353            39,041
                                             -----------
TOTAL IRELAND..................                  217,133
                                             -----------
ITALY -- 3.3%
Assicurazioni Generali SpA
  (a)..........................  2,492            81,839
Atlantia SpA...................  1,263            25,671
Banca Italease SpA (b).........  514               3,213
Banca Piccolo Credito
  Valtellinese Scarl...........  2,743            22,578
Banca Popolare dell'Etruria e
  del Lazio Scrl...............  2,580            20,004
Banca Popolare di Milano
  Scarl........................  2,424            20,191
Banco Popolare Societa
  Cooperativa Scarl............  816              12,482
Davide Campari-Milano SpA......  3,405            27,286
Enel SpA.......................  7,856            64,996
Eni SpA........................  5,255           137,295
Fiat SpA.......................  2,235            29,416
Finmeccanica SpA...............  1,200            25,688
Fondiaria -Sai SpA.............  599              13,917
IFIL Investments SpA (a).......  3,380            15,003
Intesa Sanpaolo SpA............  22,326          120,580
Parmalat SpA (a)...............  10,708           24,968
Pirelli & C. SpA...............  43,813           25,417
Saipem SpA.....................  1,348            39,592
Seat Pagine Gialle SpA (a)(b)..  52,616            5,077
Societa Cattolica di
  Assicurazioni Scrl...........  655              29,883
Telecom Italia SpA.............  29,970           44,286
UniCredit SpA..................  22,634           82,582
Unione di Banche Italiane
  ScpA.........................  2,088            45,226
                                             -----------
TOTAL ITALY....................                  917,190
                                             -----------
JAPAN -- 19.2%
Advantest Corp. (a)............  900              18,481
Aeon Co., Ltd. (a).............  2,400            23,804
Aoyama Trading Co., Ltd. (a)...  1,200            15,723
Asahi Breweries, Ltd. (a)......  2,200            38,129
Asahi Kasei Corp. (a)..........  6,000            24,810
Astellas Pharma, Inc. (a)......  1,200            49,395
Bridgestone Corp. (a)..........  1,800            33,231
Canon, Inc. ...................  2,500            89,954
Casio Computer Co., Ltd. (a)...  1,600            14,800
Central Japan Railway Co. .....  6                56,233
Chubu Electric Power Co., Inc.
  (a)..........................  1,800            42,133
Chugai Pharmaceutical Co., Ltd.
  (a)..........................  1,480            23,727
Chuo Mitsui Trust Holdings,
  Inc. ........................  6,000            31,084
Cosmo Oil Co., Ltd. ...........  7,000            16,352
Credit Saison Co., Ltd. .......  1,200            19,114
CSK Holdings Corp. (a).........  800              11,529
Daiichi Sankyo Co., Ltd. (a)...  1,800            45,693
Daikin Industries, Ltd. .......  1,200            39,222
Daito Trust Construction Co.,
  Ltd. (a).....................  600              21,872
Daiwa Securities Group, Inc.
  (a)..........................  6,000            41,709
Denso Corp. (a)................  1,200            28,710
Dentsu, Inc. (a)...............  9                17,794
East Japan Railway Co. ........  7                51,825
Eisai Co., Ltd. (a)............  700              26,967
Fanuc, Ltd. ...................  600              43,743
FUJIFILM Holdings Corp. (a)....  1,200            30,406
Fujitsu, Ltd. .................  7,000            38,440
Fukuoka Financial Group, Inc.
  (a)..........................  6,000            21,420
Hankyu Hanshin Holdings, Inc.
  (a)..........................  7,000            31,979
Hitachi, Ltd. .................  8,000            54,104
Honda Motor Co., Ltd. .........  3,000            87,317
Hoya Corp. (a).................  1,300            25,225
Ibiden Co., Ltd. (a)...........  600              14,072
IHI Corp. .....................  9,000            13,733
Isetan Mitsukoshi Holdings,
  Ltd. (a)(b)..................  2,100            24,172
Isuzu Motors, Ltd. ............  6,000            16,050
Itochu Corp. (a)...............  6,000            35,153
Japan Digital Laboratory Co.,
  Ltd. ........................  2,400            25,726
Japan Tobacco, Inc. ...........  10               37,112


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
JFE Holdings, Inc. (a).........  1,200       $    35,944
JSR Corp. (a)..................  1,200            15,508
Kajima Corp. (a)...............  8,000            23,586
Kawasaki Heavy Industries, Ltd.
  (a)..........................  7,000            14,374
KDDI Corp. (a).................  6                33,288
Kintetsu Corp. (a).............  12,000           41,596
Kiyo Holdings, Inc. ...........  18,000           25,602
Kobe Steel, Ltd. ..............  6,000            11,699
Komatsu, Ltd. .................  2,400            37,866
Konica Minolta Holdings, Inc.
  (a)..........................  3,000            33,542
Kubota Corp. (a)...............  6,000            36,622
Kurita Water Industries, Ltd.
  (a)..........................  1,200            27,184
Kyocera Corp. (a)..............  600              44,534
Leopalace21 Corp. .............  800               6,058
Marubeni Corp. (a).............  6,000            26,449
Matsushita Electric Industrial
  Co., Ltd. ...................  6,000           101,446
Mediceo Paltac Holdings Co.,
  Ltd. ........................  1,500            18,127
MISUMI Group, Inc. (a).........  2,000            34,098
Mitsubishi Motors Corp.
  (a)(b).......................  19,000           31,140
Mitsubishi Chemical Holdings
  Corp. (a)....................  3,000            15,627
Mitsubishi Corp. (a)...........  3,400            69,015
Mitsubishi Electric Corp. (a)..  6,000            39,052
Mitsubishi Heavy Industries,
  Ltd. ........................  12,000           50,412
Mitsubishi Materials Corp. ....  6,000            18,424
Mitsubishi UFJ Financial Group,
  Inc. ........................  23,400          196,828
Mitsui & Co., Ltd. ............  4,000            48,151
Mitsui Chemicals, Inc. (a).....  6,000            25,884
Mitsui OSK Lines, Ltd. ........  6,000            49,960
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ..............  1,500            49,310
Mizuho Financial Group, Inc.
  (a)..........................  24               99,920
Murata Manufacturing Co., Ltd.
  (a)..........................  600              23,567
NEC Corp. (a)..................  7,000            29,011
Nidec Corp. (a)................  600              36,057
Nintendo Co., Ltd. ............  200              81,760
Nippon Mining Holdings, Inc. ..  4,000            15,787
Nippon Oil Corp. (a)...........  6,000            29,671
Nippon Steel Corp. (a).........  12,000           43,743
Nippon Telegraph & Telephone
  Corp. .......................  9                39,759
Nippon Yusen KK................  6,000            37,753
Nissan Motor Co., Ltd. (a).....  4,800            31,513
Nitto Denko Corp. .............  600              14,892
Nomura Holdings, Inc. (a)......  4,200            52,458
NTT Data Corp. (a).............  7                27,297
NTT DoCoMo, Inc. ..............  40               63,260
Obayashi Corp. (a).............  6,000            29,558
ORIX Corp. ....................  240              28,439
Pioneer Corp. (a)..............  2,400            15,440
Resona Holdings, Inc. (a)......  18               23,075
Rohm Co., Ltd. ................  600              32,271
Rohto Pharmaceutical Co.,
  Ltd. ........................  2,000            22,512
Secom Co., Ltd. ...............  800              32,779
Seven & I Holdings Co., Ltd.
  (a)..........................  2,200            62,064
Shimizu Corp. (a)..............  7,000            32,506
Shin-Etsu Chemical Co., Ltd. ..  1,000            46,060
Softbank Corp. (a).............  1,900            24,035
Sompo Japan Insurance, Inc. ...  4,000            32,666
Sony Corp. ....................  2,400            71,662
Stanley Electric Co., Ltd. ....  1,600            22,938
Sumitomo Chemical Co., Ltd. ...  6,000            25,715
Sumitomo Corp. (a).............  3,000            27,156
Sumitomo Electric Industries,
  Ltd. (a).....................  2,400            25,613
Sumitomo Metal Industries,
  Ltd. ........................  12,000           35,831
Sumitomo Mitsui Financial
  Group, Inc. (a)..............  18              106,815
T&D Holdings, Inc. ............  600              30,858
Taisei Corp. (a)...............  9,000            23,058
Takeda Pharmaceutical Co., Ltd.
  (a)..........................  1,800            89,012
TDK Corp. (a)..................  600              29,049
Teijin, Ltd. (a)...............  6,000            17,633
Terumo Corp. ..................  800              41,068
The Akita Bank, Ltd. ..........  6,000            22,606
The Aomori Bank, Ltd. .........  12,000           44,874
The Awa Bank, Ltd. ............  6,000            34,305
The Bank of Iwate, Ltd. .......  600              35,266
The Bank of Okinawa, Ltd. .....  600              20,967
The Bank of Yokohama, Ltd.
  (a)..........................  6,000            28,371
The Chiba Bank, Ltd. (a).......  6,000            30,179
The Daisan Bank, Ltd. .........  18,000           59,681
The Daishi Bank, Ltd. .........  10,000           38,713
The Eighteenth Bank, Ltd. .....  8,000            20,421
The Furukawa Electric Co.,
  Ltd. ........................  6,000            25,658
The Higo Bank, Ltd. (a)........  6,000            33,853
The Hokkoku Bank, Ltd. (a).....  6,000            22,211
The Hyakugo Bank, Ltd. ........  6,000            33,344
The Musashino Bank, Ltd. (a)...  600              17,011
The Nanto Bank, Ltd. (a).......  6,000            31,253
The Ogaki Kyoritsu Bank,
  Ltd. ........................  6,000            31,310
The San-In Godo Bank, Ltd. ....  6,000            45,947
The Shiga Bank, Ltd. (a).......  6,000            37,357
The Shikoku Bank, Ltd. ........  12,000           37,527
The Sumitomo Trust & Banking
  Co., Ltd. ...................  6,000            37,866
The Toho Bank, Ltd. ...........  12,000           46,117
The Tokyo Electric Power Co.,
  Inc. (a).....................  2,400            58,550
The Yamagata Bank, Ltd. .......  10,000           55,574
The Yamanashi Chuo Bank,
  Ltd. ........................  6,000            29,219
Tokio Marine Holdings, Inc. ...  1,800            63,411
Tokyo Electron, Ltd. (a).......  600              26,336
Tokyo Gas Co., Ltd. ...........  8,000            32,930
Tokyu Corp. ...................  6,000            28,145
Toray Industries, Inc. (a).....  6,000            27,523
Toshiba Corp. (a)..............  7,000            29,737
Toyota Motor Corp. ............  5,600           231,037
USS Co., Ltd. .................  500              31,743
Yamada Denki Co., Ltd. (a).....  420              31,293
                                             -----------
TOTAL JAPAN....................                5,376,865
                                             -----------
LUXEMBOURG -- 0.4%
ArcelorMittal..................  1,786            88,118
SES............................  1,505            31,287
                                             -----------
TOTAL LUXEMBOURG...............                  119,405
                                             -----------
NETHERLANDS -- 4.2%
Aegon NV.......................  3,224            28,077
Akzo Nobel NV..................  763              36,027
ASML Holding NV................  1,386            24,160
European Aeronautic Defence and
  Space Co. NV (a).............  1,239            20,884
Fortis.........................  3,335            20,143
Fortis VVPR Strip (b)..........  592                   8
Fugro NV.......................  501              29,170


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Heineken NV....................  763         $    30,379
ING Groep NV...................  4,856           101,837
Koninklijke (Royal) Philips
  Electronics NV...............  2,635            70,638
Koninklijke Ahold NV...........  3,443            39,304
Koninklijke DSM NV.............  767              35,936
Koninklijke Royal KPN NV.......  4,333            62,032
Koninkljike Numico NV (c)......  180              13,881
Randstad Holding NV............  438              11,354
Reed Elsevier NV (a)...........  2,639            39,030
Royal Dutch Shell PLC (Class
  A)...........................  7,926           228,586
Royal Dutch Shell PLC (Class
  B)...........................  5,862           164,881
SBM Offshore NV (a)............  844              17,807
STMicroelectronics NV (a)......  3,434            33,861
TNT NV.........................  1,200            32,869
Unilever NV....................  3,594           100,260
Wolters Kluwer NV..............  1,247            24,934
                                             -----------
TOTAL NETHERLANDS..............                1,166,058
                                             -----------
NEW ZEALAND -- 0.1%
Calan Healthcare Properties
  Trust........................  46,271           33,068
                                             -----------
NORWAY -- 0.7%
DnB NOR ASA....................  2,455            18,436
Norsk Hydro ASA................  2,073            13,587
Norske Skogindustrier ASA
  (a)(b).......................  3,073            12,318
Orkla ASA......................  3,272            29,276
Petroleum Geo-Services ASA
  (a)(b).......................  742               9,551
StatoilHydro ASA...............  2,433            57,159
Storebrand ASA.................  1,943            11,207
Telenor ASA....................  1,957            23,766
Yara International ASA.........  897              30,799
                                             -----------
TOTAL NORWAY...................                  206,099
                                             -----------
PORTUGAL -- 0.4%
Banco Comercial Portugues SA
  (a)..........................  13,223           21,211
Ibersol, SGPS SA...............  5,432            44,560
Portugal Telecom, SGPS, SA
  (a)..........................  3,617            36,098
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia
  SGPS SA (a)..................  663               4,833
                                             -----------
TOTAL PORTUGAL.................                  106,702
                                             -----------
SINGAPORE -- 0.9%
Ascendas REIT..................  20,000           26,159
CapitaLand, Ltd. ..............  7,000            14,982
City Developments, Ltd. (a)....  6,000            36,889
Cosco Corp. Singapore, Ltd.
  (a)..........................  12,000           12,590
Flextronics International, Ltd.
  (b)..........................  2,978            21,084
Genting International PLC
  (a)(b).......................  46,000           14,639
Keppel Corp., Ltd. ............  4,978            27,333
SembCorp Industries, Ltd. .....  8,000            18,074
Singapore Exchange, Ltd. ......  6,000            25,726
Stamford Land Corp, Ltd. ......  190,000          49,836
                                             -----------
TOTAL SINGAPORE................                  247,312
                                             -----------
SOUTH AFRICA -- 0.0%(D)
Mondi, Ltd. (a)................  118                 610
                                             -----------
SOUTH KOREA -- 2.4%
Hyundai Securities Co., Ltd. ..  6,020            57,858
KIWOOM Securities Co., Ltd. ...  1,822            42,420
Korea Electric Power Corp.
  ADR..........................  4,326            53,599
KT Corp. ADR...................  4,542            76,260
LG Display Co., Ltd. ADR (a)...  3,862            49,048
POSCO ADR (a)..................  1,378           128,664
Samsung Electronics Co., Ltd.
  GDR (e)......................  751             168,224
SK Telecom Co., Ltd. ADR (a)...  5,143            96,791
                                             -----------
TOTAL SOUTH KOREA..............                  672,864
                                             -----------
SPAIN -- 4.9%
Abertis Infraestructuras SA
  (a)..........................  2,034            39,485
Acciona SA (a).................  156              23,293
Acerinox SA (a)................  1,161            20,483
ACS, Actividades de
  Construccion y Servicios SA
  (a)..........................  773              30,913
Banco Bilbao Vizcaya Argentaria
  SA...........................  6,133            98,725
Banco de Andalucia SA..........  375              22,808
Banco de Valencia SA...........  2,932            35,377
Banco Guipuzcoano SA (a).......  1,746            16,432
Banco Pastor SA................  1,558            13,240
Banco Popular Espanol SA (a)...  3,016            35,120
Banco Sabadell SA (a)..........  4,329            33,140
Banco Santander SA.............  10,618          156,603
Cia Espanola de Petroleos SA
  (a)..........................  428              41,843
Ebro Puleva SA (a).............  1,839            28,776
Enagas.........................  1,994            42,573
Faes Farma SA..................  1,578            11,858
Gamesa Corp. Tecnologica SA....  951              32,086
Gestevision Telecinco SA (a)...  1,488            15,007
Grupo Ferrovial SA (a).........  343              15,533
Iberdrola SA...................  9,042            90,684
Iberia Lineas Aereas de Espana
  (a)..........................  7,448            17,890
Indra Sistemas, SA (a).........  1,654            38,985
Industria de Desino Textil SA
  (a)..........................  809              33,739
NH Hoteles SA (a)..............  1,666            19,423
Red Electrica Corporacion SA...  903              45,472
Repsol YPF SA..................  2,548            74,802
Sacyr Vallehermoso SA (a)......  499               8,124
SOS Cuetara SA (a).............  2,827            47,651
Telefonica SA..................  9,855           232,421
Union Fenosa SA................  2,055            49,764
                                             -----------
TOTAL SPAIN....................                1,372,250
                                             -----------
SWEDEN -- 1.7%
Alfa Laval AB..................  1,846            18,598
Assa Abloy AB (Class B)(a).....  1,465            17,334
Atlas Copco AB (Class B).......  4,207            41,480
Boliden AB Mines...............  1,091             4,444
Electrolux AB (a)..............  1,137            13,004
Hennes & Mauritz AB (Class B)..  1,091            43,498
Investor AB....................  1,957            35,714
Kinnevik Investment AB.........  1,433            16,544
Nordea Bank AB.................  4,536            52,758
Sandvik AB.....................  2,795            28,861
Scania AB......................  1,682            20,203
Securitas AB (Class B).........  2,564            28,222
Skanska AB (Class B)...........  2,230            24,786
Tele2 AB (Class B).............  1,676            18,688
Telefonaktiebolaget LM Ericsson
  (Class B)....................  7,261            66,646
TeliaSonera AB.................  4,581            25,688
Volvo AB ADR (Class A).........  3,702            30,661
                                             -----------
TOTAL SWEDEN...................                  487,129
                                             -----------
SWITZERLAND -- 6.8%
ABB, Ltd. (b)..................  5,042            94,972


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Adecco SA......................  572         $    24,609
Alcon, Inc. ...................  234              37,793
Bachem Holding AG (Class B)....  428              33,782
Cie Financiere Richemont SA
  (Class A)....................  679              29,613
Clariant AG (b)................  1,374            13,137
Credit Suisse Group AG.........  2,440           108,590
Geberit AG (a).................  166              20,194
Graubuendner Kantonalbank......  32               27,398
Holcim, Ltd. ..................  492              35,542
Julius Baer Holding AG.........  545              26,442
Kuehne & Nagel International
  AG...........................  334              21,939
Lonza Group AG.................  304              37,849
Nestle SA......................  8,003           344,031
Nobel Biocare Holding AG.......  701              23,170
Novartis AG....................  5,532           288,873
PSP Swiss Property AG (a)(b)...  927              53,615
Roche Holding AG...............  1,643           255,700
SGS SA.........................  24               27,997
Sulzer AG......................  170              17,891
Swatch Group AG................  141              25,591
Swiss Life Holding (b).........  100              14,350
Swiss Reinsurance..............  790              42,767
Syngenta AG....................  288              60,926
UBS AG (b).....................  5,730            94,337
Xstrata PLC....................  1,457            44,565
Zurich Financial Services AG...  310              84,602
                                             -----------
TOTAL SWITZERLAND..............                1,890,275
                                             -----------
UNITED KINGDOM -- 16.0%
3i Group PLC...................  1,262            15,926
Amec PLC.......................  2,312            26,230
Anglo American PLC.............  3,168           104,748
AstraZeneca PLC................  3,366           147,593
Aviva PLC......................  5,666            48,477
BAE Systems PLC................  7,973            58,551
Balfour Beatty PLC.............  3,697            19,769
Barclays PLC...................  13,162           76,599
Barratt Developments PLC.......  3,472             6,483
BG Group PLC...................  8,118           146,580
BHP Billiton PLC...............  5,221           117,165
BP PLC.........................  40,955          338,721
British Airways PLC (a)........  2,338             7,009
British American Tobacco PLC...  3,117           101,951
British Energy Group PLC.......  2,954            40,017
British Land Co. PLC...........  1,465            19,441
British Sky Broadcasting Group
  PLC..........................  3,672            27,130
BT Group PLC...................  16,684           47,908
Burberry Group PLC.............  2,298            15,975
Cable & Wireless PLC...........  7,075            20,871
Cadbury PLC....................  3,067            30,915
Capita Group PLC...............  3,953            49,181
Carnival PLC...................  703              20,813
Centrica PLC...................  8,845            49,504
Compass Group PLC..............  6,248            38,310
Diageo PLC.....................  4,777            80,464
Drax Group PLC.................  1,893            25,374
DSG International PLC..........  8,594             7,315
Enterprise Inns PLC............  2,400             7,636
Experian PLC...................  4,282            28,049
FirstGroup PLC.................  2,252            21,375
Friends Provident PLC..........  7,761            13,017
G4S PLC........................  6,530            23,570
GKN PLC........................  3,640            12,700
GlaxoSmithKline PLC............  11,823          255,205
Hays PLC.......................  11,264           16,062
HBOS PLC.......................  8,899            19,415
Home Retail Group PLC..........  2,868            11,860
HSBC Holdings PLC..............  22,135          355,485
ICAP PLC.......................  2,791            17,661
Imperial Tobacco Group PLC.....  2,626            84,112
Inchcape PLC...................  2,516             8,409
Informa PLC....................  2,469            13,852
Intercontinental Hotels Group
  PLC..........................  1,177            14,434
International Power PLC........  4,739            30,557
Invensys PLC (b)...............  3,031            11,089
Investec PLC...................  1,957            10,543
ITV PLC........................  13,730           10,279
J Sainsbury PLC................  3,942            24,452
Kingfisher PLC.................  7,535            17,688
Land Securities Group PLC......  1,098            24,464
Legal & General Group PLC......  13,105           23,359
Lloyds TSB Group PLC...........  11,922           48,132
Logica PLC.....................  8,296            15,970
Lonmin PLC.....................  445              18,037
Man Group PLC..................  4,386            26,326
Marks & Spencer Group PLC......  4,419            15,871
Michael Page International
  PLC..........................  3,364            13,851
Mondi PLC (a)..................  3,004            13,815
National Express Group PLC.....  1,029            14,710
National Grid PLC..............  5,522            70,277
Next PLC.......................  840              15,257
Old Mutual PLC.................  14,455           19,839
Pearson PLC....................  2,603            27,838
Persimmon PLC..................  1,760            12,494
Prudential PLC.................  5,612            50,766
Punch Taverns PLC..............  1,137             2,736
Reckitt Benckiser PLC..........  1,393            67,313
Rentokil Initial PLC...........  12,863           15,820
Rio Tinto PLC..................  2,143           132,585
Rolls-Royce Group PLC (b)......  5,131            30,775
Royal & Sun Alliance Insurance
  Group PLC....................  9,562            25,395
Royal Bank of Scotland Group
  PLC..........................  25,086           80,039
SABMiller PLC..................  2,159            41,793
Scottish & Southern Energy
  PLC..........................  2,079            52,880
Serco Group PLC................  3,983            25,665
Shire, Ltd. ...................  1,839            28,960
Smith & Nephew PLC.............  3,987            42,000
Smiths Group PLC...............  1,518            27,382
Standard Chartered PLC.........  2,473            59,288
Standard Life PLC..............  6,199            26,519
Tate & Lyle PLC................  3,252            22,085
Taylor Wimpey PLC..............  8,792             5,524
Tesco PLC......................  17,160          118,554
The Sage Group PLC.............  6,514            22,676
Thomson Reuters PLC............  305               6,747
Tomkins PLC....................  6,156            16,871
Tullow Oil PLC.................  3,417            43,426
Unilever PLC...................  2,978            80,790
United Business Media PLC......  1,699            14,839
Virgin Media, Inc. (a).........  989               7,813


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Vodafone Group PLC.............  118,307     $   258,745
William Hill PLC...............  2,541            10,576
William Morrison Supermarkets
  PLC..........................  7,422            34,198
Willis Group Holdings, Ltd.
  (a)..........................  857              27,647
Wolseley PLC...................  1,878            13,950
WPP Group PLC..................  3,492            27,885
Yell Group PLC.................  3,280             4,473
                                             -----------
TOTAL UNITED KINGDOM...........                4,483,425
                                             -----------
UNITED STATES -- 0.0% (D)
Dr. Pepper Snapple Group, Inc.
  (b)..........................  96                2,542
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $34,736,667)...........               27,351,592
                                             -----------
PREFERRED STOCKS -- 0.3%
GERMANY -- 0.3%
Fresenius SE...................  358              25,742
Henkel AG & Co. KGaA...........  747              27,124
Porsche Automobil Holding SE...  238              25,340
                                             -----------
TOTAL GERMANY..................                   78,206
                                             -----------
ITALY -- 0.0%(D)
Istituto Finanziario
  Industriale SpA (b)..........  803               8,708
                                             -----------
TOTAL PREFERRED STOCKS --
  (Cost $120,136)..............                   86,914
                                             -----------
RIGHTS -- 0.0% (D)
AUSTRALIA -- 0.0% (D)
Alumina Limited (expired
  9/19/08) (b)(c)
  (Cost $0)....................  1,011                56
                                             -----------
SHORT TERM INVESTMENTS -- 9.0%
UNITED STATES -- 9.0%
MONEY MARKET FUNDS -- 9.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g).............  2,150,629     2,150,629
STIC Prime Portfolio...........  358,577         358,577
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,509,206)............                2,509,206
                                             -----------
TOTAL INVESTMENTS -- 107.1%
  (Cost $37,366,009)...........               29,947,768
OTHER ASSETS AND
  LIABILITIES -- (7.1)%........               (1,974,830)
                                             -----------
NET ASSETS -- 100.0%...........              $27,972,938
                                             ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Amount shown represents less than 0.05% of net assets.
(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 97.8%
AUSTRALIA -- 8.4%
ABB Grain, Ltd. ..............  70,835       $    441,969
Adelaide Brighton, Ltd. (a)...  336,499           820,180
Ausenco, Ltd. ................  72,516            644,079
Austar United Communications,
  Ltd. .......................  531,199           473,481
Austereo Group, Ltd. .........  711,987           895,777
Australian Wealth Management,
  Ltd. (a)....................  437,208           415,568
Australian Worldwide
  Exploration, Ltd. (b).......  587,195         1,185,740
Beach Petroleum, Ltd. (a)(b)..  847,615           605,082
Billabong International,
  Ltd. .......................  75,808            819,224
Boom Logistics, Ltd. (a)......  435,926           407,472
Buru Energy Ltd(b)............  262,133            55,828
Campbell Brothers, Ltd. ......  49,398          1,250,782
Centennial Coal Co., Ltd.
  (a).........................  287,177           833,613
David Jones, Ltd. ............  208,192           706,154
FKP Property Group............  152,089           461,876
Fleetwood Corp., Ltd. ........  134,339           937,805
Futuris Corp., Ltd. (a).......  687,259           764,375
Goodman Fielder, Ltd. ........  564,562           619,004
Healthscope, Ltd. ............  191,132           693,519
Iluka Resources, Ltd. (b).....  160,586           595,350
ING Real Estate Community
  Living Group (a)............  1,367,641         339,821
Invocare, Ltd. (a)............  301,123         1,152,001
IOOF Holdings, Ltd. (a).......  134,069           589,048
JB Hi-Fi, Ltd. (a)............  98,078            946,935
Kagara Zinc, Ltd. (a).........  156,001           340,859
Linc Energy, Ltd. ............  64,426            254,604
Monadelphous Group, Ltd. .....  76,467            723,806
Mount Gibson Iron Ltd. (b)....  269,929           349,189
Oakton, Ltd. (a)..............  169,565           468,135
Pacific Brands, Ltd. (a)......  505,134           769,008
Pan Australian Resources, Ltd.
  (b).........................  1,146,258         501,814
PaperlinX, Ltd. (a)...........  335,978           463,784
Programmed Maintenance
  Services, Ltd. .............  223,078           686,260
Record Realty (b).............  213,188             3,027
Riversdale Mining, Ltd. ......  72,828            479,680
Roc Oil Co., Ltd. (a)(b)......  508,200           420,912
SAI Global, Ltd. (a)..........  450,604           966,788
Sigma Pharmaceuticals, Ltd. ..  858,258           809,008
Sino Gold Mining, Ltd.
  (a)(b)......................  243,012           801,256
Spark Infrastructure Group....  702,073           803,003
Spotless Group, Ltd. (a)......  205,053           530,526
STW Communications Group,
  Ltd. .......................  579,916           523,766
Transfield Services, Ltd.
  (a).........................  109,438           655,205
Transpacific Industries Group,
  Ltd. .......................  80,059            442,054
WHK Group, Ltd. ..............  455,818           373,931
                                             ------------
TOTAL AUSTRALIA...............                 28,021,298
                                             ------------
AUSTRIA -- 0.8%
Austrian Airlines AG (a)(b)...  68,710            440,102
BWIN Interactive Entertainment
  AG (a)(b)...................  11,418            298,152
BWT AG........................  18,843            448,630
Eco Business-Immobilien AG
  (b).........................  107,432           537,219
Schoeller-Bleckmann Oilfield
  Equipment AG (a)............  13,277            792,605
                                             ------------
TOTAL AUSTRIA.................                  2,516,708
                                             ------------
BELGIUM -- 1.2%
AGFA-Gevaert NV (b)...........  67,142            420,627
Barco NV (a)..................  21,858            985,868
EVS Broadcast Equipment SA....  10,790            759,628
RHJ International (b).........  99,625            898,404
Tessenderlo Chemie NV.........  17,806            877,893
                                             ------------
TOTAL BELGIUM.................                  3,942,420
                                             ------------
CANADA -- 10.1%
AltaGas Income Trust..........  33,971            760,449
Anvil Mining, Ltd. (b)........  86,050            367,444
Aurelian Resources, Inc.
  (a)(b)......................  58,732            359,065
Biovail Corp. ................  42,405            402,832
Canadian Hydro Developers,
  Inc. (a)(b).................  254,405           988,236
Canadian Western Bank (a).....  58,480          1,095,675
CanWest Global Communications
  Corp. (a)(b)................  138,508           298,329
Celestica, Inc. (a)(b)........  121,480           760,964
Compton Petroleum Corp. (b)...  115,979           630,510
Corus Entertainment, Inc.
  (Class B) (a)...............  77,236          1,321,410
Denison Mines Corp. (a)(b)....  86,536            255,571
Dundee Corp. (b)..............  52,321            513,269
Dundee Real Estate Investment
  Trust.......................  57,116          1,601,955
DundeeWealth, Inc. ...........  51,605            505,275
First Calgary Petroleums, Ltd.
  (a)(b)......................  147,372           468,508
FirstService Corp. (b)........  37,016            537,902
FNX Mining Co., Inc. (b)......  64,739            685,629
Freehold Royalty Trust (a)....  47,640            766,219
Gammon Gold, Inc. (a)(b)......  61,325            435,481
GMP Capital Trust.............  55,727            528,337
Golden Star Resources, Ltd.
  (b).........................  276,682           416,376
Great Canadian Gaming Corp.
  (b).........................  69,078            412,571
Guardian Capital Group,
  Ltd. .......................  149,445           986,742
Highpine Oil & Gas, Ltd. (b)..  85,630            683,784
Home Capital Group, Inc. .....  30,854            914,128
HudBay Minerals, Inc. (b).....  61,220            403,642
Iamgold Corp. ................  166,617           919,904
Linamar Corp. ................  67,296            632,957
MacDonald Dettwiler &
  Associates, Ltd. (b)........  31,988            650,772
Major Drilling Group
  International, Inc. (b).....  18,752            523,299
Martinrea International, Inc.
  (b).........................  56,690            324,187
New Gold, Inc. (b)............  161,746           751,529
Novagold Resources, Inc. (a)..  94,234            619,541
NuVista Energy, Ltd. (b)......  79,465            934,267
Open Text Corp. (a)(b)........  24,593            816,760
Peyto Energy Trust............  61,540            885,593
ProEx Energy, Ltd. (b)........  70,876            887,283
Progress Energy Trust.........  93,177          1,056,041
Quebecor, Inc. (Class B) (a)..  27,072            640,388
Red Back Mining, Inc. (b).....  94,069            567,139
Russel Metals, Inc. ..........  47,284          1,022,886
Savanna Energy Services
  Corp. ......................  60,280            877,099
Stantec, Inc. (a)(b)..........  38,354            919,168
The Forzani Group, Ltd. ......  45,521            449,558
TriStar Oil & Gas, Ltd. (b)...  57,587            840,623
Uni-Select, Inc. .............  69,808          1,453,677


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Uranium One, Inc. (b).........  161,913      $    350,263
Westjet Airlines, Ltd. (b)....  45,315            500,801
                                             ------------
TOTAL CANADA..................                 33,724,038
                                             ------------
CHINA -- 3.0%
Allied Properties HK, Ltd. ...  2,248,791         289,630
Cafe de Coral Holdings,
  Ltd. .......................  907,867         1,578,523
Chow Sang Sang Holding
  International, Ltd. ........  572,939           326,156
Far East Consortium
  International, Ltd. ........  1,844,277         358,672
First Pacific, Co., Ltd. .....  946,000           497,103
Giordano International,
  Ltd. .......................  2,984,000       1,037,666
HKR International, Ltd. ......  1,508,779         555,759
Integrated Distribution
  Services Group, Ltd. .......  275,205           372,169
K Wah International Holdings,
  Ltd. .......................  1,403,565         307,310
Midland Holdings, Ltd. .......  1,790                 553
Miramar Hotel & Investment
  Co., Ltd. ..................  779,000           851,805
Peace Mark Holdings, Ltd. ....  524,228           101,276
Road King Infrastructure,
  Ltd. .......................  655,544           377,402
Techtronic Industries Co.,
  Ltd. .......................  805,000           733,011
Texwinca Holdings, Ltd. ......  1,192,050         982,583
VTech Holdings, Ltd. .........  71,000            411,496
Xinao Gas Holdings, Ltd. .....  548,000           734,022
Xinyi Glass Holdings Co.,
  Ltd. .......................  934,315           375,442
                                             ------------
TOTAL CHINA...................                  9,890,578
                                             ------------
DENMARK -- 1.0%
Bang & Olufsen A S (Class B)
  (a).........................  14,344            531,979
East Asiatic Co., Ltd. .......  20,133            830,063
GN Store Nord A/S (b).........  113,207           483,791
IC Companys A/S...............  15,093            262,830
NeuroSearch A/S (a)(b)........  13,576            587,838
SimCorp A S...................  4,466             515,392
                                             ------------
TOTAL DENMARK.................                  3,211,893
                                             ------------
FINLAND -- 2.4%
Amer Sports Oyj (Class A)
  (a).........................  59,022            704,695
Atria Group PLC...............  34,203            569,313
Citycon Oyj...................  146,272           472,560
Cramo Oyj (Class B) (a).......  32,535            303,907
Finnlines Oyj.................  81,676          1,345,738
HKScan Oyj....................  52,747            415,651
Lassila & Tikanoja Oyj (a)....  46,069            893,010
Poyry Oyj.....................  48,582            927,391
TietoEnator Oyj (a)...........  39,958            582,037
Vacon Oyj.....................  23,670            897,698
Vaisala Oyj (Class A).........  24,070            811,438
                                             ------------
TOTAL FINLAND.................                  7,923,438
                                             ------------
FRANCE -- 3.1%
Canal Plus....................  30,357            264,374
Carbone Lorraine SA (a).......  15,576            724,189
Club Mediterranee SA (b)......  15,632            532,250
GL Events SA..................  18,203            440,296
Groupe Steria SCA (a).........  18,761            408,466
IMS International Metal
  Service.....................  23,221            397,932
Ingenico SA...................  26,867            666,843
IPSOS.........................  32,736            950,921
Rhodia SA.....................  37,822            573,768
Rubis.........................  19,152          1,345,093
Saft Groupe SA................  19,343            759,677
Sequana Capital SA............  46,279            647,458
Societe de la Tour Eiffel.....  6,685             592,890
SOITEC (a)(b).................  55,500            292,343
Sperian Protection............  6,307             642,287
STEF-TFE......................  17,144            963,253
                                             ------------
TOTAL FRANCE..................                 10,202,040
                                             ------------
GERMANY -- 2.7%
Demag Cranes AG...............  17,239            673,897
Deutsche Wohnen AG (b)........  29,994            373,703
DIC Asset AG..................  21,520            299,258
Epcos AG......................  35,742            895,657
Gerresheimer AG...............  9,041             409,049
Gildemeister AG...............  35,910            597,726
Indus Holding AG..............  38,840            913,823
Jenoptik AG (a)(b)............  86,346            521,530
Kontron AG....................  48,821            493,750
KUKA AG (a)...................  29,266            708,710
Leoni AG......................  24,767            742,745
MLP AG........................  31,067            567,297
MTU Aero Engines Holding AG...  21,082            574,193
Patrizia Immobilien AG
  (a)(b)......................  106,165           319,127
Pfleiderer AG (a).............  31,227            375,467
Solar Millennium AG (b).......  12,398            376,335
                                             ------------
TOTAL GERMANY.................                  8,842,267
                                             ------------
GREECE -- 1.2%
Ellaktor SA...................  65,976            639,445
Fourlis Holdings SA...........  29,438            558,226
Hellenic Exchanges SA.........  47,155            543,138
Intracom Holdings SA (b)......  245,869           486,958
Michaniki SA..................  112,500           360,293
Minoan Lines Shipping SA......  103,745           655,764
Thessaloniki Port Authority
  SA..........................  23,083            596,593
                                             ------------
TOTAL GREECE..................                  3,840,417
                                             ------------
IRELAND -- 0.7%
C&C Group PLC.................  149,274           398,178
Fyffes PLC....................  807,453           362,940
Kingspan Group PLC............  69,005            620,339
McInerney Holdings PLC........  454,498           236,212
McInerney Holdings PLC........  58,881             30,174
Paddy Power PLC...............  36,518            628,877
Paddy Power PLC...............  13,334            232,060
                                             ------------
TOTAL IRELAND.................                  2,508,780
                                             ------------
ITALY -- 2.0%
Amplifon SpA..................  162,578           408,774
Astaldi SpA...................  125,371           832,964
Banca Popolare dell'Etruria e
  del Lazio Scrl (a)..........  123,375           956,609
Digital Multimedia
  Technologies SpA (a)(b).....  16,644            355,127
Esprinet SpA (a)..............  54,878            235,878
IMMSI SpA.....................  412,228           494,497
Interpump Group SpA...........  126,905           823,548
Permasteelisa SpA.............  60,397            954,413
Recordati SpA.................  107,748           658,365
Sorin SpA (b).................  538,929           553,750


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Tiscali SpA (a)(b)............  254,743      $    422,591
                                             ------------
TOTAL ITALY...................                  6,696,516
                                             ------------
JAPAN -- 30.5%
Alps Electric Co., Ltd. (a)...  101,236           775,254
Asahi Pretec Corp. (a)........  26,443            501,885
Atrium Co., Ltd. (a)..........  15                     62
Bank of the Ryukyus, Ltd. ....  77,400            638,651
Best Denki Co., Ltd. (a)......  128,769           479,101
Capcom Co., Ltd. (a)..........  45                  1,265
Central Glass Co., Ltd. ......  303,145           987,973
COMSYS Holdings Corp. (a).....  117,050           992,276
DA Office Investment Corp.
  (a).........................  179               649,131
Daifuku Co., Ltd. ............  70,000            427,919
Daihen Corp. (a)..............  140,000           485,282
Daiichi Chuo Kisen Kaisha
  (a).........................  75,834            339,294
Daimei Telecom Engineering
  Corp. (a)...................  76,000            602,760
Dainippon Screen Manufacturing
  Co., Ltd. (a)...............  143,000           453,925
DCM Japan Holdings Co., Ltd.
  (a).........................  99,333            685,829
Disco Corp. (a)...............  14,000            400,885
Don Quijote Co., Ltd. (a).....  43,800            775,623
DOUTOR NICHIRES Holdings Co.,
  Ltd. .......................  94,632          1,403,012
DTS Corp. (a).................  49,782            510,645
eAccess, Ltd. (a).............  1,148             637,988
EDION Corp. (a)...............  58,100            385,819
FCC Co., Ltd. ................  57,548            745,877
Fukuoka REIT Corp. ...........  179               912,156
Furukawa Co., Ltd. (a)........  406,387           558,871
Glory, Ltd. ..................  42,100            947,761
H2O Retailing Corp. (a).......  140,000           837,376
Hanwa Co., Ltd. ..............  210,000           708,143
Heiwa Real Estate Co., Ltd.
  (a).........................  182,000           634,296
Hitachi Kokusai Electric, Inc.
  (a).........................  84,372            500,677
Hitachi Zosen Corp. (a)(b)....  453,000           460,830
Horiba, Ltd. (a)..............  30,113            669,398
Hosiden Corp. (a).............  63,700            889,214
Iino Kaiun Kaisha, Ltd. (a)...  79,400            614,768
IT Holdings Corp. (b).........  53,308            760,216
Izumiya Co., Ltd. ............  149,000           804,192
Japan Airport Terminal Co.,
  Ltd. (a)....................  54,700            544,089
Japan Asia Investment Co.,
  Ltd. .......................  128,000           245,957
Japan Aviation Electronics
  Industry, Ltd. (a)..........  70,000            320,445
Japan Excellent, Inc. ........  146               636,726
Japan Logistics Fund, Inc. ...  142               835,963
Juki Corp. (a)................  332                   547
K's Holdings Corp. (a)........  29,700            533,769
Kanematsu Corp. (b)...........  437,698           408,158
Katakura Industries Co., Ltd.
  (a).........................  55,774            714,479
Kayaba Industry Co., Ltd.
  (a).........................  184,832           499,664
Keisei Electric Railway Co.,
  Ltd. (a)....................  243,230         1,319,648
Kenedix, Inc. (a).............  312               174,860
Kitz Corp. (a)................  76,000            347,195
Kiyo Holdings, Inc. ..........  652,000           927,349
Komori Corp. (a)..............  61,436            811,894
Kurabo Industries, Ltd. ......  400,000           689,493
Kyowa Exeo Corp. (a)..........  76,000            677,926
Makino Milling Machine Co.,
  Ltd. (a)....................  81,000            313,578
Marudai Food Co., Ltd. .......  315,656           666,010
Maruha Nichiro Holdings, Inc.
  (a).........................  446,485           723,359
Marusan Securities Co., Ltd.
  (a).........................  93,798            556,612
Meiji Dairies Corp. (a).......  255,451         1,345,049
Miraca Holdings, Inc. (a).....  46,000            883,907
Mitsubishi Rayon Co., Ltd. ...  193,000           467,207
Mitsui Mining & Smelting Co.,
  Ltd. .......................  369,000           844,600
Mitsui-Soko Co., Ltd. (a).....  177,000           783,592
Mitsumi Electric Co., Ltd. ...  34,800            852,258
Nabtesco Corp. (a)............  70,000            551,217
Nakanishi, Inc. ..............  6,583             558,065
Nankai Electric Railway Co.,
  Ltd. (a)....................  390,000         1,502,473
NET One Systems Co., Ltd.
  (a).........................  533               751,065
Neturen Co., Ltd. ............  122,303           756,870
New City Residence Investment
  Corp. (a)...................  278               387,548
Nihon Dempa Kogyo Co., Ltd.
  (a).........................  15,200            255,421
Nihon Kohden Corp. (a)........  37,300            683,005
Nikkiso Co., Ltd. ............  138,000           692,827
Nippon Accommodations Fund,
  Inc. .......................  150               712,099
Nippon Carbon Co., Ltd. (a)...  130,712           401,376
Nippon Konpo Unyu Soko Co.,
  Ltd. .......................  117,000         1,080,017
Nippon Light Metal Co., Ltd.
  (a).........................  836,000           952,819
Nippon Seiki Co., Ltd. .......  64,000            574,502
Nippon Shinyaku Co., Ltd. ....  115,000         1,083,219
Nippon Soda Co., Ltd. ........  152,000           599,896
Nippon Suisan Kaisha, Ltd.
  (a).........................  231,199           838,427
Nippon Thompson Co., Ltd. ....  121,000           500,344
Nishimatsu Construction Co.,
  Ltd. (a)....................  370,000           825,978
Nishimatsuya Chain Co., Ltd.
  (a).........................  66,093            621,927
Nitto Boseki Co., Ltd. .......  308,153           647,277
NOF Corp. ....................  242,000           795,535
NSD Co., Ltd. ................  52,808            423,300
Okasan Holdings, Inc. (a).....  155,682           733,208
Oki Electric Industry Co.,
  Ltd. (a)(b).................  596,000           611,915
Orix JREIT, Inc. .............  213             1,069,364
Osaka Securities Exchange Co.,
  Ltd. .......................  174               475,134
OSG Corp. (a).................  85,400            711,097
Park24 Co., Ltd. (a)..........  105,813           583,060
Point, Inc. (a)...............  13,970            525,035
Premier Investment Co. .......  267             1,116,639
Rengo Co., Ltd. ..............  79,000            527,584
Rohto Pharmaceutical Co.,
  Ltd. .......................  95,000          1,069,326
Ryohin Keikaku Co., Ltd. (a)..  18,703            905,509
Sakai Chemical Industry Co.,
  Ltd. .......................  201,565           533,507
Sanden Corp. (a)..............  273,000           902,586
Sankyu, Inc. (a)..............  166,000           581,661
Sanyo Shokai, Ltd. (a)........  101,000           515,631
Sanyo Special Steel Co., Ltd.
  (a).........................  112,937           572,318
Sato Corp. (a)................  68,600            897,522
Seiren Co., Ltd. .............  114,200           551,826
Shima Seiki Manufacturing,
  Ltd. (a)....................  38,925            742,459
Shimachu Co., Ltd. ...........  53,900          1,198,173
Shinko Electric Co., Ltd.
  (a).........................  248,000           756,860
Shochiku Co., Ltd. (a)........  228,000         1,228,427
Shoei Co., Ltd. ..............  61,700            584,658
SMK Corp. (a).................  138,343           437,840
Star Micronics Co., Ltd. .....  36,400            366,520
Sumitomo Osaka Cement Co.,
  Ltd. (a)....................  526,793           833,620
Sysmex Corp. (a)..............  57                  2,507


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Tadano, Ltd. (a)..............  74,526       $    449,269
Takara Holdings, Inc. (a).....  177,000         1,220,402
Takasago International Corp.
  (a).........................  201,694           957,507
Takefuji Corp. ...............  39,740            503,090
Takuma Co., Ltd. (a)..........  158,000           391,410
The Bank of Nagoya, Ltd. (a)..  142,000           765,073
The Bank of Okinawa, Ltd. ....  28,700          1,002,939
The Ehime Bank, Ltd. .........  373,000         1,036,453
The Eighteenth Bank, Ltd. ....  366,730           936,126
The Hokuetsu Bank, Ltd. (a)...  512,000         1,041,699
The Michinoku Bank, Ltd. .....  421,000           872,416
The Minato Bank, Ltd. ........  438,000           606,471
The Miyazaki Bank, Ltd. (a)...  340,000           999,199
The Musashino Bank, Ltd. (a)..  22,400            635,087
The Oita Bank, Ltd. ..........  222,000         1,141,732
The Tochigi Bank, Ltd. .......  150,000           785,570
The Tokushima Bank, Ltd. .....  161,000           586,888
The Tokyo Tomin Bank, Ltd.
  (a).........................  23,900            380,905
Toagosei Co., Ltd. (a)........  331,818           828,256
TOC Co., Ltd. (a).............  115,000           431,121
Toei Co., Ltd. ...............  182,000           860,585
Toho Pharmaceutical Co., Ltd.
  (a).........................  43,319            606,747
Toho Zinc Co., Ltd. (a).......  132,000           349,381
Tokai Tokyo Securities Co.,
  Ltd. (a)....................  142,000           469,477
Tokuyama Corp.................  80,000            450,619
Tokyo Dome Corp. .............  140,000           717,374
Tokyo Tatemono Co., Ltd. .....  114,000           522,941
Topy Industries, Ltd. ........  421,381         1,139,136
Toyo Corp/Chuo-ku (a).........  78,348            758,647
Toyo Tire & Rubber Co., Ltd.
  (a).........................  211,000           566,430
Toyobo Co., Ltd. (a)..........  570,788           935,498
Tsumura & Co. (a).............  43,900          1,108,199
Ulvac, Inc. (a)...............  26,100            715,405
Unitika, Ltd. (a).............  582,000           487,901
Yodogawa Steel Works, Ltd. ...  227,000           996,392
Zenrin Co., Ltd. (a)..........  32,477            381,470
                                             ------------
TOTAL JAPAN...................                101,169,696
                                             ------------
NETHERLANDS -- 2.3%
Aalberts Industries NV........  48,495            610,342
ASM International NV (a)(b)...  39,783            710,809
Crucell NV (b)................  42,926            657,829
Draka Holdings (a)............  15,876            320,900
Exact Holdings NV.............  27,556            700,588
Imtech NV.....................  30,546            616,137
James Hardie Industries NV....  231,365           907,029
KAS Bank NV...................  53,740          1,123,985
OPG Groep NV..................  87,023          1,189,365
Ordina NV.....................  53,812            401,367
Orthofix International N.V.
  (a)(b)......................  16,565            308,606
                                             ------------
TOTAL NETHERLANDS.............                  7,546,957
                                             ------------
NEW ZEALAND -- 0.7%
Fisher & Paykel Appliances
  Holdings, Ltd. (a)..........  543,974           581,312
Fisher & Paykel Healthcare
  Corp., Ltd. ................  354,286           693,319
Nuplex Industries, Ltd. ......  240,691           948,470
                                             ------------
TOTAL NEW ZEALAND.............                  2,223,101
                                             ------------
NORWAY -- 1.5%
Awilco Offshore ASA (b).......  204                 2,916
DET Norske Oljeselskap ASA
  (a)(b)......................  597,595           535,706
Ekornes ASA...................  69,818            938,811
Farstad Shipping ASA..........  6,578             131,286
Norske Skogindustrier ASA.....  145,353           582,661
Norwegian Property ASA (a)....  231,202           391,052
Songa Offshore ASA (b)........  70,420            655,092
Tomra Systems ASA.............  104,396           529,723
Veidekke ASA..................  140,638           742,165
Wavefield Inseis ASA (b)......  164,150           460,885
                                             ------------
TOTAL NORWAY..................                  4,970,297
                                             ------------
PORTUGAL -- 0.3%
Altri SGPS SA.................  104,809           324,031
F. Ramada Investimentos SGPS
  (b).........................  20,157             26,162
Semapa-Sociedade de
  Investimento e Gestao, SGPS,
  SA..........................  81,140            786,416
                                             ------------
TOTAL PORTUGAL................                  1,136,609
                                             ------------
SINGAPORE -- 2.6%
Bukit Sembawang Estates,
  Ltd. .......................  158,080           685,526
Haw Par Corp., Ltd. ..........  513,352         1,651,688
Hong Leong Finance, Ltd. .....  960,656         1,982,189
Mapletree Logistics Trust.....  2,229,965       1,138,613
Parkway Holdings, Ltd. .......  663,309           872,225
Suntec REIT Trust.............  1,362,000       1,105,071
Verigy, Ltd. (b)..............  35,529            578,412
WBL Corp., Ltd. ..............  45,000             97,573
Wing Tai Holdings, Ltd. ......  708,000           465,496
                                             ------------
TOTAL SINGAPORE...............                  8,576,793
                                             ------------
SOUTH KOREA -- 5.1%
Asiana Airlines...............  117,731           427,244
Cheil Communications, Inc. ...  4,130             769,916
Daewoo Motor Sales............  20,720            366,521
Daum Communications Corp.
  (b).........................  9,113             303,905
Dong-A Pharmaceutical Co.,
  Ltd. .......................  6,568             544,182
Eugene Investment & Securities
  Co., Ltd. ..................  308,100           403,329
Hana Tour Service, Inc. ......  13,120            273,933
Hanmi Pharm Co., Ltd. ........  5,587             541,596
Hansol Paper Co. (b)..........  40,010            520,450
Hanwha Chemical Corp. ........  52,290            467,900
Hanwha Securities Co. ........  49,060            325,183
Hite Brewery Co., Ltd. (b)....  3,423             623,936
Hotel Shilla Co., Ltd. .......  37,140            483,117
Humax Co., Ltd. ..............  34,727            323,691
Hyundai Department Store Co.,
  Ltd. .......................  10,520            801,889
Hyundai Marine & Fire
  Insurance Co., Ltd. ........  44,500            689,465
Jeonbuk Bank..................  118,119           606,767
Korean Reinsurance Co. .......  62,345            477,809
LG International Corp. .......  34,950            712,349
LG Life Sciences, Ltd. (b)....  12,526            526,176
LIG Insurance Co., Ltd. ......  30,090            605,814
LS Industrial Systems Co.,
  Ltd. .......................  11,448            465,717
MegaStudy Co., Ltd. ..........  2,894             426,085
Meritz Fire & Marine Insurance
  Co., Ltd. ..................  83,650            568,317
Meritz Securities Co., Ltd. ..  394,760           385,945
NCSoft Corp. .................  9,712             342,791
Orion Corp. (a)...............  3,327             532,011
Poongsan Corp. (b)............  62,961            521,654


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Poongsan Corp. ...............  8            $        104
Samsung Fine Chemicals Co.,
  Ltd. .......................  14,736            643,430
SFA Engineering Corp. ........  11,239            489,806
SK Chemicals Co., Ltd. .......  15,802            424,197
Ssangyong Motor Co. (a)(b)....  159,620           333,272
Yuhan Corp. ..................  4,807             856,295
                                             ------------
TOTAL SOUTH KOREA.............                 16,784,796
                                             ------------
SPAIN -- 2.1%
Amper, SA.....................  68,116            501,359
Campofrio Alimentacion SA.....  101,663         1,120,987
Construcciones y Auxiliar de
  Ferrocarriles SA............  2,920           1,025,805
Ercros SA (a)(b)..............  1,211,995         357,510
Faes Farma SA.................  89,008            668,884
General de Alquiler de
  Maquinaria (a)(b)...........  32,110            324,293
Parquesol Inmobiliaria y
  Proyectos SA................  36,354            714,905
Tubacex SA....................  135,290           843,756
Tubos Reunidos SA.............  161,641           599,410
Vidrala SA....................  35,940            856,194
                                             ------------
TOTAL SPAIN...................                  7,013,103
                                             ------------
SWEDEN -- 2.2%
Boliden AB Mines..............  141,160           574,945
Castellum AB..................  104,516           891,858
D Carnegie & Co. AB (a).......  52,041            373,174
Elekta AB (Class B) (a).......  59,488            996,052
Haldex AB.....................  74,802            742,898
Hemtex AB (a).................  43,290            235,921
Intrum Justitia AB (a)........  59,268            620,496
Kungsleden AB (a).............  90,711            567,208
New Wave Group AB (Class B)
  (a).........................  137,300           362,313
Q-Med AB (a)..................  81,335            348,774
TradeDoubler AB...............  33,340            282,107
Trelleborg AB (Class B).......  57,027            776,963
Wihlborgs Fastigheter AB......  52,737            712,841
                                             ------------
TOTAL SWEDEN..................                  7,485,550
                                             ------------
SWITZERLAND -- 2.3%
Basilea Pharmaceutica AG (b)..  5,101             750,649
Belimo Holding AG.............  1,355           1,196,388
Ciba Holding AG...............  23,598            999,692
Daetwyler Holding AG (b)......  17,407            967,961
Georg Fischer AG..............  1,702             604,144
Kudelski SA (a)...............  35,763            436,651
Kuoni Reisen Holding (Class
  B)..........................  2,545             976,009
Mobimo Holding AG (b).........  2,361             368,495
Temenos Group AG (a)(b).......  33,245            619,684
Valora Holding AG (a).........  4,677             880,131
                                             ------------
TOTAL SWITZERLAND.............                  7,799,804
                                             ------------
UNITED KINGDOM -- 11.6%
Bellway PLC...................  50,603            487,065
Berkeley Group Holdings PLC
  (b).........................  37,263            501,466
Bodycote International........  197,277           553,827
Bovis Homes Group PLC.........  98,895            664,558
Britvic PLC...................  125,428           453,286
Chemring Group PLC............  23,276            851,754
Chloride Group................  273,281           940,121
Connaught PLC.................  182,702         1,221,214
Croda International PLC.......  64,657            695,520
Dairy Crest Group PLC.........  94,923            676,782
Dimension Data Holdings PLC...  790,048           577,370
DS Smith PLC..................  178,705           342,422
DSG International PLC.........  759,682           646,580
Elementis PLC.................  487,240           573,197
Fenner PLC....................  193,229           606,181
Galliford Try PLC.............  338,723           271,690
Game Group PLC................  223,526           816,768
Helphire PLC (a)..............  162,174           398,912
Henderson Group PLC...........  277,379           538,911
Hiscox, Ltd. .................  126,721           552,261
HMV Group PLC (a).............  428,470           968,022
International Personal
  Finance.....................  156,845           693,329
Interserve PLC................  100,237           537,789
ITE Group PLC.................  278,364           600,365
Jardine Lloyd Thompson Group
  PLC.........................  67,887            534,843
Keller Group PLC..............  53,880            637,214
Kier Group PLC................  31,656            438,988
Laird Group PLC...............  110,489           485,952
Melrose PLC...................  309,364           791,296
Michael Page International
  PLC.........................  144,683           595,726
Mitchells & Butlers PLC.......  122,788           479,858
Mitie Group...................  260,847           960,114
Mondi PLC.....................  183,483           843,786
Morgan Crucible Co. ..........  160,889           449,522
Morgan Sindall PLC............  36,054            285,013
N Brown Group PLC.............  137,019           539,747
Northern Foods PLC............  512,948           585,154
PayPoint PLC..................  57,320            539,457
Persimmon PLC.................  113,845           808,140
Premier Farnell PLC...........  207,319           602,343
Premier Foods PLC.............  362,647           483,184
Rank Group PLC (b)............  447,648           564,521
Raymarine PLC.................  153,434           298,102
Redrow PLC....................  164,885           474,647
Restaurant Group PLC..........  182,470           404,115
RPS Group PLC.................  166,064           721,501
Senior PLC....................  360,041           545,491
Shaftesbury PLC (a)...........  115,731           871,552
Shanks Group PLC..............  184,709           625,545
SIG Plc.......................  71,510            491,051
Spectris PLC..................  60,914            721,488
SSL International PLC.........  107,847           861,679
St James's Place PLC..........  101,367           388,465
Taylor Wimpey PLC.............  532,798           334,764
Travis Perkins PLC............  50,322            474,045
Tullett Prebon PLC............  138,421           676,036
UK Coal PLC (b)...............  91,760            558,549
Ultra Electronics Holdings
  PLC.........................  23,578            529,535
Unite Group PLC...............  135,986           550,221
UTV Media PLC.................  147,902           331,512
Victrex PLC...................  83,981          1,070,297
Wetherspoon (J.D.) PLC........  86,388            360,318
WH Smith PLC..................  91,685            616,108
Wincanton PLC.................  128,224           425,679
Yell Group PLC................  330,818           451,095
                                             ------------
TOTAL UNITED KINGDOM..........                 38,576,043
                                             ------------
TOTAL COMMON STOCKS --


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
  (Cost $448,345,648).........               $324,603,142
                                             ------------
PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Draegerwerk AG & Co. KGaA
  (Cost $636,134).............  8,664             461,847
                                             ------------
WARRANTS -- 0.0% (D)
AUSTRALIA -- 0.0% (D)
Beach Petroleum, Ltd.
  (expiring 6/30/2010) (b)
  (Cost $0)...................  72,739              4,016
Buru Energy, Ltd.
  (expiring 10/10/2010) (b)(c)
  (Cost $0)...................  87,378                 --
                                             ------------
TOTAL AUSTRALIA...............                      4,016
                                             ------------
SWITZERLAND -- 0.0% (D)
Precious Woods Holding AG (b)
  (expiring 10/31/08)
  (Cost $0)...................  900                    32
                                             ------------
TOTAL WARRANTS --
  (Cost $0)...................                      4,048
                                             ------------
SHORT TERM INVESTMENTS -- 15.0%
UNITED STATES -- 15.0%
MONEY MARKET FUNDS -- 15.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............  48,309,606     48,309,606
STIC Prime Portfolio..........  1,417,167       1,417,167
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $49,726,773)..........                 49,726,773
                                             ------------
TOTAL INVESTMENTS -- 112.9%
  (Cost $498,708,555).........                374,795,810
OTHER ASSETS AND
  LIABILITIES -- (12.9)%......                (42,906,004)
                                             ------------
NET ASSETS -- 100.0%..........               $331,889,806
                                             ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Amount shown represents less than 0.05% of net assets.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 9.6%
Aristocrat Leisure, Ltd. ......  65,551      $   334,027
Australia & New Zealand Banking
  Group, Ltd. .................  4,952            73,240
Boral, Ltd. (a)................  84,941          410,049
Commonwealth Bank of Australia
  (a)..........................  741              24,911
Lend Lease Corp., Ltd. ........  80,123          580,188
Macquarie Group, Ltd. .........  2,071            60,443
National Australia Bank,
  Ltd. ........................  28,042          536,620
Perpetual, Ltd. (a)............  17,494          645,806
St. George Bank, Ltd. .........  1,216            27,433
Suncorp-Metway, Ltd. ..........  57,070          418,657
TABCORP Holdings, Ltd. ........  110,637         705,143
Wesfarmers, Ltd. (a)...........  12,961          291,169
Westpac Banking Corp. .........  3,107            52,643
                                             -----------
TOTAL AUSTRALIA................                4,160,329
                                             -----------
AUSTRIA -- 0.0% (B)
Immofinanz Immobilien Anlagen
  AG...........................  3,022            10,357
                                             -----------
BELGIUM -- 6.3%
Belgacom SA....................  19,373          720,718
Cofinimmo REIT.................  3,581           618,696
Compagnie Maritime Belge SA
  (a)..........................  19,409          772,084
Dexia SA (a)...................  52,441          552,459
KBC Ancora.....................  1,086            69,637
                                             -----------
TOTAL BELGIUM..................                2,733,594
                                             -----------
CANADA -- 15.2%
ARC Energy Trust...............  22,425          487,225
Bank of Montreal...............  2,481           107,225
Biovail Corp. (a)..............  119,225       1,132,593
Canadian Imperial Bank of
  Commerce (a).................  617              35,446
Enerplus Resources Fund........  26,959          985,353
Manitoba Telecom Services, Inc.
  (a)..........................  21,012          775,697
NAL Oil & Gas Trust............  72,837          858,397
National Bank of Canada........  660              30,201
Peyto Energy Trust.............  51,248          737,485
Precision Drilling Trust.......  15,348          252,624
Russel Metals, Inc. ...........  28,279          611,754
Vermilion Energy Trust.........  17,879          572,760
                                             -----------
TOTAL CANADA...................                6,586,760
                                             -----------
CZECH REPUBLIC -- 1.6%
Telefonica O2 Czech Republic
  AS...........................  29,174          679,700
                                             -----------
DENMARK -- 1.0%
D/S Norden A/S.................  8,569           400,881
Danske Bank A/S................  1,084            25,458
                                             -----------
TOTAL DENMARK..................                  426,339
                                             -----------
FINLAND -- 2.2%
Kesko Oyj (Class B)............  14,125          355,545
Outokumpu Oyj..................  12,898          200,376
Pohjola Bank PLC...............  1,866            26,578
SanomaWSOY Oyj (a).............  19,060          355,808
                                             -----------
TOTAL FINLAND..................                  938,307
                                             -----------
FRANCE -- 10.7%
AXA (a)........................  1,126            36,212
Credit Agricole SA.............  11,726          220,793
Euler Hermes SA (a)............  9,706           673,906
Fonciere des Regions (a).......  562              57,864
Gecina SA REIT.................  524              55,939
M6-Metropole Television........  39,948          866,384
Natixis (a)....................  3,648            11,734
PagesJaunes Groupe (a).........  80,727        1,104,450
Renault SA.....................  10,360          648,372
Societe Television Francaise 1
  (a)..........................  55,395          965,629
                                             -----------
TOTAL FRANCE...................                4,641,283
                                             -----------
GERMANY -- 3.3%
Deutsche Bank AG...............  8,156           567,489
Deutsche Lufthansa AG..........  45,570          883,337
                                             -----------
TOTAL GERMANY..................                1,450,826
                                             -----------
GREECE -- 0.6%
Diana Shipping, Inc. ..........  13,391          263,669
                                             -----------
IRELAND -- 2.8%
Allied Irish Banks PLC.........  32,242          262,675
Allied Irish Banks PLC.........  26,020          215,639
Bank of Ireland................  27,364          151,825
Irish Life & Permanent PLC.....  60,854          414,571
The Governor & Co. of the Bank
  of Ireland...................  30,981          171,894
                                             -----------
TOTAL IRELAND..................                1,216,604
                                             -----------
ISRAEL -- 1.4%
Delek Group, Ltd. .............  6,761           571,297
Mizrahi Tefahot Bank, Ltd. ....  3,170            20,213
                                             -----------
TOTAL ISRAEL...................                  591,510
                                             -----------
ITALY -- 11.9%
Alleanza Assicurazioni SpA.....  8,684            78,738
Arnoldo Mondadori Editore SpA..  160,517         802,674
Banca Popolare di Milano
  Scarl........................  65,483          545,446
Credito Emiliano SpA...........  3,593            30,155
Enel SpA.......................  100,753         833,569
Eni SpA........................  11,176          291,990
Intesa Sanpaolo................  114,062         536,728
Mediaset SpA...................  159,368       1,001,197
Milano Assicurazioni SpA.......  142,244         620,888
UniCredit SpA..................  104,592         381,612
Unione di Banche Italiane
  ScpA.........................  1,345            29,132
                                             -----------
TOTAL ITALY....................                5,152,129
                                             -----------
JAPAN -- 0.9%
Pacific Metals Co., Ltd. ......  55,000          388,546
                                             -----------
NETHERLANDS -- 3.2%
Aegon NV.......................  54,097          471,124
Eurocommercial Properties NV...  693              29,690
ING Groep NV...................  3,194            66,983
Koninklijke BAM Groep NV.......  59,033          749,603
SNS Reaal......................  4,239            47,396
                                             -----------
TOTAL NETHERLANDS..............                1,364,796
                                             -----------
NORWAY -- 0.0% (B)
DnB NOR ASA....................  2,441            18,331
                                             -----------
PORTUGAL -- 1.9%
Portugal Telecom, SGPS SA......  82,902          827,365
                                             -----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
SINGAPORE -- 3.7%
Frontline, Ltd. (a)............  17,830      $   826,315
Singapore Airlines, Ltd. ......  77,000          765,853
                                             -----------
TOTAL SINGAPORE................                1,592,168
                                             -----------
SOUTH AFRICA -- 2.8%
ABSA Group, Ltd. ..............  14,806          193,107
Anglo Platinum, Ltd. ..........  4,708           423,004
Massmart Holdings, Ltd. .......  20,188          182,848
Nedbank Group, Ltd. ...........  33,850          423,092
                                             -----------
TOTAL SOUTH AFRICA.............                1,222,051
                                             -----------
SPAIN -- 2.7%
Gestevision Telecinco SA (a)...  115,853       1,168,422
                                             -----------
SWEDEN -- 4.7%
Axfood AB (a)..................  11,891          318,901
Boliden AB Mines...............  125,739         512,135
NCC AB (B Shares)..............  86,891          841,152
Swedbank AB (Class A) (a)......  6,480            81,549
Volvo AB (Class B).............  33,664          296,918
                                             -----------
TOTAL SWEDEN...................                2,050,655
                                             -----------
TAIWAN -- 0.5%
Siliconware Precision
  Industries Co. ADR...........  38,153          220,143
                                             -----------
THAILAND -- 1.6%
Siam Cement PCL................  82,795          327,852
Siam Cement PCL................  100,800         381,277
                                             -----------
TOTAL THAILAND.................                  709,129
                                             -----------
TURKEY -- 1.3%
Tupras-Turkiye Petrol
  Rafinerileri AS..............  30,404          564,543
                                             -----------
UNITED KINGDOM -- 9.3%
Barclays PLC ADR...............  18,767          463,545
HSBC Holdings PLC..............  2,115            33,967
IMI PLC........................  48,281          321,213
Lloyds TSB Group PLC ADR.......  18,687          312,633
Marks & Spencer Group PLC......  82,816          297,445
Next PLC.......................  22,228          403,730
Tate & Lyle PLC................  50,174          340,738
United Utilities Group PLC.....  22,841          282,955
William Hill PLC...............  75,997          316,301
Wolseley PLC...................  169,630       1,260,072
                                             -----------
TOTAL UNITED KINGDOM...........                4,032,599
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $52,992,945)...........               43,010,155
                                             -----------
SHORT TERM INVESTMENTS -- 12.6%
UNITED STATES -- 12.6%
MONEY MARKET FUNDS -- 12.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).............  4,529,771     4,529,771
STIC Prime Portfolio...........  954,124         954,124
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,483,895)............                5,483,895
                                             -----------
TOTAL INVESTMENTS -- 111.8%
  (Cost $58,476,840)...........               48,494,050
OTHER ASSET AND
  LIABILITIES -- (11.8)%.......               (5,125,291)
                                             -----------
NET ASSETS -- 100.0%...........              $43,368,759
                                             ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Amount shown represents less than 0.05% of net assets.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
 ADR = American Depositary Receipt




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 93.6%
AUSTRALIA -- 6.5%
Amcor, Ltd. ....................  2,024     $    8,621
Aquila Resources, Ltd. (a)......  355            2,576
Aristocrat Leisure, Ltd. .......  1,665          8,484
Arrow Energy, Ltd. (a)..........  1,938          4,433
Asciano Group...................  1,760          4,387
Bendigo and Adelaide Bank,
  Ltd. .........................  780            7,137
Boral, Ltd. ....................  5,839         28,188
Caltex Australia, Ltd. .........  667            6,498
CFS Retail Property Trust (b)...  24,141        42,845
Cochlear, Ltd. .................  423           19,786
Computershare, Ltd. ............  917            6,727
CSR, Ltd. ......................  9,149         17,898
Dexus Property Group............  28,852        32,545
Felix Resources, Ltd. ..........  274            3,670
GPT Group.......................  4,242          5,856
Harvey Norman Holdings, Ltd. ...  6,536         15,931
Macquarie Airports..............  2,670          5,686
Metcash, Ltd. ..................  9,298         29,117
Mirvac Group....................  9,617         18,510
OZ Minerals, Ltd. ..............  305              386
Paladin Energy, Ltd. (a)(b).....  3,124          9,610
Queensland Gas Co., Ltd. (a)....  1,405          4,488
Sonic Healthcare, Ltd. .........  2,791         28,840
TABCORP Holdings, Ltd. .........  1,314          8,375
Tatts Group, Ltd. ..............  3,914          7,348
Toll Holdings, Ltd. ............  2,351         12,870
                                            ----------
TOTAL AUSTRALIA.................               340,812
                                            ----------
AUSTRIA -- 0.6%
Andritz AG......................  600           25,284
Wienerberger AG.................  236            6,292
                                            ----------
TOTAL AUSTRIA...................                31,576
                                            ----------
BELGIUM -- 0.5%
Ackermans & Van Haaren NV.......  292           26,053
                                            ----------
CANADA -- 8.0%
Alimentation Couche Tard,
  Inc. .........................  1,440         18,894
Canadian Tire Corp., Ltd. ......  172            7,927
Eldorado Gold Corp. (a).........  716            4,472
Equinox Minerals, Ltd. (a)......  2,977          7,056
Fairfax Financial Holdings,
  Ltd. .........................  96            30,803
Finning International, Inc. ....  1,536         30,165
First Quantum Minerals, Ltd. ...  149            5,606
Fortis, Inc. ...................  1,440         32,560
Franco-Nevada Corp. ............  320            6,035
Gildan Activewear, Inc. (a)(b)..  864           19,219
Inmet Mining Corp. .............  288           13,425
Ivanhoe Mines, Ltd. (a).........  862            5,229
Methanex Corp. .................  864           16,944
Metro, Inc. ....................  1,248         36,247
Niko Resources, Ltd. ...........  288           16,476
Nortel Networks, Corp. (a)......  1,451          3,193
Oilexco, Inc. (a)...............  1,152         11,323
Onex Corp. .....................  1,056         27,284
OPTI Canada, Inc. (a)...........  1,632         18,034
Pan American Silver Corp. (a)...  576           12,547
Petrobank Energy & Resources,
  Ltd. (a)......................  384           14,573
Sherritt International Corp. ...  1,921         10,281
Silver Wheaton Corp. (a)........  738            5,990
Sino-Forest Corp. (a)...........  864           10,898
Thompson Creek Metals Co., Inc.
  (a)...........................  401            3,719
TMX Group, Inc. (b).............  576           15,711
Trican Well Service, Ltd. ......  1,056         15,892
UTS Energy Corp. (a)............  2,593          3,097
Viterra, Inc. (a)...............  1,152         11,019
                                            ----------
TOTAL CANADA....................               414,619
                                            ----------
CHINA -- 3.1%
Chinese Estates Holdings,
  Ltd. .........................  10,000        12,210
Hengan International Group Co.,
  Ltd. .........................  6,000         16,923
Hopewell Holdings...............  9,000         32,224
NWS Holdings, Ltd. .............  6,000         10,664
Pacific Basin Shipping, Ltd. ...  14,000        11,360
PCCW, Ltd. .....................  47,000        19,371
Television Broadcasts, Ltd. ....  6,000         25,269
The Link REIT...................  15,310        31,589
                                            ----------
TOTAL CHINA.....................               159,610
                                            ----------
CYPRUS -- 0.2%
ProSafe SE (a)..................  2,161         11,550
                                            ----------
DENMARK -- 1.9%
D/S Norden A/S..................  156            7,298
DSV A/S.........................  1,632         25,424
Genmab A/S (a)..................  114            6,439
Jyske Bank A/S (a)..............  557           27,421
Rockwool International A/S......  56             4,691
Sydbank A/S.....................  912           26,827
                                            ----------
TOTAL DENMARK...................                98,100
                                            ----------
FINLAND -- 1.4%
Elisa Oyj.......................  1,056         20,381
Kesko Oyj (Class B).............  250            6,293
Orion Oyj (Class B).............  1,170         19,639
Outokumpu Oyj...................  290            4,505
Outotec Oyj.....................  409           10,789
YIT Oyj.........................  1,076         11,033
                                            ----------
TOTAL FINLAND...................                72,640
                                            ----------
FRANCE -- 3.9%
Atos Origin SA..................  509           22,092
Bourbon SA......................  571           28,024
Groupe Eurotunnel SA (a)........  651            7,626
Neopost SA......................  362           33,738
Nexans SA.......................  216           18,805
SCOR SE.........................  1,162         22,198
UbiSoft Entertainment SA (a)....  206           14,121
Valeo SA (b)....................  772           23,043
Zodiac SA (b)...................  731           34,398
                                            ----------
TOTAL FRANCE....................               204,045
                                            ----------
GERMANY -- 2.9%
Bilfinger Berger AG.............  347           17,869
IVG Immobilien AG...............  757            7,220
Kloeckner & Co. AG..............  470           10,609
Lanxess AG......................  704           19,145
Nordex AG (a)...................  366            9,855
Premiere AG (a).................  240            3,186
Rhoen-Klinikum AG...............  865           25,030
SGL Carbon AG (a)...............  418           16,017
Stada Arzneimittel AG...........  411           16,326


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Symrise AG......................  826       $   13,923
United Internet AG..............  1,076         11,456
                                            ----------
TOTAL GERMANY...................               150,636
                                            ----------
GREECE -- 0.9%
Alapis Holding Industrial and
  Commercial SA.................  2,509          5,251
Intralot SA.....................  1,665         13,939
Titan Cement Co. SA.............  895           29,166
                                            ----------
TOTAL GREECE....................                48,356
                                            ----------
IRELAND -- 0.8%
Dragon Oil PLC(a)...............  967            2,988
Irish Life & Permanent PLC......  1,505         10,253
Kerry Group PLC (Class A).......  1,061         30,999
                                            ----------
TOTAL IRELAND...................                44,240
                                            ----------
ITALY -- 2.3%
Banca Popolare di Milano Scarl..  1,846         15,377
Davide Campari-Milano SpA.......  4,654         37,295
Milano Assicurazio..............  2,378         10,555
Parmalat SpA....................  5,734         13,370
Saras SpA.......................  1,682          6,928
Societa Cattolica di
  Assicurazioni Scrl............  856           39,053
                                            ----------
TOTAL ITALY.....................               122,578
                                            ----------
JAPAN -- 24.5%
Acom Co., Ltd. .................  190            6,425
Advantest Corp. ................  200            4,107
Alfresa Holdings Corp. (b)......  300           14,327
Amada Co., Ltd. ................  4,000         21,363
Benesse Corp. ..................  700           28,286
Casio Computer Co., Ltd. .......  1,800         16,650
Cosmo Oil Co., Ltd. ............  9,000         21,024
Credit Saison Co., Ltd. ........  1,200         19,114
Daido Steel Co., Ltd. ..........  3,000         15,485
Elpida Memory, Inc. (a).........  200            3,615
Fuji Heavy Industries, Ltd. ....  8,000         39,260
Fukuoka Financial Group, Inc. ..  6,000         21,419
Hirose Electric Co., Ltd. ......  300           28,088
Hokuhoku Financial Group,
  Inc. .........................  9,000         19,328
Ibiden Co., Ltd. ...............  300            7,036
Idemitsu Kosan Co., Ltd. .......  300           23,934
Isetan Mitsukoshi Holdings, Ltd.
  (a)(b)........................  2,200         25,323
J Front Retailing Co., Ltd. ....  5,000         28,211
Japan Real Estate Investment
  Corp. ........................  4             31,498
Kajima Corp. (b)................  8,000         23,586
Keihin Electric Express Railway
  Co., Ltd. (b).................  6,000         38,996
Konami Corp. ...................  800           19,630
Kuraray Co., Ltd. (b)...........  3,500         33,989
Kurita Water Industries, Ltd. ..  400            9,061
Marui Group Co., Ltd. (b).......  3,500         25,715
Mediceo Paltac Holdings Co.,
  Ltd. .........................  1,500         18,127
Minebea Co., Ltd. ..............  4,000         14,694
Mitsubishi Gas Chemical Co.,
  Inc. (b)......................  4,000         18,914
Mitsui Chemicals, Inc. .........  2,000          8,628
Mitsui Engineering &
  Shipbuilding Co., Ltd. .......  7,000         12,791
Namco Bandai Holdings, Inc.
  (b)...........................  1,800         19,413
NGK Spark Plug Co., Ltd. (b)....  2,000         19,140
Nippon Sheet Glass Co., Ltd.
  (b)...........................  6,000         30,236
Nisshin Steel Co., Ltd. (b).....  7,000         13,187
Nitto Denko Corp. ..............  400            9,928
NTN Corp. ......................  5,000         25,526
Obayashi Corp. (b)..............  6,000         29,558
Promise Co., Ltd. (b)...........  600           11,388
Sanyo Electric Co., Ltd. (a)....  12,000        20,233
SBI Holdings, Inc. .............  63             9,026
Shimano, Inc. ..................  700           23,803
Shimizu Corp. ..................  5,000         23,219
Showa Denko K.K.................  10,000        20,440
Showa Shell Sekiyu K.K..........  3,600         34,384
Sojitz Corp. ...................  2,900          6,501
Stanley Electric Co., Ltd. .....  1,400         20,071
Suzuken Co., Ltd. ..............  100            3,024
Taisei Corp. (b)................  10,000        25,620
Takashimaya Co., Ltd. ..........  3,000         25,658
The Bank of Kyoto, Ltd. (b).....  3,000         29,671
The Furukawa Electric Co.,
  Ltd. .........................  7,000         29,935
The Gunma Bank, Ltd. (b)........  5,000         27,881
The Hachijuni Bank, Ltd. (b)....  6,000         31,140
The Joyo Bank, Ltd. (b).........  6,000         26,619
THK Co., Ltd. (b)...............  1,300         19,751
Tobu Railway Co., Ltd. (b)......  10,000        48,133
Trend Micro, Inc. ..............  500           18,603
Ube Industries, Ltd. ...........  8,000         21,024
Yamaha Corp. ...................  1,500         25,248
Yaskawa Electric Corp. .........  2,000         10,983
Yokogawa Electric Corp. (b).....  2,700         16,760
                                            ----------
TOTAL JAPAN.....................             1,274,727
                                            ----------
LUXEMBOURG -- 0.4%
Acergy SA.......................  560            5,446
Oriflame Cosmetics SA SDR.......  336           15,300
                                            ----------
TOTAL LUXEMBOURG................                20,746
                                            ----------
NETHERLANDS -- 3.3%
Boskalis Westminster NV.........  426           19,842
Chicago Bridge & Iron Co. NV....  576           11,082
Core Laboratories NV............  192           19,453
Gemalto NV (a)..................  761           26,927
Koninklijke BAM Groep NV........  987           12,533
Qiagen NV (a)...................  1,185         23,153
Randstad Holding NV.............  330            8,555
SBM Offshore NV.................  613           12,933
TomTom NV (a)...................  190            3,416
Wereldhave NV...................  341           32,897
                                            ----------
TOTAL NETHERLANDS...............               170,791
                                            ----------
NORWAY -- 0.6%
Marine Harvest (a)..............  8,159          3,961
Petroleum Geo-Services ASA
  (a)(b)........................  988           12,717
Storebrand ASA..................  3,073         17,724
                                            ----------
TOTAL NORWAY....................                34,402
                                            ----------
PORTUGAL -- 0.5%
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA (b)........  3,296         24,028
                                            ----------
SINGAPORE -- 3.0%
CapitaMall Trust................  14,000        22,033
Fraser and Neave, Ltd. .........  13,000        32,279
Frontline, Ltd. (b).............  384           17,796


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Singapore Press Holdings, Ltd.
  (b)...........................  20,000    $   55,676
Venture Corp., Ltd. ............  5,000         26,929
                                            ----------
TOTAL SINGAPORE.................               154,713
                                            ----------
SOUTH KOREA -- 4.6%
Cheil Industries, Inc. .........  520           22,274
CJ CheilJedang Corp. (a)........  58             9,251
Daewoo Engineering &
  Construction Co., Ltd. .......  500            5,593
Doosan Corp. (a)................  96             9,306
GS Holdings Corp. ..............  230            5,746
Hanjin Heavy Industries &
  Construction Co., Ltd. .......  100            2,863
Hanjin Shipping Co., Ltd. ......  500           11,206
Hanwha Corp. ...................  310           11,430
Hyundai Development Co. ........  200            7,208
Hyundai Mipo Dockyard Co.,
  Ltd. .........................  36             5,041
Hyundai Securities Co., Ltd. ...  1,000          9,611
KCC Corp. ......................  38            11,586
Kia Motors Corp. (a)............  430            5,219
Korea Express Co., Ltd. (a).....  110            8,795
Korea Investment Holdings Co.,
  Ltd. .........................  327            8,534
Korea Line Corp. ...............  20             2,494
Korea Zinc Co., Ltd. ...........  39             3,060
Mirae Asset Securities Co.,
  Ltd. .........................  144           12,050
Samsung Electro-Mechanics Co.,
  Ltd. .........................  539           16,657
Samsung Engineering Co., Ltd. ..  202           12,201
Samsung SDI Co., Ltd. (a).......  289           20,640
Samsung Securities Co., Ltd. ...  159            9,551
Samsung Techwin Co., Ltd. ......  346            7,425
STX Corp Co., Ltd. .............  80             2,399
STX Shipbuilding Co., Ltd. .....  260            4,836
Woori Investment & Securities
  Co., Ltd. ....................  900           13,497
                                            ----------
TOTAL SOUTH KOREA...............               238,473
                                            ----------
SPAIN -- 2.6%
Bolsas y Mercados Espanoles
  (b)...........................  518           13,119
Ebro Puleva SA..................  2,419         37,852
Indra Sistemas, SA..............  1,789         42,167
SOS Cuetara SA..................  2,413         40,673
                                            ----------
TOTAL SPAIN.....................               133,811
                                            ----------
SWEDEN -- 1.7%
Electrolux AB (Class B) (a).....  922           10,545
Getinge AB (Class B)............  1,536         31,060
Husqvarna AB (Class B)..........  851            6,255
Kinnevik Investment AB (Class
  B)............................  575            6,638
Lundin Petroleum AB (a).........  1,655         13,411
Meda AB (Class A)...............  563            5,370
Modern Times Group AB (Class
  B)............................  383           13,485
                                            ----------
TOTAL SWEDEN....................                86,764
                                            ----------
SWITZERLAND -- 4.3%
Aryzta AG (a)...................  284           11,525
Baloise Holding AG..............  197           13,212
Banque Cantonale Vaudoise.......  15             4,452
Basellandschaftliche
  Kantonalbank..................  31            27,067
Clariant AG (a).................  1,013          9,685
EFG International AG............  261            7,449
Nobel Biocare Holding AG........  503           16,625
OC Oerlikon Corp AG (a).........  20             3,906
Panalpina Welttransport Holding
  AG............................  67             4,422
Petroplus Holdings AG (a).......  357           13,468
PSP Swiss Property AG (a).......  884           51,128
Sika AG.........................  21            23,561
Sonova Holding AG...............  160           10,274
Straumann Holding AG............  23             6,318
Sulzer AG.......................  202           21,259
                                            ----------
TOTAL SWITZERLAND...............               224,351
                                            ----------
UNITED KINGDOM -- 15.0%
Admiral Group PLC...............  1,339         24,225
Aggreko PLC.....................  2,234         21,642
Alliance & Leicester PLC........  1,828          8,724
Autonomy Corp. PLC (a)..........  1,138         20,751
Babcock International Group
  PLC...........................  2,119         18,847
Balfour Beatty PLC..............  3,436         18,373
Bunzl PLC.......................  1,374         16,090
Charter PLC.....................  1,111         12,248
Cobham PLC......................  9,205         31,158
Cookson Group PLC...............  1,763         14,644
Dana Petroleum PLC (a)..........  259            5,461
De La Rue PLC...................  1,398         22,477
Drax Group PLC..................  2,718         36,432
easyJet PLC (a).................  652            3,661
Enodis PLC......................  850            4,765
FirstGroup PLC..................  1,332         12,643
Friends Provident PLC...........  6,782         11,375
GKN PLC.........................  1,783          6,221
Hays PLC........................  11,468        16,353
Home Retail Group PLC...........  2,584         10,686
Imperial Energy Corp. PLC (a)...  366            6,635
Inchcape PLC....................  4,019         13,432
Informa PLC.....................  3,667         20,573
Inmarsat PLC....................  3,426         29,541
Intercontinental Hotels Group
  PLC...........................  638            7,824
Intermediate Capital Group PLC..  914           19,566
Intertek Group PLC..............  1,424         21,156
Invensys PLC (a)................  2,717          9,940
Investec PLC....................  3,559         19,174
ITV PLC.........................  11,127         8,330
Logica PLC......................  11,012        21,199
London Stock Exchange Group
  PLC...........................  717           11,029
Next PLC........................  490            8,900
Pennon Group PLC................  2,942         30,651
Petrofac, Ltd. .................  531            5,518
Randgold Resources, Ltd. .......  233            9,328
Rentokil Initial PLC............  5,216          6,415
Rexam PLC.......................  2,074         14,528
Serco Group PLC.................  3,833         24,698
Signet Jewelers, Ltd. ..........  1,100         25,718
SOCO International PLC (a)......  173            4,558
Subsea 7, Inc. (a)..............  697            9,207
Tate & Lyle PLC.................  1,364          9,263
Thomas Cook Group PLC...........  1,197          4,726
Thomson Reuters PLC.............  495           10,950
Tomkins PLC.....................  8,410         23,048
Tui Travel PLC..................  7,025         26,984
United Business Media PLC.......  2,082         18,184
Venture Production PLC..........  424            4,595
Virgin Media, Inc. .............  879            6,944
William Hill PLC................  3,513         14,621
Wolseley PLC....................  2,229         16,558
                                            ----------
TOTAL UNITED KINGDOM............               780,569
                                            ----------


See accompanying notes to financial statements.

                                       130

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
UNITED STATES -- 0.1%
WABCO Holdings, Inc. ...........  159       $    5,651
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $6,414,876).............             4,873,841
                                            ----------
PREFERRED STOCKS -- 0.2%
ITALY -- 0.1%
Istituto Finanziario Industriale
  SpA (a).......................  577            6,257
                                            ----------
SOUTH KOREA -- 0.1%
Daewoo Securities Co., Ltd. ....  790            4,248
                                            ----------
TOTAL PREFERRED STOCKS --
  (Cost $10,270)................                10,505
                                            ----------
SHORT TERM INVESTMENTS -- 9.2%
UNITED STATES -- 9.2%
MONEY MARKET FUNDS -- 9.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..............  479,486      479,486
STIC Prime Portfolio............  1,545          1,545
                                            ----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $481,031)...............               481,031
                                            ----------
TOTAL INVESTMENTS -- 103.0%
  (Cost $6,906,177).............             5,365,377
OTHER ASSETS AND
  LIABILITIES -- (3.0)%.........              (157,717)
                                            ----------
NET ASSETS -- 100.0% ...........            $5,207,660
                                            ==========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

                                       131

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 84.7%
ARGENTINA -- 0.9%
Banco Macro SA ADR.............  3,523       $   65,175
MercadoLibre, Inc. ............  1,191           24,237
                                             ----------
TOTAL ARGENTINA................                  89,412
                                             ----------
BRAZIL -- 3.5%
BR Malls Participacoes SA (a)..  6,128           36,534
Brasil Ecodiesel Industria e
  Comercio de Biocombustiveis e
  Oleos Vegetais SA (a)........  17,199          12,215
Diagnosticos da America SA.....  3,330           43,935
Eternit SA.....................  13,811          42,243
Lupatech SA (a)................  2,291           42,757
PDG Realty SA Empreendimentos e
  Participacoes................  4,601           32,082
Sao Martinho SA (a)............  3,947           37,752
Terna Participacoes SA.........  3,605           45,788
Totvs SA.......................  2,120           49,457
                                             ----------
TOTAL BRAZIL...................                 342,763
                                             ----------
CHILE -- 2.8%
Almendral SA...................  483,345         39,022
Companiha SudAmericana de
  Vapores SA...................  33,723          35,485
La Polar SA....................  16,991          48,704
Masisa SA......................  583,532         84,163
Vina Concha Y Toro SA..........  41,363          73,091
                                             ----------
TOTAL CHILE....................                 280,465
                                             ----------
CHINA -- 7.1%
Anhui Expressway Co., Ltd. ....  98,000          50,866
Brilliance China Automotive
  Holdings, Ltd. (a)...........  282,000         20,339
Chaoda Modern Agriculture
  Holdings, Ltd. ..............  78,000          65,097
China Green Holdings, Ltd. ....  45,000          35,991
China Hongxing Sports, Ltd. ...  113,000         23,316
China Huiyuan Juice Group,
  Ltd. ........................  62,500          76,471
China Medical Technologies,
  Inc. ADR.....................  1,063           34,633
China Power International
  Development, Ltd. ...........  248,000         50,467
Great Wall Motor Co., Ltd. ....  40,000          16,692
Home Inns & Hotels Management
  Inc. ADR (a).................  2,808           39,172
Huangshan Tourism Development
  Co., Ltd. ...................  19,900          18,169
Inner Mongolia Eerduosi
  Cashmere Products Co.,
  Ltd. ........................  39,900          28,209
Jiangsu Xincheng Real Estate
  Co., Ltd. ...................  27,700          10,664
Ports Design, Ltd. ............  27,500          49,586
Shenzhen International
  Holdings, Ltd. ..............  700,000         38,316
Sohu.com, Inc. (a).............  1,210           67,457
TPV Technology, Ltd. ..........  116,000         35,109
Zhuzhou CSR Times Electric Co.,
  Ltd. ........................  55,000          38,677
                                             ----------
TOTAL CHINA....................                 699,231
                                             ----------
CZECH REPUBLIC -- 0.5%
Philip Morris CR AS............  174             52,865
                                             ----------
EGYPT -- 2.0%
Eastern Tobacco................  630             28,833
Egyptian for Tourism Resorts...  28,906          15,452
Egyptian Kuwait Holding Co. ...  15,659          36,485
El Ezz Steel Rebars SAE........  3,033           10,255
ElSwedy Cables Holding Co. ....  1,523           28,715
Misr Beni Suef Cement Co. .....  2,005           24,776
Olympic Group Financial
  Investments..................  2,196           14,070
Six of October Development &
  Investment Co. (a)...........  632             12,484
Suez Cement Co. ...............  4,039           22,929
                                             ----------
TOTAL EGYPT....................                 193,999
                                             ----------
INDIA -- 6.2%
Amtek Auto, Ltd. ..............  7,096           24,930
Anant Raj Industries, Ltd. ....  9,008           21,482
Ashok Leyland, Ltd. ...........  61,766          34,917
Bharat Forge, Ltd. ............  10,887          42,653
CESC, Ltd. ....................  4,506           26,385
Divi's Laboratories, Ltd. .....  1,858           52,617
Essar Oil, Ltd. (a)............  10,716          36,484
GTL, Ltd. .....................  7,359           25,697
India Cements, Ltd. ...........  9,556           25,220
IVRCL Infrastructures &
  Projects, Ltd. ..............  5,316           26,481
Lanco Infratech, Ltd. (a)......  5,719           22,029
Moser Baer India, Ltd. ........  13,801          31,942
Mphasis, Ltd. .................  12,009          47,560
Nagarjuna Construction, Co.,
  Ltd. ........................  11,764          23,796
Patni Computer Systems, Ltd. ..  8,291           31,388
Sintex Industries, Ltd. .......  4,408           26,468
United Phosphorus, Ltd. .......  7,754           51,677
Yes Bank, Ltd. (a).............  20,589          53,703
                                             ----------
TOTAL INDIA....................                 605,429
                                             ----------
INDONESIA -- 2.2%
Bank Internasional Indonesia
  Tbk PT.......................  884,000         29,061
Bank Panin Indonesia Tbk PT
  (a)..........................  843,500         67,981
Energi Mega Persada Tbk PT
  (a)..........................  391,000         21,561
Indofood Sukses Makmur Tbk PT..  247,500         51,442
Lippo Karawaci Tbk PT..........  606,500         45,021
                                             ----------
TOTAL INDONESIA................                 215,066
                                             ----------
ISRAEL -- 5.3%
Clal Industries, Ltd. .........  18,567          63,934
Elbit Imaging, Ltd. ...........  1,188           22,955
Elbit Systems, Ltd. ...........  1,815           96,311
First International Bank of
  Israel, Ltd. (a).............  5,721           50,404
IDB Development Corp., Ltd. ...  294              3,988
Koor Industries, Ltd. .........  1,191           49,357
NICE Systems, Ltd. (a).........  3,279           95,037
Orbotech, Ltd. ................  5,592           44,680
Osem Investments, Ltd. ........  7,664           98,046
                                             ----------
TOTAL ISRAEL...................                 524,712
                                             ----------
JORDAN -- 0.4%
Jordan Petroleum Refinery......  2,459           40,087
                                             ----------
MALAYSIA -- 6.7%
Alliance Financial Group Bhd...  100,800         72,617
Bursa Malaysia Bhd.............  31,100          57,367
Gamuda Bhd.....................  101,400         62,740
IGB Corp. Bhd..................  188,800         75,685
KNM Group Bhd..................  162,650         59,532
Kulim Malaysia Bhd.............  33,000          52,723
Malaysian Bulk Carriers Bhd....  45,200          40,178
Media Prima Bhd................  95,700          36,417


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Sarawake Energy Bhd............  127,700     $   87,915
SP Setia Bhd...................  90,100          81,136
UEM World Bhd (a)..............  43,400          30,005
                                             ----------
TOTAL MALAYSIA.................                 656,315
                                             ----------
MEXICO -- 3.4%
Consorcio ARA, SAB de CV (b)...  62,577          34,742
Grupo Aeroportuario del Sureste
  SAB de CV....................  16,104          78,766
Industrias CH SAB, (Series B)
  (a)..........................  13,708          50,403
Mexichem SAB de CV (b).........  31,800          57,595
Promotora y Operadora de
  Infraestructura SAB de CV
  (a)..........................  16,598          31,723
TV Azteca SAB de CV............  126,354         79,004
                                             ----------
TOTAL MEXICO...................                 332,233
                                             ----------
MOROCCO -- 1.4%
Banque Centrale Populaire......  236             73,014
Societe Anonyme Marocaine de
  1'Industrie du Raffinage.....  742             63,895
                                             ----------
TOTAL MOROCCO..................                 136,909
                                             ----------
PAKISTAN -- 1.5%
Bank Al Habib, Ltd. ...........  76,400          33,333
EFU General Insurance, Ltd. ...  4,600            9,599
Hub Power Co., Ltd. ...........  178,500         48,953
Lucky Cement, Ltd. (a).........  26,000          19,195
Pakistan Oil Fields, Ltd. .....  10,700          33,297
                                             ----------
TOTAL PAKISTAN.................                 144,377
                                             ----------
PERU -- 0.4%
Sociedad Minera El Brocal SA...  3,824           38,607
                                             ----------
PHILIPPINES -- 0.4%
Megaworld Corp. ...............  1,232,000       36,659
                                             ----------
POLAND -- 3.8%
Agora SA.......................  3,473           39,442
Asseco Poland SA...............  1,873           48,055
Ciech SA.......................  1,280           27,057
Echo Investment SA (a).........  20,583          34,125
Emperia Holding SA.............  712             22,724
Grupa Lotos SA (a).............  4,191           46,693
LPP SA (a).....................  49              30,759
Orbis SA.......................  1,788           39,426
PBG SA (a).....................  494             47,073
Polimex Mostostal SA...........  20,580          38,300
                                             ----------
TOTAL POLAND...................                 373,654
                                             ----------
SOUTH AFRICA -- 9.2%
Afgri, Ltd. ...................  84,510          50,416
Aspen Pharmacare Holdings,
  Ltd. ........................  20,922         107,381
Coronation Fund Managers,
  Ltd. ........................  73,253          50,866
DataTec, Ltd. .................  15,495          47,155
Foschini, Ltd. ................  14,994          71,524
Gold Reef Resorts, Ltd. .......  22,006          40,129
Grindrod, Ltd. ................  23,792          51,143
Hosken Consolidated
  Investments, Ltd. ...........  6,044           40,867
JD Group, Ltd. ................  12,568          45,153
JSE, Ltd. .....................  7,007           45,728
Lewis Group, Ltd. .............  13,091          63,221
Merafe Resources, Ltd. (a).....  110,438         18,405
Metorex, Ltd. (a)..............  24,882          39,063
Mvelaphanda Resources, Ltd.
  (a)..........................  8,079           40,002
Northam Platinum, Ltd. ........  7,682           41,747
Reunert, Ltd. .................  11,263          78,195
SA Corporate Real Estate Fund..  215,552         61,172
Sentula Mining, Ltd. (c).......  7,478            7,766
                                             ----------
TOTAL SOUTH AFRICA.............                 899,933
                                             ----------
TAIWAN -- 20.4%
AmTRAN Technology Co., Ltd. ...  35,721          13,768
Asia Optical Co., Inc. ........  18,090          23,870
BES Engineering Corp. .........  84,000          15,927
Capital Securities Corp. ......  70,100          24,404
Cathay Real Estate Development
  Co., Ltd. ...................  42,000          11,462
Chicony Electronics Co.,
  Ltd. ........................  18,630          28,172
China Bills Finance Corp. (a)..  734,000        103,353
China Life Insurance Co.,
  Ltd. ........................  47,540          20,392
China Petrochemical Development
  Corp. (a)....................  74,000          17,297
Clevo Co. .....................  19,450          18,742
CMC Magnetics Corp. (a)........  108,000         20,981
Coretronic Corp. ..............  43,420          36,103
D-Link Corp. ..................  33,320          28,016
E.Sun Financial Holding Co.,
  Ltd. ........................  339,400         89,567
Elan Microelectronics Corp. ...  18,000          11,833
Everlight Electronics Co.,
  Ltd. ........................  12,119          24,485
Far Eastern Department Stores,
  Ltd. ........................  26,650          16,982
Far Eastern International Bank
  (a)..........................  136,000         25,998
Faraday Technology Corp. ......  14,069          14,344
Feng Hsin Iron & Steel Co.,
  Ltd. ........................  18,270          23,397
Firich Enterprises Co., Ltd. ..  1,352            3,765
Formosa Taffeta Co., Ltd. .....  58,000          36,598
Giant Manufacturing Co.,
  Ltd. ........................  23,550          57,902
Global Unichip Corp. ..........  4,109           23,118
Goldsun Development &
  Construction Co., Ltd. ......  58,350          15,435
Greatek Electronics, Inc. .....  36,020          28,438
HannStar Display Corp. ........  160,474         34,418
Highwealth Construction
  Corp. .......................  14,351           7,717
Himax Technologies, Inc. ADR...  14,337          41,434
Hotai Motor Co., Ltd. .........  16,000          34,217
Huaku Development Co., Ltd. ...  9,600           11,086
International Games System Co.,
  Ltd. ........................  4,199           15,532
Inventec Co., Ltd. ............  160,550         76,853
KGI Securities Co., Ltd. ......  80,000          29,840
King Yuan Electronics Co.,
  Ltd. ........................  66,546          22,029
Kinsus Interconnect Technology
  Corp. .......................  12,030          16,378
Largan Precision Co., Ltd. ....  2,020           20,595
Macronix International Co.,
  Ltd. ........................  88,429          25,068
Makalot Industrial Co., Ltd. ..  40,000          33,943
Mitac International Corp. .....  53,999          25,681
Mosel Vitelic, Inc. (a)........  28,000          10,531
Nan Kang Rubber Tire Co.,
  Ltd. ........................  26,000          19,073
Pan-International Industrial
  Co., Ltd. ...................  12,300          14,070
PixArt Imaging, Inc. ..........  1,040            3,621
Polaris Securities Co., Ltd. ..  101,920         39,125
President Securities Corp. ....  58,924          22,894
Prince Housing Development
  Corp. .......................  17,510           3,440
Qisda Corp. ...................  58,080          21,574
RichTek Technology Corp. ......  2,100           11,097
Ritek Corp. (a)................  254,000         39,160
Ruentex Development Co.,
  Ltd. ........................  22,000          11,694


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Silicon Motion Technology Corp.
  ADR (a)......................  3,312       $   15,500
Simplo Technology Co., Ltd. ...  6,300           20,268
Sino-American Silicon Products,
  Inc. ........................  4,174           13,104
Solar Applied Materials
  Technology Corp. ............  9,788           21,723
Taichung Commercial Bank (a)...  74,000          20,127
Taiwan Business Bank (a).......  106,000         25,403
Taiwan Glass Industrial
  Corp. .......................  62,240          34,823
Teco Electric & Machinery Co.,
  Ltd. ........................  182,000         61,946
Tripod Technology Corp. .......  19,540          36,564
TSRC Corp. ....................  24,000          25,364
Tung Ho Steel Enterprise
  Corp. .......................  26,000          21,295
Unimicron Technology Corp. ....  26,130          20,427
Universal Cement Corp. ........  77,800          37,967
Via Technologies, Inc. (a).....  46,000          19,446
Wafer Works Corp. .............  4,060            8,367
Walsin Lihwa Corp. ............  184,000         48,786
Wan Hai Lines, Ltd. ...........  60,400          26,284
Winbond Electronics Corp. (a)..  302,000         36,141
Wintek Corp. ..................  42,000          16,384
WPG Holdings Co., Ltd. ........  21,304          16,290
Yageo Corp. ...................  132,000         26,259
Yang Ming Marine Transport.....  65,899          22,327
Yosun Industrial Corp. ........  45,680          23,428
Yuen Foong Yu Paper
  Manufacturing Co., Ltd. .....  112,080         28,567
Yulon Motor Co., Ltd. .........  64,462          34,564
Zinwell Corp. .................  7,542           10,327
                                             ----------
TOTAL TAIWAN...................               1,997,100
                                             ----------
THAILAND -- 4.7%
BEC World PCL..................  93,800          59,041
Cal-Comp Electronics Thailand
  PCL..........................  521,900         50,278
Central Pattana PCL............  77,600          37,837
Charoen Pokphand Foods PCL.....  444,900         53,378
Glow Energy PCL................  107,200         88,700
Hana Microelectronics PCL......  132,300         51,997
Minor International PCL........  125,900         41,297
Thanachart Capital PCL.........  165,300         51,778
Thoresen Thai Agencies PCL.....  35,700          27,165
                                             ----------
TOTAL THAILAND.................                 461,471
                                             ----------
TURKEY -- 1.9%
Albaraka Turk Katilim Bankasi..  15,318          36,397
Kardemir Karabuk Demir Celik
  Sanayi ve Ticaret AS (a).....  39,030          24,566
Petkim Petrokimya Holding AS
  (a)..........................  10,414          36,052
Sekerbank TAS..................  13,454          20,112
Turk Hava Yollari Anonim
  Ortakligi (a)................  13,427          69,723
                                             ----------
TOTAL TURKEY...................                 186,850
                                             ----------
TOTAL COMMON STOCKS --
  (Cost $10,405,331)...........               8,308,137
                                             ----------
PREFERRED STOCKS -- 3.3%
BRAZIL -- 3.3%
Banco do Estado do Rio Grande
  do Sul SA....................  9,097           30,654
Centrais Eletricas de Santa
  Catarina SA..................  2,606           59,849
Companiha de Tecidos Norte de
  Minas (a)....................  11,687          29,082
Confab Industrial SA...........  20,110          55,150
Marcopolo SA...................  18,967          49,066
Randon SA Implementos e
  Participacoes................  8,484           47,325
Telemig Celular Participacoes
  SA...........................  2,456           45,824
                                             ----------
TOTAL PREFERRED STOCKS --
  (Cost $397,243)..............                 316,950
                                             ----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUNDS -- 0.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).............  20,014          20,014
STIC Prime Portfolio...........  100                100
                                             ----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $20,114)...............                  20,114
                                             ----------
TOTAL INVESTMENTS -- 88.2%
  (Cost $10,822,688)...........               8,645,201
OTHER ASSETS AND
  LIABILITIES -- 11.8%.........               1,161,627
                                             ----------
NET ASSETS -- 100.0%...........              $9,806,828
                                             ==========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Comittee in accordance with procedures approved by the Board of Trustees.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt

At September 30, 2008, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     DEPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Stock Index.......  10/31/2008       46      $1,014,260   $1,004,180     $(10,080)




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 100.1%
AUSTRALIA -- 9.1%
Abacus Property Group (a).......  19,740    $    14,014
Babcock & Brown Japan Property
  Trust.........................  16,932          7,813
Bunnings Warehouse Property
  Trust.........................  7,577          10,728
Centro Properties Group (b)(a)..  27,166          1,886
Centro Retail Group.............  53,071          4,814
CFS Retail Property Trust (a)...  40,526         71,926
Commonwealth Property Office
  Fund..........................  51,904         58,956
Dexus Property Group............  97,948        110,484
Goodman Group...................  47,737         91,502
GPT Group.......................  69,926         96,526
ING Industrial Fund (a).........  36,201         44,261
ING Office Fund.................  40,454         45,312
ING Real Estate Community Living
  Group (a).....................  12,382          3,077
Macquarie CountryWide Trust
  (a)...........................  44,480         33,332
Macquarie DDR Trust.............  27,203          6,652
Macquarie Leisure Trust Group...  115               134
Macquarie Office Trust (a)......  65,231         40,134
Tishman Speyer Office Fund......  10,186          7,472
Valad Property Group............  51,002         11,868
Westfield Group (a).............  58,965        773,953
                                            -----------
TOTAL AUSTRALIA.................              1,434,844
                                            -----------
AUSTRIA -- 0.9%
Atrium European Real Estate,
  Ltd. (b)......................  6,784          50,028
CA Immobilien Anlagen AG (b)....  2,524          24,463
IMMOEAST AG (b).................  12,068         30,004
Immofinanz Immobilien Anlagen
  AG............................  13,388         45,885
                                            -----------
TOTAL AUSTRIA...................                150,380
                                            -----------
BELGIUM -- 0.6%
Befimmo S.C.A. .................  352            35,367
Cofinimmo REIT..................  315            54,423
                                            -----------
TOTAL BELGIUM...................                 89,790
                                            -----------
CANADA -- 5.1%
Artis REIT......................  527             6,915
Boardwalk REIT..................  796            26,728
Brookfield Asset Management,
  Inc. (Class A)................  16,747        451,911
Brookfield Properties Corp. ....  6,538         103,562
Calloway REIT...................  1,216          21,342
Canadian Apartment Properties
  REIT..........................  1,046          15,643
Canadian REIT...................  952            25,376
Chartwell Seniors Housing REIT..  1,506          10,057
Extendicare REIT................  978             6,393
First Capital Realty, Inc. .....  1,029          20,450
H&R REIT........................  2,276          32,068
Primaris Retail REIT............  972            14,929
RioCan REIT.....................  3,412          64,857
                                            -----------
TOTAL CANADA....................                800,231
                                            -----------
CHINA -- 4.1%
Champion REIT...................  53,000         21,570
GZI REIT........................  20,000          6,362
Hang Lung Group, Ltd. ..........  24,000         74,803
Hang Lung Properties, Ltd. .....  59,000        135,867
Hong Kong Land Holdings, Ltd. ..  40,000        118,400
Hysan Development Co., Ltd. ....  19,096         49,140
Kerry Properties, Ltd. .........  19,500         62,034
Prosperity REIT.................  36,000          6,213
The Link REIT...................  53,269        109,909
Wheelock & Co., Ltd. ...........  30,000         53,862
                                            -----------
TOTAL CHINA.....................                638,160
                                            -----------
FRANCE -- 5.1%
Fonciere des Regions (a)........  628            64,659
Gecina SA.......................  663            70,778
Klepierre.......................  2,343          90,110
Societe Immobiliere de Location
  pour l'Industrie et le
  Commerce......................  337            41,183
Unibail-Rodamco.................  2,652         529,416
                                            -----------
TOTAL FRANCE....................                796,146
                                            -----------
GERMANY -- 0.2%
IVG Immobilien AG...............  2,943          28,069
                                            -----------
ITALY -- 0.1%
Beni Stabili SpA................  15,676         14,312
                                            -----------
JAPAN -- 9.9%
Aeon Mall Co., Ltd. ............  2,500          73,000
Creed Office Investment Corp. ..  4               6,480
DA Office Investment Corp. .....  7              25,385
Daibiru Corp. ..................  1,900          14,049
Frontier Real Estate Investment
  Corp. ........................  4              22,908
Fukuoka REIT Corp. .............  3              15,288
Global One REIT.................  3              27,438
Hankyu REIT, Inc. ..............  3              14,129
Heiwa Real Estate Co., Ltd. ....  4,500          15,683
Japan Excellent, Inc. ..........  4              17,445
Japan Hotel and Resort, Inc. ...  3               6,188
Japan Prime Realty Investment
  Corp. ........................  19             44,026
Japan Real Estate Investment
  Corp. ........................  15            118,118
Japan Retail Fund Investment
  Corp. (a).....................  12             48,378
Kenedix Realty Investment
  Corp. ........................  7              25,385
Mitsui Fudosan Co., Ltd. .......  28,000        517,195
Mori Hills REIT Investment
  Corp. ........................  4              16,390
Mori Trust Sogo REIT, Inc. (a)..  4              29,878
New City Residence Investment
  Corp. (a).....................  5               6,970
Nippon Building Fund, Inc. .....  17            160,448
Nippon Commercial Investment
  Corp. ........................  8              16,879
Nippon Residential Investment
  Corp. ........................  8              19,585
Nomura Real Estate Office Fund,
  Inc. .........................  9              60,189
NTT Urban Development Corp. ....  35             41,473
Orix JREIT, Inc. ...............  8              40,164
Premier Investment Co. .........  4              16,729
Shoei Co., Ltd. ................  1,200          11,371
TOC Co., Ltd. (a)...............  3,500          13,121
Tokyu Land Corp. (a)............  15,000         53,549
Tokyu REIT, Inc. ...............  5              31,837
Top REIT, Inc. .................  5              17,708
United Urban Investment Corp. ..  7              30,132
                                            -----------
TOTAL JAPAN.....................              1,557,518
                                            -----------
NETHERLANDS -- 1.5%
Corio NV........................  2,177         152,545
Eurocommercial Properties NV....  1,004          43,013
VastNed Retail NV...............  543            37,869
                                            -----------
TOTAL NETHERLANDS...............                233,427
                                            -----------


See accompanying notes to financial statements.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
NEW ZEALAND -- 0.3%
AMP NZ Office Trust.............  17,096    $    12,674
Goodman Property Trust..........  21,318         16,659
ING Property Trust..............  16,855          7,993
Kiwi Income Property Trust (a)..  23,228         17,996
                                            -----------
TOTAL NEW ZEALAND...............                 55,322
                                            -----------
SINGAPORE -- 2.3%
Allco Commercial REIT...........  20,000          7,065
Ascendas REIT...................  31,000         40,547
Cambridge Industrial Trust......  23,000          6,998
CapitaCommercial Trust..........  25,000         22,907
CapitaLand, Ltd. ...............  53,000        113,436
CapitaMall Trust................  33,000         51,934
Guocoland, Ltd. ................  5,000           6,400
Macquarie Prime REIT............  21,000         12,118
Mapletree Logistics Trust.......  42,000         21,445
Singapore Land, Ltd. ...........  4,000          13,429
Suntec REIT (a).................  47,000         38,134
United Industrial Corp., Ltd. ..  21,000         30,111
                                            -----------
TOTAL SINGAPORE.................                364,524
                                            -----------
SOUTH AFRICA -- 0.3%
Capital Property Fund...........  9,064           5,692
Fountainhead Property Trust.....  32,018         21,653
SA Corporate Real Estate Fund...  25,941          7,362
Sycom Property Fund.............  3,189           7,047
                                            -----------
TOTAL SOUTH AFRICA..............                 41,754
                                            -----------
SPAIN-- 0.0%
Martinsa-Fadesa SA (b)(c)(d)....  178                 0
                                            -----------
SWEDEN -- 0.6%
Castellum AB....................  5,158          44,014
Fabege AB.......................  4,004          22,051
Kungsleden AB...................  4,388          27,438
                                            -----------
TOTAL SWEDEN....................                 93,503
                                            -----------
SWITZERLAND -- 0.8%
PSP Swiss Property AG (b).......  1,366          79,005
Swiss Prime Site AG (b).........  744            42,467
                                            -----------
TOTAL SWITZERLAND...............                121,472
                                            -----------
UNITED KINGDOM -- 7.7%
Big Yellow Group PLC............  2,731          15,821
British Land Co. PLC............  16,910        224,401
Brixton PLC.....................  8,102          29,966
Capital & Regional PLC..........  2,127           6,407
Derwent London PLC..............  3,029          56,312
Grainger PLC....................  3,848          13,718
Great Portland Estates PLC......  5,819          34,591
Hammerson PLC...................  9,399         162,674
Land Securities Group PLC.......  15,247        339,713
Liberty International PLC.......  9,641         164,714
Minerva PLC (b).................  5,181           3,186
Quintain Estates & Development
  PLC...........................  4,258          15,274
Segro PLC.......................  14,033        104,242
Shaftesbury PLC.................  4,350          32,759
Workspace Group PLC.............  5,603          12,883
                                            -----------
TOTAL UNITED KINGDOM............              1,216,661
                                            -----------
UNITED STATES -- 51.5%
Acadia Realty Trust.............  971            24,547
Alexander's, Inc. (b)...........  84             33,600
Alexandria Real Estate Equities,
  Inc. .........................  1,024         115,200
AMB Property Corp. .............  3,141         142,287
American Campus Communities,
  Inc. .........................  1,364          46,212
Apartment Investment &
  Management Co. (Class A)......  2,914         102,048
Ashford Hospitality Trust,
  Inc. .........................  3,870          15,673
Associated Estates Realty
  Corp. ........................  506             6,593
Avalonbay Communities, Inc. ....  2,470         243,097
BioMed Realty Trust, Inc. ......  2,288          60,518
Boston Properties, Inc. ........  3,823         358,062
Brandywine Realty Trust.........  2,817          45,156
BRE Properties, Inc. ...........  1,644          80,556
Camden Property Trust...........  1,694          77,687
CBL & Associates Properties,
  Inc. .........................  2,123          42,630
Cedar Shopping Centers, Inc. ...  1,422          18,799
Colonial Properties Trust.......  1,339          25,026
Corporate Office Properties
  Trust.........................  1,522          61,413
Cousins Properties, Inc. .......  1,266          31,941
DCT Industrial Trust, Inc. .....  5,491          41,128
Developers Diversified Realty
  Corp. ........................  3,839         121,658
DiamondRock Hospitality Co. ....  2,946          26,809
Digital Realty Trust, Inc. .....  2,149         101,540
Douglas Emmett, Inc. ...........  3,476          80,191
Duke Realty Corp. ..............  4,681         115,059
DuPont Fabros Technology,
  Inc. .........................  1,140          17,385
EastGroup Properties, Inc. .....  790            38,347
Education Realty Trust, Inc. ...  903            10,005
Equity Lifestyle Properties,
  Inc. .........................  722            38,288
Equity One, Inc. ...............  1,066          21,842
Equity Residential..............  8,813         391,385
Essex Property Trust, Inc. .....  817            96,676
Extra Space Storage, Inc. ......  2,661          40,873
Federal Realty Investment
  Trust.........................  1,888         161,613
FelCor Lodging Trust, Inc. .....  2,001          14,327
First Industrial Realty Trust,
  Inc. .........................  1,419          40,697
First Potomac Realty Trust......  783            13,460
Forest City Enterprises, Inc.
  (Class A).....................  2,225          68,241
General Growth Properties,
  Inc. .........................  8,115         122,536
Glimcher Realty Trust...........  1,211          12,643
HCP, Inc. ......................  8,082         324,331
Health Care REIT, Inc. .........  3,272         174,169
Healthcare Realty Trust, Inc. ..  1,629          47,485
Hersha Hospitality Trust........  1,476          10,981
Highwoods Properties, Inc. .....  1,823          64,826
Home Properties, Inc. ..........  1,023          59,283
Hospitality Properties Trust....  3,016          61,888
Host Hotels & Resorts, Inc. ....  16,844        223,857
HRPT Properties Trust...........  7,246          49,925
Inland Real Estate Corp. .......  1,910          29,968
Kilroy Realty Corp. ............  1,049          50,132
Kimco Realty Corp. .............  7,100         262,274
Kite Realty Group Trust.........  928            10,208
LaSalle Hotel Properties........  1,285          29,966
Liberty Property Trust..........  2,971         111,858
Mack-Cali Realty Corp. .........  2,111          71,500
Maguire Properties, Inc. .......  1,183           7,051


See accompanying notes to financial statements.

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
Mid-America Apartment
  Communities, Inc. ............  890       $    43,735
Nationwide Health Properties,
  Inc. .........................  3,089         111,142
Parkway Properties, Inc. .......  493            18,665
Pennsylvania Real Estate
  Investment Trust..............  1,263          23,808
Post Properties, Inc. ..........  1,411          39,466
ProLogis........................  8,485         350,176
PS Business Parks, Inc. ........  493            28,397
Public Storage..................  4,161         411,981
Ramco-Gershenson Properties
  Trust.........................  593            13,295
Regency Centers Corp. ..........  2,225         148,385
Saul Centers, Inc. .............  494            24,967
Senior Housing Properties
  Trust.........................  3,557          84,763
Simon Property Group, Inc. .....  7,181         696,557
SL Green Realty Corp. ..........  1,869         121,111
Sovran Self Storage, Inc. ......  700            31,283
Strategic Hotels & Resorts,
  Inc. .........................  2,390          18,044
Sun Communities, Inc. ..........  541            10,717
Sunstone Hotel Investors,
  Inc. .........................  1,610          21,735
Tanger Factory Outlet Centers,
  Inc. .........................  1,007          44,096
Taubman Centers, Inc. ..........  1,691          84,550
The Macerich Co. ...............  2,400         152,760
U-Store-It Trust................  1,515          18,589
UDR, Inc. ......................  4,132         108,052
Universal Health Realty Income
  Trust.........................  353            13,732
Ventas, Inc. ...................  4,624         228,518
Vornado Realty Trust............  4,610         419,279
Washington Real Estate
  Investment Trust..............  1,566          57,363
Weingarten Realty Investors.....  2,499          89,139
                                            -----------
TOTAL UNITED STATES.............              8,109,755
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $17,495,035)............             15,745,868
                                            -----------
SHORT TERM INVESTMENTS -- 3.8%
UNITED STATES -- 3.8%
MONEY MARKET FUNDS -- 3.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..............  499,627       499,627
STIC Prime Portfolio............  103,736       103,736
                                            -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $603,363)...............                603,363
                                            -----------
TOTAL INVESTMENTS -- 103.9%
  (Cost $18,098,398)............             16,349,231
OTHER ASSETS AND
  LIABILITIES -- (3.9)%.........               (617,945)
                                            -----------
NET ASSETS -- 100.0%............            $15,731,286
                                            ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Company has filed for insolvency.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
REIT = Real Estate Investment Trust




See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 19.0%
Abacus Property Group.......     2,121,321   $   1,505,969
Babcock & Brown Japan
  Property Trust (a)........     1,915,850         884,065
Bunnings Warehouse Property
  Trust.....................       828,293       1,172,777
Centro Properties Group
  (a)(b)....................     2,874,130         199,506
Centro Retail Group.........     5,597,973         507,804
CFS Retail Property Trust
  (a).......................     4,428,392       7,859,513
Commonwealth Property Office
  Fund (a)..................     5,562,834       6,318,670
Dexus Property Group........    10,717,662      12,089,356
Goodman Group (a)...........     5,116,275       9,806,798
GPT Group (a)...............     7,491,957      10,341,901
ING Industrial Fund (a).....     3,912,946       4,784,126
ING Office Fund (a).........     4,335,633       4,856,327
ING Real Estate Community
  Living Group (a)..........     1,296,763         322,209
Macquarie CountryWide Trust
  (a).......................     4,863,621       3,644,604
Macquarie DDR Trust.........     2,821,578         689,955
Macquarie Leisure Trust
  Group.....................        58,648          68,467
Macquarie Office Trust (a)..     6,991,137       4,301,397
Tishman Speyer Office Fund
  (a).......................     1,081,203         793,154
Valad Property Group (a)....     5,486,532       1,276,695
Westfield Group (a).........     6,276,356      82,381,170
                                             -------------
TOTAL AUSTRALIA.............                   153,804,463
                                             -------------
AUSTRIA -- 2.0%
Atrium European Real Estate,
  Ltd. (b)..................       727,560       5,365,328
CA Immobilien Anlagen AG
  (b).......................       270,557       2,622,262
IMMOEAST AG (b).............     1,308,723       3,253,788
Immofinanz Immobilien
  Anlagen AG (a)............     1,447,222       4,960,131
                                             -------------
TOTAL AUSTRIA...............                    16,201,509
                                             -------------
BELGIUM -- 1.2%
Befimmo S.C.A. .............        37,683       3,786,186
Cofinimmo REIT (a)..........        34,066       5,885,650
                                             -------------
TOTAL BELGIUM...............                     9,671,836
                                             -------------
CANADA -- 9.2%
Artis REIT..................        53,900         707,209
Boardwalk REIT..............        84,450       2,835,652
Brookfield Asset Management,
  Inc. (Class A) (a)........     1,789,370      48,285,389
Calloway REIT...............       132,020       2,317,055
Canadian Apartment
  Properties REIT...........       111,026       1,660,378
Canadian REIT...............       102,106       2,721,674
Chartwell Seniors Housing
  REIT......................       166,007       1,108,587
Extendicare REIT (b)........       110,487         722,239
First Capital Realty,
  Inc. .....................       114,997       2,285,446
H&R REIT....................       245,637       3,460,913
Primaris Retail REIT........       103,069       1,583,067
RioCan REIT.................       369,718       7,027,841
                                             -------------
TOTAL CANADA................                    74,715,450
                                             -------------
CHINA -- 8.5%
Champion REIT...............     5,727,000       2,330,822
GZI REIT....................     2,305,000         733,268
Hang Lung Group, Ltd. ......     2,605,000       8,119,289
Hang Lung Properties,
  Ltd. .....................     6,305,449      14,520,395
Henderson Investment,
  Ltd. .....................        30,000           1,391
Henderson Land Development
  Co., Ltd. ................        32,000         140,128
Hong Kong Land Holdings,
  Ltd. (a)..................     4,215,000      12,476,400
Hysan Development Co.,
  Ltd. .....................     2,093,185       5,386,392
Kerry Properties, Ltd. .....     2,105,718       6,698,723
Prosperity REIT.............     3,755,000         648,052
The Link REIT...............     5,813,685      11,995,239
Wheelock & Co., Ltd. .......     3,226,000       5,791,913
                                             -------------
TOTAL CHINA.................                    68,842,012
                                             -------------
FRANCE -- 10.5%
Fonciere des Regions (a)....        67,757       6,976,319
Gecina SA...................        71,583       7,641,730
Klepierre...................       251,497       9,672,404
Societe Immobiliere de
  Location pour l'Industrie
  et le Commerce............        36,456       4,455,090
Unibail-Rodamco (a).........       282,312      56,357,632
                                             -------------
TOTAL FRANCE................                    85,103,175
                                             -------------
GERMANY -- 0.4%
IVG Immobilien AG (a).......       315,433       3,008,466
                                             -------------
ITALY -- 0.2%
Beni Stabili SpA (a)........     1,632,813       1,490,795
                                             -------------
JAPAN -- 20.6%
Aeon Mall Co., Ltd. (a).....       274,580       8,017,689
Creed Office Investment
  Corp. (a).................           453         733,914
DA Office Investment
  Corp. ....................           706       2,560,260
Daibiru Corp. (a)...........       197,300       1,458,866
Frontier Real Estate
  Investment Corp. (a)......           472       2,703,113
Fukuoka REIT Corp. .........           282       1,437,027
Global One REIT Co., Ltd. ..           335       3,063,957
Hankyu REIT, Inc. (a).......           292       1,375,218
Heiwa Real Estate Co., Ltd.
  (a).......................       513,500       1,789,620
Japan Excellent, Inc. ......           482       2,102,068
Japan Hotel and Resort,
  Inc. .....................           285         587,906
Japan Prime Realty
  Investment Corp. .........         2,015       4,669,053
Japan Real Estate Investment
  Corp. ....................         1,526      12,016,540
Japan Retail Fund Investment
  Corp. (a).................         1,333       5,373,937
Kenedix Realty Investment
  Corp. ....................           689       2,498,611
Mitsui Fudosan Co., Ltd.
  (a).......................     3,032,000      56,004,823
Mori Hills REIT Investment
  Corp. ....................           377       1,544,718
Mori Trust Sogo REIT, Inc.
  (a).......................           386       2,883,229
New City Residence
  Investment Corp. (a)......           617         860,133
Nippon Building Fund, Inc.
  (a).......................         1,859      17,545,500
Nippon Commercial Investment
  Corp. ....................           885       1,867,282
Nippon Residential
  Investment Corp. .........           847       2,073,520
Nomura Real Estate Office
  Fund, Inc. ...............         1,051       7,028,776
NTT Urban Development Corp.
  (a).......................         3,740       4,431,705
Orix JREIT, Inc. ...........           861       4,322,639
Premier Investment Co. (a)..           446       1,865,248
Shoei Co., Ltd. ............       123,890       1,173,959


See accompanying notes to financial statements.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TOC Co., Ltd. (a)...........       350,500   $   1,313,983
Tokyu Land Corp. (a)........     1,575,000       5,622,616
Tokyu REIT, Inc. (a)........           549       3,495,728
Top REIT, Inc. .............           527       1,866,453
United Urban Investment
  Corp. ....................           689       2,965,883
                                             -------------
TOTAL JAPAN.................                   167,253,974
                                             -------------
NETHERLANDS -- 3.1%
Corio NV....................       231,691      16,234,815
Eurocommercial Properties
  NV........................       107,505       4,605,711
VastNed Retail NV...........        58,233       4,061,221
                                             -------------
TOTAL NETHERLANDS...........                    24,901,747
                                             -------------
NEW ZEALAND -- 0.7%
AMP NZ Office Trust (a).....     1,814,572       1,345,268
Goodman Property Trust (a)..     2,244,073       1,753,615
ING Property Trust..........     1,800,439         853,784
Kiwi Income Property Trust
  (a).......................     2,486,975       1,926,819
                                             -------------
TOTAL NEW ZEALAND...........                     5,879,486
                                             -------------
SINGAPORE -- 4.9%
Allco Commercial REIT.......     2,032,000         717,745
Ascendas REIT...............     3,329,000       4,354,221
Cambridge Industrial Trust..     2,362,074         718,684
CapitaCommercial Trust (a)..     2,736,000       2,506,932
CapitaLand, Ltd. (a)........     5,745,000      12,296,076
CapitaMall Trust (a)........     3,646,000       5,737,917
Guocoland, Ltd. (a).........       623,000         797,433
Macquarie Prime REIT........     2,368,000       1,366,441
Mapletree Logistics Trust...     4,524,000       2,309,939
Singapore Land, Ltd. (a)....       444,000       1,490,662
Suntec REIT (a).............     4,999,000       4,055,984
United Industrial Corp.,
  Ltd. (a)..................     2,341,000       3,356,683
                                             -------------
TOTAL SINGAPORE.............                    39,708,717
                                             -------------
SOUTH AFRICA -- 0.5%
Capital Property Fund.......       992,044         622,974
Fountainhead Property
  Trust.....................     3,431,497       2,320,637
SA Corporate Real Estate
  Fund......................     2,738,451         777,156
Sycom Property Fund.........       336,684         744,062
                                             -------------
TOTAL SOUTH AFRICA..........                     4,464,829
                                             -------------
SPAIN -- 0.0%
Martinsa-Fadesa SA
  (b)(c)(d).................        35,998               0
                                             -------------
SWEDEN -- 1.2%
Castellum AB (a)............       552,831       4,717,428
Fabege AB...................       433,981       2,390,000
Kungsleden AB (a)...........       470,268       2,940,545
                                             -------------
TOTAL SWEDEN................                    10,047,973
                                             -------------
SWITZERLAND -- 1.6%
PSP Swiss Property AG
  (a)(b)....................       146,250       8,458,696
Swiss Prime Site AG (b).....        79,621       4,544,699
                                             -------------
TOTAL SWITZERLAND...........                    13,003,395
                                             -------------
UNITED KINGDOM -- 16.0%
Big Yellow Group PLC (a)....       292,608       1,695,066
British Land Co. PLC........     1,799,994      23,886,513
Brixton PLC.................       880,243       3,255,650
Capital & Regional PLC......       232,065         699,058
Derwent London PLC..........       324,890       6,040,010
Grainger PLC................       408,490       1,456,225
Great Portland Estates PLC
  (a).......................       623,647       3,707,248
Hammerson PLC...............     1,000,418      17,314,810
Land Securities Group PLC...     1,622,863      36,158,373
Liberty International PLC
  (a).......................     1,026,211      17,532,579
Minerva PLC (b).............       546,635         336,150
Quintain Estates &
  Development PLC...........       458,159       1,643,498
Segro PLC...................     1,504,484      11,175,841
Shaftesbury PLC (a).........       466,342       3,511,950
Workspace Group PLC.........       592,605       1,362,611
                                             -------------
TOTAL UNITED KINGDOM........                   129,775,582
                                             -------------
TOTAL COMMON STOCKS --
  (Cost $1,285,829,508).....                   807,873,409
                                             -------------
SHORT TERM INVESTMENTS -- 16.5%
UNITED STATES -- 16.5%
MONEY MARKET FUNDS -- 16.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........   122,547,301     122,547,301
STIC Prime Portfolio........    10,884,476      10,884,476
                                             -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $133,431,777).......                   133,431,777
                                             -------------
TOTAL INVESTMENTS -- 116.1%
  (Cost $1,419,261,285).....                   941,305,186
OTHER ASSETS AND
  LIABILITIES -- (16.1)%....                  (130,187,130)
                                             -------------
NET ASSETS -- 100.0%........                 $ 811,118,056
                                             =============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Company has filed for insolvency.
(e) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f) Investments of cash collateral for securities loaned.
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.4%
AUSTRALIA -- 1.2%
AGL Energy, Ltd. .............  28,242       $    305,195
Macquarie Infrastructure Group
  (a).........................  165,331           301,254
Transurban Group (a)..........  81,642            359,348
                                             ------------
TOTAL AUSTRALIA...............                    965,797
                                             ------------
BRAZIL -- 0.8%
Centrais Eletricas Brasileiras
  SA ADR......................  21,264            304,473
Companhia Energetica de Minas
  Gerais ADR (a)..............  18,542            366,019
                                             ------------
TOTAL BRAZIL..................                    670,492
                                             ------------
CANADA -- 3.5%
Enbridge, Inc. ...............  23,883            884,605
Fortis, Inc. .................  10,281            232,464
TransAlta Corp. ..............  13,000            349,699
TransCanada Corp. (a).........  37,393          1,342,448
                                             ------------
TOTAL CANADA..................                  2,809,216
                                             ------------
CHINA -- 3.2%
China Merchants Holdings
  International Co., Ltd. ....  77,212            242,643
CLP Holdings, Ltd. ...........  118,000           947,574
Hong Kong & China Gas Co.,
  Ltd. .......................  322,320           728,965
HongKong Electric Holdings,
  Ltd. .......................  104,000           649,636
                                             ------------
TOTAL CHINA...................                  2,568,818
                                             ------------
FINLAND -- 1.2%
Fortum Oyj....................  28,933            958,309
                                             ------------
FRANCE -- 10.7%
Electricite de France.........  16,658          1,191,811
GDF Suez......................  108,048         5,539,592
Suez SA (b)...................  23,889            586,889
Veolia Environnement..........  30,347          1,230,426
                                             ------------
TOTAL FRANCE..................                  8,548,718
                                             ------------
GERMANY -- 10.7%
E.ON AG.......................  122,884         6,141,429
RWE AG........................  25,470          2,414,910
                                             ------------
TOTAL GERMANY.................                  8,556,339
                                             ------------
ITALY -- 5.0%
A2A SpA (a)...................  98,383            248,196
Atlantia SpA..................  18,541            376,851
Enel SpA......................  299,216         2,475,531
Hera SpA......................  66,095            180,389
Snam Rete Gas SpA (a).........  63,308            379,712
Terna -- Rete Elettrica
  Nationale SpA...............  97,148            354,111
                                             ------------
TOTAL ITALY...................                  4,014,790
                                             ------------
JAPAN -- 8.7%
Chubu Electric Power Co., Inc.
  (a).........................  37,900            887,124
Electric Power Development
  Co., Ltd. ..................  10,700            341,666
Hokkaido Electric Power Co.,
  Inc. .......................  10,600            219,658
Hokuriku Electric Power Co.
  (a).........................  10,600            254,105
Kyushu Electric Power Co.,
  Inc. .......................  22,900            474,544
Osaka Gas Co., Ltd. ..........  105,000           358,028
Shikoku Electric Power Co.,
  Inc. (a)....................  12,000            300,664
The Chugoku Electric Power
  Co., Inc. (a)...............  18,100            370,814
The Kansai Electric Power Co.,
  Inc. (a)....................  46,700          1,033,721
The Tokyo Electric Power Co.,
  Inc. (a)....................  65,900          1,607,696
Tohoku Electric Power Co.,
  Inc. (a)....................  24,600            527,151
Tokyo Gas Co., Ltd. ..........  132,000           543,343
                                             ------------
TOTAL JAPAN...................                  6,918,514
                                             ------------
PORTUGAL -- 1.3%
Brisa-Auto Estradas de
  Portugal SA (a).............  28,192            277,199
EDP -- Energias de Portugal
  S.A. (a)....................  178,253           735,876
                                             ------------
TOTAL PORTUGAL................                  1,013,075
                                             ------------
SOUTH KOREA -- 0.5%
Korea Electric Power Corp. ADR
  (a).........................  30,502            377,920
                                             ------------
SPAIN -- 6.7%
Abertis Infraestructuras SA
  (a).........................  21,641            420,101
Cintra Concesiones de
  Infraestructuras de
  Transporte SA (a)...........  13,749            159,328
Enagas........................  11,599            247,647
Gas Natural SDG SA............  14,562            533,454
Iberdrola SA..................  323,923         3,248,689
Union Fenosa SA...............  29,641            717,792
                                             ------------
TOTAL SPAIN...................                  5,327,011
                                             ------------
UNITED KINGDOM -- 9.7%
British Energy Group PLC......  66,236            897,273
Centrica PLC..................  240,491         1,346,002
Drax Group PLC................  21,965            294,419
International Power PLC.......  97,624            629,480
National Grid PLC.............  158,755         2,020,425
Pennon Group PLC..............  22,426            233,643
Scottish & Southern Energy
  PLC.........................  56,521          1,437,642
Severn Trent PLC..............  15,276            368,677
United Utilities Group PLC....  43,929            544,193
                                             ------------
TOTAL UNITED KINGDOM..........                  7,771,754
                                             ------------
UNITED STATES -- 36.2%
Allegheny Energy, Inc. (a)....  10,843            398,697
Alliant Energy Corp. (a)......  7,095             228,530
Ameren Corp. (a)..............  13,630            531,979
American Electric Power Co.,
  Inc. .......................  26,127            967,483
American Tower Corp. (Class A)
  (b).........................  25,745            926,048
CenterPoint Energy, Inc. (a)..  22,189            323,294
Consolidated Edison, Inc.
  (a).........................  17,591            755,709
Constellation Energy Group,
  Inc. (a)....................  11,495            279,328
Crown Castle International
  Corp. (b)(a)................  13,690            396,599
Dominion Resources, Inc. (a)..  37,364          1,598,432
DTE Energy Co. (a)............  10,503            421,380
Duke Energy Corp. ............  81,386          1,418,558
Edison International (a)......  21,202            845,960
El Paso Corp. (a).............  45,409            579,419
Energen Corp. ................  4,595             208,062
Entergy Corp. (a).............  12,558          1,117,788
Equitable Resources, Inc.
  (a).........................  8,424             308,992
Exelon Corp. (a)..............  42,851          2,683,330
FirstEnergy Corp. (a).........  19,743          1,322,584
FPL Group, Inc. (a)...........  26,515          1,333,704
Integrys Energy Group, Inc.
  (a).........................  4,898             244,606
Mirant Corp. (b)(a)...........  12,001            219,498


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
National Fuel Gas Co. (a).....  5,246        $    221,276
NiSource, Inc. ...............  17,586            259,569
Northeast Utilities (a).......  9,858             252,858
NRG Energy, Inc. (b)(a).......  15,356            380,061
ONEOK, Inc. (a)...............  6,697             230,377
Pepco Holdings, Inc. (a)......  12,953            296,753
PG&E Corp. (a)................  22,992            861,050
Pinnacle West Capital Corp.
  (a).........................  6,433             221,359
PPL Corp. (a).................  24,184            895,292
Progress Energy, Inc. (a).....  16,922            729,846
Public Service Enterprise
  Group, Inc. ................  33,039          1,083,349
Reliant Energy, Inc. (a)(b)...  22,242            163,479
SCANA Corp. (a)...............  7,418             288,783
Sempra Energy (a).............  16,165            815,847
Spectra Energy Corp. (a)......  39,919            950,072
The AES Corp. (b)(a)..........  43,656            510,339
The Southern Co. (a)..........  49,818          1,877,640
The Williams Cos., Inc. ......  37,838            894,869
Wisconsin Energy Corp. (a)....  7,533             338,232
Xcel Energy, Inc. (a).........  27,675            553,223
                                             ------------
TOTAL UNITED STATES...........                 28,934,254
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $97,770,162)..........                 79,435,007
                                             ------------
SHORT TERM INVESTMENTS -- 19.4%
UNITED STATES -- 19.4%
MONEY MARKET FUNDS -- 19.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  15,292,308     15,292,308
STIC Prime Portfolio..........  236,467           236,467
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $15,528,775)..........                 15,528,775
                                             ------------
TOTAL INVESTMENTS -- 118.8%
  (Cost $113,298,937).........                 94,963,782
OTHER ASSETS AND
  LIABILITIES -- (18.8)%......                (15,019,891)
                                             ------------
NET ASSETS -- 100.0%..........               $ 79,943,891
                                             ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 98.7%
ARGENTINA -- 0.1%
Tenaris SA ADR................  6,997        $    260,918
                                             ------------
AUSTRALIA -- 4.9%
Alumina, Ltd. (a).............  52,401            126,895
Amcor, Ltd. ..................  43,357            184,680
AMP, Ltd. ....................  44,077            242,680
Australia & New Zealand
  Banking Group, Ltd. ........  31,909            471,934
Babcock & Brown, Ltd. (a).....  10,515             16,132
BHP Billiton, Ltd. ...........  70,183          1,716,172
BlueScope Steel, Ltd. (a).....  27,898            161,084
Boral, Ltd. (a)...............  36,876            178,017
Brambles, Ltd. ...............  37,108            225,385
CFS Retail Property Trust
  (a).........................  221,862           393,761
Coca-Cola Amatil, Ltd. .......  47,721            310,549
Commonwealth Bank of Australia
  (a).........................  24,145            811,723
CSL, Ltd. ....................  14,637            430,653
Fortescue Metals Group, Ltd.
  (a)(b)......................  22,308             82,000
Foster's Group, Ltd. .........  57,415            249,995
Insurance Australia Group,
  Ltd. .......................  53,605            173,363
Lend Lease Corp., Ltd. .......  17,122            123,986
Macquarie Group, Ltd. (a).....  6,314             184,278
Macquarie Infrastructure Group
  (a).........................  96,597            176,012
Macquarie Office Trust (a)....  554,363           341,080
National Australia Bank,
  Ltd. .......................  29,858            571,372
Newcrest Mining, Ltd. ........  10,492            228,668
Origin Energy, Ltd. ..........  42,450            539,436
OZ Minerals, Ltd. (a).........  40,024             50,672
Perpetual, Ltd. (a)...........  4,204             155,194
Qantas Airways, Ltd. .........  46,154            113,952
QBE Insurance Group, Ltd.
  (a).........................  17,308            361,797
Rio Tinto, Ltd. ..............  6,783             452,112
Santos, Ltd. .................  32,709            492,795
Sonic Healthcare, Ltd. .......  18,575            191,941
Suncorp-Metway, Ltd. .........  20,445            149,981
Toll Holdings, Ltd. (a).......  24,081            131,826
Transurban Group (a)..........  41,170            181,210
Virgin Blue Holdings, Ltd.
  (a).........................  24,081              5,983
Wesfarmers, Ltd. (a)..........  14,613            328,282
Wesfarmers, Ltd. PPS..........  2,012              44,755
Westfield Group (a)...........  29,030            381,037
Westpac Banking Corp. (a).....  34,811            589,818
Woodside Petroleum, Ltd. .....  12,979            522,130
Woolworths, Ltd. .............  25,312            543,078
                                             ------------
TOTAL AUSTRALIA...............                 12,636,418
                                             ------------
AUSTRIA -- 0.4%
Boehler-Uddeholm AG (b)(c)....  196                19,343
Erste Bank der
  Oesterreichischen Sparkassen
  AG (a)......................  4,345             210,256
OMV AG........................  5,148             212,089
Raiffeisen International Bank-
  Holding AG..................  2,921             205,026
Telekom Austria AG............  10,519            183,069
Wienerberger AG (a)...........  3,941             105,068
                                             ------------
TOTAL AUSTRIA.................                    934,851
                                             ------------
BELGIUM -- 0.6%
Delhaize Group................  2,325             133,882
Dexia SA (a)..................  14,332            150,986
Fortis........................  31,375            189,505
InBev NV......................  5,844             343,414
KBC Groep NV..................  3,941             330,649
Solvay SA (a).................  2,061             249,837
UCB SA........................  3,460             120,968
                                             ------------
TOTAL BELGIUM.................                  1,519,241
                                             ------------
BRAZIL -- 2.5%
Banco Bradesco Preference
  Shares SA ADR (a)...........  39,768            640,265
Banco Itau Holding Financeira
  SA Preference Shares ADR
  (a).........................  31,785            556,237
Companhia de Bebidas das
  Americas Preference Shares
  ADR.........................  5,551             303,140
Companhia Energetica de Minas
  Gerais ADR (a)..............  13,143            259,443
Companhia Siderurgica Nacional
  SA ADR (a)..................  15,443            328,318
Companhia Vale do Rio Doce
  Preference Shares ADR.......  74,389          1,316,685
Gerdau SA ADR (a).............  34,678            384,926
Petroleo Brasileiro SA ADR....  56,748          2,123,510
Tele Norte Leste Participacoes
  SA ADR......................  6,302             110,033
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR (a)......  5,243             529,124
                                             ------------
TOTAL BRAZIL..................                  6,551,681
                                             ------------
CANADA -- 7.5%
Agrium, Inc. .................  6,175             345,572
Bank of Montreal (a)..........  10,837            468,360
Bank of Nova Scotia (a).......  19,020            858,691
Barrick Gold Corp. ...........  20,322            744,872
Brookfield Asset Management,
  Inc. (Class A)..............  12,890            347,831
Brookfield Properties Corp.
  (a).........................  10,207            159,556
Cameco Corp. .................  8,600             186,527
Canadian Imperial Bank of
  Commerce (a)................  7,258             416,966
Canadian National Railway
  Co. ........................  11,857            566,308
Canadian Natural Resources,
  Ltd. .......................  11,857            814,109
Canadian Pacific Railway,
  Ltd. .......................  5,148             276,332
Canadian Tire Corp., Ltd. ....  3,800             175,132
Enbridge, Inc. ...............  10,519            389,615
EnCana Corp. .................  17,632          1,127,042
Enerplus Resources Fund.......  6,719             245,580
Gildan Activewear, Inc.
  (a)(b)......................  7,251             161,292
Goldcorp, Inc. ...............  16,301            513,163
Husky Energy, Inc. ...........  8,692             361,349
IGM Financial, Inc. (a).......  7,302             263,798
Imperial Oil, Ltd. ...........  9,717             416,573
Loblaw Co., Ltd. .............  6,895             192,609
Magna International, Inc.
  (Class A)...................  3,623             186,330
Manulife Financial Corp. .....  30,657          1,103,790
MDS, Inc. (b).................  11,946            142,808
National Bank of Canada.......  6,587             301,409
Nexen, Inc. ..................  8,447             196,239
Nortel Networks, Corp. (b)....  38                     84
Onex Corp. ...................  11,681            301,803
Penn West Energy Trust........  9,229             219,701
Petro-Canada..................  11,994            399,349


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Potash Corp of Saskatchewan,
  Inc. .......................  7,396        $    959,769
Research In Motion, Ltd. (b)..  10,875            733,490
Rogers Communications, Inc.
  (Class B) (a)...............  10,387            337,245
Royal Bank of Canada..........  24,977          1,186,361
Shaw Communications, Inc. ....  11,110            225,084
Shoppers Drug Mart Corp. .....  7,073             341,609
SNC-Lavalin Group, Inc. ......  9,544             345,422
Sun Life Financial, Inc. .....  12,311            430,746
Suncor Energy, Inc. ..........  19,875            822,517
Talisman Energy, Inc. ........  27,217            384,499
Teck Cominco, Ltd. (Class B)..  10,023            284,890
TELUS Corp. ..................  4,803             175,595
TELUS Corp. (Non-Voting)......  345                12,366
Thomson Corp. ................  8,366             227,641
TMX Group, Inc. (a)...........  5,331             145,409
TransAlta Corp. ..............  13,293            357,581
TransCanada Corp. (a).........  12,579            451,599
                                             ------------
TOTAL CANADA..................                 19,304,613
                                             ------------
CHILE -- 0.3%
Empresa Nacional de
  Electricidad SA ADR (a).....  11,044            491,569
Enersis SA ADR................  19,132            312,234
                                             ------------
TOTAL CHILE...................                    803,803
                                             ------------
CHINA -- 4.0%
Bank of China, Ltd. ..........  613,000           232,904
Bank of Communications Co.,
  Ltd. .......................  222,000           198,144
Bank of East Asia, Ltd. ......  109,724           339,162
Cheung Kong Holdings, Ltd. ...  44,000            488,772
China Construction Bank
  Corp. ......................  572,000           371,297
China COSCO Holdings Co.,
  Ltd. .......................  80,500             71,227
China Life Insurance Co.,
  Ltd. .......................  176,000           647,163
China Merchants Holdings
  International Co., Ltd. ....  89,351            280,792
China Mobile, Ltd. ...........  93,000            921,095
China Petroleum & Chemical
  Corp. ......................  440,000           341,716
China Resources Enterprise....  88,000            210,583
China Telecom Corp., Ltd. ....  440,000           177,375
Citic Pacific, Ltd. ..........  88,000            252,745
CNOOC, Ltd. ..................  352,000           401,218
COSCO Pacific, Ltd. ..........  100,000           112,823
Esprit Holdings, Ltd. ........  22,000            134,164
Guangzhou R&F Properties Co.,
  Ltd. .......................  143,600           128,539
Hang Lung Properties, Ltd. ...  88,000            202,649
Henderson Land Development
  Co., Ltd. ..................  42,000            183,918
Hong Kong & China Gas Co.,
  Ltd. .......................  212,420           480,413
Hong Kong Exchanges and
  Clearing, Ltd. .............  33,600            402,888
Huaneng Power International,
  Inc. .......................  176,000           115,379
Hutchison Whampoa, Ltd. ......  44,000            333,215
Industrial & Commercial Bank
  of China....................  902,000           532,068
Li & Fung, Ltd. ..............  88,000            210,583
Mongolia Energy Co., Ltd.
  (b).........................  105,000            55,311
New World Development Co.,
  Ltd. .......................  268,025           291,694
PCCW, Ltd. ...................  392,000           161,559
PetroChina Co., Ltd. .........  440,000           453,354
Ping An Insurance Group Co. of
  China, Ltd. ................  44,000            249,061
Shangri-La Asia, Ltd. ........  114,000           161,507
Sun Hung Kai Properties,
  Ltd. .......................  44,000            444,287
Swire Pacific, Ltd. ..........  44,000            381,951
The Link REIT.................  113,900           235,007
Zijin Mining Group Co.,
  Ltd. .......................  174,000            86,951
                                             ------------
TOTAL CHINA...................                 10,291,514
                                             ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S......  44                376,068
Danisco A/S...................  3,267             181,131
Danske Bank A/S...............  8,366             196,479
DSV A/S.......................  11,555            180,010
Novo Nordisk A/S (Class B)....  11,550            589,264
Vestas Wind Systems A/S (b)...  4,836             410,602
                                             ------------
TOTAL DENMARK.................                  1,933,554
                                             ------------
FINLAND -- 1.2%
Elisa Oyj.....................  7,390             142,626
Fortum Oyj....................  11,022            365,067
Kesko Oyj (Class B)...........  4,477             112,692
Kone Oyj (Class B)............  8,146             217,403
Metso Oyj.....................  4,748             113,845
Neste Oil Oyj (a).............  7,073             144,754
Nokia Oyj.....................  68,347          1,238,447
Outokumpu Oyj.................  6,030              93,679
Sampo Oyj (Class A)...........  11,769            261,526
Stora Enso Oyj................  17,636            169,195
UPM-Kymmene Oyj...............  8,605             132,232
Wartsila Oyj (Class B)........  3,267             135,192
YIT Oyj.......................  8,144              83,508
                                             ------------
TOTAL FINLAND.................                  3,210,166
                                             ------------
FRANCE -- 7.5%
Accor SA......................  5,060             265,644
Air France-KLM (a)............  4,748             106,675
Air Liquide SA (a)............  5,520             600,250
Alcatel-Lucent (a)(b).........  48,740            184,644
Alstom........................  4,738             351,163
AXA (a).......................  22,638            728,026
BNP Paribas SA (a)............  16,121          1,496,340
Bouygues SA...................  5,060             225,664
Cap Gemini SA.................  3,489             162,707
Carrefour SA..................  12,535            582,801
Cie de Saint-Gobain (a).......  6,631             336,663
Cie Generale des
  Etablissements Michelin.....  3,579             228,488
Credit Agricole SA............  15,399            289,953
Essilor International SA (a)..  7,344             362,186
France Telecom SA.............  35,400            984,548
GDF Suez......................  19,845          1,017,448
Groupe Danone (a).............  9,759             685,399
Hermes International (a)......  2,149             345,659
L'Oreal SA (a)................  5,999             583,535
Lafarge SA....................  3,179             329,501
Lagardere SCA.................  4,030             179,417
LVMH Moet Hennessy Louis
  Vuitton SA..................  4,880             423,277
Neopost SA (a)................  1,840             171,485
Pernod -- Ricard SA...........  4,051             351,543


See accompanying notes to financial statements.

                                       143

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SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
PPR (a).......................  1,531        $    134,805
PSA Peugeot Citroen...........  4,345             160,942
Publicis Groupe (a)...........  5,287             164,049
Renault SA....................  4,074             254,968
Sanofi-Aventis................  20,410          1,334,538
Schneider Electric SA.........  5,460             462,042
Societe Generale..............  10,083            878,112
Sodexho.......................  3,135             183,189
Technip SA....................  3,267             180,669
Total SA......................  42,122          2,519,317
Unibail-Rodamco (a)...........  1,439             287,266
Valeo SA (a)..................  4,433             132,320
Vallourec SA..................  985               209,004
Veolia Environnement..........  6,492             263,220
Vinci SA......................  9,867             457,092
Vivendi SA....................  24,162            747,340
                                             ------------
TOTAL FRANCE..................                 19,361,889
                                             ------------
GERMANY -- 6.8%
Adidas AG.....................  6,939             367,457
Allianz SE....................  8,778           1,187,134
BASF SE.......................  19,074            904,240
Bayer AG......................  15,170          1,103,783
Commerzbank AG................  13,785            201,376
Continental AG (b)............  3,311             328,393
Daimler AG....................  19,020            945,762
Deutsche Bank AG..............  10,563            734,967
Deutsche Boerse AG............  5,365             481,321
Deutsche Lufthansa AG.........  8,275             160,404
Deutsche Post AG..............  16,965            352,206
Deutsche Telekom AG...........  59,129            894,508
E.ON AG.......................  37,329          1,865,609
Fresenius Medical Care AG &
  Co. KGaA....................  5,112             263,312
Hypo Real Estate Holding AG
  (a).........................  12,015             70,039
Infineon Technologies AG (b)..  18,443            101,422
Linde AG......................  2,913             308,845
MAN AG (a)....................  3,223             214,136
Merck KGaA....................  1,771             187,568
Metro AG......................  4,074             203,322
Muenchener Rueckversicherungs-
  Gesellschaft AG.............  4,345             648,221
RWE AG........................  9,758             925,194
Salzgitter AG.................  1,349             134,081
SAP AG........................  18,575            982,862
Siemens AG....................  16,922          1,562,844
ThyssenKrupp AG...............  8,100             239,272
TUI AG (a)....................  8,322             136,241
Volkswagen AG (a).............  5,148           2,010,329
                                             ------------
TOTAL GERMANY.................                 17,514,848
                                             ------------
GREECE -- 0.5%
Hellenic Telecommunications
  Organization SA ADR (a).....  26,717            240,453
National Bank of Greece SA ADR
  (a).........................  119,294           984,175
                                             ------------
TOTAL GREECE..................                  1,224,628
                                             ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas
  NyRt........................  2,771             250,134
Richter Gedeon NyRt...........  2,594             469,141
                                             ------------
TOTAL HUNGARY.................                    719,275
                                             ------------
INDIA -- 1.4%
Dr Reddy's Laboratories, Ltd.
  ADR.........................  17,553            195,716
HDFC Bank, Ltd. ADR (a).......  4,610             391,620
ICICI Bank, Ltd. ADR (a)......  21,016            494,296
Infosys Technologies, Ltd.
  ADR.........................  15,682            522,367
Reliance Industries, Ltd. GDR
  (d).........................  7,981             648,855
Satyam Computer Services, Ltd.
  ADR (a).....................  40,840            659,566
Tata Motors, Ltd. ADR (a).....  82,466            631,690
                                             ------------
TOTAL INDIA...................                  3,544,110
                                             ------------
INDONESIA -- 0.3%
PT Astra International Tbk....  191,500           347,259
PT Bank Rakyat Indonesia......  620,050           355,065
PT Telekomunikasi Indonesia
  Tbk.........................  242,000           183,489
                                             ------------
TOTAL INDONESIA...............                    885,813
                                             ------------
IRELAND -- 0.3%
Allied Irish Banks PLC........  16,965            140,596
Bank of Ireland...............  21,566            119,656
CRH PLC.......................  12,148            255,955
Elan Corp. PLC (b)............  8,222              82,576
Elan Corp. PLC (b)............  2,164              22,342
Irish Life & Permanent PLC....  11,637             79,278
                                             ------------
TOTAL IRELAND.................                    700,403
                                             ------------
ISRAEL -- 0.5%
Bank Hapoalim BM..............  68,420            211,130
Bank Leumi Le-Israel BM.......  80,011            284,048
Teva Pharmaceutical
  Industries, Ltd. ADR (a)....  17,822            816,069
                                             ------------
TOTAL ISRAEL..................                  1,311,247
                                             ------------
ITALY -- 2.7%
Assicurazioni Generali SpA
  (a).........................  20,146            661,609
Atlantia SpA..................  13,075            265,753
Banca Monte dei Paschi di
  Siena SpA (a)...............  66,154            161,686
Banca Popolare di Milano
  Scarl.......................  16,830            140,187
Enel SpA......................  84,011            695,056
Eni SpA.......................  49,733          1,299,349
Fiat SpA......................  14,332            188,632
Finmeccanica SpA..............  9,937             212,720
Intesa Sanpaolo SpA...........  164,970           890,983
Lottomatica SpA...............  13,251            344,341
Mediaset SpA (a)..............  25,379            159,438
Mediobanca SpA................  13,647            182,012
Pirelli & C. SpA..............  208,786           121,121
Saipem SpA....................  9,038             265,457
Seat Pagine Gialle SpA
  (a)(b)......................  2                      --
Telecom Italia SpA............  295,231           436,261
UniCredit SpA.................  174,197           635,572
Unione di Banche Italiane
  ScpA........................  21,102            457,063
                                             ------------
TOTAL ITALY...................                  7,117,240
                                             ------------
JAPAN -- 15.9%
Aeon Co., Ltd. (a)............  13,200            130,925
Aisin Seiki Co., Ltd. ........  4,400             104,648
Asahi Breweries, Ltd. (a).....  13,200            228,776
Asahi Glass Co., Ltd. ........  44,000            379,635
Asahi Kasei Corp. (a).........  44,000            181,943
Astellas Pharma, Inc. (a).....  13,200            543,343


See accompanying notes to financial statements.

                                       144

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SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Bridgestone Corp. (a).........  13,200       $    243,696
Canon, Inc. ..................  18,400            662,064
Central Japan Railway Co. ....  44                412,377
Chubu Electric Power Co., Inc.
  (a).........................  13,200            308,972
Credit Saison Co., Ltd. ......  15,300            243,699
Daiichi Sankyo Co., Ltd. (a)..  17,600            446,776
Daikin Industries, Ltd. ......  11,900            388,951
Daiwa Securities Group, Inc.
  (a).........................  44,000            305,864
Denso Corp. (a)...............  8,800             210,540
East Japan Railway Co. .......  78                577,478
Eisai Co., Ltd. (a)...........  4,400             169,510
Electric Power Development
  Co., Ltd. ..................  4,400             140,498
Elpida Memory, Inc. (a)(b)....  4,400              79,533
Fanuc, Ltd. ..................  4,400             320,784
FUJIFILM Holdings Corp. (a)...  13,200            334,461
Fujitsu, Ltd. ................  44,000            241,624
Hankyu Hanshin Holdings, Inc.
  (a).........................  44,000            201,008
Hitachi, Ltd. ................  88,000            595,149
Hokuhoku Financial Group,
  Inc. .......................  77,000            165,365
Honda Motor Co., Ltd. ........  30,800            896,454
Hoya Corp. (a)................  8,800             170,753
Ibiden Co., Ltd. (a)..........  4,400             103,198
Inpex Holdings, Inc. (a)......  44                371,347
Itochu Corp. (a)..............  44,000            257,787
Japan Real Estate Investment
  Corp. ......................  49                385,852
Japan Retail Fund Investment
  Corp. (a)...................  44                177,384
Japan Tobacco, Inc. ..........  98                363,698
JFE Holdings, Inc. (a)........  13,200            395,385
JS Group Corp. ...............  8,800             109,415
JSR Corp. (a).................  8,800             113,725
Kajima Corp. (a)..............  44,000            129,723
Kamigumi Co., Ltd. ...........  44,000            324,928
Kawasaki Kisen Kaisha, Ltd.
  (a).........................  44,000            261,932
KDDI Corp. (a)................  52                288,494
Keihin Electric Express
  Railway Co., Ltd. (a).......  68,000            441,954
Kintetsu Corp. (a)............  102,000           353,563
Kobe Steel, Ltd. .............  88,000            171,582
Komatsu, Ltd. ................  22,000            347,101
Konica Minolta Holdings, Inc.
  (a).........................  22,000            245,976
Kubota Corp. (a)..............  44,000            268,563
Kyocera Corp. (a).............  4,400             326,586
Makita Corp. (a)..............  4,400              87,034
Marubeni Corp. ...............  52,000            229,228
Marui Group Co., Ltd. (a).....  17,600            129,308
Matsushita Electric Industrial
  Co., Ltd. ..................  44,000            743,936
Mitsubishi Chemical Holdings
  Corp. (a)...................  44,000            229,190
Mitsubishi Corp. (a)..........  29,700            602,868
Mitsubishi Electric Corp.
  (a).........................  44,000            286,384
Mitsubishi Estate Co., Ltd. ..  44,000            833,043
Mitsubishi Heavy Industries,
  Ltd. .......................  88,000            369,689
Mitsubishi Rayon Co., Ltd.
  (a).........................  44,000            106,513
Mitsubishi UFJ Financial
  Group, Inc. ................  179,000         1,505,647
Mitsui & Co., Ltd. ...........  46,000            553,742
Mitsui Chemicals, Inc. (a)....  44,000            189,818
Mitsui Mining & Smelting Co.,
  Ltd. (a)....................  44,000            100,711
Mitsui OSK Lines, Ltd. .......  44,000            366,373
Mitsui Sumitomo Insurance
  Group Holdings, Inc. .......  14,100            463,514
Mizuho Financial Group,
  Inc. .......................  183               761,890
Murata Manufacturing Co., Ltd.
  (a).........................  4,400             172,825
NEC Corp. (a).................  44,000            182,358
Nidec Corp. (a)...............  4,400             264,419
Nintendo Co., Ltd. ...........  1,500             613,196
Nippon Mining Holdings,
  Inc. .......................  22,000             86,827
Nippon Oil Corp. (a)..........  44,000            217,586
Nippon Steel Corp. (a)........  134,000           488,466
Nippon Telegraph & Telephone
  Corp. ......................  88                388,753
Nippon Yusen KK...............  44,000            276,852
Nissan Motor Co., Ltd. (a)....  44,000            288,871
Nitto Denko Corp. ............  4,400             109,207
Nomura Holdings, Inc. (a).....  35,200            439,648
NTT Data Corp. (a)............  44                171,582
NTT DoCoMo, Inc. .............  352               556,688
Obayashi Corp. (a)............  44,000            216,757
Omron Corp. (a)...............  8,800             133,453
ORIX Corp. ...................  1,760             208,551
Osaka Gas Co., Ltd. ..........  88,000            300,061
Resona Holdings, Inc. (a).....  98                125,633
Rohm Co., Ltd. ...............  4,400             236,651
Secom Co., Ltd. ..............  4,400             180,285
Seven & I Holdings Co., Ltd.
  (a).........................  17,600            496,510
Sharp Corp. ..................  44,000            466,670
Shin-Etsu Chemical Co.,
  Ltd. .......................  8,800             405,331
Softbank Corp. (a)............  18,900            239,087
Sompo Japan Insurance, Inc. ..  44,000            359,327
Sony Corp. ...................  22,000            656,902
Sumitomo Chemical Co., Ltd. ..  44,000            188,574
Sumitomo Corp. (a)............  22,000            199,143
Sumitomo Electric Industries,
  Ltd. (a)....................  17,600            187,828
Sumitomo Metal Industries,
  Ltd. .......................  88,000            262,761
Sumitomo Mitsui Financial
  Group, Inc. (a).............  132               783,309
T&D Holdings, Inc. ...........  4,400             226,289
Takeda Pharmaceutical Co.,
  Ltd. (a)....................  17,600            870,343
TDK Corp. (a).................  4,400             213,027
Teijin, Ltd. (a)..............  44,000            129,308
Terumo Corp. .................  7,300             374,747
The 77 Bank, Ltd. ............  69,000            337,965
The Bank of Yokohama, Ltd.
  (a).........................  44,000            208,054
The Chiba Bank, Ltd. (a)......  44,000            221,316
The Furukawa Electric Co.,
  Ltd. .......................  44,000            188,160
The Joyo Bank, Ltd. (a).......  46,000            204,079
The Kansai Electric Power Co.,
  Inc. (a)....................  13,200            292,187
The Shizuoka Bank, Ltd. (a)...  53,000            509,207
The Sumitomo Trust & Banking
  Co., Ltd. ..................  44,000            277,681
The Tokyo Electric Power Co.,
  Inc. (a)....................  22,000            536,712
Tokio Marine Holdings, Inc. ..  13,200            465,012
Tokyo Electron, Ltd. (a)......  4,400             193,133
Tokyo Gas Co., Ltd. ..........  44,000            181,114
Tokyu Corp. ..................  44,000            206,396
Toppan Printing Co., Ltd.
  (a).........................  44,000            339,019
Toray Industries, Inc. (a)....  44,000            201,837
Toshiba Corp. (a).............  44,000            186,917
Toyota Motor Corp. ...........  55,700          2,297,989


See accompanying notes to financial statements.

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SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Toyota Tsusho Corp. ..........  5,400        $     68,819
West Japan Railway Co. .......  73                310,799
Yahoo! Japan Corp. (a)........  571               181,253
Yamada Denki Co., Ltd. (a)....  2,640             196,698
Yamaha Corp. (a)..............  8,800             148,124
Yamaha Motor Co., Ltd. .......  8,800             117,455
                                             ------------
TOTAL JAPAN...................                 41,269,658
                                             ------------
LUXEMBOURG -- 0.3%
ArcelorMittal.................  14,319            706,979
                                             ------------
MEXICO -- 1.1%
America Movil SAB de CV (a)...  405,157           935,142
Cemex SAB de CV...............  186,135           320,181
Fomento Economico Mexicano SAB
  de CV.......................  42,140            160,431
Grupo Financiero Banorte SAB
  de CV (a)...................  93,927            298,347
Grupo Modelo SAB de CV........  53,581            226,761
Grupo Televisa SA de CV.......  83,019            363,662
Telefonos de Mexico SA de CV..  315,104           401,501
Telmex Internacional SAB de CV
  (a).........................  300,720           197,061
                                             ------------
TOTAL MEXICO..................                  2,903,086
                                             ------------
NETHERLANDS -- 3.7%
Aegon NV (a)..................  24,145            210,275
Akzo Nobel NV.................  6,851             323,486
ASML Holding NV...............  10,814            188,506
European Aeronautic Defence
  and Space Co. NV (a)........  7,703             129,840
Fortis VVPR Strip (b).........  5,332                  75
Heineken NV...................  5,728             228,059
ING Groep NV..................  35,084            735,762
James Hardie Industries NV
  ADR.........................  24,385             95,597
Koninklijke (Royal) Philips
  Electronics NV..............  25,821            692,203
Koninklijke Ahold NV..........  29,363            335,196
Koninklijke DSM NV............  5,506             257,968
Koninklijke Royal KPN NV......  43,907            628,581
Reed Elsevier NV (a)..........  21,846            323,093
Royal Dutch Shell PLC (Class
  A)..........................  74,973          2,162,223
Royal Dutch Shell PLC (Class
  B)..........................  54,692          1,538,324
SBM Offshore NV (a)...........  8,476             178,825
TNT NV........................  10,837            296,833
Unilever NV...................  35,354            986,248
Wolters Kluwer NV.............  9,527             190,494
                                             ------------
TOTAL NETHERLANDS.............                  9,501,588
                                             ------------
NORWAY -- 0.6%
DnB NOR ASA...................  19,516            146,561
Norsk Hydro ASA...............  17,405            114,075
Orkla ASA (a).................  31,106            278,319
StatoilHydro ASA..............  21,002            493,408
Storebrand ASA................  19,499            112,463
Telenor ASA...................  17,449            211,904
Yara International ASA........  8,867             304,450
                                             ------------
TOTAL NORWAY..................                  1,661,180
                                             ------------
POLAND -- 0.2%
Telekomunikacja Polska SA
  GDR.........................  59,400            562,080
                                             ------------
PORTUGAL -- 0.2%
Banco Comercial Portugues SA
  (a).........................  144,979           232,562
Portugal Telecom, SGPS SA
  (a).........................  33,791            337,236
                                             ------------
TOTAL PORTUGAL................                    569,798
                                             ------------
RUSSIA -- 1.5%
Gazprom OAO ADR...............  50,697          1,569,072
LUKOIL ADR (a)................  11,994            705,247
Mechel OAO ADR (a)............  9,747             175,056
Mobile Telesystems OJSC ADR...  8,427             471,996
Tatneft GDR...................  5,235             370,638
Unified Energy System ADR
  (c).........................  600                54,000
Vimpel-Communications ADR
  (a).........................  30,659            622,378
                                             ------------
TOTAL RUSSIA..................                  3,968,387
                                             ------------
SINGAPORE -- 1.0%
CapitaLand, Ltd. .............  81,000            173,365
DBS Group Holdings, Ltd. .....  44,000            516,416
Fraser and Neave, Ltd. .......  88,000            218,507
Singapore Exchange, Ltd. .....  88,000            377,310
Singapore Press Holdings, Ltd.
  (a).........................  132,000           367,462
Singapore Telecommunications,
  Ltd. .......................  132,000           300,063
United Overseas Bank, Ltd. ...  47,000            552,284
                                             ------------
TOTAL SINGAPORE...............                  2,505,407
                                             ------------
SOUTH AFRICA -- 1.3%
Anglo Platinum, Ltd. .........  1,664             149,507
AngloGold Ashanti, Ltd. ......  5,582             129,428
Barloworld, Ltd. .............  17,758            138,321
Discovery Holdings, Ltd. .....  1                       3
FirstRand, Ltd. ..............  88,164            177,911
Gold Fields, Ltd. ............  21,346            207,514
Harmony Gold Mining Co., Ltd.
  (b).........................  38,486            384,597
Impala Platinum Holdings,
  Ltd. .......................  13,293            266,481
Kumba Iron Ore, Ltd. .........  6,400             146,076
MTN Group, Ltd. ..............  32,041            444,979
Naspers, Ltd. ................  9,273             180,294
Sanlam, Ltd. .................  86,694            184,263
Sasol, Ltd. ..................  13,785            582,487
Standard Bank Group, Ltd. ....  26,938            304,265
Telkom SA, Ltd. ..............  10,207            129,574
                                             ------------
TOTAL SOUTH AFRICA............                  3,425,700
                                             ------------
SOUTH KOREA -- 2.5%
Hana Financial Group, Inc. ...  6,680             152,478
Hyundai Development Co. ......  2,900             104,520
Hyundai Heavy Industries......  1,286             286,618
Hyundai Mobis.................  1,782             135,686
Kia Motors Corp. (b)..........  17,040            206,832
KB Financial..................  9,376             423,375
Korea Electric Power Corp.
  ADR.........................  12,715            157,539
KT Corp. ADR..................  9,141             153,477
KT Freetel Co., Ltd. (b)......  5,160             126,975
KT&G Corp. ...................  3,500             260,408
LG Electronics, Inc. .........  3,500             313,186
NHN Corp. (b).................  1,226             152,367
POSCO ADR (a).................  6,719             627,353
Samsung Corp. ................  6,278             268,920
Samsung Electro-Mechanics Co.,
  Ltd. .......................  5,010             154,831
Samsung Electronics Co., Ltd.
  GDR (d).....................  5,659           1,267,616


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Samsung Fire & Marine
  Insurance Co., Ltd. ........  1,286        $    219,492
Samsung Heavy Industries Co.,
  Ltd. .......................  6,790             174,398
Samsung Securities Co., Ltd.
  (a).........................  7,278             437,180
Shinhan Financial Group Co.,
  Ltd. .......................  7,874             273,351
Shinsegae Co., Ltd. ..........  356               165,767
SK Energy Co., Ltd. ..........  1,352              99,696
SK Holdings Co., Ltd. ........  1,351             122,009
SK Telecom Co., Ltd. ADR (a)..  10,519            197,968
                                             ------------
TOTAL SOUTH KOREA.............                  6,482,042
                                             ------------
SPAIN -- 3.7%
Abertis Infraestructuras SA
  (a).........................  14,194            275,538
Acciona SA (a)................  1,753             261,748
Acerinox SA (a)...............  15,640            275,927
ACS Actividades de
  Construccion y Servicios
  (a).........................  7,658             306,246
Banco Bilbao Vizcaya
  Argentaria SA...............  67,488          1,086,374
Banco Popular Espanol SA (a)..  41,365            481,677
Banco Santander SA............  111,947         1,651,087
Gamesa Corp. Tecnologica SA...  9,141             308,415
Gas Natural SDG SA............  6,895             252,587
Grupo Ferrovial SA (a)........  2,635             119,328
Iberdrola SA..................  70,966            711,732
Indra Sistemas, SA (a)........  12,528            295,285
Industria de Desino Textil SA
  (a).........................  5,955             248,348
Mapfre SA (a).................  44,583            192,254
Repsol YPF SA.................  19,968            586,204
Telefonica SA.................  89,075          2,100,752
Union Fenosa SA...............  13,035            315,658
                                             ------------
TOTAL SPAIN...................                  9,469,160
                                             ------------
SWEDEN -- 1.5%
Assa Abloy AB (Class B) (a)...  11,769            139,248
Atlas Copco AB (Class B)......  27,128            267,477
Hennes & Mauritz AB (Class B)
  (a).........................  9,758             389,047
Husqvarna AB (Class B) (a)....  14,676            107,869
Nordea Bank AB................  44,763            520,638
Sandvik AB....................  24,297            250,889
Securitas AB (Class B)........  14,729            162,124
Skandinaviska Enskilda Banken
  AB (a)......................  11,325            170,133
Skanska AB (Class B) (a)......  14,596            162,230
SKF AB (Class B)..............  14,200            177,175
Svenska Handelsbanken AB
  (Class A)...................  12,443            271,247
Tele2 AB (Class B)............  18,187            202,795
Telefonaktiebolaget LM
  Ericsson (Class B)..........  63,985            587,292
TeliaSonera AB (a)............  43,100            241,685
Volvo AB ADR (Class A) (a)....  18,453            152,832
                                             ------------
TOTAL SWEDEN..................                  3,802,681
                                             ------------
SWITZERLAND -- 5.7%
ABB, Ltd. (b).................  44,316            834,741
Adecco SA.....................  3,636             156,433
Cie Financiere Richemont SA
  (Class A)...................  11,462            499,881
Credit Suisse Group AG........  22,359            995,063
Geberit AG (a)................  1,345             163,619
Givaudan SA...................  315               261,411
Holcim, Ltd. .................  4,606             332,741
Kuehne & Nagel International
  AG..........................  4,431             291,053
Logitech International SA
  (b).........................  5,684             127,545
Nestle SA.....................  79,240          3,406,348
Nobel Biocare Holding AG......  3,760             124,277
Novartis AG...................  41,604          2,172,499
Roche Holding AG..............  14,244          2,216,792
SGS SA........................  192               223,979
Swatch Group AG...............  1,393             252,821
Syngenta AG...................  2,502             529,297
UBS AG (b)....................  53,509            880,960
Xstrata PLC...................  12,935            395,640
Zurich Financial Services AG..  2,961             808,086
                                             ------------
TOTAL SWITZERLAND.............                 14,673,186
                                             ------------
TAIWAN -- 1.8%
AU Optronics Corp. ADR (a)....  82,797            940,574
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR
  (a).........................  277,611         2,601,215
United Microelectronics Corp.
  ADR (a).....................  545,785         1,064,281
                                             ------------
TOTAL TAIWAN..................                  4,606,070
                                             ------------
THAILAND -- 0.5%
Bangkok Bank PCL..............  361,000         1,088,121
PTT PCL.......................  34,400            231,773
                                             ------------
TOTAL THAILAND................                  1,319,894
                                             ------------
TURKEY -- 0.2%
Akbank TAS....................  36,593            188,579
Turkiye Garanti Bankasi AS....  115,212           277,379
Turkiye Is Bankasi............  46,819            197,075
                                             ------------
TOTAL TURKEY..................                    663,033
                                             ------------
UNITED KINGDOM -- 14.5%
3i Group PLC..................  10,924            137,858
Anglo American PLC............  28,123            929,871
AstraZeneca PLC...............  29,332          1,286,156
Aviva PLC.....................  29,675            253,892
BAE Systems PLC...............  69,240            508,477
Barclays PLC..................  162,035           942,994
BG Group PLC..................  70,669          1,276,014
BHP Billiton PLC..............  51,291          1,151,023
BP PLC........................  396,426         3,278,666
British American Tobacco PLC..  31,562          1,032,328
British Land Co. PLC..........  11,149            147,951
British Sky Broadcasting Group
  PLC.........................  29,097            214,976
BT Group PLC..................  169,812           487,619
Burberry Group PLC............  17,141            119,157
Cable & Wireless PLC..........  59,797            176,398
Cadbury PLC...................  30,595            308,390
Capita Group PLC..............  18,930            235,517
Carnival PLC..................  5,012             148,388
Centrica PLC..................  79,309            443,884
Cobham PLC....................  62,848            212,732
Compass Group PLC.............  54,421            333,689
Diageo PLC....................  55,477            934,462
Enterprise Inns PLC...........  19,064             60,655
Experian Group, Ltd. .........  24,208            158,575
FirstGroup PLC................  18,132            172,101
G4S PLC.......................  47,177            170,283
GKN PLC.......................  31,376            109,475
GlaxoSmithKline PLC...........  116,996         2,525,412


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Hammerson PLC.................  9,141        $    158,209
Hays PLC......................  59,085             84,253
HBOS PLC......................  115,448           251,875
Home Retail Group PLC.........  845                 3,494
HSBC Holdings PLC.............  226,974         3,645,171
ICAP PLC......................  20,190            127,756
IMI PLC.......................  26,231            174,515
Imperial Tobacco Group PLC....  21,611            692,213
Inchcape PLC..................  19,291             64,472
Intercontinental Hotels Group
  PLC.........................  9,013             110,529
International Power PLC.......  36,931            238,131
ITV PLC.......................  110,017            82,362
J Sainsbury PLC...............  39,357            244,128
Land Securities Group PLC.....  10,207            227,418
Lloyds TSB Group PLC..........  113,733           459,168
Man Group PLC.................  35,526            213,241
Marks & Spencer Group PLC.....  37,820            135,836
National Grid PLC.............  56,531            719,452
Next PLC......................  7,570             137,495
Old Mutual PLC................  116,282           159,595
Pearson PLC...................  20,322            217,338
Prudential PLC................  50,202            454,124
Reckitt Benckiser PLC.........  13,406            647,807
Reed Elsevier PLC.............  29,604            292,860
Rentokil Initial PLC..........  78,368             96,384
Rio Tinto PLC.................  21,533          1,332,221
Rolls-Royce Group PLC (b).....  41,700            250,114
Royal & Sun Alliance Insurance
  Group PLC...................  73,470            195,125
Royal Bank of Scotland Group
  PLC.........................  242,305           773,094
SABMiller PLC.................  19,196            371,585
Scottish & Southern Energy
  PLC.........................  19,284            490,499
Severn Trent PLC..............  9,585             231,328
Smith & Nephew PLC............  28,194            297,003
Smiths Group PLC..............  11,425            206,089
Standard Life PLC.............  53,824            230,252
Tate & Lyle PLC...............  18,192            123,544
Tesco PLC.....................  163,137         1,127,076
The Sage Group PLC............  43,012            149,730
Thomson Reuters PLC (a).......  4,455              98,545
Tomkins PLC...................  41,693            114,260
Unilever PLC..................  26,827            727,786
United Utilities Group PLC....  19,818            245,506
Vodafone Group PLC............  1,140,066       2,493,399
Whitbread PLC.................  7,390             139,363
William Hill PLC..............  18,000             74,916
Wolseley PLC..................  15,170            112,688
WPP Group PLC.................  28,372            226,561
                                             ------------
TOTAL UNITED KINGDOM..........                 37,405,453
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $358,037,851).........                255,321,594
                                             ------------
PREFERRED STOCKS -- 0.1%
GERMANY -- 0.1%
Porsche Automobil Holding SE
  (Cost $422,961).............  2,208             235,091
                                             ------------
RIGHTS -- 0.0% (E)
AUSTRALIA -- 0.0% (E)
Alumina Limited
  (expired 9/19/08) (b)(c)
  (Cost $0)...................  13,789                761
                                             ------------
SHORT TERM INVESTMENTS -- 11.1%
UNITED STATES -- 11.1%
MONEY MARKET FUNDS -- 11.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............  28,071,322     28,071,322
STIC Prime Portfolio..........  645,605           645,605
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $28,716,927)..........                 28,716,927
                                             ------------
TOTAL INVESTMENTS -- 109.9%
  (Cost $387,177,739).........                284,274,373
OTHER ASSETS AND
  LIABILITIES -- (9.9)%.......                (25,635,553)
                                             ------------
NET ASSETS -- 100.0%..........               $258,638,820
                                             ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.74% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Amount shown represents less than 0.05% of net assets.
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
COMMON STOCKS -- 99.0%
JAPAN -- 99.0%
AIR FREIGHT & LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. (a)..  4,180       $    46,302
                                             -----------
AIRLINES -- 0.5%
All Nippon Airways Co., Ltd. ..  18,000           63,580
Japan Airlines Corp. (a) (b)...  24,000           48,830
                                             -----------
                                                 112,410
                                             -----------
AUTO COMPONENTS -- 1.9%
Aisin Seiki Co., Ltd. .........  1,968            46,806
Bridgestone Corp. (a)..........  6,303           116,365
Denso Corp. (a)................  2,947            70,507
FCC Co., Ltd. .................  1,384            17,938
Futaba Industrial Co., Ltd.
  (a)..........................  808               9,902
Keihin Corp. (a)...............  856               9,700
NGK Spark Plug Co., Ltd. ......  160               1,531
NHK Spring Co., Ltd. ..........  2,340            12,585
Nissin Kogyo Co., Ltd. (a).....  916              11,743
NOK Corp. (a)..................  1,916            20,989
Showa Corp. ...................  4,712            28,050
Stanley Electric Co., Ltd. ....  1,144            16,401
Sumitomo Rubber Industries,
  Inc. (a).....................  3,008            26,123
Tokai Rika Co., Ltd. ..........  220               2,717
Toyo Tire & Rubber Co., Ltd. ..  3,851            10,338
Toyoda Gosei Co., Ltd. ........  68                1,121
Toyota Boshoku Corp. ..........  100               1,076
Toyota Industries Corp. (a)....  1,872            46,286
                                             -----------
                                                 450,178
                                             -----------
AUTOMOBILES -- 7.4%
Daihatsu Motor Co., Ltd. (a)...  4,464            47,934
Fuji Heavy Industries, Ltd.
  (a)..........................  10,347           50,778
Honda Motor Co., Ltd. .........  14,374          418,364
Isuzu Motors, Ltd. ............  16,651           44,543
Mazda Motor Corp. (a)..........  9,123            35,920
Mitsubishi Motors Corp. (a)
  (b)..........................  51,173           83,870
Nissan Motor Co., Ltd. (a).....  21,462          140,904
Suzuki Motor Corp. (a).........  3,492            63,087
Toyota Motor Corp. ............  20,577          848,936
Yamaha Motor Co., Ltd. ........  2,216            29,577
                                             -----------
                                               1,763,913
                                             -----------
BEVERAGES -- 0.7%
Asahi Breweries, Ltd. (a)......  2,584            44,785
Ito En, Ltd. (a)...............  1,656            21,198
Kirin Holdings Co., Ltd. ......  5,207            67,537
Takara Holdings, Inc. (a)......  3,479            23,987
                                             -----------
                                                 157,507
                                             -----------
BUILDING PRODUCTS -- 0.9%
Aica Kogyo Co., Ltd. ..........  3,584            27,547
Asahi Glass Co., Ltd. (a)......  8,299            71,605
Daikin Industries, Ltd. .......  2,532            82,758
Hitachi Construction Machinery
  Co., Ltd. ...................  100               2,378
JS Group Corp. ................  3,072            38,196
                                             -----------
                                                 222,484
                                             -----------
CAPITAL MARKETS -- 2.0%
Daiwa Securities Group, Inc.
  (a)..........................  15,482          107,622
JAFCO Co., Ltd. (a)............  512              18,616
Nomura Holdings, Inc. (a)......  19,576          244,504
Okasan Holdings, Inc. (a)......  8,107            38,181
SBI Holdings, Inc. (a).........  221              31,662
Shinko Securities Co., Ltd.
  (a)..........................  8,587            23,295
Tokai Tokyo Securities Co.,
  Ltd. (a).....................  5,967            19,728
                                             -----------
                                                 483,608
                                             -----------
CHEMICALS -- 4.0%
Asahi Kasei Corp. (a)..........  10,859           44,903
Daicel Chemical Industries,
  Ltd. (a).....................  3,055            13,525
Dainippon Ink and Chemicals,
  Inc. ........................  10,391           19,282
Hitachi Chemical Co., Ltd. ....  1,676            22,022
JSR Corp. (a)..................  2,260            29,207
Kaneka Corp. (a)...............  7,224            39,194
Kansai Paint Co., Ltd. (a).....  7,092            43,221
Kuraray Co., Ltd. (a)..........  5,471            53,130
Mitsubishi Chemical Holdings
  Corp. (a)....................  9,623            50,125
Mitsubishi Gas Chemical Co.,
  Inc. (a).....................  4,268            20,181
Mitsubishi Rayon Co., Ltd.
  (a)..........................  8,291            20,070
Mitsui Chemicals, Inc. (a).....  6,843            29,521
Nifco, Inc. ...................  1,528            26,295
Nissan Chemical Industries,
  Ltd. ........................  1,416            12,684
Nitto Denko Corp. .............  1,184            29,387
Sekisui Chemical Co., Ltd.
  (a)..........................  5,079            29,709
Shin-Etsu Chemical Co., Ltd. ..  3,820           175,951
Showa Denko K.K................  9,723            19,874
Sumitomo Chemical Co., Ltd. ...  12,674           54,318
Taiyo Nippon Sanso Corp. (a)...  4,180            32,561
Teijin, Ltd. (a)...............  10,367           30,467
Tokai Carbon Co., Ltd. (a).....  4,828            34,153
Toray Industries, Inc. (a).....  12,758           58,523
Tosoh Corp. (a)................  8,599            24,785
Ube Industries, Ltd. ..........  13,543           35,591
Zeon Corp. (a).................  4,132            14,011
                                             -----------
                                                 962,690
                                             -----------
COMMERCIAL BANKS -- 11.6%
Chuo Mitsui Trust Holdings,
  Inc. ........................  8,981            46,527
Fukuoka Financial Group, Inc.
  (a)..........................  19,000           67,828
Hokuhoku Financial Group,
  Inc. ........................  15,658           33,627
Mitsubishi UFJ Financial Group,
  Inc. ........................  92,244          775,904
Mizuho Financial Group, Inc.
  (a)..........................  114             474,620
Resona Holdings, Inc. (a)......  48               61,534
Shinsei Bank, Ltd. ............  4,726            13,889
Sumitomo Mitsui Financial
  Group, Inc. .................  75              445,062
Suruga Bank, Ltd. (a)..........  4,496            50,650
The 77 Bank, Ltd. .............  4,803            23,525
The Awa Bank, Ltd. ............  8,731            49,920
The Bank of Kyoto, Ltd. (a)....  5,916            58,511
The Bank of Yokohama, Ltd.
  (a)..........................  11,947           56,491
The Chiba Bank, Ltd. (a).......  11,063           55,646
The Chugoku Bank, Ltd. ........  1,504            20,697
The Hachijuni Bank, Ltd. (a)...  7,719            40,062
The Hiroshima Bank, Ltd. ......  7,811            28,179
The Hyakugo Bank, Ltd. ........  7,147            39,719
The Iyo Bank, Ltd. (a).........  7,180            76,964
The Joyo Bank, Ltd. (a)........  7,155            31,743
The Juroku Bank, Ltd. (a)......  6,883            25,674
The Musashino Bank, Ltd. (a)...  820              23,249
The Nanto Bank, Ltd. (a).......  9,391            48,917
The Nishi-Nippon City Bank,
  Ltd. (a).....................  14,799           35,685
The Shizuoka Bank, Ltd. (a)....  4,363            41,918


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
The Sumitomo Trust & Banking
  Co., Ltd. ...................  15,634      $    98,665
Yamaguchi Financial Group,
  Inc. ........................  3,076            36,507
                                             -----------
                                               2,761,713
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Dai Nippon Printing Co., Ltd.
  (a)..........................  5,739            76,707
Daiseki Co., Ltd. (a)..........  400              10,474
MEITEC Corp. ..................  1,412            37,440
Nissha Printing Co., Ltd. (a)..  336              15,824
Park24 Co., Ltd. (a)...........  1,900            10,470
Secom Co., Ltd. ...............  2,268            92,929
The Goodwill Group, Inc.(a)
  (b)..........................  78                2,454
TKC Corp. .....................  400               6,254
Toppan Printing Co., Ltd. (a)..  5,299            40,829
                                             -----------
                                                 293,381
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.0%(C)
Aiphone Co., Ltd. (a)..........  200               3,468
Epson Toyocom Corp. (a)........  2,188             5,709
                                             -----------
                                                   9,177
                                             -----------
COMPUTERS & PERIPHERALS -- 1.5%
Fujitsu, Ltd. .................  18,498          101,581
NEC Corp. (a)..................  20,918           86,694
Seiko Epson Corp. (a)..........  2,076            47,224
Toshiba Corp. (a)..............  27,633          117,388
                                             -----------
                                                 352,887
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.9%
Chiyoda Corp. .................  688               4,899
COMSYS Holdings Corp. (a)......  3,000            25,432
JGC Corp. .....................  1,460            22,746
Kajima Corp. (a)...............  10,595           31,237
Kyowa Exeo Corp. ..............  1,548            13,808
Maeda Corp. (a)................  6,855            20,856
Obayashi Corp. (a).............  9,679            47,681
Shimizu Corp. (a)..............  4,559            21,171
Taisei Corp. (a)...............  14,995           38,418
                                             -----------
                                                 226,248
                                             -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. .........  11,607           16,509
                                             -----------
CONSUMER FINANCE -- 1.1%
Acom Co., Ltd. (a).............  912              30,839
Aeon Credit Service Co., Ltd.
  (a)..........................  1,640            16,143
Aiful Corp. (a)................  531               3,991
Credit Saison Co., Ltd. .......  2,064            32,875
NIS Group Co., Ltd.(a) (b).....  8,500             9,047
Orient Corp. (b)...............  4,001             5,201
ORIX Corp. ....................  1,006           119,206
Promise Co., Ltd. (a)..........  1,214            23,042
SFCG Co., Ltd. (a).............  128               5,655
Takefuji Corp. (a).............  1,754            22,205
                                             -----------
                                                 268,204
                                             -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. ......  1,748            26,311
                                             -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ...  1,492            22,373
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Corp. .................  928              37,499
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.0% (C)
Mizuho Trust & Banking Co.,
  Ltd. (a).....................  8,370            10,959
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
Nippon Telegraph & Telephone
  Corp. .......................  98              432,930
                                             -----------
ELECTRIC UTILITIES -- 4.5%
Chubu Electric Power Co., Inc.
  (a)..........................  6,363           148,939
Funai Electric Co., Ltd. ......  695              12,589
Hokkaido Electric Power Co.,
  Inc. ........................  2,128            44,097
Hokuriku Electric Power Co.
  (a)..........................  2,312            55,424
Kyushu Electric Power Co.,
  Inc. ........................  3,776            78,248
Sanyo Electric Co., Ltd.
  (a)(b).......................  15,422           26,002
Sharp Corp. (a)................  8,519            90,354
Shikoku Electric Power Co.,
  Inc. (a).....................  2,472            61,937
The Chugoku Electric Power Co.,
  Inc. (a).....................  2,848            58,347
The Kansai Electric Power Co.,
  Inc. (a).....................  6,311           139,696
The Okinawa Electric Power Co.,
  Inc. ........................  236              11,181
The Tokyo Electric Power Co.,
  Inc. (a).....................  11,367          277,309
Tohoku Electric Power Co., Inc.
  (a)..........................  2,943            63,065
                                             -----------
                                               1,067,188
                                             -----------
ELECTRICAL EQUIPMENT -- 1.3%
Fuji Electric Holdings Co.,
  Ltd. ........................  6,099            14,362
Fujikura, Ltd. (a).............  8,107            30,621
Matsushita Electric Works, Ltd.
  (a)..........................  6,151            53,303
Mitsubishi Electric Corp. (a)..  18,974          123,497
Sumitomo Electric Industries,
  Ltd. (a).....................  6,187            66,028
Ushio, Inc. ...................  1,836            29,728
                                             -----------
                                                 317,539
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.1%
Alps Electric Co., Ltd. (a)....  2,868            21,963
Casio Computer Co., Ltd. (a)...  3,648            33,743
Dainippon Screen Manufacturing
  Co., Ltd. (a)................  6,364            20,201
Hamamatsu Photonics K.K. (a)...  1,068            25,602
Hirose Electric Co., Ltd. (a)..  608              56,926
Hitachi, Ltd. .................  27,933          188,912
Horiba, Ltd. (a)...............  804              17,873
Hoya Corp. (a).................  4,332            84,057
Ibiden Co., Ltd. (a)...........  1,696            39,778
Keyence Corp. (a)..............  340              66,613
Konica Minolta Holdings, Inc.
  (a)..........................  6,075            67,923
Kyocera Corp. (a)..............  1,492           110,742
Murata Manufacturing Co., Ltd.
  (a)..........................  2,128            83,585
Nidec Corp. (a)................  1,464            87,979
Nippon Electric Glass Co.,
  Ltd. ........................  4,548            39,669
Oki Electric Industry Co.,
  Ltd.(a) (b)..................  13,166           13,518
Olympus Corp. .................  492              14,042
OMRON Corp. (a)................  2,480            37,609
Shimadzu Corp. ................  7,312            58,130
Taiyo Yuden Co., Ltd. .........  776               7,426
TDK Corp. (a)..................  1,596            77,271
The Furukawa Electric Co.,
  Ltd. ........................  6,899            29,503
Yaskawa Electric Corp. ........  2,604            14,300
Yokogawa Electric Corp. (a)....  2,964            18,398
                                             -----------
                                               1,215,763
                                             -----------
FOOD & STAPLES RETAILING -- 1.9%
Aeon Co., Ltd. (a).............  8,703            86,321
Cawachi, Ltd. .................  848              15,927


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
FamilyMart Co., Ltd. ..........  1,552       $    65,346
Izumiya Co., Ltd. .............  6,740            36,378
Seven & I Holdings Co., Ltd.
  (a)..........................  7,439           209,860
UNY Co., Ltd. (a)..............  3,000            29,840
                                             -----------
                                                 443,672
                                             -----------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. (a)........  6,003            56,487
Hokuto Corp. (a)...............  700              15,528
Kikkoman Corp. (a).............  3,256            43,612
Meiji Dairies Corp. (a)........  6,175            32,514
Nissin Food Products Co., Ltd.
  (a)..........................  940              33,292
Sakata Seed Corp. (a)..........  2,584            37,896
Yakult Honsha Co., Ltd. (a)....  764              23,532
                                             -----------
                                                 242,861
                                             -----------
GAS UTILITIES -- 0.9%
Saibu Gas Co., Ltd. (a)........  52,273          115,708
Tokyo Gas Co., Ltd. ...........  21,873           90,035
                                             -----------
                                                 205,743
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. (a)......  936              17,986
Nakanishi, Inc. ...............  100               8,477
Sysmex Corp. (a)...............  200               8,798
Terumo Corp. ..................  756              38,809
                                             -----------
                                                  74,070
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. ........  184               8,787
Mediceo Paltac Holdings Co.,
  Ltd. ........................  1,892            22,865
Suzuken Co., Ltd. (a)..........  1,032            31,203
                                             -----------
                                                  62,855
                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. (a)....  604              40,678
Round One Corp. (a)............  12                9,337
                                             -----------
                                                  50,015
                                             -----------
HOUSEHOLD DURABLES -- 3.5%
Daikyo, Inc. (a)...............  6,256             9,310
Daiwa House Industry Co., Ltd.
  (a)..........................  3,363            31,297
Haseko Corp. ..................  14,139            9,722
Matsushita Electric Industrial
  Co., Ltd. ...................  18,981          320,924
Pioneer Corp. (a)..............  3,460            22,260
Sangetsu Co., Ltd. ............  2,576            42,923
Sekisui House, Ltd. (a)........  3,679            33,060
Sony Corp. ....................  10,211          304,892
TOTO, Ltd. (a).................  7,444            53,920
                                             -----------
                                                 828,308
                                             -----------
HOUSEHOLD PRODUCTS -- 0.4%
Kao Corp. .....................  1,339            35,630
Uni-Charm Corp. ...............  644              49,135
                                             -----------
                                                  84,765
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co.,
  Ltd. ........................  1,240            39,595
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Hankyu Hanshin Holdings, Inc.
  (a)..........................  11,486           52,472
Keihan Electric Railway Co.,
  Ltd. (a).....................  5,747            24,793
                                             -----------
                                                  77,265
                                             -----------
INSURANCE -- 2.4%
Aioi Insurance Co., Ltd. (a)...  5,579            26,748
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ..............  5,036           165,550
Nipponkoa Insurance Co.,
  Ltd. ........................  7,479            40,578
Sompo Japan Insurance, Inc. ...  7,111            58,072
T&D Holdings, Inc. ............  1,060            54,515
Tokio Marine Holdings, Inc. ...  6,247           220,071
                                             -----------
                                                 565,534
                                             -----------
INTERNET & CATALOG RETAIL -- 0.2%
Rakuten, Inc. (a)..............  82               45,107
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
DeNA Co., Ltd. ................  1                 3,881
Yahoo! Japan Corp. (a).........  177              56,185
                                             -----------
                                                  60,066
                                             -----------
IT SERVICES -- 0.7%
CSK Holdings Corp. (a).........  1,156            16,660
IT Holdings Corp. (b)..........  1,332            18,995
Itochu Techno-Solutions Corp.
  (a)..........................  908              22,579
NET One Systems Co., Ltd. (a)..  24               33,819
Nomura Research Institute, Ltd.
  (a)..........................  300               6,005
NTT Data Corp. (a).............  12               46,795
Otsuka Corp. ..................  212              13,679
                                             -----------
                                                 158,532
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.6%
Canon Electronics, Inc. .......  100               1,563
FUJIFILM Holdings Corp. (a)....  4,827           122,306
Namco Bandai Holdings, Inc.
  (a)..........................  3,632            39,171
Nikon Corp. (a)................  3,440            79,548
Roland Corp. ..................  300               3,789
Sankyo Co., Ltd. ..............  1,040            52,213
Sega Sammy Holdings, Inc. (a)..  3,331            29,619
Shimano, Inc. (a)..............  692              23,531
Yamaha Corp. (a)...............  2,092            35,213
                                             -----------
                                                 386,953
                                             -----------
MACHINERY -- 3.9%
Amada Co., Ltd. (a)............  2,527            13,496
Amano Corp. (a)................  2,136            16,760
Fanuc, Ltd. ...................  1,880           137,062
Fuji Machine Manufacturing Co.,
  Ltd. ........................  100               1,185
Glory, Ltd. ...................  1,544            34,759
IHI Corp. .....................  12,311           18,786
JTEKT Corp. ...................  2,408            26,923
Kawasaki Heavy Industries,
  Ltd. ........................  978               2,008
Komatsu, Ltd. .................  8,939           141,034
Komori Corp. (a)...............  1,188            15,700
Kubota Corp. (a)...............  6,663            40,669
Kurita Water Industries, Ltd.
  (a)..........................  1,676            37,967
Makita Corp. (a)...............  1,676            33,152
Minebea Co., Ltd. .............  5,255            19,304
Mitsubishi Heavy Industries,
  Ltd. ........................  23,676           99,463
Mitsui Engineering &
  Shipbuilding Co., Ltd. ......  12,567           22,964


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Mori Seiki Co., Ltd. (a).......  1,368       $    15,836
NGK Insulators, Ltd. ..........  2,320            27,534
NSK, Ltd. (a)..................  4,463            25,013
NTN Corp. .....................  3,495            17,843
OKUMA Corp. (a)................  2,648            14,916
OSG Corp. (a)..................  1,812            15,088
SMC Corp. .....................  320              32,704
Sumitomo Heavy Industries,
  Ltd. ........................  5,795            26,692
Tadano, Ltd. ..................  1,780            10,730
Takeuchi Manufacturing Co.,
  Ltd. ........................  100               1,242
The Japan Steel Works, Ltd.
  (a)..........................  3,708            44,811
THK Co., Ltd. (a)..............  1,800            27,348
Toshiba Machine Co., Ltd. .....  1,944             6,574
                                             -----------
                                                 927,563
                                             -----------
MARINE -- 0.9%
Kawasaki Kisen Kaisha, Ltd.
  (a)..........................  6,759            40,236
Mitsui OSK Lines, Ltd. ........  10,491           87,355
Nippon Yusen KK................  13,995           88,058
                                             -----------
                                                 215,649
                                             -----------
MEDIA -- 0.5%
Dentsu, Inc. (a)...............  24               47,451
Fuji Television Network,
  Inc. ........................  2                 2,547
Jupiter Telecommunications
  Co. .........................  36               25,771
Nippon Television Network
  Corp. .......................  20                1,874
Toho Co, Ltd. (a)..............  2,152            44,291
Tokyo Broadcasting System,
  Inc. ........................  200               3,381
                                             -----------
                                                 125,315
                                             -----------
METALS & MINING -- 3.0%
Daido Steel Co., Ltd. (a)......  2,199            11,351
Dowa Holdings Co., Ltd. .......  2,767            12,119
JFE Holdings, Inc. (a).........  5,547           166,151
Kobe Steel, Ltd. ..............  28,645           55,852
Mitsubishi Materials Corp. ....  14,027           43,073
Mitsui Mining & Smelting Co.,
  Ltd. (a).....................  6,839            15,654
Nippon Steel Corp. (a).........  50,755          185,016
Nisshin Steel Co., Ltd. (a)....  10,951           20,630
OSAKA Titanium Technologies
  Co. .........................  36                1,150
Pacific Metals Co., Ltd. (a)...  1,988            14,044
Sumitomo Metal Industries,
  Ltd. ........................  38,340          114,480
Sumitomo Metal Mining Co., Ltd.
  (a)..........................  5,575            54,666
Toho Titanium Co., Ltd. .......  56                  833
Tokyo Steel Manufacturing Co.,
  Ltd. (a).....................  1,844            19,783
Yodogawa Steel Works, Ltd. ....  963               4,227
                                             -----------
                                                 719,029
                                             -----------
MULTILINE RETAIL -- 0.5%
Isetan Mitsukoshi Holdings,
  Ltd.(a) (b)..................  3,941            45,362
Ryohin Keikaku Co., Ltd. ......  336              16,268
Takashimaya Co., Ltd. (a)......  5,332            45,603
The Daiei, Inc.(a) (b).........  3,802            19,482
                                             -----------
                                                 126,715
                                             -----------
OFFICE ELECTRONICS -- 2.4%
Brother Industries, Ltd. (a)...  2,932            30,407
Canon, Inc. ...................  11,658          419,475
Ricoh Co., Ltd. ...............  8,555           116,602
                                             -----------
                                                 566,484
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 1.9%
Cosmo Oil Co., Ltd. ...........  9,927            23,189
Inpex Holdings, Inc. (a).......  23              194,113
Nippon Mining Holdings, Inc. ..  12,251           48,351
Nippon Oil Corp. (a)...........  15,430           76,303
Osaka Gas Co., Ltd. ...........  22,150           75,527
TonenGeneral Sekiyu K.K. (a)...  3,547            28,833
                                             -----------
                                                 446,316
                                             -----------
PAPER & FOREST PRODUCTS -- 0.4%
Nippon Paper Group, Inc. (a)...  12               34,588
OJI Paper Co., Ltd. (a)........  9,839            48,840
Sumitomo Forestry Co., Ltd.
  (a)..........................  2,068            11,785
                                             -----------
                                                  95,213
                                             -----------
PERSONAL PRODUCTS -- 0.6%
Mandom Corp. ..................  1,816            47,895
Shiseido Co., Ltd. (a).........  4,232            93,478
                                             -----------
                                                 141,373
                                             -----------
PHARMACEUTICALS -- 4.7%
Astellas Pharma, Inc. (a)......  3,671           151,107
Chugai Pharmaceutical Co., Ltd.
  (a)..........................  2,716            43,542
Daiichi Sankyo Co., Ltd. (a)...  6,751           171,374
Dainippon Sumitomo Pharma Co.,
  Ltd. ........................  1,960            15,859
Eisai Co., Ltd. (a)............  1,840            70,886
Hisamitsu Pharmaceutical Co.,
  Inc. (a).....................  804              34,912
Kissei Pharmaceutical Co.,
  Ltd. ........................  1,000            21,664
Kyowa Hakko Kogyo Co., Ltd.
  (a)..........................  6,833            70,412
Mitsubishi Tanabe Pharma
  Corp. .......................  1,000            13,724
Mochida Pharmaceutical Co.,
  Ltd. ........................  1,000            10,201
Nichi-iko Pharmaceutical Co.,
  Ltd. ........................  200               4,804
Ono Pharmaceutical Co., Ltd.
  (a)..........................  532              24,354
Santen Pharmaceutical Co., Ltd.
  (a)..........................  1,456            36,618
Seikagaku Corp. ...............  800               7,694
Shionogi & Co., Ltd. ..........  3,496            69,976
Taisho Pharmaceutical Co.,
  Ltd. ........................  592              11,571
Takeda Pharmaceutical Co., Ltd.
  (a)..........................  7,255           358,769
Torii Pharmaceutical Co.,
  Ltd. ........................  200               2,777
Tsumura & Co. .................  100               2,524
                                             -----------
                                               1,122,768
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.3%
Aeon Delight Co., Ltd. ........  200               4,615
Daito Trust Construction Co.,
  Ltd. (a).....................  1,164            42,431
Heiwa Real Estate Co., Ltd.
  (a)..........................  3,356            11,696
K.K. DaVinci Holdings (a) (b)..  22                4,911
Leopalace21 Corp. .............  1,544            11,693
Mitsubishi Estate Co., Ltd. ...  10,111          191,430
Mitsui Fudosan Co., Ltd. (a)...  5,923           109,405
Sumitomo Realty & Development
  Co., Ltd. ...................  5,843           121,907
Tokyo Tatemono Co., Ltd. ......  4,540            20,826
Tokyu Land Corp. (a)...........  7,664            27,360
Urban Corp. (a)(f)(g)..........  1,458                14
                                             -----------
                                                 546,288
                                             -----------
ROAD & RAIL -- 4.2%
Central Japan Railway Co. .....  14              131,211
East Japan Railway Co. ........  36              266,528
Keihin Electric Express Railway
  Co., Ltd. (a)................  6,355            41,303


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES       VALUE
--------------------               ------       -----
Keisei Electric Railway Co.,
  Ltd. ........................  7,147       $    38,776
Kintetsu Corp. (a).............  20,038           69,458
Nagoya Railroad Co., Ltd. .....  19,362           54,895
Nankai Electric Railway Co.,
  Ltd. (a).....................  10,111           38,953
Nippon Express Co., Ltd. ......  11,555           50,502
Odakyu Electric Railway Co.,
  Ltd. (a).....................  5,483            40,284
Sagami Railway Co., Ltd. ......  13,254           49,812
Tobu Railway Co., Ltd. (a).....  13,007           62,606
Tokyu Corp. ...................  12,391           58,124
West Japan Railway Co. ........  24              102,181
                                             -----------
                                               1,004,633
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.2%
Advantest Corp. (a)............  2,216            45,503
Disco Corp. (a)................  784              22,450
Elpida Memory, Inc.(a) (b).....  1,976            35,717
Rohm Co., Ltd. ................  376              20,223
Sanken Electric Co., Ltd. (a)..  8,404            34,435
Shinko Electric Industries Co.,
  Ltd. (a).....................  892               8,116
SUMCO Corp. ...................  1,546            23,431
Tokyo Electron, Ltd. (a).......  1,940            85,154
                                             -----------
                                                 275,029
                                             -----------
SOFTWARE -- 2.2%
Konami Corp. (a)...............  1,192            29,248
Nintendo Co., Ltd. ............  1,048           428,420
NSD Co., Ltd. .................  1,432            11,479
Square Enix Co., Ltd. (a)......  1,296            37,355
Trend Micro, Inc. .............  368              13,692
                                             -----------
                                                 520,194
                                             -----------
SPECIALTY RETAIL -- 2.0%
Aoyama Trading Co., Ltd. (a)...  1,684            22,064
Autobacs Seven Co., Ltd. (a)...  2,480            61,553
Citizen Holdings Co., Ltd.
  (a)..........................  5,103            34,752
Culture Convenience Club Co.,
  Ltd. ........................  2,532            18,650
Fast Retailing Co., Ltd. (a)...  776              77,114
Hikari Tsushin, Inc. (a).......  284               5,925
J Front Retailing Co., Ltd. ...  778               4,390
Marui Group Co., Ltd. (a)......  4,016            29,506
Nitori Co., Ltd. (a)...........  860              50,548
Sanrio Co., Ltd. (a)...........  848               9,202
Shimachu Co., Ltd. ............  1,384            30,766
Shimamura Co., Ltd. (a)........  432              28,403
USS Co., Ltd. .................  660              41,901
Yamada Denki Co., Ltd. (a).....  980              73,016
                                             -----------
                                                 487,790
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Asics Corp. ...................  1,064             8,148
Gunze, Ltd. ...................  6,223            24,033
Nisshinbo Industries, Inc.
  (a)..........................  2,584            24,583
Onward Kashiyama Co., Ltd. ....  580               5,949
The Japan Wool Textile Co.,
  Ltd. ........................  1,031             7,973
Toyobo Co., Ltd. (a)...........  14,302           23,440
                                             -----------
                                                  94,126
                                             -----------
TOBACCO -- 0.8%
Japan Tobacco, Inc. ...........  50              185,560
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 3.4%
Hanwa Co., Ltd. ...............  4,207            14,186
Inaba Denki Sangyo Co., Ltd. ..  1,456            32,435
Itochu Corp. (a)...............  11,266           66,005
Iwatani Corp. (a)..............  9,451            21,810
Marubeni Corp. ................  15,402           67,896
Mitsubishi Corp. (a)...........  12,907          261,994
Mitsui & Co., Ltd. ............  16,202          195,037
Sojitz Corp. ..................  11,228           25,171
Sumitomo Corp. (a).............  10,275           93,009
Toyota Tsusho Corp. ...........  1,539            19,614
                                             -----------
                                                 797,157
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Kamigumi Co., Ltd. ............  2,395            17,686
Mitsubishi Logistics Corp. ....  216               2,684
                                             -----------
                                                  20,370
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
KDDI Corp. (a).................  36              199,727
NTT DoCoMo, Inc. ..............  165             260,948
Softbank Corp. (a).............  6,315            79,885
                                             -----------
                                                 540,560
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $30,915,871)...........               23,541,246
                                             -----------
SHORT TERM INVESTMENTS -- 23.4%
UNITED STATES -- 23.4%
MONEY MARKET FUNDS -- 23.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (d) (e)............  5,538,108     5,538,108
STIC Prime Portfolio...........  37,428           37,428
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,575,536)............                5,575,536
                                             -----------
TOTAL INVESTMENTS -- 122.4%
  (Cost $36,491,407)...........               29,116,782
OTHER ASSETS AND
  LIABILITIES -- (22.4)%.......               (5,330,727)
                                             -----------
NET ASSETS -- 100.0%...........              $23,786,055
                                             ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.
(f) Company has filed for civil rehabilitation (insolvency).
(g) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.



See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
COMMON STOCKS -- 99.1%
JAPAN -- 99.1%
AUTO COMPONENTS -- 3.3%
Ahresty Corp. ................  700          $      6,000
FCC Co., Ltd. (a).............  17,113            221,801
Futaba Industrial Co., Ltd.
  (a).........................  18,394            225,410
Kayaba Industry Co., Ltd.
  (a).........................  62,902            170,045
Keihin Corp. (a)..............  13,341            151,173
Musashi Seimitsu Industry Co.,
  Ltd. (a)....................  11,852            205,748
NHK Spring Co., Ltd. .........  34,000            182,866
Nippon Seiki Co., Ltd. .......  9,939              89,218
Nissin Kogyo Co., Ltd. (a)....  17,134            219,652
Press Kogyo Co., Ltd. ........  49,569            132,134
Showa Corp. ..................  21,539            128,222
Takata Corp. (a)..............  7,200              96,642
Tokai Rika Co., Ltd. .........  10,900            134,601
Topre Corp. ..................  24,434            164,098
Toyo Tire & Rubber Co., Ltd.
  (a).........................  83,372            223,812
Toyoda Gosei Co., Ltd. .......  5,098              84,034
Toyota Boshoku Corp. (a)......  10,500            112,947
                                             ------------
                                                2,548,403
                                             ------------
AUTOMOBILES -- 0.5%
Daihatsu Motor Co., Ltd. (a)..  36,000            386,568
                                             ------------
BEVERAGES -- 1.4%
Ito En, Ltd. (a)..............  13,100            167,691
Mikuni Coca-Cola Bottling Co.,
  Ltd. (a)....................  38,245            331,782
Takara Holdings, Inc. (a).....  81,937            564,950
                                             ------------
                                                1,064,423
                                             ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (a)(b).........  37                 71,445
                                             ------------
BUILDING PRODUCTS -- 2.7%
Aica Kogyo Co., Ltd. .........  38,619            296,831
Bunka Shutter Co., Ltd. ......  84,577            261,303
Central Glass Co., Ltd. ......  86,309            281,288
Nichias Corp. (a).............  2,000               5,915
Nitto Boseki Co., Ltd. (a)....  87,020            182,786
Noritz Corp. (a)..............  25,265            226,794
Sankyo-Tateyama Holdings,
  Inc. .......................  170,467           176,625
Sanwa Shutter Corp. (a).......  85,910            318,829
Sekisui Jushi Corp. ..........  55,938            353,021
                                             ------------
                                                2,103,392
                                             ------------
CAPITAL MARKETS -- 2.1%
Asset Managers Co., Ltd. (a)..  113                13,315
JAFCO Co., Ltd. (a)...........  7,800             283,596
Japan Asia Investment Co.,
  Ltd. .......................  38,188             73,380
Mito Securities Co., Ltd. ....  86,129            224,723
Monex Beans Holdings, Inc.
  (a).........................  387               135,969
Okasan Holdings, Inc. (a).....  44,447            209,330
SBI Holdings, Inc. (a)........  1,355             194,128
Tokai Tokyo Securities Co.,
  Ltd. (a)....................  92,721            306,552
Toyo Securities Co., Ltd. ....  60,457            138,379
                                             ------------
                                                1,579,372
                                             ------------
CHEMICALS -- 5.2%
ADEKA Corp. ..................  42,913            266,375
Air Water, Inc. ..............  43,390            425,460
Asahi Organic Chemicals
  Industry Co., Ltd. .........  127,540           336,374
C. Uyemura & Co., Ltd. .......  4,176             159,307
Fujikura Kasei Co., Ltd. .....  30,538            188,984
Fujimi, Inc. .................  73                    861
Ishihara Sangyo Kaisha, Ltd.
  (b).........................  171,811           226,567
Kansai Paint Co., Ltd. (a)....  46,000            280,337
Lintec Corp. (a)..............  17,308            277,150
Nifco, Inc. ..................  21,479            369,633
Nihon Parkerizing Co., Ltd. ..  7,401              81,982
Nippon Soda Co., Ltd. ........  44,065            173,911
Nippon Valqua Industries,
  Ltd. .......................  86,025            203,384
NOF Corp. ....................  84,731            278,539
Okamoto Industries, Inc. (a)..  128,841           401,699
SK Kaken Co., Ltd. ...........  780                18,221
Sumitomo Bakelite Co., Ltd.
  (a).........................  45,000            188,198
Tokai Carbon Co., Ltd. (a)....  21,542            152,386
                                             ------------
                                                4,029,368
                                             ------------
COMMERCIAL BANKS -- 8.9%
Bank of the Ryukyus, Ltd. ....  17,281            142,591
Kansai Urban Banking Corp.
  (a).........................  54,000             80,874
Kiyo Holdings, Inc. ..........  257,754           366,607
Mitsubishi UFJ Financial
  Group, Inc. ................  32,560            273,876
The 77 Bank, Ltd. ............  49,000            240,004
The Aichi Bank, Ltd. .........  4,149             284,117
The Awa Bank, Ltd. ...........  43,000            245,853
The Bank of Iwate, Ltd. ......  4,356             256,030
The Bank of Nagoya, Ltd. .....  42,000            226,289
The Biwako Bank, Ltd. ........  127,049           161,556
The Daishi Bank, Ltd. ........  51,000            197,438
The Fukushima Bank, Ltd. .....  171,478           117,910
The Higo Bank, Ltd. (a).......  42,000            236,971
The Hokkoku Bank, Ltd. (a)....  43,000            159,177
The Hyakujushi Bank, Ltd. ....  49,000            269,081
The Juroku Bank, Ltd. (a).....  57,000            212,612
The Kagoshima Bank, Ltd. .....  42,000            283,653
The Keiyo Bank, Ltd. .........  50,000            234,070
The Musashino Bank, Ltd. (a)..  6,000             170,113
The Nagano Bank, Ltd. ........  127,534           239,055
The Nanto Bank, Ltd. (a)......  44,000            229,190
The Nishi-Nippon City Bank,
  Ltd. (a)....................  146,000           352,056
The Ogaki Kyoritsu Bank,
  Ltd. .......................  48,000            250,478
The San-In Godo Bank, Ltd. ...  42,000            321,631
The Shiga Bank, Ltd. (a)......  42,000            261,499
The Shikoku Bank, Ltd. .......  43,000            134,470
The Taiko Bank, Ltd. .........  82,000            171,469
The Tochigi Bank, Ltd. .......  42,846            224,390
The Tokushima Bank, Ltd. .....  43,305            157,858
The Tokyo Tomin Bank, Ltd.
  (a).........................  8,705             138,736
Tomato Bank, Ltd. ............  129,872           238,544
                                             ------------
                                                6,878,198
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.3%
Arrk Corp. (a)(b).............  6,500              10,408
Daiseki Co., Ltd. (a).........  11,693            306,189
en-japan, Inc. (a)............  43                 38,843
MEITEC Corp. (a)..............  15,144            401,548
Moshi Moshi Hotline, Inc.
  (a).........................  12,872            332,818
Nippon Kanzai Co., Ltd. (a)...  13,452            328,808
Nissha Printing Co., Ltd.
  (a).........................  8,642             407,008
Okamura Corp. (a).............  36,884            233,120


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Oyo Corp. ....................  31,560       $    345,431
Park24 Co., Ltd. (a)..........  30,085            165,777
                                             ------------
                                                2,569,950
                                             ------------
COMMUNICATIONS EQUIPMENT -- 1.2%
Aiphone Co., Ltd. (a).........  19,006            329,582
Denki Kogyo Co., Ltd. ........  43,303            238,612
Epson Toyocom Corp. (a).......  43,705            114,033
Hitachi Kokusai Electric, Inc.
  (a).........................  34,634            205,523
                                             ------------
                                                  887,750
                                             ------------
COMPUTERS & PERIPHERALS -- 0.3%
Mitsumi Electric Co., Ltd. ...  57                  1,396
Wacom Co., Ltd. (a)...........  126               227,516
                                             ------------
                                                  228,912
                                             ------------
CONSTRUCTION & ENGINEERING -- 2.4%
Chugai Ro Co., Ltd. (a).......  72,522            344,286
Daimei Telecom Engineering
  Corp. ......................  229                 1,816
Kyowa Exeo Corp. .............  42,676            380,673
Kyudenko Corp. ...............  72,657            417,471
Maeda Corp. (a)...............  87,158            265,172
Penta-Ocean Construction Co.,
  Ltd. (b)....................  115,389           121,731
Sanki Engineering Co., Ltd.
  (a).........................  44,196            300,149
Tokyu Construction Co.,
  Ltd. .......................  2                       6
                                             ------------
                                                1,831,304
                                             ------------
CONSUMER FINANCE -- 1.3%
Acom Co., Ltd. (a)............  16,410            554,909
Aeon Credit Service Co., Ltd.
  (a).........................  19,000            187,020
Aiful Corp. (a)...............  17,300            130,037
NIS Group Co., Ltd. (b).......  40                     43
OMC Card, Inc. (b)............  62                    132
Orient Corp. (b)..............  85,000            110,488
                                             ------------
                                                  982,629
                                             ------------
CONTAINERS & PACKAGING -- 0.9%
Fuji Seal International, Inc.
  (a).........................  17,170            275,910
Rengo Co., Ltd. (a)...........  62,063            414,475
                                             ------------
                                                  690,385
                                             ------------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc. ..  14,300            214,436
Yokohama Reito Co., Ltd. .....  53,580            362,869
                                             ------------
                                                  577,305
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
Diamond Lease Co., Ltd. ......  9,129             291,502
Fintech Global, Inc. .........  124                 5,186
Japan Securities Finance Co.,
  Ltd. (a)....................  34,319            212,383
Osaka Securities Exchange Co.,
  Ltd. .......................  60                163,839
Privee Fund Group Co., Ltd.
  (b).........................  45,175              6,808
Ricoh Leasing Co., Ltd. (a)...  12,667            215,004
Secured Capital Japan Co.,
  Ltd. (a)....................  13                 10,763
Sparx Group Co., Ltd. (a).....  149                33,754
                                             ------------
                                                  939,239
                                             ------------
ELECTRICAL EQUIPMENT -- 1.8%
Daihen Corp. (a)..............  54,971            190,546
GS Yuasa Corp. (a)............  130,287           452,842
Japan Cash Machine Co., Ltd.
  (a).........................  25,824            204,568
Shinko Electric Co., Ltd.
  (a).........................  85,826            261,928
Sumitomo Electric Industries,
  Ltd. .......................  31                    331
SWCC Showa Holdings Co.,
  Ltd. .......................  258,075           281,983
                                             ------------
                                                1,392,198
                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.7%
Arisawa Manufacturing Co.,
  Ltd. (a)....................  17,172             83,300
Enplas Corp. (a)..............  19,089            168,118
ESPEC Corp. ..................  31                    198
Hakuto Co., Ltd. .............  26,411            203,994
Hamamatsu Photonics K.K. (a)..  13,600            326,021
Horiba, Ltd. (a)..............  12,165            270,423
Hosiden Corp. (a).............  20,095            280,514
Japan Aviation Electronics
  Industry, Ltd. (a)..........  23,971            109,734
Koa Corp. ....................  21,491            115,790
Nidec Sankyo Corp. ...........  28,917            136,189
Nihon Dempa Kogyo Co., Ltd.
  (a).........................  6,295             105,781
Nippon Ceramic Co., Ltd. (a)..  16,423            168,461
Nippon Chemi-Con Corp. .......  43,432            135,412
Ryoyo Electro Corp. (a).......  20,104            168,914
Star Micronics Co., Ltd. .....  15,469            155,761
Toko, Inc. (b)................  117,739           129,755
Yamatake Corp. (a)............  19,548            307,310
                                             ------------
                                                2,865,675
                                             ------------
FOOD & STAPLES RETAILING -- 3.2%
Cawachi, Ltd. ................  13,035            244,825
Circle K Sunkus Co., Ltd.
  (a).........................  29,998            495,328
FamilyMart Co., Ltd. .........  12,000            505,251
Izumiya Co., Ltd. ............  43,933            237,118
Ministop Co., Ltd. ...........  20,294            364,724
Sugi Pharmacy Co., Ltd. (a)...  7,000             196,487
UNY Co., Ltd. (a).............  39,000            387,924
                                             ------------
                                                2,431,657
                                             ------------
FOOD PRODUCTS -- 5.6%
Ariake Japan Co., Ltd. (a)....  15,364            249,639
Fujicco Co., Ltd. ............  42,657            452,426
Hokuto Corp. (a)..............  27,421            608,265
Kagome Co., Ltd. (a)..........  30,067            465,314
Marudai Food Co., Ltd. (a)....  127,417           268,840
Mitsui Sugar Co., Ltd. (a)....  64,497            236,931
Nakamuraya Co., Ltd. .........  76,952            314,578
Nippon Suisan Kaisha, Ltd.
  (a).........................  75,575            274,067
Nosan Corp. (a)...............  121,463           255,133
Riken Vitamin Co., Ltd. ......  10,580            305,945
Snow Brand Milk Products Co.,
  Ltd. (a)....................  129,255           410,295
Toyo Suisan Kaisha, Ltd. (a)..  18,000            450,996
                                             ------------
                                                4,292,429
                                             ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. .......  63,819            230,834
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Asahi Intecc Co., Ltd. .......  7,640              38,860
Fukuda Denshi Co., Ltd. ......  9,986             189,063
Miraca Holdings, Inc. (a).....  15,700            301,681
Nakanishi, Inc. ..............  2,147             182,009
Paramount Bed Co., Ltd. (a)...  18,510            244,092
Sysmex Corp. (a)..............  8,705             382,917
Topcon Corp. (a)..............  15,519             99,693
                                             ------------
                                                1,438,315
                                             ------------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Alfresa Holdings Corp. (a)....  5,900        $    281,759
                                             ------------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
DOUTOR NICHIRES Holdings Co.,
  Ltd. .......................  23,175            343,592
McDonald's Holdings Co.
  (Japan), Ltd. ..............  30,800            418,925
MOS Food Services, Inc. (a)...  33,514            373,763
Nissin Healthcare Food Service
  Co., Ltd. (a)...............  22,108            224,068
Round One Corp. (a)...........  100                77,803
Tokyo Dome Corp. .............  60,085            307,882
Zensho Co., Ltd. (a)..........  30,046            131,318
                                             ------------
                                                1,877,351
                                             ------------
HOUSEHOLD DURABLES -- 2.2%
Clarion Co., Ltd. ............  69,472             94,885
Daikyo, Inc. (a)..............  85,352            127,025
France Bed Holdings Co.,
  Ltd. .......................  170,734           212,282
Goldcrest Co., Ltd. (a).......  6,439              92,189
Juki Corp. (a)................  42,450             69,974
Kenwood Corp. (a)(d)..........  172,915           128,670
Misawa Homes Holdings, Inc.
  (a)(b)......................  9,166              32,981
Rinnai Corp. .................  12,951            520,894
The Japan General Estate Co.,
  Ltd. (a)....................  10,023             21,337
TOTO, Ltd. (a)................  59,000            427,363
                                             ------------
                                                1,727,600
                                             ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Katakura Industries Co., Ltd.
  (a).........................  19,280            246,982
                                             ------------
INSURANCE -- 0.3%
Nissay Dowa General Insurance
  Co., Ltd. (a)...............  43,000            231,677
                                             ------------
INTERNET & CATALOG RETAIL -- 0.3%
Senshukai Co., Ltd. (a).......  32,224            210,952
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.2%
Access Co., Ltd. (a)(b).......  60                100,598
DeNA Co., Ltd. (a)............  57                221,203
eAccess, Ltd. (a).............  495               275,091
GMO Internet, Inc. (b)........  93                    429
Index Holdings (a)............  14                  2,013
Kakaku.com, Inc. (a)..........  82                252,569
mixi, Inc. (a)(b).............  12                 83,304
So-net Entertainment Corp. ...  8                  20,067
Telewave, Inc. ...............  9                   1,586
                                             ------------
                                                  956,860
                                             ------------
IT SERVICES -- 1.8%
INES Corp. (a)................  42,960            164,694
IT Holdings Corp. (b).........  15,937            227,275
Itochu Techno-Solutions Corp.
  (a).........................  9,500             236,236
Obic Co., Ltd. (a)............  2,141             345,052
Otsuka Corp. .................  3,900             251,636
Trans Cosmos, Inc. (a)........  17,167            132,757
                                             ------------
                                                1,357,650
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Aruze Corp. ..................  5,200             110,941
Mars Engineering Corp. .......  58                  1,229
Roland Corp. .................  10,876            137,378
                                             ------------
                                                  249,548
                                             ------------
LIFE SCIENCES, TOOLS & SERVICES -- 0.0% (C)
Soiken Holdings, Inc. (b).....  10                  1,743
                                             ------------
MACHINERY -- 5.6%
Amano Corp. (a)...............  30,532            239,562
Asahi Diamond Industrial Co.,
  Ltd. (a)....................  42,942            245,522
CKD Corp. (a).................  25,905            110,291
Daifuku Co., Ltd. ............  22,181            135,595
Fuji Machine Manufacturing
  Co., Ltd. ..................  12,771            151,330
Furukawa Co., Ltd. (a)........  128,280           176,413
Glory, Ltd. ..................  6,587             148,287
Hitachi Zosen Corp. (a)(b)....  269,726           274,388
Kitz Corp. (a)................  42,502            194,164
Komori Corp. (a)..............  7,240              95,679
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. .......................  42,340            175,079
Makino Milling Machine Co.,
  Ltd. (a)....................  41,739            161,586
Nabtesco Corp. (a)............  32,052            252,395
Nachi-Fujikoshi Corp. ........  80,418            207,550
Namura Shipbuilding Co.,
  Ltd. .......................  2,800               7,253
Nippon Sharyo, Ltd. (a).......  128,970           414,249
Nippon Thompson Co., Ltd. ....  42,511            175,786
OKUMA Corp. (a)...............  19,192            108,104
Ryobi, Ltd. (a)...............  43,723            115,727
Shima Seiki Manufacturing,
  Ltd. (a)....................  6,000             114,444
Sintokogio, Ltd. .............  21,419            130,937
Tadano, Ltd. (a)..............  39,913            240,610
Takeuchi Manufacturing Co.,
  Ltd. .......................  700                 8,697
Tocalo Co., Ltd. .............  36                    409
Toshiba Machine Co., Ltd. ....  43,009            145,436
Tsubakimoto Chain Co. ........  44,124            171,650
Union Tool Co. (a)............  4,432             102,487
                                             ------------
                                                4,303,630
                                             ------------
MARINE -- 0.4%
Daiichi Chuo Kisen Kaisha.....  9,000              40,268
Iino Kaiun Kaisha, Ltd. (a)...  34,006            263,297
                                             ------------
                                                  303,565
                                             ------------
MEDIA -- 2.2%
Avex Group Holdings, Inc.
  (a).........................  17,092            148,598
Daiichikosho Co., Ltd. .......  19,981            203,264
Jupiter Telecommunications
  Co. ........................  661               473,188
Kadokawa Group Holdings, Inc.
  (a).........................  8,687             193,517
Shochiku Co., Ltd. (a)........  43,243            232,986
Sky Perfect JSAT Corp. (a)....  982               367,678
Usen Corp. (a)(b).............  3,480               5,441
Zenrin Co., Ltd. (a)..........  8,624             101,297
                                             ------------
                                                1,725,969
                                             ------------
METALS & MINING -- 3.6%
Godo Steel, Ltd. .............  440                 1,359
Hitachi Metals, Ltd. (a)......  27,000            315,104
Maruichi Steel Tube, Ltd.
  (a).........................  13,800            371,761
Nakayama Steel Works, Ltd.
  (a).........................  87,212            276,837
Nippon Yakin Kogyo Co., Ltd.
  (a).........................  32,000            114,840
OSAKA Titanium Technologies
  Co. (a).....................  4,400             140,498
Pacific Metals Co., Ltd. .....  759                 5,362
Sanyo Special Steel Co., Ltd.
  (a).........................  43,750            221,707
Sumitomo Light Metal
  Industries, Ltd. (a)........  172,135           163,760
Toho Zinc Co., Ltd. (a).......  41,796            110,627
Tokyo Rope Manufacturing Co.,
  Ltd. (a)....................  157,654           316,303


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
Tokyo Steel Manufacturing Co.,
  Ltd. (a)....................  27,800       $    298,255
Yamato Kogyo Co., Ltd. (a)....  13,648            462,797
                                             ------------
                                                2,799,210
                                             ------------
MULTILINE RETAIL -- 1.7%
Don Quijote Co., Ltd. (a).....  12,300            217,812
H2O Retailing Corp. (a).......  44,107            263,815
Matsuya Co., Ltd. (a).........  15,308            262,571
Parco Co., Ltd. (a)...........  25,725            267,512
Ryohin Keikaku Co., Ltd. (a)..  5,700             275,967
                                             ------------
                                                1,287,677
                                             ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ............  15,247            175,642
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
Itochu Enex Co, Ltd. .........  47,104            300,376
Japan Petroleum Exploration
  Co. (a).....................  6,925             351,582
                                             ------------
                                                  651,958
                                             ------------
PERSONAL PRODUCTS -- 1.3%
Aderans Holdings Co., Ltd.
  (a).........................  19,204            301,541
Mandom Corp. .................  18,545            489,106
Milbon Co., Ltd. (a)..........  8,708             190,294
                                             ------------
                                                  980,941
                                             ------------
PHARMACEUTICALS -- 4.1%
Hisamitsu Pharmaceutical Co.,
  Inc. (a)....................  15,900            690,425
Kaken Pharmaceutical Co.,
  Ltd. .......................  43,428            337,885
Mochida Pharmaceutical Co.,
  Ltd. (a)....................  43,483            443,575
Nichi-iko Pharmaceutical Co.,
  Ltd. .......................  10,865            260,969
Rohto Pharmaceutical Co.,
  Ltd. .......................  33,493            376,999
Santen Pharmaceutical Co.,
  Ltd. (a)....................  15,900            399,878
Torii Pharmaceutical Co.,
  Ltd. .......................  20,800            288,788
Tsumura & Co. (a).............  14,300            360,985
                                             ------------
                                                3,159,504
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
Aeon Mall Co., Ltd. (a).......  7,389             215,758
Ardepro Co., Ltd. ............  48                    916
Arealink Co., Ltd. ...........  16                    656
Cosmos Initia Co., Ltd. (a)...  14,096             12,082
Creed Corp. (a)...............  80                 60,283
Daibiru Corp. (a).............  24,826            183,567
Heiwa Real Estate Co., Ltd.
  (a).........................  61,755            215,225
Joint Corp. (a)...............  8,618              17,453
K.K. DaVinci Holdings (a)(b)..  287                64,069
Kenedix, Inc. (a).............  149                83,507
Nomura Real Estate Holdings,
  Inc. (a)....................  12,100            278,665
Pacific Management Corp. (a)..  148                17,007
Shoei Co., Ltd. ..............  9,998              94,739
Suruga Corp. (a)(d)(e)........  10,689                  0
                                             ------------
                                                1,243,927
                                             ------------
ROAD & RAIL -- 1.9%
Nankai Electric Railway Co.,
  Ltd. (a)....................  155,000           597,136
Sagami Railway Co., Ltd. (a)..  155,363           583,901
Sankyu, Inc. .................  81,830            286,731
                                             ------------
                                                1,467,768
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.2%
Disco Corp. (a)...............  7,219             206,714
NEC Electronics Corp. (a)(b)..  8,100             162,893
Shinko Electric Industries
  Co., Ltd. (a)...............  14,300            130,116
SUMCO Corp. (a)...............  5,660              85,781
Tokyo Seimitsu Co., Ltd. (a)..  8,600             102,148
Ulvac, Inc. (a)...............  8,302             227,559
                                             ------------
                                                  915,211
                                             ------------
SOFTWARE -- 2.0%
Capcom Co., Ltd. (a)..........  15,634            439,575
DTS Corp. (a).................  17,332            177,785
Fuji Soft, Inc. (a)...........  17,074            297,366
NSD Co., Ltd. ................  17,278            138,497
Square Enix Co., Ltd. (a).....  16,400            472,698
                                             ------------
                                                1,525,921
                                             ------------
SPECIALTY RETAIL -- 4.9%
Aoyama Trading Co., Ltd. (a)..  14,500            189,983
Autobacs Seven Co., Ltd. (a)..  12,888            319,878
Chiyoda Co., Ltd. (a).........  17,113            229,538
Culture Convenience Club Co.,
  Ltd. (a)....................  42,528            313,257
EDION Corp. (a)...............  25,650            170,332
Gulliver International Co.,
  Ltd. (a)....................  3,443              58,797
Honeys Co., Ltd. (a)..........  8,832              39,765
J Front Retailing Co., Ltd.
  (a).........................  27,172            153,309
K's Holdings Corp. (a)........  13,002            233,672
Nishimatsuya Chain Co., Ltd.
  (a).........................  17,266            162,471
Nitori Co., Ltd. (a)..........  8,100             476,089
Point, Inc. (a)...............  5,411             203,362
Right On Co., Ltd. ...........  40                    502
Sanrio Co., Ltd. (a)..........  17,305            187,777
Shimachu Co., Ltd. ...........  11,700            260,086
United Arrows, Ltd. (a).......  17,329            129,765
USS Co., Ltd. ................  6,760             429,166
Xebio Co., Ltd. (a)...........  10,961            208,555
                                             ------------
                                                3,766,304
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
Atsugi Co., Ltd. .............  299,470           324,392
Daidoh, Ltd. (a)..............  25,911            252,850
Daiwabo Co., Ltd. ............  635                 1,585
Gunze, Ltd. ..................  86,348            333,468
Sanyo Shokai, Ltd. (a)........  43,516            222,161
Seiko Corp. (a)...............  42,649            138,193
The Japan Wool Textile Co.,
  Ltd. (a)....................  44,170            341,577
Toyobo Co., Ltd. (a)..........  156,000           255,678
Unitika, Ltd. ................  258,084           216,356
                                             ------------
                                                2,086,260
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ..............  126,032           424,994
Inaba Denki Sangyo Co.,
  Ltd. .......................  13,763            306,593
Inabata & Co., Ltd. ..........  51,575            180,232
Iwatani Corp. (a).............  133,422           307,902
MISUMI Group, Inc. (a)........  21,533            367,115
Okaya & Co., Ltd. ............  21,605            223,854
                                             ------------
                                                1,810,690
                                             ------------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
--------------------              ------         -----
TRANSPORTATION INFRASTRUCTURE -- 1.3%
Japan Airport Terminal Co.,
  Ltd. (a)....................  19,148       $    190,461
Mitsubishi Logistics Corp.
  (a).........................  21,000            260,905
Mitsui-Soko Co., Ltd. (a).....  58,686            259,807
The Sumitomo Warehouse Co.,
  Ltd. (a)....................  70,563            277,826
                                             ------------
                                                  988,999
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $107,678,866).........                 76,355,049
                                             ------------
SHORT TERM INVESTMENTS -- 27.2%
UNITED STATES -- 27.2%
MONEY MARKET FUNDS -- 27.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (f)(g)............  20,878,980     20,878,980
STIC Prime Portfolio..........  90,239             90,239
                                             ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $20,969,219)..........                 20,969,219
                                             ------------
TOTAL INVESTMENTS -- 126.3%
  (Cost $128,648,085).........                 97,324,268
OTHER ASSETS AND
  LIABILITIES -- (26.3)%......                (20,266,998)
                                             ------------
NET ASSETS -- 100.0%..........               $ 77,057,270
                                             ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Company has filed for civil rehabilitation (insolvency).
(f) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g) Investments of cash collateral for securities loaned.


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 2.2%
Aristocrat Leisure, Ltd. ........  3,314    $   16,887
Crown, Ltd. .....................  4,991        33,464
Fairfax Media, Ltd. .............  13,723       28,577
Tatts Group, Ltd. ...............  11,364       21,334
                                            ----------
TOTAL AUSTRALIA..................              100,262
                                            ----------
BELGIUM -- 0.6%
S.A. D'Ieteren NV................  118          26,357
                                            ----------
CANADA -- 3.7%
Canadian Tire Corp., Ltd. .......  627          28,897
Gildan Activewear, Inc. (a)......  838          18,640
Magna International, Inc.  (Class
  A).............................  692          35,589
Shaw Communications, Inc. .......  2,087        42,282
Thomson Reuters Corp. ...........  1,397        38,013
                                            ----------
TOTAL CANADA.....................              163,421
                                            ----------
CHINA -- 2.1%
Esprit Holdings, Ltd. ...........  4,700        28,662
Giordano International, Ltd. ....  80,000       27,820
GOME Electrical Appliances
  Holdings, Ltd. ................  26,000        7,534
Li & Fung, Ltd. .................  12,000       28,716
                                            ----------
TOTAL CHINA......................               92,732
                                            ----------
FINLAND -- 1.0%
Nokian Renkaat Oyj...............  561          13,238
SanomaWSOY Oyj...................  1,672        31,213
                                            ----------
TOTAL FINLAND....................               44,451
                                            ----------
FRANCE -- 11.6%
Accor SA.........................  923          48,456
Cie Generale des Etablissements
  Michelin.......................  705          45,008
Havas SA.........................  9,322        28,807
Hermes International.............  267          42,946
LVMH Moet Hennessy Louis Vuitton
  SA.............................  745          64,619
PPR..............................  370          32,579
PSA Peugeot Citroen..............  829          30,707
Renault SA.......................  787          49,254
Sodexo...........................  588          34,359
Thomson (a)......................  4,652        16,402
Vivendi..........................  4,049       125,237
                                            ----------
TOTAL FRANCE.....................              518,374
                                            ----------
GERMANY -- 15.1%
Adidas AG........................  925          48,984
Bayerische Motoren Werke AG......  1,319        50,561
Continental AG...................  668          66,254
Daimler AG.......................  3,388       168,467
Porsche Automobil Holding SE.....  379          40,353
Premiere AG (a)..................  643           8,535
TUI AG...........................  1,466        24,000
Volkswagen AG....................  688         268,669
                                            ----------
TOTAL GERMANY....................              675,823
                                            ----------
GREECE -- 0.9%
Jumbo SA.........................  991          15,785
OPAP SA..........................  874          26,542
                                            ----------
TOTAL GREECE.....................               42,327
                                            ----------
ITALY -- 2.6%
Fiat SpA.........................  3,783        49,790
Lottomatica SpA..................  1,377        35,783
Pirelli & C. SpA.................  55,752       32,343
                                            ----------
TOTAL ITALY......................              117,916
                                            ----------
JAPAN -- 35.9%
Aisin Seiki Co., Ltd. ...........  1,100        26,162
Aoyama Trading Co., Ltd. ........  2,000        26,205
Benesse Corp. ...................  600          24,245
Bridgestone Corp. ...............  3,100        57,232
Casio Computer Co., Ltd. ........  1,900        17,575
Denso Corp. .....................  1,700        40,673
Dentsu, Inc. ....................  15           29,657
Fast Retailing Co., Ltd. ........  300          29,812
Fuji Heavy Industries, Ltd. .....  6,000        29,445
Gunze, Ltd. .....................  10,000       38,619
Honda Motor Co., Ltd. ...........  5,400       157,170
Isetan Mitsukoshi Holdings, Ltd.
  (a)............................  2,600        29,927
Isuzu Motors, Ltd. ..............  6,000        16,050
Makita Corp. ....................  900          17,802
Matsushita Electric Industrial
  Co., Ltd. .....................  7,000       118,354
Mazda Motor Corp. ...............  5,000        19,686
Mitsubishi Motors Corp. (a)......  17,000       27,862
Namco Bandai Holdings, Inc. .....  2,000        21,570
Nikon Corp. .....................  1,000        23,124
Nissan Motor Co., Ltd. ..........  8,000        52,522
Pioneer Corp. ...................  3,000        19,300
Rakuten, Inc. ...................  31           17,053
Resorttrust, Inc. ...............  3,200        29,750
Sanyo Electric Co., Ltd. (a).....  10,000       16,861
Sekisui Chemical Co., Ltd. ......  4,000        23,398
Sekisui House, Ltd. .............  4,000        35,944
Sharp Corp. .....................  4,000        42,425
Shimano, Inc. ...................  600          20,402
Sony Corp. ......................  3,700       110,479
Stanley Electric Co., Ltd. ......  1,200        17,203
Sumitomo Forestry Co., Ltd. .....  3,400        19,376
Suzuki Motor Corp. ..............  1,800        32,519
Toyobo Co., Ltd. ................  17,000       27,862
Toyota Motor Corp. ..............  8,600       354,806
Yamada Denki Co., Ltd. ..........  500          37,253
                                            ----------
TOTAL JAPAN......................            1,608,323
                                            ----------
LUXEMBOURG -- 0.7%
SES..............................  1,421        29,042
                                            ----------
NETHERLANDS -- 2.0%
Reed Elsevier NV.................  3,490        51,615
Wolters Kluwer NV................  1,892        37,831
                                            ----------
TOTAL NETHERLANDS................               89,446
                                            ----------
NORWAY -- 0.4%
Schibsted ASA....................  1,035        18,863
                                            ----------
SOUTH KOREA -- 2.1%
Hyundai Motor Co. ...............  837          50,971
LG Electronics, Inc. ............  472          42,235
                                            ----------
TOTAL SOUTH KOREA................               93,206
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SPAIN -- 1.8%
Industria de Diseno Textil SA....  882      $   36,783
La Seda de Barcelona SA  (Class
  B).............................  15,959       15,019
NH Hoteles SA....................  2,406        28,051
                                            ----------
TOTAL SPAIN......................               79,853
                                            ----------
SWEDEN -- 3.1%
Electrolux AB....................  3,140        35,914
Eniro AB.........................  10,320       35,373
Hennes & Mauritz AB  (Class B)...  1,676        66,821
                                            ----------
TOTAL SWEDEN.....................              138,108
                                            ----------
SWITZERLAND -- 1.8%
Cie Financiere Richemont SA
  (Class A)......................  974          42,478
Swatch Group AG..................  209          37,932
                                            ----------
TOTAL SWITZERLAND................               80,410
                                            ----------
UNITED KINGDOM -- 11.7%
British Sky Broadcasting Group
  PLC............................  5,280        39,010
Carnival PLC.....................  1,158        34,284
Compass Group PLC................  8,251        50,592
Enterprise Inns PLC..............  4,020        12,790
Home Retail Group PLC............  5,694        23,546
Inchcape PLC.....................  4,711        15,745
Kingfisher PLC...................  15,757       36,989
Marks & Spencer Group PLC........  7,561        27,156
Next PLC.........................  1,676        30,442
Pearson PLC......................  4,836        51,720
Reed Elsevier PLC................  5,517        54,577
Thomson Reuters PLC..............  1,189        26,301
Tui Travel PLC...................  7,923        30,434
Virgin Media, Inc. ..............  1,732        13,683
Whitbread PLC....................  1,637        30,871
WPP Group PLC....................  5,619        44,870
                                            ----------
TOTAL UNITED KINGDOM.............              523,010
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,092,987)..............            4,441,924
                                            ----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $20,190).................  20,190       20,190
                                            ----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $5,113,177)..............            4,462,114
OTHER ASSETS AND
  LIABILITIES -- 0.3%............               12,491
                                            ----------
NET ASSETS -- 100.0%.............           $4,474,605
                                            ==========




(a) Non-income producing security.
ADR = American Depositary Receipt






See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------   ----------
COMMON STOCKS -- 98.0%
AUSTRALIA -- 7.0%
Coca-Cola Amatil, Ltd. ..........   8,129   $   52,900
Foster's Group, Ltd. ............  15,316       66,689
Wesfarmers, Ltd. ................   4,345       97,610
Woolworths, Ltd. ................   6,805      146,004
                                            ----------
TOTAL AUSTRALIA..................              363,203
                                            ----------
BELGIUM -- 2.4%
Delhaize Group...................     836       48,140
InBev NV.........................   1,279       75,158
                                            ----------
TOTAL BELGIUM....................              123,298
                                            ----------
CANADA -- 2.9%
Loblaw Co., Ltd. ................   1,585       44,276
Shoppers Drug Mart Corp. ........   1,867       90,172
Viterra, Inc. (a)................   1,572       15,037
                                            ----------
TOTAL CANADA.....................              149,485
                                            ----------
DENMARK -- 1.3%
Carlsberg A/S  (Class B).........     921       69,008
                                            ----------
FINLAND -- 0.5%
Kesko Oyj  (Class B).............     924       23,258
                                            ----------
FRANCE -- 12.0%
Carrefour SA.....................   3,261      151,617
Casino Guichard-Perrachon SA.....     470       41,361
Groupe Danone....................   2,969      208,520
L'Oreal SA.......................   1,188      115,559
Pernod -- Ricard SA..............   1,177      102,139
                                            ----------
TOTAL FRANCE.....................              619,196
                                            ----------
GERMANY -- 1.1%
Beiersdorf AG....................     901       56,711
                                            ----------
GREECE -- 0.3%
Alapis Holding Industrial and
  Commercial SA..................   6,089       12,744
                                            ----------
IRELAND -- 1.0%
Kerry Group PLC  (Class A).......   1,703       49,756
                                            ----------
ITALY -- 0.8%
Parmalat SpA.....................  17,146       39,980
                                            ----------
JAPAN -- 15.4%
Aeon Co., Ltd. ..................   4,500       44,633
Ajinomoto Co., Inc. .............   7,000       65,869
Asahi Breweries, Ltd. ...........   3,700       64,127
Japan Tobacco, Inc. .............      28      103,914
Kao Corp. .......................   4,000      106,438
Kirin Holdings Co., Ltd. ........   6,000       77,822
Lawson, Inc. ....................   1,100       50,563
Nichirei Corp. ..................  10,000       51,995
Seven & I Holdings Co., Ltd. ....   4,800      135,412
Shiseido Co., Ltd. ..............   3,000       66,265
UNY Co., Ltd. ...................   3,000       29,840
                                            ----------
TOTAL JAPAN......................              796,878
                                            ----------
LUXEMBOURG -- 0.2%
Oriflame Cosmetics SA SDR........     232       10,564
                                            ----------
NETHERLANDS -- 8.6%
Heineken NV......................   2,037       81,103
Koninklijke Ahold NV.............   7,126       81,347
Unilever NV......................  10,139      282,841
                                            ----------
TOTAL NETHERLANDS................              445,291
                                            ----------
NORWAY -- 0.1%
Marine Harvest (a)...............  15,432        7,491
                                            ----------
SINGAPORE -- 0.4%
Golden Agri-Resources, Ltd. .....  42,000        9,254
Wilmar International, Ltd. ......   7,000       12,289
                                            ----------
TOTAL SINGAPORE..................               21,543
                                            ----------
SPAIN -- 1.8%
Ebro Puleva SA...................   3,362       52,608
SOS Cuetara SA...................   2,234       37,656
                                            ----------
TOTAL SPAIN......................               90,264
                                            ----------
SWEDEN -- 1.0%
Swedish Match AB.................   3,090       53,178
                                            ----------
SWITZERLAND -- 11.1%
Lindt & Spruengli AG.............      24       58,007
Nestle SA........................  11,972      514,649
                                            ----------
TOTAL SWITZERLAND................              572,656
                                            ----------
UNITED KINGDOM -- 30.1%
British American Tobacco PLC.....   7,163      234,287
Cadbury PLC......................   8,457       85,244
Diageo PLC.......................  13,815      232,702
Imperial Tobacco Group PLC.......   5,572      178,474
J Sainsbury PLC..................   7,639       47,384
Reckitt Benckiser PLC............   3,571      172,559
SABMiller PLC....................   3,573       69,164
Tate & Lyle PLC..................   3,592       24,394
Tesco PLC........................  37,361      258,119
Unilever PLC.....................   7,139      193,673
William Morrison Supermarkets
  PLC............................  12,075       55,637
                                            ----------
TOTAL UNITED KINGDOM.............            1,551,637
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,393,385)..............            5,056,141
                                            ----------
PREFERRED STOCKS -- 1.3%
GERMANY -- 1.3%
Henkel AG & Co. KGaA
  (Cost $70,891).................   1,914       69,498
                                            ----------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio
  (Cost $24,306).................  24,306       24,306
                                            ----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $5,488,582)..............            5,149,945
OTHER ASSETS AND
  LIABILITIES -- 0.2%............               10,268
                                            ----------
NET ASSETS -- 100.0%.............           $5,160,213
                                            ==========




(a) Non-income producing security.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 98.4%
AUSTRALIA -- 4.7%
Origin Energy, Ltd. .............   4,670   $   59,344
Santos, Ltd. ....................   3,576       53,872
Woodside Petroleum, Ltd. ........   2,196       88,343
WorleyParsons, Ltd. .............   1,428       34,130
                                            ----------
TOTAL AUSTRALIA..................              235,689
                                            ----------
AUSTRIA -- 0.6%
OMV AG...........................     729       30,034
                                            ----------
CANADA -- 27.2%
Bonavista Energy Trust...........   1,398       34,569
Cameco Corp. ....................   2,096       45,461
Canadian Natural Resources,
  Ltd. ..........................   2,329      159,911
Canadian Oil Sands Trust.........   1,165       42,471
Enbridge, Inc. ..................   1,630       60,374
EnCana Corp. ....................   3,261      208,444
Enerplus Resources Fund..........   1,165       42,581
Husky Energy, Inc. ..............   1,630       67,763
Imperial Oil, Ltd. ..............   1,630       69,879
Nexen, Inc. .....................   2,795       64,933
Niko Resources, Ltd. ............     466       25,075
OPTI Canada, Inc. (a)............   2,096       21,784
Penn West Energy Trust...........   1,398       33,692
Petro-Canada.....................   2,329       77,546
Provident Energy Trust...........   4,659       41,629
Suncor Energy, Inc. .............   3,960      163,883
Talisman Energy, Inc. ...........   5,590       78,971
TransCanada Corp. ...............   2,329       83,613
Vermilion Energy Trust...........   1,165       37,321
                                            ----------
TOTAL CANADA.....................            1,359,900
                                            ----------
FRANCE -- 13.2%
Bourbon SA.......................     771       37,840
Cie Generale de Geophysique-
  Veritas (a)....................     983       30,570
Technip SA.......................     699       38,655
Total SA.........................   9,275      554,738
                                            ----------
TOTAL FRANCE.....................              661,803
                                            ----------
ITALY -- 6.4%
Eni SpA..........................   9,317      243,420
Saipem SpA.......................   1,451       42,618
Saras SpA........................   8,835       36,393
                                            ----------
TOTAL ITALY......................              322,431
                                            ----------
JAPAN -- 2.3%
Inpex Holdings, Inc. ............       5       42,198
Nippon Mining Holdings, Inc. ....   7,000       27,627
Nippon Oil Corp. ................   9,000       44,506
                                            ----------
TOTAL JAPAN......................              114,331
                                            ----------
NETHERLANDS -- 0.6%
SBM Offshore NV..................   1,374       28,989
                                            ----------
NORWAY -- 3.3%
Aker Solutions ASA...............   2,634       41,611
StatoilHydro ASA.................   5,357      125,854
                                            ----------
TOTAL NORWAY.....................              167,465
                                            ----------
PAPUA NEW GUINEA -- 0.7%
Oil Search, Ltd. ................   7,668       33,872
                                            ----------
PORTUGAL -- 0.8%
Galp Energia SGPS SA (Class B)...   2,558       41,824
                                            ----------
SPAIN -- 4.0%
Cia Espanola de Petroleos SA.....     727       71,074
Repsol YPF SA....................   4,409      129,436
                                            ----------
TOTAL SPAIN......................              200,510
                                            ----------
UNITED KINGDOM -- 34.6%
Amec PLC.........................   2,874       32,606
BG Group PLC.....................  13,824      249,608
BP PLC...........................  77,332      639,579
Cairn Energy PLC (a).............     757       27,958
Royal Dutch Shell PLC (Class A)..  13,787      397,617
Royal Dutch Shell PLC (Class B)..  12,061      339,240
Tullow Oil PLC...................   3,892       49,463
                                            ----------
TOTAL UNITED KINGDOM.............            1,736,071
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $6,245,130)..............            4,932,919
                                            ----------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
MONEY MARKET FUND -- 0.7%
STIC Prime Portfolio
  (Cost $33,451).................  33,451       33,451
                                            ----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $6,278,581)..............            4,966,370
OTHER ASSETS AND
  LIABILITIES -- 0.9%............               47,333
                                            ----------
NET ASSETS -- 100.0%.............           $5,013,703
                                            ==========




(a) Non-income producing security.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 10.8%
AMP, Ltd. ......................  5,215     $   28,713
Australia & New Zealand Banking
  Group, Ltd. ..................  3,439         50,863
Commonwealth Bank of Australia..  2,215         74,465
Commonwealth Property Office
  Fund..........................  41,535        47,178
Macquarie Group, Ltd. ..........  780           22,765
National Australia Bank, Ltd. ..  2,749         52,606
QBE Insurance Group, Ltd. ......  2,174         45,447
St. George Bank, Ltd. ..........  1,446         32,621
Westfield Group.................  3,883         50,967
Westpac Banking Corp. ..........  3,399         57,591
                                            ----------
TOTAL AUSTRALIA.................               463,216
                                            ----------
AUSTRIA -- 0.7%
Atrium European Real Estate,
  Ltd. (a)......................  2,627         19,373
Raiffeisen International Bank-
  Holding AG....................  175           12,283
                                            ----------
TOTAL AUSTRIA...................                31,656
                                            ----------
BELGIUM -- 1.9%
Gimv NV.........................  647           30,072
KBC Groep NV....................  409           34,315
RHJ International (a)...........  2,069         18,658
                                            ----------
TOTAL BELGIUM...................                83,045
                                            ----------
CANADA -- 12.1%
Bank of Montreal................  1,044         45,120
Bank of Nova Scotia.............  1,616         72,957
Brookfield Asset Management,
  Inc.  (Class A)...............  1,313         35,431
Canadian Imperial Bank of
  Commerce......................  751           43,144
Manulife Financial Corp. .......  2,424         87,275
Royal Bank of Canada............  2,128        101,076
Sun Life Financial, Inc. .......  1,247         43,631
TMX Group, Inc. ................  586           15,984
Toronto-Dominion Bank...........  1,276         76,906
                                            ----------
TOTAL CANADA....................               521,524
                                            ----------
CHINA -- 5.3%
Bank of East Asia, Ltd. ........  6,246         19,307
Cheung Kong Holdings, Ltd. .....  5,000         55,542
GZI REIT........................  227,000       72,213
Hong Kong Exchanges and
  Clearing, Ltd. ...............  2,300         27,579
New World Development Co.,
  Ltd. .........................  10,000        10,883
Sun Hung Kai Properties, Ltd. ..  4,000         40,390
                                            ----------
TOTAL CHINA.....................               225,914
                                            ----------
DENMARK -- 0.6%
Jyske Bank A/S (a)..............  519           25,550
                                            ----------
FINLAND -- 1.0%
Sponda Oyj......................  3,510         20,904
Technopolis Oyj.................  3,430         23,512
                                            ----------
TOTAL FINLAND...................                44,416
                                            ----------
FRANCE -- 7.6%
AXA.............................  2,539         81,653
BNP Paribas SA..................  1,252        116,210
Societe Generale................  917           79,860
Store Electronic (a)............  782           13,620
Unibail-Rodamco.................  172           34,336
                                            ----------
TOTAL FRANCE....................               325,679
                                            ----------
GERMANY -- 6.0%
Allianz SE......................  682           92,234
Commerzbank AG..................  1,339         19,561
Deutsche Bank AG................  841           58,516
Deutsche Boerse AG..............  361           32,387
Hypo Real Estate Holding AG.....  673            3,923
Muenchener Rueckversicherungs-
  Gesellschaft AG...............  347           51,768
                                            ----------
TOTAL GERMANY...................               258,389
                                            ----------
IRELAND -- 0.8%
Bank of Ireland.................  6,144         34,089
                                            ----------
ITALY -- 7.8%
Assicurazioni Generali SpA......  1,679         55,139
Banca Monte dei Paschi di Siena
  SpA...........................  13,544        33,103
Banca Popolare dell'Etruria e
  del Lazio Scrl................  3,307         25,641
Banco Popolare Societa
  Cooperativa Scarl.............  1,519         23,236
Intesa Sanpaolo SpA.............  15,882        85,777
UniCredit SpA...................  19,618        71,578
Unione di Banche Italiane ScpA..  1,779         38,533
                                            ----------
TOTAL ITALY.....................               333,007
                                            ----------
JAPAN -- 16.6%
Chuo Mitsui Trust Holdings,
  Inc. .........................  3,000         15,542
Daito Trust Construction Co.,
  Ltd. .........................  600           21,872
Daiwa House Industry Co.,
  Ltd. .........................  3,000         27,919
Daiwa Securities Group, Inc. ...  4,000         27,806
Mitsubishi Estate Co., Ltd. ....  2,000         37,865
Mitsubishi UFJ Financial Group,
  Inc. .........................  14,300       120,283
Mitsui Fudosan Co., Ltd. .......  2,000         36,942
Mitsui Sumitomo Insurance Group
  Holdings, Inc. ...............  900           29,586
Mizuho Financial Group, Inc. ...  17            70,777
Nomura Holdings, Inc. ..........  3,800         47,462
ORIX Corp. .....................  220           26,069
Resona Holdings, Inc. ..........  14            17,947
Sompo Japan Insurance, Inc. ....  3,000         24,499
Sumitomo Mitsui Financial Group,
  Inc. .........................  12            71,210
Sumitomo Realty & Development
  Co., Ltd. ....................  1,000         20,864
T&D Holdings, Inc. .............  500           25,715
The Bank of Yokohama, Ltd. .....  4,000         18,914
The Sumitomo Trust & Banking
  Co., Ltd. ....................  4,000         25,244
Tokio Marine Holdings, Inc. ....  1,300         45,797
                                            ----------
TOTAL JAPAN.....................               712,313
                                            ----------
NETHERLANDS -- 3.1%
Aegon NV........................  2,940         25,604
Fortis..........................  3,678         22,215
ING Groep NV....................  3,259         68,346
Van Lanschot NV.................  267           18,414
                                            ----------
TOTAL NETHERLANDS...............               134,579
                                            ----------
NORWAY -- 1.2%
Sparebanken More................  982           28,651
Sparebanken Rogaland............  3,468         22,583
                                            ----------
TOTAL NORWAY....................                51,234
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
PORTUGAL -- 0.4%
Banco Comercial Portugues SA....  11,226    $   18,008
                                            ----------
SINGAPORE -- 3.0%
City Developments, Ltd. ........  4,000         24,593
Oversea-Chinese Banking Corp.,
  Ltd. .........................  11,000        55,165
United Overseas Bank, Ltd. .....  4,000         47,003
                                            ----------
TOTAL SINGAPORE.................               126,761
                                            ----------
SPAIN -- 8.9%
Banco Bilbao Vizcaya Argentaria
  SA............................  5,713         91,964
Banco de Andalucia SA...........  439           26,701
Banco de Sabadell SA............  3,980         30,468
Banco Guipuzcoano SA............  1,769         16,648
Banco Pastor SA.................  1,785         15,169
Banco Popular Espanol SA........  3,651         42,514
Banco Santander SA..............  8,826        130,173
Corporacion Financiera Alba SA..  662           26,846
                                            ----------
TOTAL SPAIN.....................               380,483
                                            ----------
SWEDEN -- 2.2%
Investor AB.....................  2,889         52,723
Nordea Bank AB..................  3,725         43,326
                                            ----------
TOTAL SWEDEN....................                96,049
                                            ----------
SWITZERLAND -- 7.0%
Credit Suisse Group AG..........  1,648         73,343
Julius Baer Holding AG..........  503           24,404
Swiss Life Holding (a)..........  102           14,637
Swiss Reinsurance...............  735           39,790
UBS AG (a)......................  4,639         76,375
Zurich Financial Services AG....  257           70,138
                                            ----------
TOTAL SWITZERLAND...............               298,687
                                            ----------
UNITED KINGDOM -- 2.6%
Barclays PLC....................  13,121        76,360
HBOS PLC........................  7,077         15,440
Man Group PLC...................  3,465         20,799
                                            ----------
TOTAL UNITED KINGDOM............               112,599
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $4,886,564).............             4,277,198
                                            ----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio
  (Cost $17,675)................  17,675        17,675
                                            ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,904,239).............             4,294,873
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).......                   422
                                            ----------
NET ASSETS -- 100.0%............            $4,295,295
                                            ==========




(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 97.3%
AUSTRALIA -- 3.9%
Cochlear, Ltd. ..................  439      $   20,535
CSL, Ltd. .......................  4,764       140,168
Primary Health Care, Ltd. .......  3,501        14,222
Sonic Healthcare, Ltd. ..........  4,669        48,246
                                            ----------
TOTAL AUSTRALIA..................              223,171
                                            ----------
BELGIUM -- 0.9%
UCB SA...........................  1,463        51,149
                                            ----------
CANADA -- 0.4%
MDS, Inc. (a)....................  1,671        19,976
                                            ----------
DENMARK -- 5.3%
Coloplast A/S  (Class B).........  533          38,883
Genmab A/S (a)...................  279          15,757
H. Lundbeck A/S..................  1,021        19,270
Novo-Nordisk A/S  (Class B)......  4,174       212,951
William Demant A/S (a)...........  311          13,759
                                            ----------
TOTAL DENMARK....................              300,620
                                            ----------
FINLAND -- 0.5%
Orion Oyj  (Class A).............  919          15,749
Orion Oyj  (Class B).............  900          15,107
                                            ----------
TOTAL FINLAND....................               30,856
                                            ----------
FRANCE -- 8.8%
bioMerieux.......................  279          23,953
Essilor International SA.........  2,219       109,435
Ipsen SA.........................  524          23,436
Orpea (a)........................  848          35,377
Sanofi-Aventis...................  4,674       305,616
                                            ----------
TOTAL FRANCE.....................              497,817
                                            ----------
GERMANY -- 10.3%
Bayer AG.........................  3,871       281,657
Celesio AG.......................  1,236        53,317
Fresenius Medical Care AG & Co.
  KGaA...........................  2,145       110,486
Fresenius SE.....................  326          23,761
Merck KGaA.......................  588          62,276
Rhoen-Klinikum AG................  913          26,418
Stada Arzneimittel AG............  692          27,489
                                            ----------
TOTAL GERMANY....................              585,404
                                            ----------
IRELAND -- 0.6%
Elan Corp. PLC (a)...............  3,348        34,565
                                            ----------
ITALY -- 0.3%
Recordati SpA....................  2,614        15,972
                                            ----------
JAPAN -- 19.2%
Alfresa Holdings Corp. ..........  200           9,551
Astellas Pharma, Inc. ...........  3,400       139,952
Chugai Pharmaceutical Co.,
  Ltd. ..........................  2,125        34,067
Daiichi Sankyo Co., Ltd. ........  5,100       129,464
Dainippon Sumitomo Pharma Co.,
  Ltd. ..........................  1,000         8,091
Eisai Co., Ltd. .................  2,400        92,460
Hisamitsu Pharmaceutical Co.,
  Inc. ..........................  600          26,054
Kyowa Hakko Kogyo Co., Ltd. .....  2,422        24,958
Mediceo Paltac Holdings Co.,
  Ltd. ..........................  1,600        19,336
Mitsubishi Tanabe Pharma Corp. ..  2,000        27,448
Olympus Corp. ...................  2,000        57,081
Ono Pharmaceutical Co., Ltd. ....  1,200        54,933
Shionogi & Co., Ltd. ............  3,000        60,048
Suzuken Co., Ltd. ...............  700          21,165
Taisho Pharmaceutical Co.,
  Ltd. ..........................  2,000        39,090
Takeda Pharmaceutical Co.,
  Ltd. ..........................  5,600       276,928
Terumo Corp. ....................  1,400        71,869
                                            ----------
TOTAL JAPAN......................            1,092,495
                                            ----------
NETHERLANDS -- 1.0%
OPG Groep NV.....................  1,126        15,389
Qiagen NV (a)....................  2,154        42,087
                                            ----------
TOTAL NETHERLANDS................               57,476
                                            ----------
NEW ZEALAND -- 0.4%
Fisher & Paykel Healthcare Corp.,
  Ltd. ..........................  10,469       20,487
                                            ----------
SINGAPORE -- 0.4%
Parkway Holdings, Ltd. ..........  16,000       21,039
                                            ----------
SPAIN -- 0.9%
Faes Farma SA....................  1,707        12,828
Grifols SA.......................  1,583        40,024
                                            ----------
TOTAL SPAIN......................               52,852
                                            ----------
SWEDEN -- 1.4%
Elekta AB  (Class B).............  737          12,340
Getinge AB  (Class B)............  2,643        53,446
Meda AB  (Class A)...............  1,635        15,593
                                            ----------
TOTAL SWEDEN.....................               81,379
                                            ----------
SWITZERLAND -- 25.2%
Acino Holding AG.................  67           12,847
Actelion, Ltd. (a)...............  1,072        54,592
Bachem Holding AG  (Class B).....  497          39,228
Basilea Pharmaceutica AG (a).....  120          17,659
Coltene Holding AG...............  224          15,043
Galenica AG......................  78           27,687
Lonza Group AG...................  496          61,754
Nobel Biocare Holding AG.........  1,737        57,412
Novartis AG......................  8,709       454,771
Roche Holding AG.................  3,110       484,131
Sonova Holding AG................  727          46,684
Straumann Holding AG.............  116          31,864
Synthes, Inc. ...................  804         110,427
Tecan Group AG...................  314          15,542
                                            ----------
TOTAL SWITZERLAND................            1,429,641
                                            ----------
UNITED KINGDOM -- 17.8%
AstraZeneca PLC..................  7,015       307,595
Consort Medical PLC..............  1,395        13,253
GlaxoSmithKline PLC..............  21,719      468,814
Hikma Pharmaceuticals PLC........  2,154        15,367
Shire, Ltd. .....................  5,683        89,496
Smith & Nephew PLC...............  7,997        84,242
SSL International PLC............  3,749        29,954
                                            ----------
TOTAL UNITED KINGDOM.............            1,008,721
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $6,022,485)                          5,523,620
                                            ----------
PREFERRED STOCKS -- 1.2%
GERMANY -- 1.2%
Fresenius SE
  (Cost $79,650).................  973          69,963
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SHORT TERM INVESTMENTS -- 0.3%
UNITED STATES -- 0.3%
MONEY MARKET FUND -- 0.3%
STIC Prime Portfolio
  (Cost $14,817).................  14,817   $   14,817
                                            ----------
TOTAL INVESTMENTS -- 98.8%
  (Cost $6,116,952)                          5,608,400
OTHER ASSETS AND
  LIABILITIES -- 1.2%............               67,344
                                            ----------
NET ASSETS -- 100.0%.............           $5,675,744
                                            ==========




(a) Non-income producing security.


See accompanying notes to financial statements.

SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 98.8%
AUSTRALIA -- 3.9%
Brambles, Ltd. ..................    5,970   $   36,260
GWA International, Ltd. .........   14,235       31,440
Leighton Holdings, Ltd. .........      581       17,209
Macquarie Infrastructure Group...   15,750       28,699
Toll Holdings, Ltd. .............    4,321       23,654
Transurban Group.................    7,599       33,447
Virgin Blue Holdings, Ltd. ......    4,321        1,074
                                             ----------
TOTAL AUSTRALIA..................               171,783
                                             ----------
AUSTRIA -- 0.9%
Andritz AG.......................      455       19,173
Zumtobel AG......................    1,352       18,972
                                             ----------
TOTAL AUSTRIA....................                38,145
                                             ----------
BELGIUM -- 0.7%
Bekaert NV.......................      233       30,750
                                             ----------
CANADA -- 4.8%
Bombardier, Inc. ................    4,976       27,052
CAE, Inc. .......................    2,290       18,308
Canadian National Railway Co. ...    1,538       73,457
Canadian Pacific Railway, Ltd. ..      649       34,837
SNC-Lavalin Group, Inc. .........      721       26,095
Toromont Industries, Ltd. .......    1,304       32,330
                                             ----------
TOTAL CANADA.....................               212,079
                                             ----------
CHINA -- 2.3%
Hopewell Highway Infrastructure,
  Ltd. ..........................   48,000       33,198
Hutchison Whampoa, Ltd. .........    6,000       45,438
Jardine Matheson Holdings,
  Ltd. ..........................      943       24,518
                                             ----------
TOTAL CHINA......................               103,154
                                             ----------
DENMARK -- 2.7%
A P Moller -- Maersk A/S.........        5       42,735
FLSmidth & Co. A/S...............      275       13,616
NKT Holding A/S..................      356       16,420
Vestas Wind Systems A/S (a)......      563       47,802
                                             ----------
TOTAL DENMARK....................               120,573
                                             ----------
FINLAND -- 1.6%
Kone Oyj  (Class B)..............    1,012       27,009
Metso Oyj........................      648       15,537
Wartsila Oyj  (Class B)..........      455       18,828
YIT Oyj..........................      943        9,670
                                             ----------
TOTAL FINLAND....................                71,044
                                             ----------
FRANCE -- 7.9%
Air France-KLM...................    1,368       30,735
Alstom SA........................      627       46,471
Bouygues SA......................      963       42,948
Cie de Saint-Gobain..............      924       46,912
Eiffage SA.......................      273       14,376
Schneider Electric SA............      698       59,067
Vallourec SA.....................      180       38,194
Vinci SA.........................    1,496       69,303
                                             ----------
TOTAL FRANCE.....................               348,006
                                             ----------
GERMANY -- 10.0%
Deutsche Lufthansa AG............    1,611       31,228
Deutsche Post AG.................    2,504       51,985
GEA Group AG.....................      877       16,827
Hochtief AG......................      279       13,117
Kloeckner & Co. AG...............      445       10,045
MAN AG...........................      358       23,785
Pfeiffer Vacuum Technology AG....      308       24,474
Q-Cells AG (a)...................      165       13,579
SGL Carbon AG (a)................      331       12,684
Siemens AG.......................    2,498      230,705
Solarworld AG....................      362       14,954
                                             ----------
TOTAL GERMANY....................               443,383
                                             ----------
IRELAND -- 0.6%
DCC PLC..........................    1,308       24,987
                                             ----------
ITALY -- 2.1%
Ansaldo STS SpA..................    2,741       38,425
Autostrada Torino-Milano SpA.....    2,001       21,628
Finmeccanica SpA.................    1,496       32,025
                                             ----------
TOTAL ITALY......................                92,078
                                             ----------
JAPAN -- 29.1%
Asahi Glass Co., Ltd. ...........    4,000       34,512
Central Japan Railway Co. .......        6       56,233
Daikin Industries, Ltd. .........      900       29,416
East Japan Railway Co. ..........       10       74,036
Fanuc, Ltd. .....................      600       43,743
Futaba Corp. ....................    2,300       40,036
Hankyu Hanshin Holdings, Inc. ...    7,000       31,978
IHI Corp. .......................   12,000       18,311
Itochu Corp. ....................    5,000       29,294
Iwatani Corp. ...................   14,000       32,308
Jgc Corp. .......................    1,000       15,580
Kajima Corp. ....................    7,000       20,638
Kamigumi Co., Ltd. ..............    6,000       44,308
Kawasaki Heavy Industries,
  Ltd. ..........................   11,000       22,587
Kawasaki Kisen Kaisha, Ltd. .....    3,000       17,859
Kokuyo Co., Ltd. ................    3,800       29,351
Komatsu, Ltd. ...................    2,700       42,599
Kubota Corp. ....................    5,000       30,519
Marubeni Corp. ..................    5,000       22,041
MEITEC Corp. ....................    1,600       42,425
MISUMI Group, Inc. ..............    2,000       34,098
Mitsubishi Corp. ................    4,100       83,224
Mitsubishi Electric Corp. .......    6,000       39,052
Mitsubishi Heavy Industries,
  Ltd. ..........................   12,000       50,412
Mitsui & Co., Ltd. ..............    5,000       60,189
Mitsui OSK Lines, Ltd. ..........    4,000       33,307
NGK Insulators, Ltd. ............    1,000       11,868
Nippon Sheet Glass Co., Ltd. ....    5,000       25,197
Nippon Yusen KK..................    4,000       25,168
Secom Co., Ltd. .................    1,000       40,974
Sojitz Corp. ....................    6,000       13,451
Sumitomo Corp. ..................    3,900       35,303
Sumitomo Electric Industries,
  Ltd. ..........................    2,900       30,949
Sumitomo Heavy Industries,
  Ltd. ..........................    4,000       18,424
The Japan Steel Works, Ltd. .....    2,000       24,170
THK Co., Ltd. ...................    1,400       21,271
Tokyu Corp. .....................    6,000       28,145
Yamato Holdings Co., Ltd. .......    3,000       33,231
                                             ----------
TOTAL JAPAN......................             1,286,207
                                             ----------


See accompanying notes to financial statements.

SPDR(R) S&P(R) INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
NETHERLANDS -- 4.5%
Aalberts Industries NV...........    1,457   $   18,337
European Aeronautic Defence and
  Space Co. NV...................    1,861       31,369
Koninklijke (Royal) Philips
  Electronics NV.................    2,829       75,839
Koninklijke BAM Groep NV.........    1,225       15,555
Randstad Holding NV..............      677       17,550
TNT NV...........................    1,450       39,716
                                             ----------
TOTAL NETHERLANDS................               198,366
                                             ----------
NORWAY -- 1.0%
Orkla ASA........................    3,552       31,781
Renewable Energy Corp AS (a).....      638       11,385
                                             ----------
TOTAL NORWAY.....................                43,166
                                             ----------
SINGAPORE -- 2.4%
Fraser and Neave, Ltd. ..........   11,000       27,313
Haw Par Corp., Ltd. .............   12,000       38,610
Keppel Corp., Ltd. ..............    5,000       27,453
Neptune Orient Lines, Ltd. ......    9,000       11,268
                                             ----------
TOTAL SINGAPORE..................               104,644
                                             ----------
SPAIN -- 3.1%
Abertis Infraestructuras SA......    1,924       37,349
ACS, Actividades de Construccion
  y Servicios SA.................    1,025       40,990
Gamesa Corp. Tecnologica SA......      657       22,167
Grupo Ferrovial SA...............      506       22,915
Sacyr Vallehermoso SA............      778       12,666
                                             ----------
TOTAL SPAIN......................               136,087
                                             ----------
SWEDEN -- 4.6%
Alfa Laval AB....................    1,813       18,266
Atlas Copco AB  (Class B)........    3,461       34,125
B&B Tools AB.....................    1,164       19,573
Sandvik AB.......................    3,464       35,769
Securitas AB  (Class B)..........    2,464       27,121
Trelleborg AB  (Class B).........    2,240       30,519
Volvo AB ADR  (Class A)..........    4,662       38,612
                                             ----------
TOTAL SWEDEN.....................               203,985
                                             ----------
SWITZERLAND -- 5.9%
ABB, Ltd. (a)....................    6,498      122,397
Adecco SA........................      626       26,932
Geberit AG.......................      220       26,763
Kaba Holding AG..................      109       28,751
Kuehne & Nagel International AG..      354       23,253
SGS SA...........................       27       31,497
                                             ----------
TOTAL SWITZERLAND................               259,593
                                             ----------
UNITED KINGDOM -- 10.7%
Aggreko PLC......................    1,867       18,087
Babcock International Group PLC..    2,122       18,874
BAE Systems PLC..................   10,791       79,246
British Airways PLC..............    4,906       14,709
Capita Group PLC.................    3,805       47,340
Charter PLC......................      999       11,013
De La Rue PLC....................    2,022       32,509
Experian PLC.....................    4,685       30,689
FirstGroup PLC...................    3,352       31,816
Intertek Group PLC...............    1,561       23,191
Invensys PLC (a).................    3,313       12,120
Rentokil Initial PLC.............   13,709       16,861
Rolls-Royce Group PLC (a)........    6,999       41,980
Serco Group PLC..................    4,120       26,547
Smiths Group PLC.................    2,177       39,270
Wolseley PLC.....................    3,888       28,881
                                             ----------
TOTAL UNITED KINGDOM.............               473,133
                                             ----------
TOTAL COMMON STOCKS --
  (Cost $5,444,703)..............             4,361,163
                                             ----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $9,900)..................    9,900        9,900
                                             ----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $5,454,603)..............             4,371,063
OTHER ASSETS AND
  LIABILITIES -- 1.0%............                42,105
                                             ----------
NET ASSETS -- 100.0%.............            $4,413,168
                                             ==========




(a) Non-income producing security.
ADR = American Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 15.2%
Alumina, Ltd. ..................     7,639   $   18,499
BHP Billiton, Ltd. .............    12,139      296,833
BlueScope Steel, Ltd. ..........     4,952       28,593
Boral, Ltd. ....................     6,619       31,953
Fortescue Metals Group, Ltd.
  (a)...........................     6,257       23,000
Iluka Resources, Ltd. (a).......     5,281       19,579
Incitec Pivot, Ltd. ............     5,420       21,676
Newcrest Mining, Ltd. ..........     1,940       42,281
OneSteel, Ltd. .................     6,429       23,327
Orica, Ltd. ....................     1,710       28,258
OZ Minerals, Ltd. ..............    16,194       20,502
Rio Tinto, Ltd. ................     1,038       69,186
Sims Group, Ltd. ...............     1,280       30,088
                                             ----------
TOTAL AUSTRALIA.................                653,775
                                             ----------
AUSTRIA -- 1.1%
RHI AG (a)......................       798       28,651
Voestalpine AG..................       635       19,400
                                             ----------
TOTAL AUSTRIA...................                 48,051
                                             ----------
BELGIUM -- 1.5%
Tessenderlo Chemie NV...........       784       38,654
Umicore.........................       824       24,983
                                             ----------
TOTAL BELGIUM...................                 63,637
                                             ----------
CANADA -- 16.8%
Agnico-Eagle Mines, Ltd. .......       660       36,067
Agrium, Inc. ...................       662       37,048
Barrick Gold Corp. .............     3,315      121,506
Eldorado Gold Corp. (a).........     2,904       18,136
Equinox Minerals, Ltd. (a)......     3,393        8,042
First Quantum Minerals, Ltd. ...       392       14,748
FNX Mining Co., Inc. (a)........       862        9,129
Fording Canadian Coal Trust.....       347       28,483
Gerdau Ameristeel Corp. ........     1,428       13,767
Goldcorp, Inc. .................     2,735       86,099
Inmet Mining Corp. .............       342       15,942
Ivanhoe Mines, Ltd. (a).........     1,695       10,283
Kinross Gold Corp. .............     2,576       41,407
Lundin Mining Corp. (a).........     2,852        8,477
Pan American Silver Corp. (a)...       681       14,834
Potash Corp. of Saskatchewan,
  Inc. .........................     1,126      146,120
Sherritt International Corp. ...     2,315       12,389
Silver Wheaton Corp. (a)........     1,052        8,539
Sino-Forest Corp. (a)...........       928       11,705
Teck Cominco, Ltd.  (Class B)...     1,840       52,299
Thompson Creek Metals Co., Inc.
  (a)...........................       625        5,796
Yamana Gold, Inc. ..............     2,764       22,747
                                             ----------
TOTAL CANADA....................                723,563
                                             ----------
CHINA -- 0.8%
Hung Hing Printing Group,
  Ltd. .........................   160,000       35,238
                                             ----------
DENMARK -- 0.8%
Novozymes A/S...................       416       36,417
                                             ----------
FINLAND -- 2.5%
Rautaruukki Oyj.................       899       17,578
Stora Enso Oyj..................     4,345       41,685
UPM-Kymmene Oyj.................     3,049       46,853
                                             ----------
TOTAL FINLAND...................                106,116
                                             ----------
FRANCE -- 4.2%
Air Liquide SA..................     1,012      110,046
Lafarge SA......................       662       68,616
                                             ----------
TOTAL FRANCE....................                178,662
                                             ----------
GERMANY -- 7.7%
BASF SE.........................     2,829      134,114
K+S AG..........................       608       41,540
Lanxess AG......................       736       20,015
Linde AG........................       560       59,373
Salzgitter AG...................       257       25,544
ThyssenKrupp AG.................     1,770       52,285
                                             ----------
TOTAL GERMANY...................                332,871
                                             ----------
IRELAND -- 1.1%
CRH PLC.........................     2,201       46,375
                                             ----------
ITALY -- 0.5%
Buzzi Unicem SpA................     1,346       20,381
                                             ----------
JAPAN -- 16.5%
Asahi Kasei Corp. ..............     8,000       33,081
Denki Kagaku Kogyo Kabushiki
  Kaisha........................    11,000       28,183
JFE Holdings, Inc. .............     2,300       68,893
JSR Corp. ......................     1,600       20,677
Kobe Steel, Ltd. ...............    19,000       37,046
Mitsubishi Chemical Holdings
  Corp. ........................     5,500       28,649
Mitsubishi Materials Corp. .....     8,000       24,566
Mitsubishi Rayon Co., Ltd. .....     9,000       21,787
Mitsui Chemicals, Inc. .........     6,000       25,884
Mitsui Mining & Smelting Co.,
  Ltd. .........................    14,000       32,044
Nippon Steel Corp. .............    23,000       83,841
Nitto Denko Corp. ..............     1,000       24,820
Shin-Etsu Chemical Co., Ltd. ...     1,500       69,091
Sumitomo Chemical Co., Ltd. ....     7,000       30,000
Sumitomo Metal Industries,
  Ltd. .........................    17,000       50,761
Sumitomo Metal Mining Co.,
  Ltd. .........................     3,000       29,416
Taiheiyo Cement Corp. ..........    14,000       19,912
Teijin, Ltd. ...................    10,000       29,388
Toray Industries, Inc. .........     7,000       32,110
Ube Industries, Ltd. ...........     8,000       21,024
                                             ----------
TOTAL JAPAN.....................                711,173
                                             ----------
LUXEMBOURG -- 3.4%
ArcelorMittal...................     2,946      145,351
                                             ----------
NETHERLANDS -- 2.2%
Akzo Nobel NV...................     1,088       51,373
Koninklijke DSM NV..............       925       43,338
                                             ----------
TOTAL NETHERLANDS...............                 94,711
                                             ----------
NORWAY -- 1.0%
Norsk Hydro ASA.................     2,897       18,987
Yara International ASA..........       736       25,271
                                             ----------
TOTAL NORWAY....................                 44,258
                                             ----------
PAPUA NEW GUINEA -- 0.6%
Lihir Gold, Ltd. (a)............    11,255       24,858
                                             ----------
PORTUGAL -- 0.6%
Semapa-Sociedade de Investimento
  e Gestao, SGPS, SA............     2,724       26,401
                                             ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
SOUTH KOREA -- 0.7%
POSCO ADR.......................       344   $   32,119
                                             ----------
SPAIN -- 0.6%
Cementos Portland Valderrivas
  SA............................       563       26,896
                                             ----------
SWEDEN -- 1.0%
Boliden AB Mines................     2,867       11,677
SSAB Svenskt Stal AB  (Series
  A)............................     1,965       30,295
                                             ----------
TOTAL SWEDEN....................                 41,972
                                             ----------
SWITZERLAND -- 6.5%
Givaudan SA.....................        81       67,220
Holcim, Ltd. ...................       803       58,009
Syngenta AG.....................       399       84,408
Xstrata PLC.....................     2,322       71,023
                                             ----------
TOTAL SWITZERLAND...............                280,660
                                             ----------
UNITED KINGDOM -- 14.4%
Anglo American PLC..............     4,792      158,445
Antofagasta PLC.................     2,244       15,999
BHP Billiton PLC................     7,898      177,239
Kazakhmys PLC...................     1,028       10,628
Lonmin PLC......................       717       29,062
Randgold Resources, Ltd. .......       492       19,696
Rio Tinto PLC...................     3,184      196,990
Vedanta Resources PLC...........       632       12,989
                                             ----------
TOTAL UNITED KINGDOM............                621,048
                                             ----------
TOTAL COMMON STOCKS --
  (Cost $6,277,374)                           4,294,533
                                             ----------
RIGHTS -- 0.0% (B)
AUSTRALIA -- 0.0% (B)
Alumina Limited (expired
  9/19/08) (a)(c)
  (Cost $0).....................     2,010          111
                                             ----------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
STIC Prime Portfolio
  (Cost $1,855).................     1,855        1,855
                                             ----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $6,279,229).............              4,296,499
OTHER ASSETS AND
  LIABILITIES -- 0.3%...........                 12,011
                                             ----------
NET ASSETS -- 100.0%............             $4,308,510
                                             ==========




(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
ADR = American Depositary Receipt




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 1.1%
Computershare, Ltd. .............  3,814    $   27,979
Iress Market Technology, Ltd. ...  4,705        21,414
                                            ----------
TOTAL AUSTRALIA..................               49,393
                                            ----------
BELGIUM -- 0.4%
Barco NV.........................  425          19,169
                                            ----------
CANADA -- 5.3%
CGI Group, Inc.  (Class A) (a)...  2,981        26,103
MacDonald Dettwiler & Associates,
  Ltd. (a).......................  533          10,844
Nortel Networks Corp. (a)........  3,725         8,198
Research In Motion, Ltd. (a).....  2,828       190,741
                                            ----------
TOTAL CANADA.....................              235,886
                                            ----------
CHINA -- 0.3%
ASM Pacific Technology, Ltd. ....  2,700        15,422
                                            ----------
DENMARK -- 0.3%
SimCorp A/S......................  116          13,387
                                            ----------
FINLAND -- 10.0%
F-Secure Oyj.....................  4,948        16,125
Nokia Oyj........................  21,568      390,812
TietoEnator Oyj..................  1,092        15,906
Vaisala Oyj  (Class A)...........  635          21,407
                                            ----------
TOTAL FINLAND....................              444,250
                                            ----------
FRANCE -- 4.1%
Alcatel-Lucent (a)...............  14,888       56,401
Atos Origin SA...................  576          25,001
Cap Gemini SA....................  982          45,795
Groupe Steria SCA................  786          17,113
Neopost SA.......................  239          22,274
UbiSoft Entertainment SA (a).....  267          18,302
                                            ----------
TOTAL FRANCE.....................              184,886
                                            ----------
GERMANY -- 8.2%
Epcos AG.........................  999          25,034
Infineon Technologies AG (a).....  5,387        29,624
SAP AG...........................  4,862       257,264
Software AG......................  304          17,072
United Internet AG...............  1,378        14,672
Wincor Nixdorf AG................  363          21,155
                                            ----------
TOTAL GERMANY....................              364,821
                                            ----------
JAPAN -- 43.3%
Advantest Corp. .................  1,600        32,855
Alps Electric Co., Ltd. .........  2,000        15,316
Brother Industries, Ltd. ........  1,900        19,704
Canon, Inc. .....................  6,600       237,479
Citizen Holdings Co., Ltd. ......  2,400        16,344
CSK Holdings Corp. ..............  1,300        18,735
Dainippon Screen Manufacturing
  Co., Ltd. .....................  5,000        15,872
Elpida Memory, Inc. (a)..........  900          16,268
FUJIFILM Holdings Corp. .........  2,200        55,743
Fujitsu, Ltd. ...................  12,000       65,897
Hirose Electric Co., Ltd. .......  300          28,088
Hitachi High-Technologies
  Corp. .........................  900          17,548
Hitachi, Ltd. ...................  17,000      114,972
Horiba, Ltd. ....................  700          15,561
Hoya Corp. ......................  2,400        46,569
Ibiden Co., Ltd. ................  1,000        23,454
IT Holdings Corp. (a)............  1,000        14,261
Japan Aviation Electronics
  Industry, Ltd. ................  2,000         9,156
Japan Digital Laboratory Co.,
  Ltd. ..........................  1,700        18,223
Keyence Corp. ...................  200          39,184
Konami Corp. ....................  800          19,630
Konica Minolta Holdings, Inc. ...  3,000        33,542
Kyocera Corp. ...................  900          66,802
Mitsumi Electric Co., Ltd. ......  1,000        24,490
Murata Manufacturing Co., Ltd. ..  1,300        51,062
NEC Corp. .......................  13,000       53,878
Nichicon Corp. ..................  2,400        16,096
Nidec Corp. .....................  600          36,057
Nintendo Co., Ltd. ..............  600         245,279
Nippon Electric Glass Co.,
  Ltd. ..........................  3,000        26,167
Nomura Research Institute,
  Ltd. ..........................  1,000        20,016
NTT Data Corp. ..................  10           38,996
OBIC Co., Ltd. ..................  130          20,951
Oki Electric Industry Co., Ltd.
  (a)............................  12,000       12,320
OMRON Corp. .....................  1,400        21,231
Ricoh Co., Ltd. .................  3,000        40,889
ROHM Co., Ltd. ..................  700          37,649
Seiko Epson Corp. ...............  1,000        22,748
Shimadzu Corp. ..................  2,000        15,900
SUMCO Corp. .....................  1,100        16,671
Taiyo Yuden Co., Ltd. ...........  2,000        19,140
TDK Corp. .......................  800          38,732
Tokyo Electron, Ltd. ............  1,000        43,894
Toshiba Corp. ...................  17,000       72,218
Trend Micro, Inc. ...............  1,000        37,206
Yahoo! Japan Corp. ..............  104          33,013
Yamatake Corp. ..................  700          11,005
Yaskawa Electric Corp. ..........  3,000        16,474
Yokogawa Electric Corp. .........  2,600        16,139
                                            ----------
TOTAL JAPAN......................            1,929,424
                                            ----------
NETHERLANDS -- 2.1%
ASM International NV (a).........  631          11,274
ASML Holding NV..................  2,624        45,741
Gemalto NV (a)...................  758          26,820
Oce NV...........................  1,456        10,226
                                            ----------
TOTAL NETHERLANDS................               94,061
                                            ----------
NORWAY -- 0.4%
Tandberg ASA.....................  1,278        16,882
                                            ----------
SINGAPORE -- 1.4%
Flextronics International, Ltd.
  (a)............................  5,628        39,846
Venture Corp., Ltd. .............  4,000        21,543
                                            ----------
TOTAL SINGAPORE..................               61,389
                                            ----------
SOUTH KOREA -- 11.5%
LG Display Co., Ltd. ADR.........  3,484        44,247
Samsung Electronics Co., Ltd. GDR
  (b)............................  2,081       466,144
                                            ----------
TOTAL SOUTH KOREA................              510,391
                                            ----------
SPAIN -- 1.2%
Amper, SA........................  1,605        11,813
Indra Sistemas, SA...............  1,728        40,729
                                            ----------
TOTAL SPAIN......................               52,542
                                            ----------
SWEDEN -- 3.8%
Telefonaktiebolaget LM Ericsson
  (Class B)......................  18,605      170,768
                                            ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
SWITZERLAND -- 2.1%
Logitech International SA (a)....  1,221    $   27,398
STMicroelectronics NV............  5,520        54,431
Temenos Group AG (a).............  617          11,501
                                            ----------
TOTAL SWITZERLAND................               93,330
                                            ----------
UNITED KINGDOM -- 4.3%
ARM Holdings PLC.................  13,267       22,465
Autonomy Corp. PLC (a)...........  1,542        28,118
Aveva Group PLC..................  753          15,368
Dimension Data Holdings PLC......  22,332       16,320
Diploma PLC......................  6,318        17,174
Logica PLC.......................  13,367       25,732
Misys PLC........................  7,400        16,026
Spectris PLC.....................  1,427        16,902
The Sage Group PLC...............  9,428        32,820
                                            ----------
TOTAL UNITED KINGDOM.............              190,925
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,558,639)..............            4,446,926
                                            ----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $5,558,639)..............            4,446,926
OTHER ASSETS AND
  LIABILITIES -- 0.2%............                7,027
                                            ----------
NET ASSETS -- 100.0%.............           $4,453,953
                                            ==========




(a) Non-income producing security.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 10.5% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES      VALUE
--------------------               ------      -----
COMMON STOCKS -- 99.9%
AUSTRALIA -- 1.2%
Telstra Corp., Ltd. ............   16,298   $   53,738
                                            ----------
AUSTRIA -- 1.1%
Telekom Austria AG..............    2,744       47,755
                                            ----------
BELGIUM -- 1.8%
Belgacom SA.....................    1,185       44,084
Mobistar SA.....................      294       20,543
Telenet Group Holding NV (a)....      854       17,406
                                            ----------
TOTAL BELGIUM...................                82,033
                                            ----------
CANADA -- 6.4%
BCE, Inc. ......................    2,175       75,494
Bell Aliant Regional
  Communications Income Fund....      544       12,787
Rogers Communications, Inc. ....    4,168      138,544
Telus Corp. ....................    1,269       45,126
Telus Corp.  (non -- voting)....      544       19,888
                                            ----------
TOTAL CANADA....................               291,839
                                            ----------
CHINA -- 0.7%
Hutchison Telecommunications
  International, Ltd. (a).......   14,000       15,903
PCCW, Ltd. .....................   40,000       16,486
                                            ----------
TOTAL CHINA.....................                32,389
                                            ----------
FINLAND -- 0.6%
Elisa Oyj.......................    1,450       27,985
                                            ----------
FRANCE -- 6.3%
France Telecom SA...............   10,346      287,744
                                            ----------
GERMANY -- 6.9%
Deutsche Telekom AG.............   20,570      311,185
                                            ----------
ITALY -- 4.0%
Telecom Italia SpA..............   83,946      124,046
Telecom Italia SpA..............   49,715       55,901
                                            ----------
TOTAL ITALY.....................               179,947
                                            ----------
JAPAN -- 12.6%
KDDI Corp. .....................       24      133,151
Nippon Telegraph & Telephone
  Corp. ........................       40      176,706
NTT DoCoMo, Inc. ...............      121      191,362
Softbank Corp. .................    5,800       73,371
                                            ----------
TOTAL JAPAN.....................               574,590
                                            ----------
LUXEMBOURG -- 1.0%
COLT Telecom Group SA (a).......    5,970       10,641
Millicom International Cellular
  SA............................      531       36,464
                                            ----------
TOTAL LUXEMBOURG................                47,105
                                            ----------
NETHERLANDS -- 4.5%
Koninklijke Royal KPN NV........   14,136      202,374
                                            ----------
NEW ZEALAND -- 0.3%
Telecom Corporation of New
  Zealand, Ltd. ................    6,385       11,642
                                            ----------
NORWAY -- 1.6%
Telenor ASA.....................    6,162       74,832
                                            ----------
PORTUGAL -- 1.7%
Portugal Telecom, SGPS, SA......    7,668       76,527
                                            ----------
SINGAPORE -- 2.7%
Singapore Telecommunications,
  Ltd. .........................   49,000      111,387
StarHub, Ltd. ..................    7,000       12,632
                                            ----------
TOTAL SINGAPORE.................               124,019
                                            ----------
SOUTH KOREA -- 2.5%
KT Corp. ADR....................    2,677       44,947
SK Telecom Co., Ltd. ADR........    3,538       66,585
                                            ----------
TOTAL SOUTH KOREA...............               111,532
                                            ----------
SPAIN -- 16.8%
Telefonica SA...................   32,284      761,388
                                            ----------
SWEDEN -- 2.8%
Tele2 AB  (Class B).............    2,608       29,081
TeliaSonera AB..................   17,217       96,545
                                            ----------
TOTAL SWEDEN....................               125,626
                                            ----------
SWITZERLAND -- 1.3%
Swisscom AG.....................      205       60,609
                                            ----------
UNITED KINGDOM -- 23.1%
BT Group PLC....................   61,774      177,386
Cable & Wireless PLC............   21,211       62,571
Inmarsat PLC....................    4,056       34,973
Vodafone Group PLC..............  354,497      775,307
                                            ----------
TOTAL UNITED KINGDOM............             1,050,237
                                            ----------
TOTAL COMMON STOCKS --
  (Cost $5,401,722).............             4,535,096
                                            ----------
SHORT TERM INVESTMENTS -- 0.6%
UNITED STATES -- 0.6%
MONEY MARKET FUND -- 0.6%
STIC Prime Portfolio
  (Cost $28,480)................   28,480       28,480
                                            ----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $5,430,202).............             4,563,576
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.........               (21,838)
                                            ----------
NET ASSETS -- 100.0%............            $4,541,738
                                            ==========




(a) Non-income producing security.
ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------      -----
COMMON STOCKS -- 101.4%
AUSTRALIA -- 2.2%
AGL Energy, Ltd. ................    3,871   $   41,835
APA Group........................   12,379       29,782
Envestra, Ltd. ..................   74,632       38,560
                                             ----------
TOTAL AUSTRALIA..................               110,177
                                             ----------
AUSTRIA -- 0.7%
Oesterreichische
  Elektrizitaetswirtschafts AG...      611       37,033
                                             ----------
CANADA -- 2.2%
ATCO, Ltd. ......................      733       26,612
Fortis, Inc. ....................    1,605       36,291
TransAlta Corp. .................    1,716       46,160
                                             ----------
TOTAL CANADA.....................               109,063
                                             ----------
CHINA -- 5.1%
CLP Holdings, Ltd. ..............   12,000       96,364
Hong Kong & China Gas Co.,
  Ltd. ..........................   35,000       79,157
Hongkong Electric Holdings,
  Ltd. ..........................   13,000       81,204
                                             ----------
TOTAL CHINA......................               256,725
                                             ----------
FINLAND -- 2.0%
Fortum Oyj.......................    2,955       97,874
                                             ----------
FRANCE -- 14.5%
Electricite de France............    1,582      113,186
GDF Suez.........................    9,565      490,395
Sechilienne SA...................      298       16,785
Veolia Environnement.............    2,570      104,201
                                             ----------
TOTAL FRANCE.....................               724,567
                                             ----------
GERMANY -- 19.7%
E.ON AG..........................   13,363      667,849
RWE AG...........................    3,341      316,773
                                             ----------
TOTAL GERMANY....................               984,622
                                             ----------
ITALY -- 7.6%
A2A SpA..........................   13,174       33,235
Enel SpA.........................   28,171      233,070
Hera SpA.........................    7,165       19,555
Snam Rete Gas SpA................    7,669       45,997
Terna -- Rete Elettrica Nationale
  SpA............................   12,442       45,352
                                             ----------
TOTAL ITALY......................               377,209
                                             ----------
JAPAN -- 16.0%
Chubu Electric Power Co., Inc. ..    4,500      105,331
Electric Power Development Co.,
  Ltd. ..........................    1,300       41,511
Hokuriku Electric Power Co. .....    1,500       35,958
Kyushu Electric Power Co.,
  Inc. ..........................    3,300       68,384
Osaka Gas Co., Ltd. .............   16,000       54,557
The Chugoku Electric Power Co.,
  Inc. ..........................    2,300       47,120
The Kansai Electric Power Co.,
  Inc. ..........................    5,100      112,890
The Tokyo Electric Power Co.,
  Inc. ..........................    7,600      185,410
Tohoku Electric Power Co.,
  Inc. ..........................    3,300       70,716
Tokyo Gas Co., Ltd. .............   18,000       74,092
                                             ----------
TOTAL JAPAN......................               795,969
                                             ----------
PORTUGAL -- 1.1%
EDP -- Energias de Portugal SA...   13,590       56,103
                                             ----------
SPAIN -- 13.5%
EDP Renovaveis SA (a)............    3,426       26,901
Enagas...........................    2,081       44,431
Gas Natural SDG SA...............    2,378       87,114
Iberdrola Renovables (a).........    5,892       25,325
Iberdrola SA.....................   33,597      336,951
Red Electrica Corporacion SA.....      886       44,616
Union Fenosa SA..................    4,363      105,655
                                             ----------
TOTAL SPAIN......................               670,993
                                             ----------
UNITED KINGDOM -- 16.8%
British Energy Group PLC.........    6,985       94,623
Centrica PLC.....................   25,330      141,769
Drax Group PLC...................    2,592       34,743
International Power PLC..........   10,584       68,246
National Grid PLC................   16,713      212,701
Pennon Group PLC.................    2,986       31,109
Scottish & Southern Energy PLC...    5,854      148,900
Severn Trent PLC.................    1,877       45,300
United Utilities Group PLC.......    4,734       58,645
                                             ----------
TOTAL UNITED KINGDOM.............               836,036
                                             ----------
TOTAL COMMON STOCKS --
  (Cost $5,943,038)..............             5,056,371
                                             ----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $7,113)..................    7,113        7,113
                                             ----------
TOTAL INVESTMENTS -- 101.5%
  (Cost $5,950,151)..............             5,063,484
OTHER ASSETS &
  LIABILITIES -- (1.5)%..........               (74,246)
                                             ----------
NET ASSETS -- 100.0%.............            $4,989,238
                                             ==========




(a) Non-income producing security.


See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                                      SPDR
                                                                      SPDR             DJ
                                                                       DJ             EURO
                                                                    STOXX 50        STOXX 50
                                                                       ETF            ETF
                                                                  ------------   -------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2).......  $ 76,256,293   $ 224,353,925
  Investments in affiliated issuers, at value (Note 2 and Note
     3).........................................................     1,426,057       5,351,935
                                                                  ------------   -------------
     Total Investments..........................................    77,682,350     229,705,860
  Foreign currency, at value....................................       161,071         370,592
  Margin deposit on futures.....................................            --              --
  Receivable for foreign taxes recoverable......................       172,115         200,888
  Dividends receivable..........................................       208,363         203,089
                                                                  ------------   -------------
       TOTAL ASSETS.............................................    78,223,899     230,480,429
                                                                  ------------   -------------

LIABILITIES
  Cash collateral for securities loaned.........................     1,426,057       5,351,935
  Payable for investments purchased.............................            --              --
  Due to custodian..............................................            --              --
  Distributions payable.........................................       417,906         819,906
  Accrued advisory fee (Note 3).................................        68,529         226,694
  Accrued trustees fees (Note 3)................................           718           2,336
                                                                  ------------   -------------
       TOTAL LIABILITIES........................................     1,913,210       6,400,871
                                                                  ------------   -------------
       NET ASSETS...............................................  $ 76,310,689   $ 224,079,558
                                                                  ============   =============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)......................................  $108,634,899   $ 332,472,063
  Undistributed (distributions in excess of) net investment
     income.....................................................       462,794        (231,736)
  Accumulated net realized gain (loss) on investments, foreign
     currency transactions and futures..........................    (6,012,363)     (7,841,815)
  Net unrealized appreciation (depreciation) on:
     Investments................................................   (26,757,128)   (100,287,482)
     Foreign currency related transactions......................       (17,513)        (31,472)
     Futures....................................................            --              --
                                                                  ------------   -------------
       NET ASSETS...............................................  $ 76,310,689   $ 224,079,558
                                                                  ============   =============
NET ASSET VALUE PER SHARE
  Net asset value per share.....................................  $      36.33   $       41.88
                                                                  ============   =============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).....................................................     2,100,274       5,350,702
                                                                  ============   =============
COST OF INVESTMENTS:
  Unaffiliated issuers..........................................   103,013,421     324,641,407
  Affiliated issuers (Note 3)...................................     1,426,057       5,351,935
                                                                  ------------   -------------
  Total cost of investments.....................................  $104,439,478   $ 329,993,342
                                                                  ============   =============
  Foreign currency, at cost.....................................  $    167,394   $     384,383
                                                                  ============   =============



* Includes $1,352,105, $5,101,712, $7,162,960, $4,090,691, $3,036,374,
  $16,460,272, $3,638,916, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


        SPDR S&P          SPDR          SPDR S&P          SPDR          SPDR S&P
        EMERGING           S&P          EMERGING           S&P          EMERGING
      ASIA PACIFIC        CHINA          MARKETS         BRIC 40         EUROPE
           ETF             ETF             ETF             ETF             ETF
      ------------    ------------    ------------    ------------    ------------

      $162,167,203    $121,933,533    $ 35,100,902    $188,013,874    $ 80,713,271
         6,821,576       3,900,607       2,859,970      14,901,275       3,774,091
      ------------    ------------    ------------    ------------    ------------
       168,988,779     125,834,140      37,960,872     202,915,149      84,487,362
         1,561,166       1,130,761       1,045,436         510,303         446,127
            62,017              --         139,158              --              --
             2,482              --           1,189              --          17,651
           275,486         253,606          77,738         478,317         167,783
      ------------    ------------    ------------    ------------    ------------
       170,889,930     127,218,507      39,224,393     203,903,769      85,118,923
      ------------    ------------    ------------    ------------    ------------


         6,821,576       3,900,607       2,859,970      14,901,275       3,774,091
            97,893              --              --              --              --
                --              --              --             269              --
                --              --              --              --              --
           190,029         209,427          64,882         266,919         155,047
               594             889             264           1,494             470
      ------------    ------------    ------------    ------------    ------------
         7,110,092       4,110,923       2,925,116      15,169,957       3,929,608
      ------------    ------------    ------------    ------------    ------------
      $163,779,838    $123,107,584    $ 36,299,277    $188,733,812    $ 81,189,315
      ============    ============    ============    ============    ============

      $214,865,344    $189,181,081    $ 49,668,140    $288,878,561    $124,823,610
         1,517,942       1,518,048         757,546       3,099,496         591,542

        (1,959,944)     (2,685,377)     (1,603,377)     (4,610,513)     (1,704,852)

       (50,638,342)    (64,906,489)    (12,325,511)    (98,634,063)    (42,465,425)
            (5,162)            321         (55,976)            331         (55,560)
                --              --        (141,545)             --              --
      ------------    ------------    ------------    ------------    ------------
      $163,779,838    $123,107,584    $ 36,299,277    $188,733,812    $ 81,189,315
      ============    ============    ============    ============    ============

      $      54.59    $      51.29    $      51.86    $      20.29    $      42.73
      ============    ============    ============    ============    ============
         3,000,000       2,400,000         700,000       9,300,000       1,900,000
      ============    ============    ============    ============    ============

      $212,805,545    $186,840,022    $ 47,426,413    $286,647,937    $123,178,696
         6,821,576       3,900,607       2,859,970      14,901,275       3,774,091
      ------------    ------------    ------------    ------------    ------------
      $219,627,121    $190,740,629    $ 50,286,383    $301,549,212    $126,952,787
      ============    ============    ============    ============    ============
      $  1,563,916    $  1,130,238    $  1,099,910    $    509,734    $    497,872
      ============    ============    ============    ============    ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                                   SPDR S&P
                                                                   SPDR S&P        EMERGING
                                                                   EMERGING     MIDDLE EAST &
                                                                LATIN AMERICA       AFRICA
                                                                     ETF             ETF
                                                                -------------   -------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2).....   $ 74,084,722    $150,318,995
  Investments in affiliated issuers, at value (Note 2 and Note
     3).......................................................      8,828,249       1,202,100
                                                                 ------------    ------------
     Total Investments........................................     82,912,971     151,521,095
  Foreign currency, at value..................................        127,405       2,318,365
  Cash........................................................             --              --
  Margin deposit on futures...................................             --              --
  Receivable for investments sold.............................             --              --
  Receivable for fund shares sold in-kind.....................             --              --
  Receivable for foreign taxes recoverable....................             --              --
  Dividends receivable........................................        154,832         150,151
                                                                 ------------    ------------
       TOTAL ASSETS...........................................     83,195,208     153,989,611
                                                                 ------------    ------------

LIABILITIES
  Cash collateral for securities loaned.......................      8,828,249       1,202,100
  Payable for investments purchased...........................             --              --
  Due to custodian............................................             --              --
  Distributions payable.......................................             --              --
  Accrued advisory fee (Note 3)...............................        164,775         249,293
  Accrued trustees fees (Note 3)..............................            482             660
                                                                 ------------    ------------
       TOTAL LIABILITIES......................................      8,993,506       1,452,053
                                                                 ------------    ------------
       NET ASSETS.............................................   $ 74,201,702    $152,537,558
                                                                 ============    ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)....................................   $102,260,330    $189,703,371
  Undistributed (distributions in excess of) net investment
     income...................................................      1,048,493       4,024,422
  Accumulated net realized gain (loss) on investments, foreign
     currency transactions and futures........................     (2,317,531)       (503,486)
  Net unrealized appreciation (depreciation) on:
     Investments..............................................    (26,781,450)    (40,607,502)
     Foreign currency related transactions....................         (8,140)        (79,247)
     Futures..................................................             --              --
                                                                 ------------    ------------
       NET ASSETS.............................................   $ 74,201,702    $152,537,558
                                                                 ============    ============
NET ASSET VALUE PER SHARE
  Net asset value per share...................................   $      61.83    $      54.48
                                                                 ============    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)...................................................      1,200,000       2,800,000
                                                                 ============    ============
COST OF INVESTMENTS:
  Unaffiliated issuers........................................   $100,866,172    $190,926,497
  Affiliated issuers (Note 3).................................      8,828,249       1,202,100
                                                                 ------------    ------------
  Total cost of investments...................................   $109,694,421    $192,128,597
                                                                 ============    ============
  Foreign currency, at cost...................................   $    133,337    $  2,391,552
                                                                 ============    ============



* Includes $9,543,265, $1,226,477, $2,036,472, $45,241,243, $4,284,975,
  $448,619, $19,817, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



          SPDR          SPDR S&P         SPDR S&P         SPDR S&P          SPDR S&P
          S&P        INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    EMERGING MARKETS
      WORLD EX-US      SMALL CAP         DIVIDEND         MID CAP           SMALL CAP
          ETF             ETF              ETF              ETF                ETF
      -----------    -------------    -------------    -------------    ----------------

      $27,797,139    $ 326,486,204     $43,964,279      $ 4,885,891        $ 8,625,187
        2,150,629       48,309,606       4,529,771          479,486             20,014
      -----------    -------------     -----------      -----------        -----------
       29,947,768      374,795,810      48,494,050        5,365,377          8,645,201
           98,864        4,788,130         120,798           50,673          1,043,762
               --               --          11,329               20                 --
               --               --              --               --             67,998
               --       44,642,893          21,326        1,048,431                 --
               --          402,708              --               --          2,100,938
           13,067           46,744           7,034              832                 67
           83,148        1,641,256         212,795           19,453              7,850
      -----------    -------------     -----------      -----------        -----------
       30,142,847      426,317,541      48,867,332        6,484,786         11,865,816
      -----------    -------------     -----------      -----------        -----------


        2,150,629       48,309,606       4,529,771          479,486             20,014
               --       45,608,123              --          790,782          1,901,291
               --               --              --               --            130,470
               --               --         923,220               --                 --
           19,185          508,507          45,429            6,823              7,189
               95            1,499             153               35                 24
      -----------    -------------     -----------      -----------        -----------
        2,169,909       94,427,735       5,498,573        1,277,126          2,058,988
      -----------    -------------     -----------      -----------        -----------
      $27,972,938    $ 331,889,806     $43,368,759      $ 5,207,660        $ 9,806,828
      ===========    =============     ===========      ===========        ===========

      $34,867,734    $ 462,846,863     $59,806,635      $ 7,092,400        $12,004,964
          542,254        5,289,106        (645,245)          63,173             48,547

          (12,762)     (12,137,901)     (5,797,702)        (401,566)           (52,096)

       (7,418,241)    (123,912,745)     (9,982,790)      (1,540,800)        (2,177,487)
           (6,047)        (195,517)        (12,139)          (5,547)            (7,020)
               --               --              --               --            (10,080)
      -----------    -------------     -----------      -----------        -----------
      $27,972,938    $ 331,889,806     $43,368,759      $ 5,207,660        $ 9,806,828
      ===========    =============     ===========      ===========        ===========

      $     23.31    $       23.71     $     48.17      $     26.04        $     32.69
      ===========    =============     ===========      ===========        ===========
        1,200,000       14,000,000         900,380          200,000            300,000
      ===========    =============     ===========      ===========        ===========

      $35,215,380    $ 450,398,949     $53,947,069      $ 6,426,691        $10,802,674
        2,150,629       48,309,606       4,529,771          479,486             20,014
      -----------    -------------     -----------      -----------        -----------
      $37,366,009    $ 498,708,555     $58,476,840      $ 6,906,177        $10,822,688
      ===========    =============     ===========      ===========        ===========
      $   102,647    $   4,843,465     $   124,663      $    56,035        $ 1,050,941
      ===========    =============     ===========      ===========        ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                    SPDR DJ         SPDR DJ
                                                                    WILSHIRE       WILSHIRE
                                                                     GLOBAL      INTERNATIONAL
                                                                  REAL ESTATE     REAL ESTATE
                                                                      ETF             ETF
                                                                  -----------   --------------
ASSETS
  Investments in unaffiliated issuers, at value* (Note 2).......  $15,849,604   $  818,757,885
  Investments in affiliated issuers, at value (Note 2 and Note
     3).........................................................      499,627      122,547,301
                                                                  -----------   --------------
     Total Investments..........................................   16,349,231      941,305,186
  Foreign currency, at value....................................       26,632          496,264
  Cash..........................................................           --               --
  Receivable for Fund shares sold in-kind.......................          459               --
  Receivable for foreign taxes recoverable......................          601          358,388
  Dividends receivable..........................................       44,969        3,076,882
                                                                  -----------   --------------
       TOTAL ASSETS.............................................   16,421,892      945,236,720
                                                                  -----------   --------------

LIABILITIES
  Cash collateral for securities loaned.........................      499,627      122,547,301
  Payable for investments purchased.............................       38,627               --
  Due to custodian..............................................          584               --
  Due to sub-custodian..........................................           --          257,189
  Distributions payable.........................................      139,246        9,927,881
  Accrued advisory fee (Note 3).................................       12,481        1,380,874
  Accrued trustees fees (Note 3)................................           41            5,419
                                                                  -----------   --------------
       TOTAL LIABILITIES........................................      690,606      134,118,664
                                                                  -----------   --------------
       NET ASSETS...............................................  $15,731,286   $  811,118,056
                                                                  ===========   ==============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)......................................  $17,618,342   $1,337,988,178
  Undistributed (distributions in excess of) net investment
     income.....................................................      (27,991)      (2,892,727)
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions..............................     (109,893)     (45,968,996)
  Net unrealized appreciation (depreciation) on:
     Investments................................................   (1,749,167)    (477,956,099)
     Foreign currency related transactions......................           (5)         (52,300)
                                                                  -----------   --------------
       NET ASSETS...............................................  $15,731,286   $  811,118,056
                                                                  ===========   ==============
NET ASSET VALUE PER SHARE
  Net asset value per share.....................................  $     39.33   $        37.86
                                                                  ===========   ==============
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).....................................................      400,000       21,422,322
                                                                  ===========   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers..........................................  $17,598,771   $1,296,713,984
  Affiliated issuers (Note 3)...................................      499,627      122,547,301
                                                                  -----------   --------------
  Total cost of investments.....................................  $18,098,398   $1,419,261,285
                                                                  ===========   ==============
  Foreign currency, at cost.....................................  $    27,683   $      243,574
                                                                  ===========   ==============



* Includes $464,021, $113,916,624, $14,948,485, $27,109,607, $5,184,568,
$19,470,660, $0, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


             SPDR                                                     SPDR                SPDR S&P
        FTSE/MACQUARIE           SPDR              SPDR         RUSSELL/NORMURA         INTERNATIONAL
            GLOBAL            MSCI ACWI      RUSSELL/NORMURA       SMALL CAP       CONSUMER DISCRETIONARY
      INFRASTRUCTURE 100        EX-US          PRIME JAPAN           JAPAN                 SECTOR
              ETF                ETF               ETF                ETF                    ETF
      ------------------    -------------    ---------------    ---------------    ----------------------
         $ 79,671,474       $ 256,203,051      $23,578,674        $ 76,445,288           $4,462,114
           15,292,308          28,071,322        5,538,108          20,878,980                   --
         ------------       -------------      -----------        ------------           ----------
           94,963,782         284,274,373       29,116,782          97,324,268            4,462,114
              210,074           1,754,931           41,578             155,424                7,178
                   --               3,832               --                  --                   --
                   --                  --               --                  --                   --
               15,944             121,758               --                  --                   56
              182,627             868,896          199,878             577,848               16,988
         ------------       -------------      -----------        ------------           ----------
           95,372,427         287,023,790       29,358,238          98,057,540            4,486,336
         ------------       -------------      -----------        ------------           ----------


           15,292,308          28,071,322        5,538,108          20,878,980                   --
                3,841              55,600               --                  --                   --
                   --                  --               --                  --                   --
                   --                  --               --                  --                   --
                   --                  --               --                  --                6,448
              131,980             256,665           33,717             120,776                5,255
                  407               1,383              358                 514                   28
         ------------       -------------      -----------        ------------           ----------
           15,428,536          28,384,970        5,572,183          21,000,270               11,731
         ------------       -------------      -----------        ------------           ----------
         $ 79,943,891       $ 258,638,820      $23,786,055        $ 77,057,270           $4,474,605
         ============       =============      ===========        ============           ==========

         $ 96,774,646       $ 359,474,740      $31,123,455        $109,687,434           $5,108,000
            2,007,866           4,311,569          410,654           1,209,725               17,373
             (497,669)         (2,156,223)        (374,694)         (2,518,390)                 370

          (18,335,155)       (102,903,366)      (7,374,625)        (31,323,817)            (651,063)
               (5,797)            (87,900)           1,265               2,318                  (75)
         ------------       -------------      -----------        ------------           ----------
         $ 79,943,891       $ 258,638,820      $23,786,055        $ 77,057,270           $4,474,605
         ============       =============      ===========        ============           ==========

         $      47.03       $       29.39      $     39.64        $      35.84           $    22.37
         ============       =============      ===========        ============           ==========
            1,700,000           8,800,000          600,000           2,150,025              200,000
         ============       =============      ===========        ============           ==========

         $ 98,006,629       $ 359,106,417      $30,953,299        $107,769,105           $5,113,177
           15,292,308          28,071,322        5,538,108          20,878,980                   --
         ------------       -------------      -----------        ------------           ----------
         $113,298,937       $ 387,177,739      $36,491,407        $128,648,085           $5,113,177
         ============       =============      ===========        ============           ==========
         $    214,194       $   1,817,123      $    40,922        $    156,302           $    7,155
         ============       =============      ===========        ============           ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                   SPDR S&P          SPDR S&P
                                                                 INTERNATIONAL    INTERNATIONAL
                                                               CONSUMER STAPLES       ENERGY
                                                                    SECTOR            SECTOR
                                                                      ETF              ETF
                                                               ----------------   -------------
ASSETS
  Investments in securities, at value (Note 2)...............     $5,149,945       $ 4,966,370
  Foreign currency, at value.................................         12,830            71,863
  Cash.......................................................             --                --
  Receivable for investments sold............................             --                --
  Receivable for foreign taxes recoverable...................            222             1,021
  Dividends receivable.......................................         24,067             7,772
                                                                  ----------       -----------
       TOTAL ASSETS..........................................      5,187,064         5,047,026
                                                                  ----------       -----------

LIABILITIES
  Due to custodian...........................................             --                --
  Distributions payable......................................         21,072            27,210
  Accrued advisory fee (Note 3)..............................          5,749             6,080
  Accrued trustees fees (Note 3).............................             30                33
                                                                  ----------       -----------
       TOTAL LIABILITIES.....................................         26,851            33,323
                                                                  ----------       -----------
       NET ASSETS............................................     $5,160,213       $ 5,013,703
                                                                  ==========       ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)...................................     $5,494,000       $ 6,323,333
  Undistributed (distributions in excess of) net investment
     income..................................................          4,105             4,483
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions...........................          1,901            (4,624)
  Net unrealized appreciation (depreciation) on:
     Investments.............................................       (338,637)       (1,312,211)
     Foreign currency related transactions...................         (1,156)            2,722
                                                                  ----------       -----------
       NET ASSETS............................................     $5,160,213       $ 5,013,703
                                                                  ==========       ===========
NET ASSET VALUE PER SHARE
  Net asset value per share..................................     $    25.80       $     25.07
                                                                  ==========       ===========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value)..................................................        200,000           200,000
                                                                  ==========       ===========
COST OF INVESTMENTS:
  Investments in securities, at cost.........................     $5,488,582       $ 6,278,581
                                                                  ==========       ===========
  Foreign currency, at cost..................................     $   13,090       $    68,885
                                                                  ==========       ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


         SPDR S&P         SPDR S&P         SPDR S&P         SPDR S&P         SPDR S&P
      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
        FINANCIAL       HEALTH CARE       INDUSTRIAL       MATERIALS        TECHNOLOGY
          SECTOR           SECTOR           SECTOR           SECTOR           SECTOR
           ETF              ETF              ETF              ETF              ETF
      -------------    -------------    -------------    -------------    -------------

        $4,294,873       $5,608,400      $ 4,371,063      $ 4,296,499      $ 4,446,926
            12,632           61,622           41,892           16,983            1,663
                --               --               --               --               --
                --               --               --               --               --
                81               --              140              210               --
            11,136           22,046           14,638           14,741           15,621
        ----------       ----------      -----------      -----------      -----------
         4,318,722        5,692,068        4,427,733        4,328,433        4,464,210
        ----------       ----------      -----------      -----------      -----------


                --               --               --               --            4,639
            18,330            9,902            9,075           14,130               --
             5,070            6,389            5,461            5,763            5,588
                27               33               29               30               30
        ----------       ----------      -----------      -----------      -----------
            23,427           16,324           14,565           19,923           10,257
        ----------       ----------      -----------      -----------      -----------
        $4,295,295       $5,675,744      $ 4,413,168      $ 4,308,510      $ 4,453,953
        ==========       ==========      ===========      ===========      ===========

        $4,903,333       $6,246,000      $ 5,493,334      $ 6,304,667      $ 5,554,000
             2,125           11,712            8,057            8,541           11,724
                --          (69,918)          (4,318)         (21,135)              --

          (609,366)        (508,552)      (1,083,540)      (1,982,730)      (1,111,713)
              (797)          (3,498)            (365)            (833)             (58)
        ----------       ----------      -----------      -----------      -----------
        $4,295,295       $5,675,744      $ 4,413,168      $ 4,308,510      $ 4,453,953
        ==========       ==========      ===========      ===========      ===========

        $    21.48       $    28.38      $     22.07      $     21.54      $     22.27
        ==========       ==========      ===========      ===========      ===========
           200,000          200,000          200,000          200,000          200,000
        ==========       ==========      ===========      ===========      ===========
        $4,904,239       $6,116,952      $ 5,454,603      $ 6,279,229      $ 5,558,639
        ==========       ==========      ===========      ===========      ===========
        $   13,000       $   64,296      $    42,209      $    17,677      $     1,678
        ==========       ==========      ===========      ===========      ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


                                                                   SPDR S&P           SPDR S&P
                                                                 INTERNATIONAL     INTERNATIONAL
                                                              TELECOMMUNICATIONS     UTILITIES
                                                                    SECTOR             SECTOR
                                                                      ETF               ETF
                                                              ------------------   -------------
ASSETS
  Investments in securities, at value (Note 2)..............      $4,563,576         $5,063,484
  Foreign currency, at value................................           2,540              6,790
  Dividends receivable......................................           8,087             12,154
                                                                  ----------         ----------
       TOTAL ASSETS.........................................       4,574,203          5,082,428
                                                                  ----------         ----------

LIABILITIES
  Distributions payable.....................................          27,198             87,344
  Accrued advisory fee (Note 3).............................           5,239              5,815
  Accrued trustees fees (Note 3)............................              28                 31
                                                                  ----------         ----------
       TOTAL LIABILITIES....................................          32,465             93,190
                                                                  ----------         ----------
       NET ASSETS...........................................      $4,541,738         $4,989,238
                                                                  ==========         ==========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................      $5,403,333         $5,894,000
  Undistributed (distributions in excess of) net investment
     income.................................................           5,128            (12,774)
  Accumulated net realized gain (loss) on investments and
     foreign currency transactions..........................              --             (5,147)
  Net unrealized appreciation (depreciation) on:
     Investments............................................        (866,626)          (886,667)
     Foreign currency related transactions..................             (97)              (174)
                                                                  ----------         ----------
       NET ASSETS...........................................      $4,541,738         $4,989,238
                                                                  ==========         ==========
NET ASSET VALUE PER SHARE
  Net asset value per share.................................      $    22.71         $    24.95
                                                                  ==========         ==========
  Shares outstanding (unlimited amount authorized, $0.01 par
     value).................................................         200,000            200,000
                                                                  ==========         ==========
COST OF INVESTMENTS:
  Investments in securities, at cost........................      $5,430,202         $5,950,151
                                                                  ==========         ==========
  Foreign currency, at cost.................................      $    2,646         $    6,836
                                                                  ==========         ==========






See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008
--------------------------------------------------------------------------------


                                                                      SPDR            SPDR
                                                                       DJ           DJ EURO
                                                                    STOXX 50        STOXX 50
                                                                       ETF            ETF
                                                                  ------------   -------------
INVESTMENT INCOME
  Dividends (Note 2)............................................  $  5,214,672   $  18,403,546
  Interest (Note 2).............................................           837           1,682
  Unaffiliated securities lending -- net (Note 8)...............        17,143          87,050
  Affiliated securities lending -- net (Note 3 and Note 8)......        79,828         670,551
  Foreign taxes withheld........................................      (497,369)     (2,759,398)
                                                                  ------------   -------------
  TOTAL INVESTMENT INCOME.......................................     4,815,111      16,403,431
                                                                  ------------   -------------
EXPENSES
  Advisory fee (Note 3).........................................       382,789       1,243,513
  Trustee fees and expenses (Note 3)............................         4,520          13,593
  Miscellaneous expenses........................................            --             400
                                                                  ------------   -------------
  TOTAL EXPENSES BEFORE WAIVERS.................................       387,309       1,257,506
  Expenses waived by Adviser (Note 3)...........................            --              --
                                                                  ------------   -------------
  NET EXPENSES..................................................       387,309       1,257,506
                                                                  ------------   -------------
  NET INVESTMENT INCOME (LOSS)..................................     4,427,802      15,145,925
                                                                  ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions..............    (1,084,614)     26,417,244
     Futures....................................................            --              --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions..............   (43,646,718)   (166,078,657)
     Futures....................................................            --              --
                                                                  ------------   -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS AND FUTURES..................   (44,731,332)   (139,661,413)
                                                                  ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS....................................................  $(40,303,530)  $(124,515,488)
                                                                  ============   =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                                                      SPDR S&P
        SPDR S&P          SPDR         SPDR S&P          SPDR         SPDR S&P        SPDR S&P        EMERGING
        EMERGING          S&P          EMERGING          S&P          EMERGING        EMERGING     MIDDLE EAST &
      ASIA PACIFIC       CHINA          MARKETS        BRIC 40         EUROPE      LATIN AMERICA       AFRICA
           ETF            ETF             ETF            ETF             ETF            ETF             ETF
      ------------   -------------   ------------   -------------   ------------   -------------   -------------

      $  3,688,726   $   3,159,113   $  1,346,992   $   5,304,856   $  1,541,496    $  2,378,552    $  5,735,967
            15,754             424         10,784             126             --              --           2,311
                --              --             --              --             --              --              --
            18,875          21,652         14,854          70,830         28,584          72,682           9,868
          (488,534)        (21,271)      (124,145)       (325,872)      (206,664)       (179,428)       (210,950)
      ------------   -------------   ------------   -------------   ------------    ------------    ------------
         3,234,821       3,159,918      1,248,485       5,049,940      1,363,416       2,271,806       5,537,196
      ------------   -------------   ------------   -------------   ------------    ------------    ------------

           664,093         969,669        287,408       1,376,407        514,676         526,256         730,350
             3,171           5,503          1,500           8,066          2,250           2,209           2,765
             1,909              --            778              --          6,855           9,705           1,467
      ------------   -------------   ------------   -------------   ------------    ------------    ------------
           669,173         975,172        289,686       1,384,473        523,781         538,170         734,582
                --              --             --        (277,682)            --              --              --
      ------------   -------------   ------------   -------------   ------------    ------------    ------------
           669,173         975,172        289,686       1,106,791        523,781         538,170         734,582
      ------------   -------------   ------------   -------------   ------------    ------------    ------------
         2,565,648       2,184,746        958,799       3,943,149        839,635       1,733,636       4,802,614
      ------------   -------------   ------------   -------------   ------------    ------------    ------------


         2,536,218      (4,435,411)     2,894,406      (8,467,660)    (1,681,698)      2,142,603        (455,703)
          (969,626)             --       (835,993)             --             --              --              --

       (62,719,439)   (100,336,806)   (19,906,653)   (116,559,216)   (46,455,065)    (35,725,029)    (42,767,321)
                --              --       (203,297)             --             --              --              --
      ------------   -------------   ------------   -------------   ------------    ------------    ------------

       (61,152,847)   (104,772,217)   (18,051,537)   (125,026,876)   (48,136,763)    (33,582,426)    (43,223,024)
      ------------   -------------   ------------   -------------   ------------    ------------    ------------
      $(58,587,199)  $(102,587,471)  $(17,092,738)  $(121,083,727)  $(47,297,128)   $(31,848,790)   $(38,420,410)
      ============   =============   ============   =============   ============    ============    ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2008
--------------------------------------------------------------------------------


                                                                      SPDR         SPDR S&P
                                                                      S&P       INTERNATIONAL
                                                                  WORLD EX-US     SMALL CAP
                                                                      ETF            ETF
                                                                  -----------   -------------
INVESTMENT INCOME
  Dividends (Note 2)............................................  $   712,129   $   8,639,502
  Interest (Note 2).............................................          180           7,592
  Affiliated securities lending -- net (Note 3 and Note 8)......       17,905         384,458
  Foreign taxes withheld........................................      (64,997)       (660,372)
                                                                  -----------   -------------
  TOTAL INVESTMENT INCOME.......................................      665,217       8,371,180
                                                                  -----------   -------------
EXPENSES
  Advisory fee (Note 3).........................................       61,084       1,658,413
  Trustee fees and expenses (Note 3)............................          475           6,915
  Miscellaneous expenses........................................          685           2,015
                                                                  -----------   -------------
  TOTAL EXPENSES................................................       62,244       1,667,343
                                                                  -----------   -------------
  NET INVESTMENT INCOME (LOSS)..................................      602,973       6,703,837
                                                                  -----------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions..............       15,226      (7,266,699)
     Futures....................................................           --              --
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions..............   (7,844,493)   (125,441,700)
     Futures....................................................           --              --
                                                                  -----------   -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS AND FUTURES..................   (7,829,267)   (132,708,399)
                                                                  -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS....................................................  $(7,226,294)  $(126,004,562)
                                                                  ===========   =============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                           SPDR DJ        SPDR DJ             SPDR
         SPDR S&P        SPDR S&P         SPDR S&P         WILSHIRE       WILSHIRE       FTSE/MACQUARIE         SPDR
      INTERNATIONAL   INTERNATIONAL   EMERGING MARKETS      GLOBAL     INTERNATIONAL         GLOBAL          MSCI ACWI
         DIVIDEND        MID CAP          SMALL CAP      REAL ESTATE    REAL ESTATE    INFASTRUCTURE 100       EX-US
          ETF(1)          ETF(2)           ETF(3)           ETF(2)          ETF               ETF               ETF
      -------------   -------------   ----------------   -----------   -------------   -----------------   -------------

       $  1,875,141    $    74,280       $    90,868     $   152,204   $  44,732,895      $  3,214,041     $   9,200,721
                522             --               471              --          11,318             1,418             4,240
             27,017            442                39             241         710,437            83,121           215,441
           (184,561)        (6,199)          (16,679)         (8,186)     (5,046,966)         (200,554)         (815,860)
       ------------    -----------       -----------     -----------   -------------      ------------     -------------
          1,718,119         68,523            74,699         144,259      40,407,684         3,098,026         8,604,542
       ------------    -----------       -----------     -----------   -------------      ------------     -------------

             83,241         11,459            11,555          16,018       5,924,236           447,751           876,487
                473             91                64              90          31,214             2,029             6,854
              4,535             --             2,000              --           9,527                --               332
       ------------    -----------       -----------     -----------   -------------      ------------     -------------
             88,249         11,550            13,619          16,108       5,964,977           449,780           883,673
       ------------    -----------       -----------     -----------   -------------      ------------     -------------
          1,629,870         56,973            61,080         128,151      34,442,707         2,648,246         7,720,869
       ------------    -----------       -----------     -----------   -------------      ------------     -------------


         (5,802,467)      (395,366)          (39,067)       (110,381)    (47,506,451)         (315,720)        1,181,987
                 --             --           (25,562)             --              --                --                --

         (9,994,929)    (1,546,347)       (2,184,507)     (1,749,172)   (459,696,978)      (21,035,048)     (113,298,549)
                 --             --           (10,080)             --              --                --                --
       ------------    -----------       -----------     -----------   -------------      ------------     -------------

        (15,797,396)    (1,941,713)       (2,259,216)     (1,859,553)   (507,203,429)      (21,350,768)     (112,116,562)
       ------------    -----------       -----------     -----------   -------------      ------------     -------------
       $(14,167,526)   $(1,884,740)      $(2,198,136)    $(1,731,402)  $(472,760,722)     $(18,702,522)    $(104,395,693)
       ============    ===========       ===========     ===========   =============      ============     =============


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2008
--------------------------------------------------------------------------------


                                                                                           SPDR S&P
                                                                                        INTERNATIONAL
                                                          SPDR            SPDR S&P         CONSUMER
                                                    RUSSELL/NORMURA    RUSSELL/NOMURA   DISCRETIONARY
                                                      PRIME JAPAN     SMALL CAP JAPAN       SECTOR
                                                          ETF               ETF             ETF(4)
                                                    ---------------   ---------------   -------------
INVESTMENT INCOME
  Dividends (Note 2)..............................    $    709,237      $  1,669,836      $  27,186
  Interest (Note 2)...............................              --                --             --
  Affiliated securities lending -- net (Note 3 and
     Note 8)......................................          13,283           153,862             --
  Foreign taxes withheld..........................         (49,362)         (116,144)        (1,582)
                                                      ------------      ------------      ---------
  TOTAL INVESTMENT INCOME.........................         673,158         1,707,554         25,604
                                                      ------------      ------------      ---------
EXPENSES
  Advisory fee (Note 3)...........................         327,241           523,593          5,255
  Trustee fees and expenses (Note 3)..............           2,677             3,111             28
  Miscellaneous expenses..........................              97                --            302
                                                      ------------      ------------      ---------
  TOTAL EXPENSES..................................         330,015           526,704          5,585
                                                      ------------      ------------      ---------
  NET INVESTMENT INCOME (LOSS)....................         343,143         1,180,850         20,019
                                                      ------------      ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency
       transactions...............................       3,600,579        (5,006,498)         4,172
  Net change in unrealized appreciation
     (depreciation) on:
     Investments and foreign currency
       transactions...............................     (13,864,853)      (22,438,534)      (651,138)
                                                      ------------      ------------      ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS.................................     (10,264,274)      (27,445,032)      (646,966)
                                                      ------------      ------------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $ (9,921,131)     $(26,264,182)     $(626,947)
                                                      ============      ============      =========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------



          SPDR S&P          SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P
        INTERNATIONAL    INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL
      CONSUMER STAPLES       ENERGY        FINANCIAL      HEALTH CARE      INDUSTRIAL      MATERIALS       TECHNOLOGY
           SECTOR            SECTOR          SECTOR          SECTOR          SECTOR          SECTOR          SECTOR
           ETF(4)            ETF(4)          ETF(4)          ETF(4)          ETF(4)          ETF(4)          ETF(4)
      ----------------   -------------   -------------   -------------   -------------   -------------   -------------

          $  32,068       $    47,527      $  28,080       $  29,144      $    24,076     $    29,989     $    18,528
                 --                --             --              --               --              52              --
                 --                --             --              --               --              --              --
               (916)           (4,033)        (2,166)         (1,073)          (1,471)         (1,016)         (1,140)
          ---------       -----------      ---------       ---------      -----------     -----------     -----------
             31,152            43,494         25,914          28,071           22,605          29,025          17,388
          ---------       -----------      ---------       ---------      -----------     -----------     -----------

              5,748             6,080          5,071           6,389            5,461           5,763           5,588
                 31                33             27              34               29              31              30
                 75                --             --              --               --              --              --
          ---------       -----------      ---------       ---------      -----------     -----------     -----------
              5,854             6,113          5,098           6,423            5,490           5,794           5,618
          ---------       -----------      ---------       ---------      -----------     -----------     -----------
             25,298            37,381         20,816          21,648           17,115          23,231          11,770
          ---------       -----------      ---------       ---------      -----------     -----------     -----------



              1,780           (10,312)          (361)        (69,952)          (4,301)        (21,694)            (46)

           (339,793)       (1,309,489)      (610,163)       (512,050)      (1,083,905)     (1,983,564)     (1,111,771)
          ---------       -----------      ---------       ---------      -----------     -----------     -----------


           (338,013)       (1,319,801)      (610,524)       (582,002)      (1,088,206)     (2,005,258)     (1,111,817)
          ---------       -----------      ---------       ---------      -----------     -----------     -----------

          $(312,715)      $(1,282,420)     $(589,708)      $(560,354)     $(1,071,091)    $(1,982,027)    $(1,100,047)
          =========       ===========      =========       =========      ===========     ===========     ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED SEPTEMBER 30, 2008
--------------------------------------------------------------------------------


                                                                   SPDR S&P           SPDR S&P
                                                                 INTERNATIONAL     INTERNATIONAL
                                                              TELECOMMUNICATIONS     UTILITIES
                                                                    SECTOR             SECTOR
                                                                    ETF(4)             ETF(4)
                                                              ------------------   -------------
INVESTMENT INCOME
  Dividends (Note 2)........................................       $  41,080         $  82,840
  Foreign taxes withheld....................................          (2,788)             (795)
                                                                   ---------         ---------
  TOTAL INVESTMENT INCOME...................................          38,292            82,045
                                                                   ---------         ---------
EXPENSES
  Advisory fee (Note 3).....................................           5,240             5,815
  Trustee fees and expenses (Note 3)........................              28                31
                                                                   ---------         ---------
  TOTAL EXPENSES............................................           5,268             5,846
                                                                   ---------         ---------
  NET INVESTMENT INCOME (LOSS)..............................          33,024            76,199
                                                                   ---------         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments and foreign currency transactions..........            (697)           (6,776)
  Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions..........        (866,723)         (886,841)
                                                                   ---------         ---------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       AND FOREIGN CURRENCY TRANSACTIONS....................        (867,420)         (893,617)
                                                                   ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $(834,396)        $(817,418)
                                                                   =========         =========




(1) For the period February 12, 2008 (commencement of operations) to September 30, 2008.
(2) For the period May 7, 2008 (commencement of operations) to September 30,
    2008.
(3) For the period May 12, 2008 (commencement of operations) to September 30, 2008.
(4) For the period July 16, 2008 (commencement of operations) to September 30, 2008.



See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                             SPDR DJ
                                                                          STOXX 50 ETF
                                                                  ----------------------------

                                                                     FOR THE         FOR THE
                                                                    YEAR ENDED     YEAR ENDED
                                                                    9/30/2008       9/30/2007
                                                                  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.........................................  $  4,427,802    $  4,251,793
  Net realized gain (loss) on investments, foreign currency
     transactions and futures...................................     (1,084,614)    16,740,607
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures.....    (43,646,718)     6,510,669
                                                                  -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.................................................    (40,303,530)    27,503,069
                                                                  -------------   ------------
  NET EQUALIZATION CREDITS AND CHARGES..........................       (328,048)       (69,157)
                                                                  -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................................     (4,077,204)    (4,189,162)
  Net realized gains............................................     (1,037,078)        (9,632)
                                                                  -------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........................     (5,114,282)    (4,198,794)
                                                                  -------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..........................    27,074,724     150,278,141
  Net proceeds from the reinvestment of shares issued...........         4,412           4,893
  Cost of shares redeemed.......................................    (90,606,719)   (59,506,527)
  Net income equalization.......................................        328,048         69,157
                                                                  -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS..................................................    (63,199,535)    90,845,664
                                                                  -------------   ------------
  Net increase (decrease) in net assets during the period.......   (108,945,395)   114,080,782
  Net assets at beginning of period.............................   185,256,084      71,175,302
                                                                  -------------   ------------
NET ASSETS END OF PERIOD(1).....................................  $ 76,310,689    $185,256,084
                                                                  =============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...................................................       550,000       3,050,000
  Shares issued to shareholders from reinvestment of
     distributions..............................................            95              97
  Shares redeemed...............................................     (1,900,000)    (1,200,000)
                                                                  -------------   ------------
  NET INCREASE (DECREASE).......................................     (1,349,905)     1,850,097
                                                                  =============   ============
(1) Including undistributed (distribution in excess of) net
  investment income.............................................  $     462,794   $    115,185
                                                                  =============   ============




------------

 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                 SPDR DJ                   SPDR S&P EMERGING                 SPDR S&P
            EURO STOXX 50 ETF              ASIA PACIFIC ETF                  CHINA ETF
      -----------------------------   --------------------------   ----------------------------
                                                       FOR THE                        FOR THE
         FOR THE         FOR THE         FOR THE        PERIOD        FOR THE         PERIOD
        YEAR ENDED      YEAR ENDED     YEAR ENDED    3/20/2007*-     YEAR ENDED     3/20/2007*-
        9/30/2008       9/30/2007       9/30/2008     9/30/2007      9/30/2008       9/30/2007
      -------------   -------------   ------------   -----------   -------------   ------------

      $ 15,145,925    $  12,365,738   $  2,565,648   $   483,032   $   2,184,746   $    653,582
        26,417,244       38,971,201      1,566,592        52,164      (4,435,411)           992

       (166,078,657)     43,937,804    (62,719,439)   12,075,935    (100,336,806)    35,430,638
      -------------   -------------   ------------   -----------   -------------   ------------
       (124,515,488)     95,274,743    (58,587,199)   12,611,131    (102,587,471)    36,085,212
      -------------   -------------   ------------   -----------   -------------   ------------
         (1,789,862)      2,701,464      3,159,166       411,243         996,287        490,966
      -------------   -------------   ------------   -----------   -------------   ------------

        (13,251,069)    (15,108,265)    (1,340,743)           --      (1,313,923)            --
         (7,520,932)             --       (145,430)           --              --             --
      -------------   -------------   ------------   -----------   -------------   ------------
        (20,772,001)    (15,108,265)    (1,486,173)           --      (1,313,923)            --
      -------------   -------------   ------------   -----------   -------------   ------------

       280,051,170      326,768,376    184,794,181    48,808,406     157,208,665     86,554,003
            19,301           12,731             --            --              --             --
       (395,244,395)   (156,271,445)   (22,360,508)           --     (52,838,902)            --
          1,789,862      (2,701,464)    (3,159,166)     (411,243)       (996,287)      (490,966)
      -------------   -------------   ------------   -----------   -------------   ------------
       (113,384,062)    167,808,198    159,274,507    48,397,163     103,373,476     86,063,037
      -------------   -------------   ------------   -----------   -------------   ------------
       (260,461,413)    250,676,140    102,360,301    61,419,537         468,369    122,639,215
       484,540,971      233,864,831     61,419,537            --     122,639,215             --
      -------------   -------------   ------------   -----------   -------------   ------------
      $224,079,558    $ 484,540,971   $163,779,838   $61,419,537   $ 123,107,584   $122,639,215
      =============   =============   ============   ===========   =============   ============

         5,000,000        5,750,000      2,600,000       700,000       1,700,000      1,300,000
               353              216             --            --              --             --
         (7,450,000)     (2,700,000)      (300,000)           --        (600,000)            --
      -------------   -------------   ------------   -----------   -------------   ------------
         (2,449,647)      3,050,216      2,300,000       700,000       1,100,000      1,300,000
      =============   =============   ============   ===========   =============   ============
      $    (231,736)  $  (2,045,665)  $  1,517,942   $   446,023   $   1,518,048   $    654,576
      =============   =============   ============   ===========   =============   ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                            SPDR S&P
                                                                      EMERGING MARKETS ETF
                                                                   --------------------------
                                                                                    FOR THE
                                                                      FOR THE        PERIOD
                                                                    YEAR ENDED    3/20/2007*-
                                                                     9/30/2008     9/30/2007
                                                                   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $    958,799   $   280,047
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................     2,058,413       348,605
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......   (20,109,950)    7,586,918
                                                                   ------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   (17,092,738)    8,215,570
                                                                   ------------   -----------
  Net equalization credits and charges...........................       106,486       222,753
                                                                   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................      (458,445)           --
  Net realized gains.............................................      (520,820)           --
                                                                   ------------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................      (979,265)           --
                                                                   ------------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................    29,477,491    36,909,262
  Cost of shares redeemed........................................   (20,231,043)           --
  Net income equalization........................................      (106,486)     (222,753)
                                                                   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................     9,139,962    36,686,509
                                                                   ------------   -----------
  Net increase (decrease) in net assets during the period........    (8,825,555)   45,124,832
  Net assets at beginning of period..............................    45,124,832            --
                                                                   ------------   -----------
NET ASSETS END OF PERIOD(1)......................................  $ 36,299,277   $45,124,832
                                                                   ============   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................       400,000       600,000
  Shares redeemed................................................      (300,000)           --
                                                                   ------------   -----------
  NET INCREASE (DECREASE)........................................       100,000       600,000
                                                                   ============   ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $    757,546   $   249,988
                                                                   ============   ===========




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                SPDR S&P                      SPDR S&P                 SPDR S&P EMERGING
               BRIC 40 ETF               EMERGING EUROPE ETF           LATIN AMERICA ETF
      ----------------------------   --------------------------   --------------------------
                         FOR THE                      FOR THE                      FOR THE
         FOR THE         PERIOD         FOR THE        PERIOD        FOR THE        PERIOD
        YEAR ENDED     6/19/2007*-    YEAR ENDED    3/20/2007*-    YEAR ENDED    3/20/2007*-
        9/30/2008       9/30/2007      9/30/2008     9/30/2007      9/30/2008     9/30/2007
      -------------   ------------   ------------   -----------   ------------   -----------

      $   3,943,149   $    364,217   $    839,635   $   145,400   $  1,733,636   $   299,412
         (8,467,660)           397     (1,681,698)       21,686      2,142,603       (11,036)

       (116,559,216)    17,925,484    (46,455,065)    3,934,080    (35,725,029)    8,935,439
      -------------   ------------   ------------   -----------   ------------   -----------
       (121,083,727)    18,290,098    (47,297,128)    4,101,166    (31,848,790)    9,223,815
      -------------   ------------   ------------   -----------   ------------   -----------
            346,383        307,570        723,287       235,319        277,544        65,402
      -------------   ------------   ------------   -----------   ------------   -----------

         (1,205,020)            --       (404,230)           --       (761,665)           --
                 --             --        (34,103)           --        (36,533)           --
      -------------   ------------   ------------   -----------   ------------   -----------
         (1,205,020)            --       (438,333)           --       (798,198)           --
      -------------   ------------   ------------   -----------   ------------   -----------

        249,747,480    138,631,387     90,183,614    34,639,996     95,148,858    30,020,028
        (95,646,406)            --             --            --    (27,544,011)           --
           (346,383)      (307,570)      (723,287)     (235,319)      (277,544)      (65,402)
      -------------   ------------   ------------   -----------   ------------   -----------
        153,754,691    138,323,817     89,460,327    34,404,677     67,327,303    29,954,626
      -------------   ------------   ------------   -----------   ------------   -----------
         31,812,327    156,921,485     42,448,153    38,741,162     34,957,859    39,243,843
        156,921,485             --     38,741,162            --     39,243,843            --
      -------------   ------------   ------------   -----------   ------------   -----------
      $ 188,733,812   $156,921,485   $ 81,189,315   $38,741,162   $ 74,201,702   $39,243,843
      =============   ============   ============   ===========   ============   ===========

          7,900,000      5,200,000      1,300,000       600,000      1,100,000       500,000
         (3,800,000)            --             --            --       (400,000)           --
      -------------   ------------   ------------   -----------   ------------   -----------
          4,100,000      5,200,000      1,300,000       600,000        700,000       500,000
      =============   ============   ============   ===========   ============   ===========
      $   3,099,496   $    364,614   $    591,542   $   132,983   $  1,048,493   $   251,843
      =============   ============   ============   ===========   ============   ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                            SPDR S&P
                                                                            EMERGING
                                                                          MIDDLE EAST &
                                                                           AFRICA ETF
                                                                   --------------------------
                                                                                    FOR THE
                                                                      FOR THE        PERIOD
                                                                    YEAR ENDED    3/20/2007*-
                                                                     9/30/2008     9/30/2007
                                                                   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................  $  4,802,614   $   279,477
  Net realized gain (loss) on investments, foreign currency
     transactions and futures....................................      (455,703)       10,295
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures......   (42,767,321)    2,080,572
                                                                   ------------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................   (38,420,410)    2,370,344
                                                                   ------------   -----------
  Net equalization credits and charges...........................     1,984,444        66,796
                                                                   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................    (1,015,292)           --
  Net realized gains.............................................      (100,455)           --
                                                                   ------------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS............................    (1,115,747)           --
                                                                   ------------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................   164,621,958    25,081,413
  Net proceeds from the reinvestment of shares issued............            --            --
  Cost of shares redeemed........................................            --            --
  Net income equalization........................................    (1,984,444)      (66,796)
                                                                   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   162,637,514    25,014,617
                                                                   ------------   -----------
  Net increase (decrease) in net assets during the period........   125,085,801    27,451,757
  Net assets at beginning of period..............................    27,451,757            --
                                                                   ------------   -----------
NET ASSETS END OF PERIOD(1)......................................  $152,537,558   $27,451,757
                                                                   ============   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold....................................................     2,400,000       400,000
  Shares issued to shareholders from reinvestment of
     distributions...............................................            --            --
  Shares redeemed................................................            --            --
                                                                   ------------   -----------
  NET INCREASE (DECREASE)........................................     2,400,000       400,000
                                                                   ============   ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................  $  4,024,422   $   266,042
                                                                   ============   ===========




------------

 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                    SPDR S&P        SPDR S&P
                                            SPDR S&P             INTERNATIONAL   INTERNATIONAL
               SPDR S&P                   INTERNATIONAL             DIVIDEND        MID CAP
           WORLD EX-US ETF                SMALL CAP ETF               ETF             ETF
      -------------------------   ----------------------------   -------------   -------------
                      FOR THE                        FOR THE        FOR THE         FOR THE
        FOR THE        PERIOD        FOR THE         PERIOD          PERIOD          PERIOD
       YEAR ENDED   4/20/2007*-     YEAR ENDED     4/20/2007*-    2/12/2008*-      5/7/2008*-
       9/30/2008     9/30/2007      9/30/2008       9/30/2007      9/30/2008       9/30/2008
      -----------   -----------   -------------   ------------   -------------   -------------

      $   602,973   $   170,239   $   6,703,837   $    507,306    $  1,629,870    $    56,973
           15,226         4,462      (7,266,699)       127,420      (5,802,467)      (395,366)

       (7,844,493)      420,205    (125,441,700)     1,333,438      (9,994,929)    (1,546,347)
      -----------   -----------   -------------   ------------    ------------    -----------
       (7,226,294)      594,906    (126,004,562)     1,968,164     (14,167,526)    (1,884,740)
      -----------   -----------   -------------   ------------    ------------    -----------
          372,476            --       3,155,093        408,647         615,120             --
      -----------   -----------   -------------   ------------    ------------    -----------

         (228,453)           --      (1,646,829)            --      (2,270,350)            --
          (34,955)           --      (2,785,844)            --              --             --
      -----------   -----------   -------------   ------------    ------------    -----------
         (263,408)           --      (4,432,673)            --      (2,270,350)            --
      -----------   -----------   -------------   ------------    ------------    -----------

       21,841,734    13,026,000     375,432,673    108,147,942      59,783,673      7,092,400
               --            --              --             --          22,962             --
               --            --     (23,221,738)            --              --             --
         (372,476)           --      (3,155,093)      (408,647)       (615,120)            --
      -----------   -----------   -------------   ------------    ------------    -----------
       21,469,258    13,026,000     349,055,842    107,739,295      59,191,515      7,092,400
      -----------   -----------   -------------   ------------    ------------    -----------
       14,352,032    13,620,906     221,773,700    110,116,106      43,368,759      5,207,660
       13,620,906            --     110,116,106             --              --             --
      -----------   -----------   -------------   ------------    ------------    -----------
      $27,972,938   $13,620,906   $ 331,889,806   $110,116,106    $ 43,368,759    $ 5,207,660
      ===========   ===========   =============   ============    ============    ===========

          800,000       400,000      11,800,000      3,000,000         900,000        200,000
               --            --              --             --             380             --
               --            --        (800,000)            --              --             --
      -----------   -----------   -------------   ------------    ------------    -----------
          800,000       400,000      11,000,000      3,000,000         900,380        200,000
      ===========   ===========   =============   ============    ============    ===========
      $   542,254   $   164,987   $   5,289,106   $    504,245    $   (645,245)   $    63,173
      ===========   ===========   =============   ============    ============    ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                      SPDR S&P      SPDR DJ
                                                                      EMERGING      WILSHIRE
                                                                      MARKETS        GLOBAL
                                                                     SMALL CAP    REAL ESTATE
                                                                        ETF           ETF
                                                                    -----------   -----------
                                                                      FOR THE       FOR THE
                                                                       PERIOD        PERIOD
                                                                    5/12/2008*-    5/7/2008*-
                                                                     9/30/2008     9/30/2008
                                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income...........................................  $    61,080   $   128,151
  Net realized gain (loss) on investments, foreign currency
     transactions and futures.....................................      (64,629)     (110,381)
  Net change in unrealized appreciation (depreciation) on
     investments, foreign currency transactions and futures.......   (2,194,587)   (1,749,172)
                                                                    -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS...................................................   (2,198,136)   (1,731,402)
                                                                    -----------   -----------
  Net equalization credits and charges............................      111,201        63,064
                                                                    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...........................................           --      (155,654)
  Net realized gains..............................................           --            --
                                                                    -----------   -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................           --      (155,654)
                                                                    -----------   -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares............................   12,004,964    17,618,342
  Net proceeds from the reinvestment of shares issued.............           --            --
  Cost of shares redeemed.........................................           --            --
  Net income equalization.........................................     (111,201)      (63,064)
                                                                    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS....................................................   11,893,763    17,555,278
                                                                    -----------   -----------
  Net increase (decrease) in net assets during the period.........    9,806,828    15,731,286
  Net assets at beginning of period...............................           --            --
                                                                    -----------   -----------
NET ASSETS END OF PERIOD(1)                                         $ 9,806,828   $15,731,286
                                                                    ===========   ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold.....................................................      300,000       400,000
  Shares issued to shareholders from reinvestment of
     distributions................................................           --            --
  Shares redeemed.................................................           --            --
                                                                    -----------   -----------
  NET INCREASE (DECREASE).........................................      300,000       400,000
                                                                    ===========   ===========
(1) Including undistributed (distribution in excess of) net
  investment income...............................................  $    48,547   $   (27,991)
                                                                    ===========   ===========




------------

 * Commencement of operations



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



                  SPDR DJ                          SPDR
                  WILSHIRE                    FTSE/MACQUARIE                     SPDR
               INTERNATIONAL             GLOBAL INFRASTRUCTURE 100             MSCI ACWI
              REAL ESTATE ETF                       ETF                        EX-US ETF
      -------------------------------   --------------------------   ----------------------------
                           FOR THE                       FOR THE                        FOR THE
          FOR THE          PERIOD          FOR THE        PERIOD        FOR THE         PERIOD
        YEAR ENDED      12/15/2006*-     YEAR ENDED    1/25/2007*-     YEAR ENDED     1/10/2007*-
         9/30/2008        9/30/2007       9/30/2008     9/30/2007      9/30/2008       9/30/2007
      --------------   --------------   ------------   -----------   -------------   ------------

      $   34,442,707   $   16,421,890   $  2,648,246   $   452,197   $   7,720,869   $  1,315,835
         (47,506,451)      (6,626,202)      (315,720)       94,262       1,181,987        114,100

        (459,696,978)     (18,311,421)   (21,035,048)    2,694,096    (113,298,549)    10,307,283
      --------------   --------------   ------------   -----------   -------------   ------------
        (472,760,722)      (8,515,733)   (18,702,522)    3,240,555    (104,395,693)    11,737,218
      --------------   --------------   ------------   -----------   -------------   ------------
           1,095,614        3,864,004        806,088       276,629       4,065,058        658,602
      --------------   --------------   ------------   -----------   -------------   ------------

         (35,627,956)     (19,239,701)    (1,125,385)           --      (4,783,573)            --
                  --               --       (243,403)           --        (347,849)            --
      --------------   --------------   ------------   -----------   -------------   ------------
         (35,627,956)     (19,239,701)    (1,368,788)           --      (5,131,422)            --
      --------------   --------------   ------------   -----------   -------------   ------------

         356,367,190    1,138,413,796     53,873,665    42,900,981     263,045,750    115,953,647
             751,857          567,472             --            --              --             --
        (148,838,147)              --             --            --     (22,570,680)            --
          (1,095,614)      (3,864,004)      (806,088)     (276,629)     (4,065,058)      (658,602)
      --------------   --------------   ------------   -----------   -------------   ------------
         207,185,286    1,135,117,264     53,067,577    42,624,352     236,410,012    115,295,045
      --------------   --------------   ------------   -----------   -------------   ------------
        (300,107,778)   1,111,225,834     33,802,355    46,141,536     130,947,955    127,690,865
       1,111,225,834               --     46,141,536            --     127,690,865             --
      --------------   --------------   ------------   -----------   -------------   ------------
      $  811,118,056   $1,111,225,834   $ 79,943,891   $46,141,536   $ 258,638,820   $127,690,865
      ==============   ==============   ============   ===========   =============   ============

           6,800,000       17,400,000        900,000       800,000       6,400,000      3,000,000
              13,405            8,917             --            --              --             --
          (2,800,000)              --                           --        (600,000)            --
      --------------   --------------   ------------   -----------   -------------   ------------
           4,013,405       17,408,917        900,000       800,000       5,800,000      3,000,000
      ==============   ==============   ============   ===========   =============   ============
      $   (2,892,727)  $   (2,353,705)  $  2,007,866   $   471,621   $   4,311,569   $  1,320,620
      ==============   ==============   ============   ===========   =============   ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                              SPDR
                                                                         RUSSELL/NORMURA
                                                                           PRIME JAPAN
                                                                               ETF
                                                                  ----------------------------
                                                                                     FOR THE
                                                                     FOR THE         PERIOD
                                                                    YEAR ENDED     11/9/2006*-
                                                                    9/30/2008       9/30/2007
                                                                  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.........................................  $     343,143   $  2,098,585
  Net realized gain (loss) on investments and foreign currency
     transactions...............................................      3,600,579        125,675
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions..............    (13,864,853)     6,491,493
                                                                  -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.................................................     (9,921,131)     8,715,753
                                                                  -------------   ------------
  Net equalization credits and charges..........................       (772,463)            --
                                                                  -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.........................................     (2,031,837)        (1,530)
  Net realized gains............................................       (190,893)            --
                                                                  -------------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........................     (2,222,730)        (1,530)
                                                                  -------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares..........................             --    259,677,426
  Net proceeds from the reinvestment of shares issued...........             --             --
  Cost of shares redeemed.......................................   (232,461,733)            --
  Net income equalization.......................................        772,463             --
                                                                  -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS..................................................   (231,689,270)   259,677,426
                                                                  -------------   ------------
  Net increase (decrease) in net assets during the period.......   (244,605,594)   268,391,649
  Net assets at beginning of period.............................    268,391,649             --
                                                                  -------------   ------------
NET ASSETS END OF PERIOD(1).....................................  $  23,786,055   $268,391,649
                                                                  =============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...................................................             --      4,800,000
  Shares issued to shareholders from reinvestment of
     distributions..............................................             --             --
  Shares redeemed...............................................     (4,200,000)            --
                                                                  -------------   ------------
  NET INCREASE (DECREASE).......................................     (4,200,000)     4,800,000
                                                                  =============   ============
(1) Including undistributed (distribution in excess of) net
  investment income.............................................  $     410,654   $  2,031,837
                                                                  =============   ============




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                           SPDR S&P              SPDR S&P          SPDR S&P        SPDR S&P
                  SPDR                   INTERNATIONAL         INTERNATIONAL    INTERNATIONAL   INTERNATIONAL
            RUSSELL/NORMURA         CONSUMER DISCRETIONARY   CONSUMER STAPLES       ENERGY        FINANCIAL
          SMALL CAP JAPAN ETF             SECTOR ETF            SECTOR ETF        SECTOR ETF      SECTOR ETF
      ---------------------------   ----------------------   ----------------   -------------   -------------
                        FOR THE             FOR THE               FOR THE          FOR THE         FOR THE
         FOR THE        PERIOD              PERIOD                PERIOD            PERIOD          PERIOD
       YEAR ENDED     11/9/2006*-         7/16/2008*-           7/16/2008*-      7/16/2008*-     7/16/2008*-
        9/30/2008      9/30/2007           9/30/2008             9/30/2008        9/30/2008       9/30/2008
      ------------   ------------   ----------------------   ----------------   -------------   -------------

      $  1,180,850   $  1,191,067         $   20,019            $   25,298       $    37,381      $   20,816
        (5,006,498)    (8,155,363)             4,172                 1,780           (10,312)           (361)

       (22,438,534)    (8,882,965)          (651,138)             (339,793)       (1,309,489)       (610,163)
      ------------   ------------         ----------            ----------       -----------      ----------
       (26,264,182)   (15,847,261)          (626,947)             (312,715)       (1,282,420)       (589,708)
      ------------   ------------         ----------            ----------       -----------      ----------
          (272,670)       (56,443)                --                    --                --              --
      ------------   ------------         ----------            ----------       -----------      ----------

        (1,188,740)       (17,720)            (6,448)              (21,072)          (27,210)        (18,330)
                --             --                 --                    --                --              --
      ------------   ------------         ----------            ----------       -----------      ----------
        (1,188,740)       (17,720)            (6,448)              (21,072)          (27,210)        (18,330)
      ------------   ------------         ----------            ----------       -----------      ----------

        17,054,846    196,611,332          5,108,000             5,494,000         6,323,333       4,903,333
             1,095             --                 --                    --                --              --
       (50,240,648)   (43,051,452)                --                    --                --              --
           272,670         56,443                 --                    --                --              --
      ------------   ------------         ----------            ----------       -----------      ----------
       (32,912,037)   153,616,323          5,108,000             5,494,000         6,323,333       4,903,333
      ------------   ------------         ----------            ----------       -----------      ----------
       (60,637,629)   137,694,899          4,474,605             5,160,213         5,013,703       4,295,295
       137,694,899             --                 --                    --                --              --
      ------------   ------------         ----------            ----------       -----------      ----------
      $ 77,057,270   $137,694,899         $4,474,605            $5,160,213       $ 5,013,703      $4,295,295
      ============   ============         ==========            ==========       ===========      ==========

           400,000      3,750,000            200,000               200,000           200,000         200,000
                25             --                 --                    --                --              --
        (1,100,000)      (900,000)                --                    --                --              --
      ------------   ------------         ----------            ----------       -----------      ----------
          (699,975)     2,850,000            200,000               200,000           200,000         200,000
      ============   ============         ==========            ==========       ===========      ==========
      $  1,209,725   $  1,188,740         $   17,373            $    4,105       $     4,483      $    2,125
      ============   ============         ==========            ==========       ===========      ==========


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STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------


                                                                      SPDR S&P        SPDR S&P
                                                                   INTERNATIONAL   INTERNATIONAL
                                                                    HEALTH CARE      INDUSTRIAL
                                                                       SECTOR          SECTOR
                                                                        ETF             ETF
                                                                   -------------   -------------
                                                                      FOR THE         FOR THE
                                                                       PERIOD          PERIOD
                                                                    7/16/2008*-     7/16/2008*-
                                                                     9/30/2008       9/30/2008
                                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income..........................................    $   21,648     $    17,115
  Net realized gain (loss) on investments and foreign currency
     transactions................................................       (69,952)         (4,301)
  Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions...............      (512,050)     (1,083,905)
                                                                     ----------     -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS..................................................      (560,354)     (1,071,091)
                                                                     ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................        (9,902)         (9,075)
                                                                     ----------     -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from the sale of shares...........................     6,246,000       5,493,334
                                                                     ----------     -----------
  Net increase (decrease) in net assets during the period........     5,675,744       4,413,168
  Net assets at beginning of period..............................            --              --
                                                                     ----------     -----------
NET ASSETS END OF PERIOD(1)......................................    $5,675,744     $ 4,413,168
                                                                     ==========     ===========
SHARES OF BENEFICIAL INTEREST:
  Share sold.....................................................       200,000         200,000
                                                                     ==========     ===========
(1) Including undistributed (distribution in excess of) net
  investment income..............................................    $   11,712     $     8,057
                                                                     ==========     ===========




------------

 * Commencement of operations.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                           SPDR  S&P          SPDR S&P
                                         INTERNATIONAL     INTERNATIONAL
                                      TELECOMMUNICATIONS     UTILITIES
                                            SECTOR             SECTOR
                                              ETF               ETF
                                      ------------------   -------------
         SPDR S&P        SPDR S&P
      INTERNATIONAL   INTERNATIONAL
        MATERIALS       TECHNOLOGY
          SECTOR          SECTOR
           ETF             ETF
      -------------   -------------
         FOR THE         FOR THE            FOR THE           FOR THE
          PERIOD          PERIOD            PERIOD             PERIOD
       7/16/2008*-     7/16/2008*-        7/16/2008*-       7/16/2008*-
        9/30/2008       9/30/2008          9/30/2008         9/30/2008
      -------------   -------------   ------------------   -------------

       $    23,231     $    11,770        $   33,024         $   76,199
           (21,694)            (46)             (697)            (6,776)

        (1,983,564)     (1,111,771)         (866,723)          (886,841)
       -----------     -----------        ----------         ----------
        (1,982,027)     (1,100,047)         (834,396)          (817,418)
       -----------     -----------        ----------         ----------

           (14,130)             --           (27,199)           (87,344)
       -----------     -----------        ----------         ----------

         6,304,667       5,554,000         5,403,333          5,894,000
       -----------     -----------        ----------         ----------
         4,308,510       4,453,953         4,541,738          4,989,238
                --              --                --                 --
       -----------     -----------        ----------         ----------
       $ 4,308,510     $ 4,453,953        $4,541,738         $4,989,238
       ===========     ===========        ==========         ==========

           200,000         200,000           200,000            200,000
       ===========     ===========        ==========         ==========
       $     8,541     $    11,724        $    5,128         $  (12,774)
       ===========     ===========        ==========         ==========


SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------


                                                                      SPDR DJ STOXX 50 ETF
                                                   ----------------------------------------------------------
                                                   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                    9/30/2008   9/30/2007   9/30/2006   9/30/2005  9/30/2004+
                                                   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $ 53.69    $  44.48     $ 39.31     $ 33.20     $ 27.89
                                                     -------    --------     -------     -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................       1.88        1.50        1.30(5)     1.01        0.99
Net realized and unrealized gain (loss) (7)......     (17.09)       9.22        5.05        6.10        5.16
                                                     -------    --------     -------     -------     -------
Total from investment operations.................     (15.21)      10.72        6.35        7.11        6.15
                                                     -------    --------     -------     -------     -------
Net equalization credits and charges (5).........      (0.12)      (0.03)       0.38        0.00(4)     0.01
                                                     -------    --------     -------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................      (1.69)      (1.47)      (1.41)      (1.00)      (0.85)
Net realized gains...............................      (0.34)      (0.01)      (0.15)         --          --
                                                     -------    --------     -------     -------     -------
Total distributions..............................      (2.03)      (1.48)      (1.56)      (1.00)      (0.85)
                                                     -------    --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD...................    $ 36.33    $  53.69     $ 44.48     $ 39.31     $ 33.20
                                                     =======    ========     =======     =======     =======
TOTAL RETURN (1).................................     (29.27)%     24.22%      17.40%      21.60%      22.13%
Net assets, end of period (in 000's).............    $76,311    $185,256     $71,175     $31,447     $24,896
Ratio of expenses to average net assets..........       0.29%       0.30%       0.33%       0.32%       0.33%
Ratio of net investment income (loss) to average
  net assets.....................................       3.35%       3.16%       3.13%       2.75%       2.98%
Portfolio turnover rate (3)......................         14%          9%         14%          9%          7%





See accompanying notes to financial highlights on page 214 and notes to financial statements.

--------------------------------------------------------------------------------


                  SPDR DJ EURO STOXX 50 ETF
-------------------------------------------------------------
YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
 9/30/2008   9/30/2007    9/30/2006    9/30/2005   9/30/2004+
----------  ----------   ----------   ----------   ----------
 $  62.12    $  49.23     $  41.31     $  33.94      $ 27.97
 --------    --------     --------     --------      -------

     2.17        1.40         1.32(5)      0.94         0.64
   (19.32)      12.80         7.92         7.39         6.14
 --------    --------     --------     --------      -------
   (17.15)      14.20         9.24         8.33         6.78
 --------    --------     --------     --------      -------
    (0.24)       0.35        (0.08)        0.02         0.01
 --------    --------     --------     --------      -------

    (1.95)      (1.66)       (1.24)       (0.98)       (0.82)
    (0.90)         --           --           --           --
 --------    --------     --------     --------      -------
    (2.85)      (1.66)       (1.24)       (0.98)       (0.82)
 --------    --------     --------     --------      -------
 $  41.88    $  62.12     $  49.23     $  41.31      $ 33.94
 ========    ========     ========     ========      =======
   (29.00)%     29.76%       22.48%       24.82%       24.21%
 $224,080    $484,541     $233,865     $179,688      $93,325
     0.29%       0.30%        0.33%        0.32%        0.33%
     3.53%       2.86%        2.92%        2.79%        1.92%
       14%         11%           6%          15%          11%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                            SPDR S&P EMERGING                SPDR S&P                 SPDR S&P EMERGING
                                            ASIA PACIFIC ETF                 CHINA ETF                   MARKETS ETF
                                       --------------------------   --------------------------   --------------------------
                                                   FOR THE PERIOD               FOR THE PERIOD               FOR THE PERIOD
                                       YEAR ENDED   3/20/2007* -    YEAR ENDED   3/20/2007* -    YEAR ENDED   3/20/2007* -
                                        9/30/2008     9/30/2007      9/30/2008     9/30/2007      9/30/2008     9/30/2007
                                       ----------  --------------   ----------  --------------   ----------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................   $  87.74       $ 60.50       $  94.34      $  52.23        $ 75.21       $ 55.63
                                        --------       -------       --------      --------        -------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).........       0.90          0.64           0.75          0.50           1.32          0.42
Net realized and unrealized gain
  (loss) (7).........................     (35.04)        25.50         (43.64)        40.90         (23.44)        18.49
                                        --------       -------       --------      --------        -------       -------
Total from investment operations.....     (34.14)        26.14         (42.89)        41.40         (22.12)        18.91
                                        --------       -------       --------      --------        -------       -------
Net equalization credits and charges
  (5)................................       2.13          1.10           0.47          0.71           0.16          0.67
                                        --------       -------       --------      --------        -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................      (1.03)           --          (0.63)           --          (0.65)           --
Net realized gains...................      (0.11)           --             --            --          (0.74)           --
                                        --------       -------       --------      --------        -------       -------
Total distributions..................      (1.14)           --          (0.63)           --          (1.39)           --
                                        --------       -------       --------      --------        -------       -------
NET ASSET VALUE, END OF PERIOD.......   $  54.59       $ 87.74       $  51.29      $  94.34        $ 51.86       $ 75.21
                                        ========       =======       ========      ========        =======       =======
TOTAL RETURN (1).....................     (36.95)%       45.03%        (45.26)%       80.64%        (29.77)%       35.20%
Net assets, end of period (in
  000's).............................   $163,780       $61,420       $123,108      $122,639        $36,299       $45,125
Ratio of expenses to average net
  assets.............................       0.59%         0.63%(2)       0.59%         0.59%(2)       0.59%         0.60%(2)
Ratio of expenses to average net
  assets before waiver...............       0.59%         0.63%(2)       0.59%         0.59%(2)       0.59%         0.60%(2)
Ratio of net investment income (loss)
  to average net assets..............       2.28%         3.33%(2)       1.33%         2.56%(2)       1.97%         2.42%(2)
Portfolio turnover rate (3)..........          7%            1%             4%            0%            11%            0%(6)





See accompanying notes to financial highlights on page 214 and notes to financial statements.

--------------------------------------------------------------------------------


          SPDR S&P                  SPDR S&P EMERGING             SPDR S&P EMERGING
         BRIC 40 ETF                    EUROPE ETF                LATIN AMERICA ETF
----------------------------   ---------------------------   ---------------------------
              FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
YEAR ENDED     6/19/2007* -    YEAR ENDED    3/20/2007* -    YEAR ENDED    3/20/2007* -
 9/30/2008       9/30/2007      9/30/2008      9/30/2007      9/30/2008      9/30/2007
----------    --------------   ----------   --------------   ----------   --------------
 $  30.18        $  24.07        $ 64.57        $ 54.38        $ 78.49        $ 57.51
 --------        --------        -------        -------        -------        -------

     0.39            0.07           0.46           0.22           1.32           0.50
   (10.19)           5.90         (22.41)          9.18         (17.23)         20.32
 --------        --------        -------        -------        -------        -------
    (9.80)           5.97         (21.95)          9.40         (15.91)         20.82
 --------        --------        -------        -------        -------        -------
     0.04            0.14           0.51           0.79           0.25           0.16
 --------        --------        -------        -------        -------        -------

    (0.13)             --          (0.37)            --          (0.95)            --
       --              --          (0.03)            --          (0.05)            --
 --------        --------        -------        -------        -------        -------
    (0.13)             --          (0.40)            --          (1.00)            --
 --------        --------        -------        -------        -------        -------
 $  20.29        $  30.18        $ 42.73        $ 64.57        $ 61.83        $ 78.49
 ========        ========        =======        =======        =======        =======
   (32.50)%         25.38%        (33.45)%        18.73%        (20.21)%        36.49%
 $188,734        $156,921        $81,189        $38,741        $74,202        $39,244
     0.40%           0.40%(2)       0.60%          0.60%(2)       0.60%          0.60%(2)

     0.50%           0.50%(2)       0.60%          0.60%(2)       0.60%          0.60%(2)

     1.43%           2.31%(2)       0.96%          1.53%(2)       1.94%          1.98%(2)
       16%              0%            19%             3%             7%             2%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                              SPDR S&P EMERGING               SPDR S&P             SPDR S&P INTERNATIONAL
                                          MIDDLE EAST & AFRICA ETF         WORLD EX-US ETF              SMALL CAP ETF
                                         --------------------------  --------------------------  --------------------------
                                                     FOR THE PERIOD              FOR THE PERIOD              FOR THE PERIOD
                                         YEAR ENDED   3/20/2007* -   YEAR ENDED   4/20/2007* -   YEAR ENDED   4/20/2007* -
                                          9/30/2008     9/30/2007     9/30/2008     9/30/2007     9/30/2008     9/30/2007
                                         ----------  --------------  ----------  --------------  ----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD...   $  68.63       $ 59.25       $ 34.05       $ 32.57      $  36.71      $  35.59
                                          --------       -------       -------       -------      --------      --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)...........       1.79(8)       0.67          0.61          0.41          0.51          0.17
Net realized and unrealized gain (loss)
  (7)..................................     (15.86)         8.49        (11.31)         1.07        (13.04)         0.70
                                          --------       -------       -------       -------      --------      --------
Total from investment operations.......     (14.07)         9.16        (10.70)         1.48        (12.53)         0.87
                                          --------       -------       -------       -------      --------      --------
Net equalization credits and charges
  (5)..................................       1.04          0.22          0.62            --          0.35          0.25
                                          --------       -------       -------       -------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................      (1.02)           --         (0.57)           --         (0.30)           --
Net realized gains.....................      (0.10)           --         (0.09)           --         (0.52)           --
                                          --------       -------       -------       -------      --------      --------
Total distributions....................      (1.12)           --         (0.66)           --         (0.82)           --
                                          --------       -------       -------       -------      --------      --------
NET ASSET VALUE, END OF PERIOD.........   $  54.48       $ 68.63       $ 23.31       $ 34.05      $  23.71      $  36.71
                                          ========       =======       =======       =======      ========      ========
TOTAL RETURN (1).......................     (19.37)%       15.84%       (30.13)%        4.56%       (33.83)%        3.14%
Net assets, end of period (in 000's)...   $152,538       $27,452       $27,973       $13,621      $331,890      $110,116
Ratio of expenses to average net
  assets...............................       0.59%         0.59%(2)      0.35%         0.35%(2)      0.59%         0.59%(2)
Ratio of net investment income (loss)
  to average net assets................       3.88%         2.65%(2)      3.36%         2.89%(2)      2.38%         1.89%(2)
Portfolio turnover rate (3)............          7%            1%            4%            0%(6)        46%            2%





See accompanying notes to financial highlights on page 214 and notes to financial statements.

--------------------------------------------------------------------------------


                                                        SPDR DJ
   SPDR S&P        SPDR S&P          SPDR S&P          WILSHIRE
 INTERNATIONAL   INTERNATIONAL   EMERGING MARKETS       GLOBAL
   DIVIDEND         MID CAP          SMALL CAP        REAL ESTATE
      ETF             ETF               ETF               ETF
--------------  --------------   ----------------   --------------
FOR THE PERIOD  FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
 2/12/2008* -     5/7/2008* -      5/12/2008* -       5/7/2008* -
   9/30/2008       9/30/2008         9/30/2008         9/30/2008
--------------  --------------   ----------------   --------------
    $ 70.76         $ 35.46           $ 52.29           $ 49.87
    -------         -------           -------           -------

       3.56            0.32              0.16              0.56
     (23.17)          (9.74)           (20.81)           (10.80)
    -------         -------           -------           -------
     (19.61)          (9.42)           (20.65)           (10.24)
    -------         -------           -------           -------
       1.30              --              1.05              0.33
    -------         -------           -------           -------

      (4.28)             --                --             (0.63)
         --              --                --                --
    -------         -------           -------           -------
      (4.28)             --                --             (0.63)
    -------         -------           -------           -------
    $ 48.17         $ 26.04           $ 32.69           $ 39.33
    =======         =======           =======           =======
     (26.93)%        (26.54)%          (37.48)%          (19.89)%
    $43,369         $ 5,208           $ 9,807           $15,731
       0.48%(2)        0.45%(2)          0.76%(2)          0.50%(2)
       8.77%(2)        2.22%(2)          3.41%(2)          3.97%(2)
         71%             19%                2%                4%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                                          SPDR DJ WILSHIRE               SPDR FTSE/MACQUARIE
                                                      INTERNATIONAL REAL ESTATE       GLOBAL INFRASTRUCTURE 100
                                                                 ETF                             ETF
                                                    ----------------------------    ----------------------------
                                                                  FOR THE PERIOD                  FOR THE PERIOD
                                                    YEAR ENDED     12/15/2006* -    YEAR ENDED     1/25/2007* -
                                                     9/30/2008       9/30/2007       9/30/2008       9/30/2007
                                                    ----------    --------------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD............     $  63.83       $    60.28        $ 57.68         $ 50.41
                                                     --------       ----------        -------         -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         1.80             1.20           1.53(8)         0.59
Net realized and unrealized gain (loss) (7).....       (26.03)            3.33         (11.64)           6.11
                                                     --------       ----------        -------         -------
Total from investment operations................       (24.23)            4.53         (10.11)           6.70
                                                     --------       ----------        -------         -------
Net equalization credits and charges (5)........         0.06             0.36           0.60            0.57
                                                     --------       ----------        -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................        (1.80)           (1.34)         (0.94)             --
Net realized gains..............................           --               --          (0.20)             --
                                                     --------       ----------        -------         -------
Total distributions.............................        (1.80)           (1.34)         (1.14)             --
                                                     --------       ----------        -------         -------
NET ASSET VALUE, END OF PERIOD..................     $  37.86       $    63.83        $ 47.03         $ 57.68
                                                     ========       ==========        =======         =======
TOTAL RETURN (1)................................       (38.38)%           8.09%        (16.93)%         14.43%
Net assets, end of period (in 000's)............     $811,118       $1,111,226        $79,944         $46,142
Ratio of expenses to average net assets.........         0.59%            0.60%(2)       0.59%           0.59%(2)
Ratio of net investment income (loss) to average
  net assets....................................         3.43%            3.01%(2)       3.49%           2.50%(2)
Portfolio turnover rate (3).....................            8%              16%             7%              6%





See accompanying notes to financial highlights on page 214 and notes to financial statements.

--------------------------------------------------------------------------------


       SPDR MSCI ACWI               SPDR RUSSELL/NORMURA            SPDR RUSSELL/NORMURA
          EX-US ETF                    PRIME JAPAN ETF               SMALL CAP JAPAN ETF
----------------------------    ----------------------------    ----------------------------
              FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
YEAR ENDED     1/10/2007* -     YEAR ENDED     11/9/2006* -     YEAR ENDED     11/9/2006* -
 9/30/2008       9/30/2007       9/30/2008       9/30/2007       9/30/2008       9/30/2007
----------    --------------    ----------    --------------    ----------    --------------
 $  42.56        $  35.60         $ 55.91        $  52.65         $ 48.31        $  48.70
 --------        --------         -------        --------         -------        --------

     0.82            0.44            1.95            0.42            0.71            0.53
   (13.76)           6.12          (15.75)           2.84          (12.49)          (0.77)
 --------        --------         -------        --------         -------        --------
   (12.94)           6.56          (13.80)           3.26          (11.78)          (0.24)
 --------        --------         -------        --------         -------        --------
     0.60            0.40           (0.62)             --           (0.12)          (0.03)
 --------        --------         -------        --------         -------        --------

    (0.77)             --           (1.69)           0.00(4)        (0.57)          (0.12)
    (0.06)             --           (0.16)             --              --              --
 --------        --------         -------        --------         -------        --------
    (0.83)             --           (1.85)             --           (0.57)          (0.12)
 --------        --------         -------        --------         -------        --------
 $  29.39        $  42.56         $ 39.64        $  55.91         $ 35.84        $  48.31
 ========        ========         =======        ========         =======        ========
   (29.53)%         19.55%         (26.48)%          6.19%         (24.85)%         (0.57)%
 $258,639        $127,691         $23,786        $268,392         $77,057        $137,695
     0.34%           0.35%(2)        0.50%           0.51%(2)        0.55%           0.56%(2)
     3.00%           2.78%(2)        0.52%           0.97%(2)        1.24%           1.26%(2)
        5%              1%              3%              0%(6)          22%              2%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                               SPDR S&P        SPDR S&P
                                             INTERNATIONAL   INTERNATIONAL     SPDR S&P        SPDR S&P        SPDR S&P
                                               CONSUMER        CONSUMER      INTERNATIONAL   INTERNATIONAL   INTERNATIONAL
                                             DISCRETIONARY      STAPLES         ENERGY         FINANCIAL      HEALTH CARE
                                                SECTOR          SECTOR          SECTOR          SECTOR          SECTOR
                                                  ETF             ETF             ETF             ETF             ETF
                                            --------------  --------------  --------------  --------------  --------------
                                            FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                                             7/16/2008* -    7/16/2008* -    7/16/2008* -     7/16/2008*-    7/16/2008* -
                                               9/30/2008       9/30/2008       9/30/2008       9/30/2008       9/30/2008
                                            --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD......      $ 25.54         $27.47          $ 31.62         $ 24.52         $31.23
                                                -------         ------          -------         -------         ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............         0.12           0.13             0.16            0.10           0.11
Net realized and unrealized gain (loss)
  (7).....................................        (3.26)         (1.69)           (6.57)          (3.05)         (2.91)
                                                -------         ------          -------         -------         ------
Total from investment operations..........        (3.14)         (1.56)           (6.41)          (2.95)         (2.80)
                                                -------         ------          -------         -------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................        (0.03)         (0.11)           (0.14)          (0.09)         (0.05)
                                                -------         ------          -------         -------         ------
NET ASSET VALUE, END OF PERIOD............      $ 22.37         $25.80          $ 25.07         $ 21.48         $28.38
                                                =======         ======          =======         =======         ======
TOTAL RETURN (1)..........................       (12.29)%        (5.70)%         (20.28)%        (12.03)%        (8.97)%
Net assets, end of period (in 000's)......      $ 4,475         $5,160          $ 5,014         $ 4,295         $5,676
Ratio of expenses to average net assets...         0.52%(2)       0.50%(2)         0.50%(2)        0.50%(2)       0.50%(2)
Ratio of net investment income (loss) to
  average net assets......................         1.88%(2)       2.17%(2)         3.03%(2)        2.03%(2)       1.67%(2)
Portfolio turnover rate (3)...............            1%             9%               1%              0%            18%



--------

    *  Commencement of operations

   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (2) Annualized

   (3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (4) Amount is less than $0.005 per share

   (5) Per share numbers have been calculated using average shares outstanding.

   (6) Amount shown represents less than 0.5%

   (7) Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (8) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of these dividends amounted to $0.38 per share on SPDR S&P Emerging Middle East & Africa ETF, $0.44 per share on SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and $0.31 per share on SPDR S&P International Utilities Sector ETF, respectively.

    + Effective on July 1, 2004, SSgA Funds Management, Inc. succeeded UBS Global Asset Management (US) Inc. as the Fund's Adviser.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------



   SPDR S&P        SPDR S&P         SPDR S&P           SPDR S&P           SPDR S&P
 INTERNATIONAL   INTERNATIONAL    INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
  INDUSTRIAL       MATERIALS       TECHNOLOGY     TELECOMMUNICATIONS      UTILITIES
    SECTOR          SECTOR           SECTOR             SECTOR             SECTOR
      ETF             ETF              ETF                ETF                ETF
--------------  --------------   --------------   ------------------   --------------
FOR THE PERIOD  FOR THE PERIOD   FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
 7/16/2008* -    7/16/2008* -     7/16/2008* -       7/16/2008* -       7/16/2008* -
   9/30/200        9/30/2008        9/30/2008          9/30/2008          9/30/2008
--------------  --------------   --------------   ------------------   --------------
    $ 27.47         $ 31.52          $ 27.77            $ 27.02            $ 29.47
    -------         -------          -------            -------            -------

       0.09            0.11             0.06               0.16               0.37(8)
      (5.44)         (10.02)           (5.56)             (4.33)             (4.45)
    -------         -------          -------            -------            -------
      (5.35)          (9.91)           (5.50)             (4.17)             (4.08)
    -------         -------          -------            -------            -------

      (0.05)          (0.07)              --              (0.14)             (0.44)
    -------         -------          -------            -------            -------
    $ 22.07         $ 21.54          $ 22.27            $ 22.71            $ 24.95
    =======         =======          =======            =======            =======
     (19.49)%        (31.44)%         (19.81)%           (15.45)%           (13.87)%
    $ 4,413         $ 4,309          $ 4,454            $ 4,542            $ 4,989
       0.50%(2)        0.50%(2)         0.50%(2)           0.50%(2)           0.50%(2)
       1.55%(2)        1.99%(2)         1.04%(2)           3.11%(2)           6.47%(2)
          0%              4%               0%                 0%                 1%

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

1.  ORGANIZATION

The SPDR Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of September 30, 2008, the Trust offered thirty (30) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund" and collectively as the "Funds"). Accordingly, the financial statements herein relate to the following Funds: SPDR DJ STOXX 50 ETF (formerly, DJ STOXX 50 ETF), SPDR DJ EURO STOXX 50 ETF (formerly, DJ EURO STOXX 50 ETF), SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR DJ Wilshire Global Real Estate ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield or total return performance of a specified market index.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of material loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of equity securities could decline generally or could underperform other investments. Further, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances including, but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and or an increase to the cost basis of such securities.

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustee fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Fund shares.

INVESTMENT TRANSACTIONS

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded on ex-date, net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency on the statement of operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation,

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


For the year ended September 30, 2008, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                 NET GAIN (LOSS)
                                                                 RECLASSIFIED TO
                                                                 PAID IN CAPITAL
--------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF...........................................    $ 4,217,580
SPDR DJ EURO STOXX 50 ETF......................................     26,675,579
SPDR S&P Emerging Asia Pacific ETF.............................      3,623,265
SPDR S&P China ETF.............................................     (1,742,685)
SPDR S&P Emerging Markets ETF..................................      3,507,446
SPDR S&P BRIC 40 ETF...........................................     (3,680,534)
SPDR S&P Emerging Europe ETF...................................             --
SPDR S&P Emerging Latin America ETF............................      4,635,453
SPDR S&P Emerging Middle East & Africa ETF.....................             --
SPDR S&P World ex-US ETF.......................................             --
SPDR S&P International Small Cap ETF...........................      2,488,087
SPDR S&P International Dividend ETF............................             --
SPDR S&P International Mid Cap ETF.............................             --
SPDR S&P Emerging Markets Small Cap ETF........................             --
SPDR DJ Wilshire Global Real Estate ETF........................             --
SPDR DJ Wilshire International Real Estate ETF.................     (8,529,118)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............             --
SPDR MSCI ACWI ex-US ETF.......................................      3,042,361
SPDR Russell/Nomura PRIME Japan ETF............................      3,948,284
SPDR Russell/Nomura Small Cap Japan ETF........................     (2,543,887)
SPDR S&P International Consumer Discretionary Sector ETF.......             --
SPDR S&P International Consumer Staples Sector ETF.............             --
SPDR S&P International Energy Sector ETF.......................             --
SPDR S&P International Financial Sector ETF....................             --
SPDR S&P International Health Care Sector ETF..................             --
SPDR S&P International Industrial Sector ETF...................             --
SPDR S&P International Materials Sector ETF....................             --
SPDR S&P International Technology Sector ETF...................             --
SPDR S&P International Telecommunications Sector ETF...........             --
SPDR S&P International Utilities Sector ETF....................             --


On September 30, 2008, SPDR DJ Wilshire International Real Estate ETF had capital loss carryforwards of $2,568,760, which may be utilized to offset any realized capital gains expiring September 30, 2016.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


The Funds incurred the following losses during the period November 1, 2007 through September 30, 2008, that are deferred for tax purposes until fiscal 2009:

                                                                 DEFERRED LOSSES
--------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF...........................................    $ (5,602,002)
SPDR DJ EURO STOXX 50 ETF......................................      (6,627,159)
SPDR S&P Emerging Asia Pacific ETF.............................      (1,002,009)
SPDR S&P China ETF.............................................      (2,685,375)
SPDR S&P Emerging Markets ETF..................................      (1,195,842)
SPDR S&P BRIC 40 ETF...........................................        (399,946)
SPDR S&P Emerging Europe ETF...................................      (1,695,144)
SPDR S&P Emerging Latin America ETF............................      (2,291,916)
SPDR S&P Emerging Middle East & Africa ETF.....................        (439,473)
SPDR S&P World ex-US ETF.......................................         (10,674)
SPDR S&P International Small Cap ETF...........................     (10,426,429)
SPDR S&P International Dividend ETF............................      (5,603,156)
SPDR S&P International Mid Cap ETF.............................        (400,918)
SPDR S&P Emerging Markets Small Cap ETF........................         (52,093)
SPDR DJ Wilshire Global Real Estate ETF........................         (87,494)
SPDR DJ Wilshire International Real Estate ETF.................     (34,141,023)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF..............        (246,762)
SPDR MSCI ACWI ex-US ETF.......................................      (2,033,696)
SPDR Russell/Nomura PRIME Japan ETF............................        (370,261)
SPDR Russell/Nomura Small Cap Japan ETF........................      (2,258,682)
SPDR S&P International Consumer Discretionary Sector ETF.......              --
SPDR S&P International Consumer Staples Sector ETF.............              --
SPDR S&P International Energy Sector ETF.......................          (4,624)
SPDR S&P International Financial Sector ETF....................              --
SPDR S&P International Health Care Sector ETF..................         (64,535)
SPDR S&P International Industrial Sector ETF...................          (4,318)
SPDR S&P International Materials Sector ETF....................         (21,135)
SPDR S&P International Technology Sector ETF...................              --
SPDR S&P International Telecommunications Sector ETF...........              --
SPDR S&P International Utilities Sector ETF....................          (5,147)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


For the year ended September 30, 2008, there were no significant differences between book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2008, was as follows:

                                                                                         LONG-TERM
                                                                   ORDINARY INCOME     CAPITAL GAIN
---------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF............................................     $ 4,945,259        $  169,023
SPDR DJ EURO STOXX 50 ETF.......................................      15,641,539         5,130,462
SPDR S&P Emerging Asia Pacific ETF..............................       1,486,173                --
SPDR S&P China ETF..............................................       1,313,923                --
SPDR S&P Emerging Markets ETF...................................         979,265                --
SPDR S&P BRIC 40 ETF............................................       1,205,020                --
SPDR S&P Emerging Europe ETF....................................         438,333                --
SPDR S&P Emerging Latin America ETF.............................         798,198                --
SPDR S&P Emerging Middle East & Africa ETF......................       1,115,747                --
SPDR S&P World ex-US ETF........................................         263,408                --
SPDR S&P International Small Cap ETF............................       4,432,673                --
SPDR S&P International Dividend ETF.............................       2,270,350                --
SPDR S&P International Mid Cap ETF..............................              --                --
SPDR S&P Emerging Markets Small Cap ETF.........................              --                --
SPDR DJ Wilshire Global Real Estate ETF.........................         155,654                --
SPDR DJ Wilshire International Real Estate ETF..................      35,627,956                --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............       1,368,788                --
SPDR MSCI ACWI ex-US ETF........................................       5,131,422                --
SPDR Russell/Nomura PRIME Japan ETF.............................       2,222,730                --
SPDR Russell/Nomura Small Cap Japan ETF.........................       1,188,740                --
SPDR S&P International Consumer Discretionary Sector ETF........           6,448                --
SPDR S&P International Consumer Staples Sector ETF..............          21,072                --
SPDR S&P International Energy Sector ETF........................          27,210                --
SPDR S&P International Financial Sector ETF.....................          18,330                --
SPDR S&P International Health Care Sector ETF...................           9,902                --
SPDR S&P International Industrial Sector ETF....................           9,075                --
SPDR S&P International Materials Sector ETF.....................          14,130                --
SPDR S&P International Technology Sector ETF....................              --                --
SPDR S&P International Telecommunications Sector ETF............          27,199                --
SPDR S&P International Utilities Sector ETF.....................          87,344                --


The tax character of distributions paid during the year ended September 30, 2007, was as follows:

                                                                                         LONG-TERM
                                                                   ORDINARY INCOME     CAPITAL GAIN
---------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF............................................     $ 4,198,794            $--
SPDR DJ EURO STOXX 50 ETF.......................................      15,108,265             --
SPDR S&P Emerging Asia Pacific ETF..............................              --             --
SPDR S&P China ETF..............................................              --             --
SPDR S&P Emerging Markets ETF...................................              --             --
SPDR S&P BRIC 40 ETF............................................              --             --
SPDR S&P Emerging Europe ETF....................................              --             --
SPDR S&P Emerging Latin America ETF.............................              --             --
SPDR S&P Emerging Middle East & Africa ETF......................              --             --
SPDR S&P World ex-US ETF........................................              --             --
SPDR S&P International Small Cap ETF............................              --             --
SPDR DJ Wilshire International Real Estate ETF..................      19,239,701             --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............              --             --
SPDR MSCI ACWI ex-US ETF........................................              --             --
SPDR Russell/Nomura PRIME Japan ETF.............................           1,530             --
SPDR Russell/Nomura Small Cap Japan ETF.........................          17,720             --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


There were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on washed sales, the cumulative return of capital payment, PFICs (Passive Foreign Investment Companies), Redemptions In-Kind, Dividend Payables and the deferral of post-October losses.

As of September 30, 2008 the components of distributable earnings on a tax basis were as follows:

                                                         UNDISTRIBUTED       UNDISTRIBUTED     NET UNREALIZED
                                                       (OVERDISTRIBUTED)       LONG-TERM        APPRECIATION
                                                        ORDINARY INCOME       CAPITAL GAIN     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF................................       $  880,700             $--           $ (27,185,002)
SPDR DJ EURO STOXX 50 ETF...........................          588,170              --            (101,533,611)
SPDR S&P Emerging Asia Pacific ETF..................        1,517,942              --             (51,601,439)
SPDR S&P China ETF..................................        1,518,048              --             (64,906,170)
SPDR S&P Emerging Markets ETF.......................          757,546              --             (12,930,567)
SPDR S&P BRIC 40 ETF................................        3,099,496              --            (102,844,299)
SPDR S&P Emerging Europe ETF........................          591,542              --             (42,530,693)
SPDR S&P Emerging Latin America ETF.................        1,048,493              --             (26,815,205)
SPDR S&P Emerging Middle East & Africa ETF..........        4,024,422              --             (40,750,762)
SPDR S&P World ex-US ETF............................          542,463              --              (7,426,585)
SPDR S&P International Small Cap ETF................        5,311,892              --            (125,842,520)
SPDR S&P International Dividend ETF.................          277,975              --             (10,189,475)
SPDR S&P International Mid Cap ETF..................           63,173              --              (1,546,995)
SPDR S&P Emerging Markets Small Cap ETF.............           48,852              --              (2,194,895)
SPDR DJ Wilshire Global Real Estate ETF.............          114,492              --              (1,774,808)
SPDR DJ Wilshire International Real Estate ETF......        7,286,989              --            (487,519,447)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...        2,007,866              --             (18,591,859)
SPDR MSCI ACWI ex-US ETF............................        4,311,569              --            (103,113,793)
SPDR Russell/Nomura PRIME Japan ETF.................          410,654              --              (7,377,793)
SPDR Russell/Nomura Small Cap Japan ETF.............        1,223,058              --             (31,594,540)
SPDR S&P International Consumer Discretionary Sector
  ETF...............................................           24,196              --                (651,143)
SPDR S&P International Consumer Staples Sector ETF..           27,078              --                (339,793)
SPDR S&P International Energy Sector ETF............           31,693              --              (1,309,489)
SPDR S&P International Financial Sector ETF.........           20,455              --                (610,163)
SPDR S&P International Health Care Sector ETF.......           21,614              --                (517,451)
SPDR S&P International Industrial Sector ETF........           17,132              --              (1,083,905)
SPDR S&P International Materials Sector ETF.........           22,671              --              (1,983,563)
SPDR S&P International Technology Sector ETF........           11,724              --              (1,111,771)
SPDR S&P International Telecommunications Sector
  ETF...............................................           32,326              --                (866,723)
SPDR S&P International Utilities Sector ETF.........           74,570              --                (886,841)


On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48" or the "Interpretation"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than- not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Each Fund adopted the provisions of FIN 48 on October 1, 2007. Management evaluated the implications of FIN 48 and determined that the tax positions met a "more-likely-than-not" threshold. The Trust is not aware of any tax positions that for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change over the next twelve months. There was no impact resulting from the adoption of this Interpretation on the Funds' financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each Fund's policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P International Dividend ETF, SPDR DJ Wilshire Global Real Estate ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. The following Funds distribute annually (semi-annual beginning in 2009): SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF and SPDR Russell/Nomura Small Cap Japan ETF. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 for the fiscal year beginning October 1, 2008. Management is evaluating the application of SFAS 157 to the Funds, and believes the impact will be limited to expanded disclosures resulting from the adoption of SFAS 157 in the Funds' financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY TRANSACTIONS ADVISORY FEE

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                                                   ANNUAL RATE
                                                                   -----------
SPDR DJ STOXX 50 ETF.............................................      0.29%
SPDR DJ EURO STOXX 50 ETF........................................      0.29
SPDR S&P Emerging Asia Pacific ETF...............................      0.59
SPDR S&P China ETF...............................................      0.59
SPDR S&P Emerging Markets ETF....................................      0.59
SPDR S&P BRIC 40 ETF.............................................      0.50*
SPDR S&P Emerging Europe ETF.....................................      0.59
SPDR S&P Emerging Latin America ETF..............................      0.59
SPDR S&P Emerging Middle East & Africa ETF.......................      0.59
SPDR S&P World ex-US ETF.........................................      0.34
SPDR S&P International Small Cap ETF.............................      0.59
SPDR S&P International Dividend ETF..............................      0.45
SPDR S&P International Mid Cap ETF...............................      0.45
SPDR S&P Emerging Markets Small Cap ETF..........................      0.65
SPDR DJ Wilshire Global Real Estate ETF..........................      0.50
SPDR DJ Wilshire International Real Estate ETF...................      0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF................      0.59
SPDR MSCI ACWI ex-US ETF.........................................      0.34
SPDR Russell/Nomura PRIME Japan ETF..............................      0.50
SPDR Russell/Nomura Small Cap Japan ETF..........................      0.55
SPDR S&P International Consumer Discretionary Sector ETF.........      0.50
SPDR S&P International Consumer Staples Sector ETF...............      0.50
SPDR S&P International Energy Sector ETF.........................      0.50
SPDR S&P International Financial Sector ETF......................      0.50
SPDR S&P International Health Care Sector ETF....................      0.50
SPDR S&P International Industrial Sector ETF.....................      0.50
SPDR S&P International Materials Sector ETF......................      0.50
SPDR S&P International Technology Sector ETF.....................      0.50
SPDR S&P International Telecommunications Sector ETF.............      0.50
SPDR S&P International Utilities Sector ETF......................      0.50



* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.40% until January 31, 2009.

The Adviser pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR DJ Wilshire International Real Estate ETF and the SPDR DJ Wilshire Global Real Estate ETF.

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in an investment fund managed by the Adviser, the State Street Navigator Securities Lending Prime Portfolio. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


For the period January 31, 2008 (inception of lending activities via State Street) through September 30, 2008, State Street earned securities lending agent fees as follows:

                                                                SECURITIES LENDING
                                                                    AGENT FEES
----------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..........................................       $ 14,069
SPDR DJ EURO STOXX 50 ETF.....................................        117,512
SPDR S&P Emerging Asia Pacific ETF............................          3,316
SPDR S&P China ETF............................................          3,805
SPDR S&P Emerging Markets ETF.................................          2,610
SPDR S&P BRIC 40 ETF..........................................         12,442
SPDR S&P Emerging Europe ETF..................................          5,022
SPDR S&P Emerging Latin America ETF...........................         12,771
SPDR S&P Emerging Middle East & Africa ETF....................          1,735
SPDR S&P World ex-US ETF......................................          3,128
SPDR S&P International Small Cap ETF..........................         67,647
SPDR S&P International Dividend ETF...........................          4,754
SPDR S&P International Mid Cap ETF............................             78
SPDR S&P Emerging Markets Small Cap ETF.......................              7
SPDR DJ Wilshire Global Real Estate ETF.......................             42
SPDR DJ Wilshire International Real Estate ETF................        125,036
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.............         14,175
SPDR MSCI ACWI ex-US ETF......................................         37,517
SPDR Russell/Nomura PRIME Japan ETF...........................          2,335
SPDR Russell/Nomura Small Cap Japan ETF.......................         27,071
SPDR S&P International Consumer Discretionary Sector ETF......             --
SPDR S&P International Consumer Staples Sector ETF............             --
SPDR S&P International Energy Sector ETF......................             --
SPDR S&P International Financial Sector ETF...................             --
SPDR S&P International Health Care Sector ETF.................             --
SPDR S&P International Industrial Sector ETF..................             --
SPDR S&P International Materials Sector ETF...................             --
SPDR S&P International Technology Sector ETF..................             --
SPDR S&P International Telecommunications Sector ETF..........             --
SPDR S&P International Utilities Sector ETF...................             --


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust.

TRUSTEES' FEES

The Trust and SPDR Series Trust ("SST Trust") pay, in the aggregate, each independent Trustee an annual fee of $60,000 plus $3,000 per in-person meeting attended. An independent Trustee will receive $1,000 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $9,000. The Trust also reimburses each independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and the SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


TRANSACTIONS WITH AFFILIATES

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at September 30, 2008 and for the period then ended are:

                                                         SHARES PURCHASED  SHARES SOLD               INCOME EARNED
                                             NUMBER OF        FOR THE        FOR THE     NUMBER OF      FOR THE
                                            SHARES HELD     YEAR ENDED      YEAR ENDED  SHARES HELD    YEAR ENDED
                                            AT 09/30/07      09/30/08        09/30/08   AT 09/30/08     09/30/08
------------------------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF......................       --          32,475,210     31,049,153    1,426,057     $ 79,828
SPDR DJ EURO STOXX 50 ETF.................       --         194,947,392    189,595,457    5,351,935      666,525
SPDR S&P Emerging Asia Pacific ETF........       --          42,893,136     36,071,560    6,821,576       18,875
SPDR S&P China ETF........................       --          32,412,943     28,512,336    3,900,607       21,652
SPDR S&P Emerging Markets ETF.............       --          20,188,959     17,328,989    2,859,970       14,852
SPDR S&P BRIC 40 ETF......................       --         167,499,968    152,598,693   14,901,275       70,690
SPDR S&P Emerging Europe ETF..............       --          32,848,323     29,074,232    3,774,091       28,584
SPDR S&P Emerging Latin America ETF.......       --         121,516,784    112,688,535    8,828,249       72,680
SPDR S&P Emerging Middle East & Africa
  ETF.....................................       --          14,062,539     12,860,439    1,202,100        9,868
SPDR S&P World ex-US ETF..................       --           9,805,972      7,655,343    2,150,629       17,372
SPDR S&P International Small Cap ETF......       --          81,213,219     32,903,613   48,309,606      383,478
SPDR S&P International Dividend ETF.......       --          13,092,988      8,563,217    4,529,771       26,845
SPDR S&P International Mid Cap ETF........       --             607,370        127,884      479,486          442
SPDR S&P Emerging Markets Small Cap ETF...       --              51,191         31,177       20,014           39
SPDR DJ Wilshire Global Real Estate ETF...       --             638,229        138,602      499,627          241
SPDR DJ Wilshire International Real Estate
  ETF.....................................       --         402,686,412    280,139,111  122,547,301      710,437
SPDR FTSE/Macquarie Global Infrastructure
  100 ETF.................................       --         125,902,275    110,609,967   15,292,308       80,548
SPDR MSCI ACWI ex-US ETF..................       --          85,026,468     56,955,146   28,071,322      212,877
SPDR Russell/Nomura PRIME Japan ETF.......       --          12,087,829      6,549,721    5,538,108       13,126
SPDR Russell/Nomura Small Cap Japan ETF...       --          39,927,842     19,048,862   20,878,980      153,848
SPDR S&P International Consumer
  Discretionary Sector ETF................       --                  --             --           --           --
SPDR S&P International Consumer Staples
  Sector ETF..............................       --                  --             --           --           --
SPDR S&P International Energy Sector ETF..       --                  --             --           --           --
SPDR S&P International Financial Sector
  ETF.....................................       --                  --             --           --           --
SPDR S&P International Health Care Sector
  ETF.....................................       --                  --             --           --           --
SPDR S&P International Industrial Sector
  ETF.....................................       --                  --             --           --           --
SPDR S&P International Materials Sector
  ETF.....................................       --                  --             --           --           --
SPDR S&P International Technology Sector
  ETF.....................................       --                  --             --           --           --
SPDR S&P International Telecommunications
  Sector ETF..............................       --                  --             --           --           --
SPDR S&P International Utilities Sector
  ETF.....................................       --                  --             --           --           --


4.  SHAREHOLDER TRANSACTIONS

With the exception of the Trust's dividend reinvestment plan, Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR DJ Wilshire Global Real Estate ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, and 200,000 shares for SPDR World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Mid Cap ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF. Such transactions are generally permitted on an in-kind basis, with a separate cash payment (cash component), which is used to equate the transaction to the net asset value per share of a Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction are charged to those institutions creating or redeeming Creation Units. An additional charge of up to three times the transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------



the extent redemptions are used for cash. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

On September 30, 2008, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                        GROSS            GROSS        NET UNREALIZED
                                                   IDENTIFIED        UNREALIZED       UNREALIZED       APPRECIATION
                                                      COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..........................   $  104,849,839      $  292,083      $ 27,459,572      $ (27,167,489)
SPDR DJ EURO STOXX 50 ETF.....................      331,207,999       1,446,205       102,948,344       (101,502,139)
SPDR S&P Emerging Asia Pacific ETF............      220,585,056         324,414        51,920,691        (51,596,277)
SPDR S&P China ETF............................      190,740,631         607,061        65,513,552        (64,906,491)
SPDR S&P Emerging Markets ETF.................       50,693,918         316,663        13,049,709        (12,733,046)
SPDR S&P BRIC 40 ETF..........................      305,759,779              --       102,844,630       (102,844,630)
SPDR S&P Emerging Europe ETF..................      126,962,495         201,154        42,676,287        (42,475,133)
SPDR S&P Emerging Latin America ETF...........      109,720,036         154,410        26,961,475        (26,807,065)
SPDR S&P Emerging Middle East & Africa ETF....      192,192,610         887,315        41,558,830        (40,671,515)
SPDR S&P World ex-US ETF......................       37,368,306         101,728         7,522,266         (7,420,538)
SPDR S&P International Small Cap ETF..........      500,442,813       1,744,892       127,391,895       (125,647,003)
SPDR S&P International Dividend ETF...........       58,671,386         122,468        10,299,804        (10,177,336)
SPDR S&P International Mid Cap ETF............        6,906,825          32,968         1,574,416         (1,541,448)
SPDR S&P Emerging Markets Small Cap ETF.......       10,822,691          26,327         2,203,817         (2,177,490)
SPDR DJ Wilshire Global Real Estate ETF.......       18,124,034         242,317         2,017,120         (1,774,803)
SPDR DJ Wilshire International Real Estate
  ETF.........................................    1,428,772,333           7,799       487,474,946       (487,467,147)
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.........................................      113,549,844         518,632        19,104,694        (18,586,062)
SPDR MSCI ACWI ex-US ETF......................      387,300,266       1,267,136       104,293,029       (103,025,893)
SPDR Russell/Nomura PRIME Japan ETF...........       36,495,840         592,009         7,971,067         (7,379,058)
SPDR Russell/Nomura Small Cap Japan ETF.......      128,921,126       2,342,927        33,939,785        (31,596,858)
SPDR S&P International Consumer Discretionary
  Sector ETF..................................        5,113,182          94,787           745,855           (651,068)
SPDR S&P International Consumer Staples Sector
  ETF.........................................        5,488,582          35,567           374,204           (338,637)
SPDR S&P International Energy Sector ETF......        6,278,581              --         1,312,211         (1,312,211)
SPDR S&P International Financial Sector ETF...        4,904,239          73,003           682,369           (609,366)
SPDR S&P International Health Care Sector
  ETF.........................................        6,122,353          42,062           556,015           (513,953)
SPDR S&P International Industrial Sector ETF..        5,454,603          18,257         1,101,797         (1,083,540)
SPDR S&P International Materials Sector ETF...        6,279,229           8,595         1,991,325         (1,982,730)
SPDR S&P International Technology Sector ETF..        5,558,639          14,292         1,126,005         (1,111,713)
SPDR S&P International Telecommunications
  Sector ETF..................................        5,430,202           4,329           870,955           (866,626)
SPDR S&P International Utilities Sector ETF...        5,950,151          36,375           923,042           (886,667)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                   CONTRIBUTIONS      REDEMPTIONS
-------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF............................................    $ 27,076,469     $ 90,592,464
SPDR DJ EURO STOXX 50 ETF.......................................     279,807,392      395,157,829
SPDR S&P Emerging Asia Pacific ETF..............................     101,792,536       12,473,310
SPDR S&P China ETF..............................................     156,913,397       52,703,206
SPDR S&P Emerging Markets ETF...................................      21,432,152       14,881,441
SPDR S&P BRIC 40 ETF............................................      12,780,012       95,782,607
SPDR S&P Emerging Europe ETF....................................      78,998,930               --
SPDR S&P Emerging Latin America ETF.............................      76,362,592       22,340,403
SPDR S&P Emerging Middle East & Africa ETF......................     137,114,285               --
SPDR S&P World ex-US ETF........................................      21,101,052               --
SPDR S&P International Small Cap ETF............................     342,128,781       21,515,049
SPDR S&P International Dividend ETF.............................      59,675,852               --
SPDR S&P International Mid Cap ETF..............................       6,698,991               --
SPDR S&P Emerging Markets Small Cap ETF.........................       4,276,108               --
SPDR DJ Wilshire Global Real Estate ETF.........................      17,625,263               --
SPDR DJ Wilshire International Real Estate ETF..................     356,276,857      148,974,468
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............      53,555,304               --
SPDR MSCI ACWI ex-US ETF........................................     257,075,517       22,047,351
SPDR Russell/Nomura PRIME Japan ETF.............................              --      228,162,915
SPDR Russell/Nomura Small Cap Japan ETF.........................      16,920,219       49,318,361
SPDR S&P International Consumer Discretionary Sector ETF........       4,974,942               --
SPDR S&P International Consumer Staples Sector ETF..............       5,477,457               --
SPDR S&P International Energy Sector ETF........................       6,048,281               --
SPDR S&P International Financial Sector ETF.....................       4,885,850               --
SPDR S&P International Health Care Sector ETF...................       6,219,232               --
SPDR S&P International Industrial Sector ETF....................       5,492,574               --
SPDR S&P International Materials Sector ETF.....................       6,285,037               --
SPDR S&P International Technology Sector ETF....................       5,558,639               --
SPDR S&P International Telecommunications Sector ETF............       5,401,722               --
SPDR S&P International Utilities Sector ETF.....................       5,880,920               --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Fund's daily net shareholder transactions while the Statements of Changes reflect gross shareholder transactions including any cash component of the transaction.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


For the year ended September 30, 2008, the Trust had purchases and sales of investment securities as follows:

                                                                     PURCHASES          SALES
------------------------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF............................................   $ 18,616,227     $ 18,553,748
SPDR DJ EURO STOXX 50 ETF.......................................     59,433,914       62,757,484
SPDR S&P Emerging Asia Pacific ETF..............................     81,232,893        7,839,912
SPDR S&P China ETF..............................................      6,292,279        6,090,017
SPDR S&P Emerging Markets ETF...................................      6,955,752        4,948,914
SPDR S&P BRIC 40 ETF............................................     47,492,248       43,483,330
SPDR S&P Emerging Europe ETF....................................     26,729,444       15,595,491
SPDR S&P Emerging Latin America ETF.............................     19,524,214        5,969,218
SPDR S&P Emerging Middle East & Africa ETF......................     37,184,403        7,821,003
SPDR S&P World ex-US ETF........................................      1,400,791          776,066
SPDR S&P International Small Cap ETF............................    162,515,166      129,473,936
SPDR S&P International Dividend ETF.............................     18,582,434       19,751,618
SPDR S&P International Mid Cap ETF..............................      1,311,184        1,191,460
SPDR S&P Emerging Markets Small Cap ETF.........................      6,681,962          129,071
SPDR DJ Wilshire Global Real Estate ETF.........................        360,200          380,308
SPDR DJ Wilshire International Real Estate ETF..................     84,897,172       90,038,691
SPDR FTSE/Macquarie Global Infrastructure 100 ETF...............      9,208,878        5,091,934
SPDR MSCI ACWI ex-US ETF........................................     17,397,942       11,779,298
SPDR Russell/Nomura PRIME Japan ETF.............................      2,605,895        7,397,801
SPDR Russell/Nomura Small Cap Japan ETF.........................     21,266,178       21,626,980
SPDR S&P International Consumer Discretionary Sector ETF........        161,245           44,920
SPDR S&P International Consumer Staples Sector ETF..............        475,341          490,423
SPDR S&P International Energy Sector ETF........................        261,886           61,079
SPDR S&P International Financial Sector ETF.....................             --               --
SPDR S&P International Health Care Sector ETF...................      1,108,306        1,155,485
SPDR S&P International Industrial Sector ETF....................             --           43,489
SPDR S&P International Materials Sector ETF.....................        227,378          213,906
SPDR S&P International Technology Sector ETF....................             --               --
SPDR S&P International Telecommunications Sector ETF............             --               --
SPDR S&P International Utilities Sector ETF.....................        144,192           77,811


For the year ended September 30, 2008, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of countries. In addition, the Funds' assets may be concentrated in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned, should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


The market value of securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. For the period October 1, 2007 through December 31, 2007, none of the series of the Trust engaged in securities lending except that SPDR DJ STOXX 50 ETF and SPDR DJ EURO STOXX 50 ETF had securities on loan through an unaffiliated lending agent. The income earned by the Funds during this period is presented on the Funds' Statements of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The SPDR Index Shares Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty funds (each a "Fund") comprising The SPDR Index Shares Funds (the "Trust") at September 30, 2008, the results of each of their operations, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2008

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING BID/ASK MIDPOINT PRICE VS. NAV

The following charts are provided to show the frequency at which the daily market price on each Fund's primary listing exchange ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR DJ STOXX 50 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
5 Years Ended: 9/30/2008................    230        72        10        92         43        14


SPDR DJ EURO STOXX 50 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
5 Years Ended: 9/30/2008................    168        53         7        126        71        20


SPDR S&P EMERGING ASIA PACIFIC ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2008.....................    50         69        32        35         59        26


SPDR S&P CHINA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2008.....................    53         49        56        41         39        55

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SPDR S&P EMERGING MARKETS ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2008.....................    68         60        14        51         39         5


SPDR S&P BRIC 40 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (6/22/2007)
  through 9/30/2008.....................    60         63        22        33         37        14


SPDR S&P EMERGING EUROPE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2008.....................    83         44        11        35         37         8


SPDR S&P EMERGING LATIN AMERICA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2008.....................    37         13         2        30         13         0


SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (3/23/2007)
  through 9/30/2008.....................    79         66        26        31         45        14

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SPDR S&P WORLD EX-US ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (4/26/2007)
  through 9/30/2008.....................    67         63        25        23         10         2


SPDR S&P INTERNATIONAL SMALL CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (4/26/2007)
  through 9/30/2008.....................    101        70        22        26         10         1


SPDR S&P INTERNATIONAL DIVIDEND ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (2/19/2008)
  through 9/30/2008.....................    52         22         3         9         3          1


SPDR S&P INTERNATIONAL MID CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (5/13/2008)
  through 9/30/2008.....................    23         15         3         8         4          1


SPDR EMERGING MARKETS SMALL CAP ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (5/16/2008)
  through 9/30/2008.....................    10         23         6         8         8          2

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SPDR DJ WILSHIRE GLOBAL REAL ESTATE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (5/13/2008)
  through 9/30/2008.....................    29         29         0         2         0          1


SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (12/20/2006)
  through 9/30/2008.....................    144        69        12        38         23         3


SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (1/30/2007)
  through 9/30/2008.....................    123        18         2        10         0          2


SPDR MSCI ACWI EX-US ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (1/17/2007)
  through 9/30/2008.....................    100        39         9        41         16         4


SPDR RUSSELL/NOMURA PRIME JAPAN ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (11/14/2006)
  through 9/30/2008.....................    56         29        11        69         80        34

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (11/14/2006)
  through 9/30/2008.....................    86         82        14        55         49        25


SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    11         4          3         5         4          1


SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    10         9          3         4         3          1


SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    10         5          1         7         1          1


SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    11         5          3         5         4          1

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    16         20         3         0         0          1


SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    16         27         3         0         0          0


SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    13         25         5         1         0          1


SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    17         23         3         0         1          0


SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    10         6          2         5         2          1

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
FREQUENCY DISTRIBUTION OF DISCOUNT AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199      200      50-99    100-199      200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Commencement of Trading (7/22/2008)
  through 9/30/2008.....................    10         5          3         8         4          1

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees on brokerage charges and (2) ongoing costs, including management fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2008 and held for the six months ended September 30, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Funds in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                      BEGINNING         ENDING        EXPENSES PAID
                                                    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD**
ACTUAL                                                  4/1/08         9/30/08      4/1/08 TO 9/30/08
------                                              -------------   -------------   -----------------
SPDR DJ STOXX 50 ETF..............................      $1,000         $794.10            $1.30
SPDR DJ EURO STOXX 50 ETF.........................       1,000          766.80             1.28
SPDR S&P Emerging Asia Pacific ETF................       1,000          718.00             2.53
SPDR S&P China ETF................................       1,000          743.50             2.57
SPDR S&P Emerging Markets ETF.....................       1,000          747.30             2.58
SPDR S&P BRIC 40 ETF..............................       1,000          734.10             1.73
SPDR S&P Emerging Europe ETF......................       1,000          696.20             2.54
SPDR S&P Emerging Latin America ETF...............       1,000          760.40             2.64
SPDR S&P Emerging Middle East & Africa ETF........       1,000          863.40             2.75
SPDR S&P World ex-US ETF..........................       1,000          779.60             1.56
SPDR S&P International Small Cap ETF..............       1,000          745.60             2.57
SPDR S&P International Dividend ETF...............       1,000          700.50             2.04
SPDR DJ Wilshire International Real Estate ETF....       1,000          737.40             2.56
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.............................................       1,000          845.40             2.72
SPDR MSCI ACWI ex-US ETF..........................       1,000          781.20             1.51
SPDR Russell/Nomura PRIME Japan ETF...............       1,000          840.90             2.30
SPDR Russell/Nomura Small Cap Japan ETF...........       1,000          837.00             2.53



                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD**
ACTUAL                                                5/7/08*         9/30/08      5/7/08* TO 9/30/08
------                                             -------------   -------------   ------------------
SPDR S&P International Mid Cap ETF...............      $1,000         $734.60             $1.57
SPDR DJ Wilshire Global Real Estate ETF..........       1,000          801.10              1.81

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD**
ACTUAL                                                5/12/08*        9/30/08      5/12/08* TO 9/30/08
------                                             -------------   -------------   -------------------
SPDR S&P Emerging Markets Small Cap ETF..........      $1,000         $625.20             $2.40



                                                     BEGINNING         ENDING         EXPENSES PAID
                                                   ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD**
ACTUAL                                                7/16/08*        9/30/08      7/16/08* TO 9/30/08
------                                             -------------   -------------   -------------------
SPDR S&P International Consumer Discretionary
  Sector ETF.....................................      $1,000         $877.10             $1.03
SPDR S&P International Consumer Staples Sector
  ETF............................................       1,000          943.00              1.02
SPDR S&P International Energy Sector ETF.........       1,000          797.20              0.95
SPDR S&P International Financial Sector ETF......       1,000          879.70              0.99
SPDR S&P International Health Care Sector ETF....       1,000          910.30              1.00
SPDR S&P International Industrial Sector ETF.....       1,000          805.10              0.95
SPDR S&P International Materials Sector ETF......       1,000          685.60              0.89
SPDR S&P International Technology Sector ETF.....       1,000          801.90              0.95
SPDR S&P International Telecommunications Sector
  ETF............................................       1,000          845.50              0.97
SPDR S&P International Utilities Sector ETF......       1,000          861.30              0.98


* Commencement of operations.

** Expenses are equal to the Fund's annualized net expense ratios of 0.29%, 0.29%, 0.59%, 0.59%, 0.59%, 0.40%, 0.60%, 0.60%, 0.59%, 0.35%, 0.59%, 0.48%,
0.59%, 0.59%, 0.34%, 0.50%, 0.55%, 0.45%, 0.50%, 0.76%, 0.52%, 0.50%, 0.50%,
0.50%, 0.50%, 0.50%, 0.50%, 0.50%, 0.50%, and 0.50%, respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period (or since commencement of operations), then divided by 366.

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                      BEGINNING         ENDING        EXPENSES PAID
                                                    ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD***
HYPOTHETICAL                                            4/1/08         9/30/08      4/1/08 TO 9/30/08
------------                                        -------------   -------------   -----------------
SPDR DJ STOXX 50 ETF..............................      $1,000        $1,023.55           $1.47
SPDR DJ EURO STOXX 50 ETF.........................       1,000         1,023.55            1.47
SPDR S&P Emerging Asia Pacific ETF................       1,000         1,022.05            2.98
SPDR S&P China ETF................................       1,000         1,022.05            2.98
SPDR S&P Emerging Markets ETF.....................       1,000         1,022.05            2.98
SPDR S&P BRIC 40 ETF..............................       1,000         1,023.00            2.02
SPDR S&P Emerging Europe ETF......................       1,000         1,022.00            3.03
SPDR S&P Emerging Latin America ETF...............       1,000         1,022.00            3.03
SPDR S&P Emerging Middle East & Africa ETF........       1,000         1,022.05            2.98
SPDR S&P World ex-US ETF..........................       1,000         1,023.25            1.77
SPDR S&P International Small Cap ETF..............       1,000         1,022.05            2.98
SPDR S&P International Dividend ETF...............       1,000         1,022.60            2.43
SPDR S&P International Mid Cap ETF................       1,000         1,022.75            2.28
SPDR S&P Emerging Markets Small Cap ETF...........       1,000         1,021.20            3.84
SPDR DJ Wilshire Global Real Estate ETF...........       1,000         1,022.50            2.53
SPDR DJ Wilshire International Real Estate ETF....       1,000         1,022.05            2.98
SPDR FTSE/Macquarie Global Infrastructure 100
  ETF.............................................       1,000         1,022.05            2.98
SPDR MSCI ACWI ex-US ETF..........................       1,000         1,023.30            1.72
SPDR Russell/Nomura PRIME Japan ETF...............       1,000         1,022.50            2.53
SPDR Russell/Nomura Small Cap Japan ETF...........       1,000         1,022.25            2.78
SPDR S&P International Consumer Discretionary
  Sector ETF......................................       1,000         1,022.40            2.63
SPDR S&P International Consumer Staples Sector
  ETF.............................................       1,000         1,022.50            2.53
SPDR S&P International Energy Sector ETF..........       1,000         1,022.50            2.53
SPDR S&P International Financial Sector ETF.......       1,000         1,022.50            2.53
SPDR S&P International Health Care Sector ETF.....       1,000         1,022.50            2.53
SPDR S&P International Industrial Sector ETF......       1,000         1,022.50            2.53
SPDR S&P International Materials Sector ETF.......       1,000         1,022.50            2.53
SPDR S&P International Technology Sector ETF......       1,000         1,022.50            2.53
SPDR S&P International Telecommunications Sector
  ETF.............................................       1,000         1,022.50            2.53
SPDR S&P International Utilities Sector ETF.......       1,000         1,022.50            2.53


*** Expenses (hypothetical expenses if the Fund had been in existence from 4/1/08) are equal to the Fund's annualized net expense ratios of 0.29%, 0.29%, 0.59%, 0.59%, 0.59%, 0.40%, 0.60%, 0.60%, 0.59%, 0.35%, 0.59%, 0.48%, 0.45%,
0.76%, 0.50%, 0.59%, 0.59%, 0.34%, 0.50%, 0.55%, 0.52%, 0.50%, 0.50%, 0.50%,
0.50%, 0.50%, 0.50%, 0.50%, 0.50%, and 0.50%, respectively. Expenses are equal to the Funds' annualized expense ratio, multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for fiscal year ended September 30, 2008:

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                                     PERCENTAGE
-------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..............................................         --%
SPDR DJ EURO STOXX 50 ETF.........................................         --
SPDR S&P Emerging Asia Pacific ETF................................         --
SPDR S&P China ETF................................................         --
SPDR S&P Emerging Markets ETF.....................................         --
SPDR S&P BRIC 40 ETF..............................................         --
SPDR S&P Emerging Europe ETF......................................         --
SPDR S&P Emerging Latin America ETF...............................         --
SPDR S&P Emerging Middle East & Africa ETF........................         --
SPDR S&P World ex-US ETF..........................................         --
SPDR S&P International Small Cap ETF..............................         --
SPDR S&P International Dividend ETF...............................         --
SPDR S&P International Mid Cap ETF................................         --
SPDR S&P Emerging Markets Small Cap ETF...........................         --
SPDR DJ Wilshire Global Real Estate ETF...........................         --
SPDR DJ Wilshire International Real Estate ETF....................         --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................      28.34
SPDR MSCI ACWI ex-US ETF..........................................         --
SPDR Russell/Nomura PRIME Japan ETF...............................         --
SPDR Russell/Nomura Small Cap Japan ETF...........................         --
SPDR S&P International Consumer Discretionary Sector ETF..........         --
SPDR S&P International Consumer Staples Sector ETF................         --
SPDR S&P International Energy Sector ETF..........................         --
SPDR S&P International Financial Sector ETF.......................         --
SPDR S&P International Health Care Sector ETF.....................         --
SPDR S&P International industrial Sector ETF......................         --
SPDR S&P International Materials Sector ETF.......................         --
SPDR S&P International Technology Sector ETF......................         --
SPDR S&P International Telecommunications Sector ETF..............         --
SPDR S&P International Utilities Sector ETF.......................         --

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

QUALIFIED DIVIDEND INCOME

For the fiscal year ended September 30, 2008, a portion of dividends distributed by the Funds are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on the individual's tax bracket. These amounts are noted below:

                                                                        AMOUNT
--------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..............................................   $ 4,542,598
SPDR DJ EURO STOXX 50 ETF.........................................    12,705,992
SPDR S&P Emerging Asia Pacific ETF................................     1,030,852
SPDR S&P China ETF................................................     2,360,156
SPDR S&P Emerging Markets ETF.....................................       915,093
SPDR S&P BRIC 40 ETF..............................................     4,587,098
SPDR S&P Emerging Europe ETF......................................     1,455,619
SPDR S&P Emerging Latin America ETF...............................     1,447,351
SPDR S&P Emerging Middle East & Africa ETF........................     6,094,856
SPDR S&P World ex-US ETF..........................................       589,401
SPDR S&P International Small Cap ETF..............................     7,586,416
SPDR S&P International Dividend ETF...............................     1,686,925
SPDR S&P International Mid Cap ETF................................        69,174
SPDR S&P Emerging Markets Small Cap ETF...........................        27,625
SPDR DJ Wilshire Global Real Estate ETF...........................        67,711
SPDR DJ Wilshire International Real Estate ETF....................    36,334,725
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................     2,835,645
SPDR MSCI ACWI ex-US ETF..........................................     7,602,007
SPDR Russell/Nomura PRIME Japan ETF...............................       701,322
SPDR Russell/Nomura Small Cap Japan ETF...........................     1,649,192
SPDR S&P International Consumer Discretionary Sector ETF..........        25,940
SPDR S&P International Consumer Staples Sector ETF................        31,143
SPDR S&P International Energy Sector ETF..........................        46,144
SPDR S&P International Financial Sector ETF.......................        28,003
SPDR S&P International Health Care Sector ETF.....................        28,351
SPDR S&P International industrial Sector ETF......................        25,327
SPDR S&P International Materials Sector ETF.......................        29,989
SPDR S&P International Technology Sector ETF......................        18,044
SPDR S&P International Telecommunications Sector ETF..............        38,390
SPDR S&P International Utilities Sector ETF.......................        82,770


For the fiscal year ended September 30, 2008, certain dividends paid by SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR DJ Wilshire Global Real Estate ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2008 form 1099-DIV.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

LONG TERM CAPITAL GAIN

Long term capital gains dividends were paid from the following Funds during the year ended September 30, 2008.

                                                                       AMOUNT
-------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..............................................   $  169,023
SPDR DJ EURO STOXX 50 ETF.........................................    5,130,462
SPDR S&P Emerging Asia Pacific ETF................................           --
SPDR S&P China ETF................................................           --
SPDR S&P Emerging Markets ETF.....................................           --
SPDR S&P BRIC 40 ETF..............................................           --
SPDR S&P Emerging Europe ETF......................................           --
SPDR S&P Emerging Latin America ETF...............................           --
SPDR S&P Emerging Middle East & Africa ETF........................           --
SPDR S&P World ex-US ETF..........................................           --
SPDR S&P International Small Cap ETF..............................           --
SPDR S&P International Dividend ETF...............................           --
SPDR S&P International Mid Cap ETF................................           --
SPDR S&P Emerging Markets Small Cap ETF...........................           --
SPDR DJ Wilshire Global Real Estate ETF...........................           --
SPDR DJ Wilshire International Real Estate ETF....................           --
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................           --
SPDR MSCI ACWI ex-US ETF..........................................           --
SPDR Russell/Nomura PRIME Japan ETF...............................           --
SPDR Russell/Nomura Small Cap Japan ETF...........................           --
SPDR S&P International Consumer Discretionary Sector ETF..........           --
SPDR S&P International Consumer Staples Sector ETF................           --
SPDR S&P International Energy Sector ETF..........................           --
SPDR S&P International Financial Sector ETF.......................           --
SPDR S&P International Health Care Sector ETF.....................           --
SPDR S&P International industrial Sector ETF......................           --
SPDR S&P International Materials Sector ETF.......................           --
SPDR S&P International Technology Sector ETF......................           --
SPDR S&P International Telecommunications Sector ETF..............           --
SPDR S&P International Utilities Sector ETF.......................           --


For the fiscal year ended September 30, 2008, certain dividends paid by SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR DJ Wilshire Global Real Estate ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, and SPDR S&P International Utilities Sector ETF may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2008 form 1099-DIV.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN TAX CREDIT

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2008, the total amount of foreign taxes that will be passed through are:

                                                                       AMOUNT
-------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..............................................   $  381,597
SPDR DJ EURO STOXX 50 ETF.........................................    1,858,410
SPDR S&P Emerging Asia Pacific ETF................................       99,928
SPDR S&P China ETF................................................       20,725
SPDR S&P Emerging Markets ETF.....................................       62,272
SPDR S&P BRIC 40 ETF..............................................      305,597
SPDR S&P Emerging Europe ETF......................................      196,934
SPDR S&P Emerging Latin America ETF...............................      110,887
SPDR S&P Emerging Middle East & Africa ETF........................      203,969
SPDR S&P World ex-US ETF..........................................       49,606
SPDR S&P International Small Cap ETF..............................      563,401
SPDR S&P International Dividend ETF...............................      178,438
SPDR S&P International Mid Cap ETF................................        5,921
SPDR S&P Emerging Markets Small Cap ETF...........................        1,442
SPDR DJ Wilshire Global Real Estate ETF...........................           --
SPDR DJ Wilshire International Real Estate ETF....................    3,862,062
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................      145,798
SPDR MSCI ACWI ex-US ETF..........................................      566,348
SPDR Russell/Nomura PRIME Japan ETF...............................       46,094
SPDR Russell/Nomura Small Cap Japan ETF...........................      115,058
SPDR S&P International Consumer Discretionary Sector ETF..........        1,582
SPDR S&P International Consumer Staples Sector ETF................          916
SPDR S&P International Energy Sector ETF..........................        4,033
SPDR S&P International Financial Sector ETF.......................        2,166
SPDR S&P International Health Care Sector ETF.....................        1,073
SPDR S&P International industrial Sector ETF......................        1,471
SPDR S&P International Materials Sector ETF.......................        1,016
SPDR S&P International Technology Sector ETF......................        1,140
SPDR S&P International Telecommunications Sector ETF..............        2,394
SPDR S&P International Utilities Sector ETF.......................          795

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Amount of foreign source income earned on the following Funds during the year ended September 30, 2008 were as follows:

                                                                        AMOUNT
--------------------------------------------------------------------------------
SPDR DJ STOXX 50 ETF..............................................   $ 5,211,456
SPDR DJ EURO STOXX 50 ETF.........................................    18,393,851
SPDR S&P Emerging Asia Pacific ETF................................     3,832,094
SPDR S&P China ETF................................................     3,153,413
SPDR S&P Emerging Markets ETF.....................................     1,352,801
SPDR S&P BRIC 40 ETF..............................................     5,262,295
SPDR S&P Emerging Europe ETF......................................     1,526,171
SPDR S&P Emerging Latin America ETF...............................     2,369,198
SPDR S&P Emerging Middle East & Africa ETF........................     6,363,749
SPDR S&P World ex-US ETF..........................................       712,722
SPDR S&P International Small Cap ETF..............................     8,619,396
SPDR S&P International Dividend ETF...............................     1,927,288
SPDR S&P International Mid Cap ETF................................        74,255
SPDR S&P Emerging Markets Small Cap ETF...........................        90,768
SPDR DJ Wilshire Global Real Estate ETF...........................            --
SPDR DJ Wilshire International Real Estate ETF....................    45,138,252
SPDR FTSE/Macquarie Global Infrastructure 100 ETF.................     2,579,362
SPDR MSCI ACWI ex-US ETF..........................................     9,330,953
SPDR Russell/Nomura PRIME Japan ETF...............................       705,164
SPDR Russell/Nomura Small Cap Japan ETF...........................     1,666,048
SPDR S&P International Consumer Discretionary Sector ETF..........        27,076
SPDR S&P International Consumer Staples Sector ETF................        32,024
SPDR S&P International Energy Sector ETF..........................        47,432
SPDR S&P International Financial Sector ETF.......................        29,657
SPDR S&P International Health Care Sector ETF.....................        29,062
SPDR S&P International Industrial Sector ETF......................        27,068
SPDR S&P International Materials Sector ETF.......................        29,989
SPDR S&P International Technology Sector ETF......................        18,528
SPDR S&P International Telecommunications Sector ETF..............        41,059
SPDR S&P International Utilities Sector ETF.......................       103,582


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll-free) or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov. Information regarding how the investment adviser voted proxies for the prior 12 months ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.spdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll-free), and on the Funds' website www.spdrs.com.

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SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT ADVISORY CONTRACT RENEWAL

During the most recent fiscal six-month period covered by this report, the Board of Trustees of the Trust (the "Board") held in-person meetings to evaluate proposals to continue the Investment Advisory Agreement with respect to the operational series of the Trust (the "Current ETFs"), to continue the Investment Advisory Agreement with respect to the previously approved non-operational series of the Trust and to approve the Investment Advisory Agreement with respect to new series of the Trust (collectively, the "New ETFs" and, together with the Current ETFs, the "ETFs"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Investment Advisory Agreement.

In evaluating the Investment Advisory Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent, Custodian and Securities Lending Agent ("State Street"). In deciding whether to approve the Investment Advisory Agreement, the Board considered various factors, including
(i) the nature, extent and quality of services provided by the Adviser with respect to the Current ETFs and to be provided by the Adviser with respect to the New ETFs, under the Investment Advisory Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee levels in the Investment Advisory Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Investment Advisory Agreement and the Adviser's responsibilities for managing investment operations of the Current ETFs and anticipated responsibilities for managing the investment operations of the New ETFs, in accordance with each ETF's investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser's experience in managing equity exchange-traded funds. The Board then determined that the nature, extent and quality of the services provided by, or expected to be provided by, the Adviser to the ETFs were necessary and appropriate.

The Board reviewed the Current ETFs' performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective of replicating the total return of the applicable index. The Board reviewed information regarding each Current ETF's index tracking and tracking error, noting that each Current ETF satisfactorily tracked its benchmark index. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser's relationships with the ETFs had been profitable, profitability was not excessive.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser and its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the ETFs' unitary fee through review of comparative information with respect to fees paid by similar funds -- i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs, the estimated expense ratios of the New ETFs, and the unitary fee structure. The Board used a fund-by-fund analysis of the data. The Board concluded, based on the information presented, that each ETF's fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Investment Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions regarding the Investment Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser's fees for each ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the Current ETFs and fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the relatively low fee structure of the Trust.

The Board also considered the renewal of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to the real estate series of the Trust (the "Real Estate ETFs"), after review of materials provided to them at their request by the Adviser, Sub-Adviser and State Street. In deciding whether to renew the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the Real Estate ETFs under the Sub-Advisory Agreement, (ii) investment performance of the Real Estate ETFs, (iii) the fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the Real Estate ETFs grow and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in real estate investment trusts and international real estate securities. The Board considered that the Real Estate ETF with performance history satisfactorily tracked its benchmark index. In light of the Board's determination that the unitary fee paid to the Adviser by the Real Estate ETFs was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

The Board, including the Independent Trustees voting separately, approved the Sub-Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself. The Board's conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to the Real Estate ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of the Real Estate ETFs had been satisfactory; (c) the Sub-Adviser's fees for the Real Estate ETFs and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude materially to affect the Board's conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the Real Estate ETFs.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
TRUSTEES


                                                                        NUMBER
                                                                          OF
                                             TERM OF                    PORTFO-
                                             OFFICE                      LIOS
                                               AND                      IN FUND
                                   POSI-     LENGTH      PRINCIPAL      COMPLEX       OTHER
                                  TION(S)      OF      OCCUPATION(S)   OVERSEEN   DIRECTORSHIPS
NAME, ADDRESS                      WITH       TIME      DURING PAST       BY         HELD BY
AND DATE OF BIRTH                  FUNDS     SERVED       5 YEARS       TRUSTEE      TRUSTEE
-----------------                --------   --------   -------------   --------   -------------
INDEPENDENT TRUSTEES
DAVID M. KELLY                   Indepen-   Unlim-     Retired.           81      Chicago Stock
  c/o SPDR Index Shares Funds    dent       ited                                  Exchange
  State Street Financial Center  Trustee    Elected:                              (Public
  One Lincoln Street                        Septem-                               Governor/
  Boston, MA 02111-2900                     ber 2000                              Director);
  1938                                                                            Penson
                                                                                  Worldwide
                                                                                  Inc.
                                                                                  (Director);
                                                                                  Custodial
                                                                                  Trust Co.
                                                                                  (Director);
                                                                                  SPDR Series
                                                                                  Trust
                                                                                  (Trustee).
FRANK NESVET                     Indepen-   Unlim-     Chief              81      SPDR Series
  c/o SPDR Index Shares Funds    dent       ited       Executive                  Trust
  State Street Financial Center  Trustee,   Elected:   Officer,                   (Trustee).
  One Lincoln Street             Chairman   Septem-    Libra Group,
  Boston, MA 02111-2900                     ber 2000   Inc. (1998-
  1943                                                 present) (a
                                                       financial
                                                       services
                                                       consulting
                                                       company).
HELEN F. PETERS                  Indepen-   Unlim-     Professor of       81      Federal Home
  c/o SPDR Index Shares Funds    dent       ited       Finance,                   Loan Bank of
  State Street Financial Center  Trustee,   Elected:   Carroll                    Boston
  One Lincoln Street             Chair of   Septem-    School of                  (Director);
  Boston, MA 02111-2900          Audit      ber 2000   Management,                BJ's
  1948                           Commit-               Boston                     Wholesale
                                 tee                   College                    Clubs
                                                       (2003-                     (Director);
                                                       present);                  SPDR Series
                                                       Dean, Boston               Trust
                                                       College                    (Trustee).
                                                       (August 2000-
                                                       2003).
INTERESTED TRUSTEE
JAMES E. ROSS*                   Inter-     Unlim-     President,         104     SPDR Series
  SSgA Funds Management, Inc.    ested      ited       SSgA Funds                 Trust
  State Street Financial Center  Trustee,   Elected    Management,                (Trustee);
  One Lincoln Street             Presi-     Presi-     Inc. (2005-                Select Sector
  Boston, MA 02111               dent       dent:      present);                  SPDR Trust
  1965                                      May        Principal,                 (Trustee);
                                            2005,      SSgA Funds                 State Street
                                            elected    Management,                Master Funds
                                            Trustee:   Inc. (2001-                (Trustee);
                                            November   present);                  and State
                                            2005       Senior                     Street
                                                       Managing                   Institutional
                                                       Director,                  Investment
                                                       State Street               Trust
                                                       Global                     (Trustee).
                                                       Advisors
                                                       (2006-
                                                       present);
                                                       Principal,
                                                       State Street
                                                       Global
                                                       Advisors
                                                       (2000-2006).



* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

The Statement of Additional Information includes additional information about the Board of Trustees and is available without charge upon request, by calling 1-866-787-2257 (toll-free).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

OFFICERS


                                                              TERM OF           PRINCIPAL
                                                             OFFICE AND       OCCUPATION(S)
NAME, ADDRESS                         POSITION(S)            LENGTH OF         DURING PAST
AND DATE OF BIRTH                     WITH FUNDS            TIME SERVED          5 YEARS
-----------------                     -----------         ---------------     -------------
ELLEN M. NEEDHAM                      Vice                Unlimited           Principal,
  SSgA Funds Management, Inc.         President           Elected:            SSgA Funds
  State Street Financial Center                           March 2008          Management,
  One Lincoln Street                                                          Inc. (1992-
  Boston, MA 02111                                                            Present)*;
  1967                                                                        Managing
                                                                              Director,
                                                                              State Street
                                                                              Global
                                                                              Advisors
                                                                              (1992 to
                                                                              Present)*
MICHAEL P. RILEY                      Vice                Unlimited           Principal,
  SSgA Funds Management, Inc.         President           Elected:            State Street
  State Street Financial Center                           February 2005       Global
  One Lincoln Street                                                          Advisors
  Boston, MA 02111                                                            (2005-
  1969                                                                        present);
                                                                              Assistant
                                                                              Vice
                                                                              President,
                                                                              State Street
                                                                              Bank and
                                                                              Trust Company
                                                                              (2000-2004).
GARY L. FRENCH                        Treasurer           Unlimited           Senior Vice
  State Street Bank and Trust                             Elected:            President,
  Company                                                 May 2005            State Street
  Two Avenue de Lafayette                                                     Bank and
  Boston, MA 02111                                                            Trust Company
  1951                                                                        (2002-
                                                                              present).
RYAN M. LOUVAR                        Secretary           Unlimited           Vice
  State Street Bank and Trust                             Elected:            President and
  Company                                                 August 2008         Senior
  Four Copley Place                                                           Counsel,
  Boston, MA 02116                                                            State Street
  1972                                                                        Bank and
                                                                              Trust Company
                                                                              (2005-
                                                                              present)*;
                                                                              Counsel,
                                                                              BISYS Group,
                                                                              Inc. (2000-
                                                                              2005) (a
                                                                              financial
                                                                              services
                                                                              company).
MARK E. TUTTLE                        Assistant           Unlimited           Vice
  State Street Bank and Trust         Secretary           Elected:            President and
  Company                                                 August 2007         Counsel,
  Four Copley Place                                                           State Street
  Boston, MA 02116                                                            Bank and
  1970                                                                        Trust Company
                                                                              (2007-
                                                                              Present)*;
                                                                              Assistant
                                                                              Counsel,
                                                                              BISYS Group,
                                                                              Inc. (2005-
                                                                              2007)* (a
                                                                              financial
                                                                              services
                                                                              company);
                                                                              Sole
                                                                              Practitioner,
                                                                              Mark E.
                                                                              Tuttle
                                                                              Attorney at
                                                                              Law (2004-
                                                                              2005);
                                                                              Paralegal,
                                                                              John Hancock
                                                                              Financial
                                                                              Services,
                                                                              Inc. (2000-
                                                                              2004).



*    Served in various capacities during noted time period.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                          TERM OF                 PRINCIPAL
                                                         OFFICE AND             OCCUPATION(S)
NAME, ADDRESS                        POSITION(S)         LENGTH OF               DURING PAST
AND DATE OF BIRTH                    WITH FUNDS         TIME SERVED                5 YEARS
-----------------                    -----------       -------------     ---------------------------
MATTHEW FLAHERTY                     Assistant         Unlimited         Assistant Vice President,
  State Street Bank and Trust        Treasurer         Elected:          State Street Bank and Trust
  Company                                              May 2005          (1994-present).*
  Two Avenue de Lafayette
  Boston, MA 02111
  1971
CHAD C. HALLETT                      Assistant         Unlimited         Vice President, State
  State Street Bank and Trust        Treasurer         Elected:          Street Bank and Trust
  Company                                              May 2006          Company (2001-Present).*
  Two Avenue de Lafayette
  Boston, MA 02111
  1969
LAURA F. HEALY                       Assistant         Unlimited         Vice President, State
  State Street Bank and Trust        Treasurer         Elected:          Street Bank and Trust
  Company                                              November 2007     Company (2002-present).*
  Two Avenue de Lafayette
  Boston, MA 02111
  1964
JULIE B. PIATELLI                    Chief             Unlimited         Principal and Senior
  SSgA Funds Management, Inc.        Compliance        Elected:          Compliance Officer, SSgA
  State Street Financial Center      Officer           August 2007       Funds Management, Inc.
  One Lincoln Street                                                     (2004-present); Vice
  Boston, MA 02111                                                       President, State Street
  1967                                                                   Global Advisors (2004-
                                                                         present); Senior Manager,
                                                                         PricewaterhouseCoopers, LLP
                                                                         (1999-2004).



*    Served in various capacities during noted time period.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR INDEX SHARES FUNDS
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR DJ Wilshire Global Real Estate ETF (RWO)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR DJ Wilshire REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)

SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)
SPDR Lehman Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)
SPDR Lehman International Treasury Bond ETF (BWX)
SPDR Lehman High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR INDEX SHARES FUNDS


TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross


OFFICERS
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Gary L. French, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Chad C. Hallett, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer


INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111


LEGAL COUNSEL
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting WWW.SPDRS.COM Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111


The investment return and principal value of an investment in the Funds will fl uctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fl uctuate in market value.

SPDR DJ STOXX 50 ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacifi c ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, S&P International Small Cap ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR DJ Wilshire Global Real Estate ETF, SPDR DJ Wilshire International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fl uctuation.

For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fl uctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor's and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affi liates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.

Please read the prospectus carefully before you invest or send money.
(C) 2008 State Street Corporation STISFAR


For more complete information, please call 866.787.2257 or visit spdrs.com today

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) Frank Nesvet is the registrant's audit committee financial expert. The Board also determined that Mr. Nesvet is not an "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2008 and September 30, 2007, the aggregate audit fees billed for professional services rendered by the principal accountant were $459,900 and $265,538, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2008 and September 30, 2007, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2008 and September 30, 2007, the aggregate tax fees billed for professional services rendered by the principal accountant were $240,000 and $123,200, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2008 and September 30, 2007.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

                                       or

     b. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     c. De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     d. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     e. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2008 and September 30, 2007, the aggregate non-audit fees for services rendered by PwC to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $7,631,000 and $7,265,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are Frank Nesvet, David Kelly and Helen Peters.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant's President and Principal Executive Officer, and Gary L. French, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Ross and French determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR(R) Index Shares Funds


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive
    Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James Ross
    ---------------------------------
    James Ross
    President and Principal Executive
    Officer

Date: November 24, 2008


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer and Principal Financial
    Officer

Date: November 24, 2008